UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number: 811-4984

                          AMERICAN AADVANTAGE FUNDS
              (Exact name of registrant as specified in charter)

                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
            (Address of principal executive offices)-(Zip code)

                        WILLIAM F. QUINN, PRESIDENT
                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
                  (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                  Date of fiscal year end: December 31, 2003

                  Date of reporting period: June 30, 2003


ITEM 1. REPORTS TO STOCKHOLDERS.

                       [LOGO OF AMERICAN AADVANTAGE FUNDS]
                          AMERICAN AADVANTAGE FUNDS(R)

-----------------------------------[GRAPHIC]------------------------------------

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2003

                                    [GRAPHIC]

                                                              MONEY MARKET FUNDS

                                                               Money Market Fund
                                               U.S. Government Money Market Fund
                                                     Municipal Money Market Fund

                           MANAGED BY AMR INVESTMENTS

ABOUT AMR INVESTMENTS
--------------------------------------------------------------------------------

AMR Investments is an experienced provider of investment advisory services to institutional and retail markets. We act as manager of the American AAdvantage Funds, a family of diversified mutual funds, and offer customized fixed income portfolio management services.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, and other institutional investors.

AMR Investments is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc.

Incorporated in 1986, we are directly responsible for the investment management and oversight of AMR Corporation's defined benefit and defined contribution plans, as well as its fixed income investments.

CONTENTS
--------------------------------------------------------------------------------
President's Message ........................................                  1

Financial Highlights
   Money Market Fund .......................................                 14

   U.S. Government
   Money Market Fund .......................................                 16

   Municipal
   Money Market Fund .......................................                 18

Schedule of Investments
   Money Market Portfolio ..................................                 20

   U.S. Government
   Money Market Portfolio ..................................                 22

   Municipal
   Money Market Portfolio ..................................                 23

Additional Information .....................................  Inside Back Cover

     ---------------------------------------------------------------------------
     Any opinions herein, including forecasts, reflect our judgement as of the end of the reporting period and are subject to change. Each adviser's strategies and each Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, AMR Investment Services, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.
     ---------------------------------------------------------------------------

American AAdvantage Funds                                          June 30, 2003

                                                    [GRAPHIC OF AMR INVESTMENTS]

FELLOW SHAREHOLDERS:

I am pleased to present you with the Semi-Annual Report for the American AAdvantage Funds for the six months ended June 30, 2003. While this period was marked with some uncertainty, investors were pleased as most major stock market indices posted positive returns for the first time in three years. June ended with a new low for interest rates as the Fed Funds rate was decreased by 25 basis points to 1.00%.

     The past six months saw a quick resolution to the war in Iraq, the lowest interest rates in 45 years, the ongoing fight against global terrorism, the effects of the SARS epidemic, and a tax cut. The American AAdvantage Money Market Funds produced strong relative returns for the period.

     The Money Market Fund-Cash Management Class returned 0.58% for the six months, outperforming the Lipper Institutional Money Market Average return of 0.45%. The U.S. Government Money Market Fund-Cash Management Class outpaced the Lipper Institutional U.S. Government Money Market Average with a return of 0.57% versus 0.45% for the Average.

     In mid-July, Federal Reserve Chairman Alan Greenspan expressed his belief that the economy would post stronger growth by year's end. He cautioned against deflation, renewing his commitment to keep interest rates low for a prolonged period. Thus, we will continue to closely monitor Federal Reserve policy and structure the Funds accordingly.

     Please review the enclosed portfolio listings and detailed financial data. As always, we welcome the opportunity to serve your financial needs. We value the trust you have placed in the American AAdvantage Funds. Should you have any questions about the enclosed information, please do not hesitate to contact us at 800-967-9009. You may also access fund and account information at www.aafunds.com. Thank you for your continued confidence in the American AAdvantage Funds.

                                                       Sincerely,

                                                       /s/ William F. Quinn

                                                       William F. Quinn
                                                       President
                                                       American AAdvantage Funds

ECONOMIC OVERVIEW
================================================================================

The year began with the possibility of war with Iraq, unemployment on the rise and a stock market that had bounced back from previous lows. After a successful campaign in Iraq, the Bush Administration shifted its focus to stimulating the economy through tax cuts. However, a great deal of uncertainty surrounded short-term interest rates, as the world economy remained weak and excess capacity continued to hinder the goods and labor markets. Federal Reserve Chairman Alan Greenspan expressed concern over deflation, indicating that policymakers would be diligent in monitoring the potential threat of falling prices. Subsequently, the overnight Fed Funds Rate was lowered by 25 basis points to 1% in June. This was the lowest overnight level in over forty-five years. In addition, the housing market remained robust due to historically low interest rates, which prompted a refinancing boom. However, the employment picture remained weak, as the unemployment rate rose to 6.4% in June--a rate not seen since 1994. By the end of June, overall consumer confidence had picked up, and the stock market posted some significantly positive returns.

     Looking forward, all indications are that the Federal Reserve Bank will continue to implement an accommodative monetary policy until they see a prolonged period of stronger economic data. The low interest rates should have a positive effect on consumer spending, while the recent drop in the dollar should spur commercial spending. This positive outlook has led many economists to forecast an increase in economic activity for the second half of the year.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE MONEY MARKET FUND (R)
================================================================================

     The American AAdvantage Money Market Fund adopted a neutral stance in the first quarter of the year in anticipation of a stable interest rate environment. However, as forecasts indicated lower interest rates during the second quarter, the weighted average maturity was extended close to 60 days. This strategy proved successful as the Federal Reserve Bank lowered interest rates at the June 25th FOMC meeting.

     For the six months ended June 30, 2003, the total return of the Cash Management Class of the American AAdvantage Money Market Fund was 0.58%. The Fund outperformed the Lipper Institutional Money Market Average return of 0.45% by 13 basis points. Lipper Analytical Services ranked the Institutional Class of the Fund 92nd among 282, 40th among 175, and 11th among 73 Institutional Money Market Funds for the one-year, five-years and ten-years ended June 30, 2003, respectively.

     The Fund will continue to look for opportunities in both the variable rate securities and commercial paper markets in the months ahead.

             CASH MANAGEMENT CLASS TOTAL RETURNS AS OF JUNE 30, 2003

                        [CHART OF CASH MANAGEMENT CLASS]

                      American AAdvantage             Lipper Institutional Money
                       Money Market Fund                  Market Fund Average
1 Year                       1.39%                               1.14%
3 Years*                     3.27%                               3.04%
5 Years*                     4.15%                               3.92%
10 Years*                    4.66%                               4.47%

                               [END CHART]

*Annualized

                                                ANNUALIZED TOTAL RETURNS
                                          ===================================
                                                     AS OF 6/30/03
                                          -----------------------------------
                                          1 YEAR        5 YEARS      10 YEARS
                                          ------        -------      --------
Cash Management Class (1,3) .........      1.39%         4.15%         4.66%
Institutional Class (1) .............      1.32%         4.13%         4.65%
PlanAhead Class (1,2) ...............      1.05%         3.83%         4.36%
Platinum Class (1,2) ................      0.61%         3.40%         4.09%

1 Past performance is not indicative of future performance. An investment in the American AAdvantage Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund.

2 Fund performance for the ten-year period represents the total returns achieved by the Institutional Class from 7/1/93 up to 8/1/94, the inception date of the PlanAhead Class, and up to 11/8/95, the inception date of the Platinum Class, and the returns of the PlanAhead and Platinum Classes since inception of these Classes. Expenses of the PlanAhead and Platinum Classes are higher than those of the Institutional Class. Therefore, total returns shown are higher than they would have been had the PlanAhead and Platinum Classes been in place since 7/1/93.

3 Fund performance for the five and ten-year periods represents the total returns achieved by the Institutional Class from 7/1/93 up to 12/1/01, the inception date of the Cash Management Class and the returns of the Cash Management Class since its inception. Expenses of the Cash Management Class are lower than those of the Institutional Class. Therefore, total returns shown are lower than they would have been had the Cash Management Class been in place since 7/1/93.

PORTFOLIO STATISTICS AS OF JUNE 30, 2003

                                   CASH
                                MANAGEMENT   INSTITUTIONAL   PLANAHEAD    PLATINUM
                                   CLASS         CLASS         CLASS        CLASS
                                ----------   -------------   ---------    --------
7-day Current Yield*              1.06%          0.94%          0.67%        0.22%
7-day Effective Yield*            1.07%          0.94%          0.67%        0.22%
30-day Yield*                     1.11%          0.99%          0.72%        0.27%
Weighted Average Maturity       37 Days        37 Days        37 Days      37 Days
Moody's Rating                      Aaa            Aaa            N/A          N/A
S&P Rating                         AAAm           AAAm            N/A          N/A

*Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

TOP TEN HOLDINGS AS OF JUNE 30, 2003

Metropolitan Life Insurance Company                                   7.8%
Bank One, NA                                                          7.4%
General Electric Capital Assurance Company                            5.9%
National City Bank                                                    5.6%
Goldman Sachs Group, LP                                               4.8%
Tulip Funding Corporation                                             4.7%
General Electric Capital Corporation                                  4.3%
Southtrust Bank, NA                                                   3.6%
Merrill Lynch & Company, Incorporated                                 3.6%
Branch Banking & Trust Company                                        3.6%

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET FUND (SM)
================================================================================

     As short-term interest rates remained flat to declining during the first half of the year, the American AAdvantage U.S. Government Money Market Fund maintained a weighted average maturity towards 60 days. This was accomplished primarily by purchasing fixed rate agencies with maturities of six months to one year. In addition to term agencies, the Fund maintained liquidity by investing in overnight investments such as repurchase agreements. This strategy worked well during the past six months as the Federal Reserve Bank lowered the Fed Funds Rate in June to 1.00%.

     For the six months ended June 30, 2003, the total return of the Cash Management Class of the American AAdvantage U.S. Government Money Market Fund was 0.57%. The Fund outperformed the Lipper Institutional U.S. Government Money Market Average return of 0.45% by 12 basis points. Lipper Analytical Services ranked the Cash Management Class of the Fund 29th among 140, 11th among 93, and 13th among 45 Institutional U.S. Government Money Market Funds for the one-year, five-years and ten-years ended June 30, 2003, respectively.

     In anticipation of a prolonged period of a stable overnight rate, the Fund will seek to take advantage of a positively sloped yield curve. The weighted average maturity will likely remain in the 40 to 50 day range until the economy shows stronger signs of strength.

             CASH MANAGEMENT CLASS TOTAL RETURNS AS OF JUNE 30, 2003

                        [CHART OF CASH MANAGEMENT CLASS]

                      American AAdvantage                Lipper Institutional
                        U.S. Government                     U.S. Government
                       Money Market Fund                Money Market Fund Average
1 Year                       1.33%                               1.13%
3 Years*                     3.20%                               2.97%
5 Years*                     4.06%                               3.83%
10 Years*                    4.50%                               4.36%

                                   [END CHART]

*Annualized

                                                ANNUALIZED TOTAL RETURNS
                                          ===================================
                                                     AS OF 6/30/03
                                          -----------------------------------
                                          1 YEAR        5 YEARS      10 YEARS
                                          ------        -------      --------
Cash Management Class (1,3) .........      1.33%         4.06%         4.50%
PlanAhead Class (1,2) ...............      0.96%         3.70%         4.17%
Platinum Class (1,2) ................      0.55%         3.27%         3.91%

1 Past performance is not indicative of future performance. An investment in the American AAdvantage U.S. Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund.

2 Fund performance for the ten-year period represents the total returns achieved by the Cash Management Class from 7/1/93 up to 8/1/94, the inception date of the PlanAhead Class, and up to 11/8/95, the inception date of the Platinum Class, and the returns of the PlanAhead and Platinum Classes since inception of these Classes. Expenses of the PlanAhead and Platinum Classes are higher than those of the Cash Management Class. Therefore, total returns shown are higher than they would have been had the PlanAhead and Platinum Classes been in existence since 7/1/93.

3 Prior to December 1, 2001, the Cash Management Class of the Fund was known as the Institutional Class.

PORTFOLIO STATISTICS AS OF JUNE 30, 2003

                                  CASH
                                MANAGEMENT   PLANAHEAD    PLATINUM
                                  CLASS        CLASS        CLASS
                                ----------   ---------    ---------
7-day Current Yield*               1.02%        0.56%        0.22%
7-day Effective Yield*             1.02%        0.56%        0.22%
30-day Yield*                      1.10%        0.65%        0.30%
Weighted Average Maturity        37 Days      37 Days      37 Days
Moody's Rating                       Aaa          N/A          N/A
S&P Rating                          AAAm          N/A          N/A

*Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET FUND (SM)
================================================================================

     In anticipation of a stable interest rate environment, the American AAdvantage Municipal Money Market Fund began the year with a neutral average maturity. However, as interest rates began to fall, commercial paper was purchased to extend the weighted average maturity of the portfolio. Maturity dates in April and August were targeted, as those months typically see an increase in short-term rates. During this period, the Fund continued to purchase variable rate commercial paper backed by letters of credit and short-term notes with the highest ratings.

     For the six months ended June 30, 2003, the total return of the Institutional Class of the American AAdvantage Municipal Money Market Fund was 0.43%. The Fund outperformed the Lipper Institutional Tax-Exempt Money Market Average return of 0.41% by 2 basis points.

     As we move forward, the Fund will continue to look for opportunities within the commercial paper and fixed-rate note markets.

              INSTITUTIONAL CLASS TOTAL RETURNS AS OF JUNE 30, 2003

                         [CHART OF INSTITUTIONAL CLASS]

                      American AAdvantage             Lipper Institutional
                           Municipal                      Tax-Exempt
                       Money Market Fund            Money Market Fund Average
1 Year                       1.04%                           0.97%
3 Years*                     2.07%                           2.02%
5 Years*                     2.53%                           2.48%
Since Inception*             2.93%                           2.84%

                                   [END CHART]

*Annualized

                                                ANNUALIZED TOTAL RETURNS
                                          =====================================
                                                     AS OF 6/30/03
                                          -------------------------------------
                                          1 YEAR        5 YEARS    SINCE INCEP.
                                          ------        -------    ------------
Institutional Class (1) .............      1.04%          2.53%         2.93%
PlanAhead Class (1,2) ...............      0.74%          2.25%         2.65%
Platinum Class (1,2) ................      0.39%          1.85%         2.38%

1 Past performance is not indicative of future performance. An investment in the American AAdvantage Municipal Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund.

2 Fund performance for the inception period represents the total returns achieved by the Institutional Class from 11/10/93 up to 8/1/94, the inception date of the PlanAhead Class, and up to 11/8/95, the inception date of the Platinum Class, and the returns of the PlanAhead and Platinum Classes since inception of these Classes. Expenses of the PlanAhead and Platinum Classes are higher than those of the Institutional Class. Therefore, total returns shown are higher than they would have been had the PlanAhead and Platinum Classes been in place since 11/10/93.

PORTFOLIO STATISTICS AS OF JUNE 30, 2003

                                  INSTITUTIONAL   PLANAHEAD    PLATINUM
                                      CLASS         CLASS        CLASS
                                  -------------   ---------    --------
7-day Current Yield*                  0.75%          0.40%        0.17%
7-day Effective Yield*                0.75%          0.40%        0.17%
30 day Yield*                         0.79%          0.44%        0.21%
Weighted Average Maturity           15 Days        15 Days      15 Days

*Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

TOP TEN HOLDINGS AS OF JUNE 30, 2003

State of Texas Tax and Revenue                                        14.5%
Moffat County, Colorado Pollution Control                              8.0%
Gulf Coast Waste Disposal Authority (Texas)                            7.0%
Pierce County, Washington Economic Development Corporation             6.2%
Claremore Industrial and Redevelopment Authority                       6.0%
Brazos Harbor Industrial Development Corporation                       6.0%
Clark County, Nevada Highway Revenue                                   4.8%
Alachua County, Florida Housing Financial Authority                    4.4%
Ohio Water Development Authority                                       4.1%
South Carolina JOBS Economic Development Authority                     4.1%

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2003 (Unaudited)
================================================================================

                                                                                       U.S. GOVERNMENT          MUNICIPAL
                                                                       MONEY MARKET      MONEY MARKET          MONEY MARKET
                                                                       ------------    ---------------         ------------
                                                                                   (IN THOUSANDS, EXCEPT SHARE
                                                                                      AND PER SHARE AMOUNTS)
ASSETS:
      Investment in Portfolio, at value ............................  $    462,476        $     55,024           $   10,192
      Receivable for fund shares sold ..............................            87                   -                    -
      Receivable for expense reimbursement .........................             9                   9                    -
      Other assets .................................................             -                   -                   13
                                                                      ------------        ------------           ----------
            TOTAL ASSETS ...........................................       462,572              55,033               10,205
                                                                      ------------        ------------           ----------

LIABILITIES:
      Payable for fund shares redeemed .............................            16                   -                    -
      Dividends payable ............................................            85                  31                    -
      Administrative services fees payable (Note 2) ................            63                   9                    3
      Distribution fees payable ....................................            12                   -                    1
      Other liabilities ............................................           150                   8                    -
                                                                      ------------        ------------           ----------
            TOTAL LIABILITIES ......................................           326                  48                    4
                                                                      ------------        ------------           ----------
NET ASSETS .........................................................  $    462,246        $     54,985           $   10,201
                                                                      ============        ============           ==========
ANALYSIS OF NET ASSETS:
      Paid-in-capital ..............................................       462,246              54,985               10,201
                                                                      ------------        ------------           ----------
NET ASSETS .........................................................  $    462,246        $     54,985           $   10,201
                                                                      ============        ============           ==========
Shares outstanding (no par value):
      Cash Management Class ........................................     2,071,814          19,679,438                  N/A
                                                                      ============        ============           ==========
      Institutional Class ..........................................   266,359,380                 N/A            1,172,309
                                                                      ============        ============           ==========
      PlanAhead Class ..............................................   140,790,897          26,883,404            4,649,687
                                                                      ============        ============           ==========
      Platinum Class ...............................................    53,026,293           8,421,864            4,378,518
                                                                      ============        ============           ==========
Net asset value per share, offering and redemption price per share:
      Cash Management Class ........................................  $       1.00        $       1.00                  N/A
                                                                      ============        ============           ==========
      Institutional Class ..........................................  $       1.00                 N/A           $     1.00
                                                                      ============        ============           ==========
      PlanAhead Class ..............................................  $       1.00        $       1.00           $     1.00
                                                                      ============        ============           ==========
      Platinum Class ...............................................  $       1.00        $       1.00           $     1.00
                                                                      ============        ============           ==========

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF OPERATIONS
Six Months Ended June 30, 2003 (Unaudited)
================================================================================

                                                                                     U.S. GOVERNMENT          MUNICIPAL
                                                                     MONEY MARKET      MONEY MARKET          MONEY MARKET
                                                                     ------------    ---------------         ------------
                                                                                      (IN THOUSANDS)
INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
     Interest income ...............................................   $ 4,484            $ 1,348                $ 120
     Portfolio expenses ............................................      (371)              (125)                 (12)
                                                                       -------            -------                -----
           NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO ..........     4,113              1,223                  108
                                                                       -------            -------                -----
FUND EXPENSES:
     Administrative service fees (Note 2):
        Cash Management Class ......................................        10                  8                    -
        Institutional Class ........................................       162                  -                    1
        PlanAhead Class ............................................        78                 80                    2
        Platinum Class .............................................       488                 68                   43
     Transfer agent fees:
        Cash Management Class ......................................         2                  3                    -
        Institutional Class ........................................        29                  -                    -
        PlanAhead Class ............................................        28                 48                    2
        Platinum Class .............................................        12                  3                    -
     Professional fees .............................................        19                  4                    1
     Registration fees and expenses ................................        39                 16                    6
     Distribution fees - Platinum Class (Note 2) ...................       188                 26                   16
     Service Fees - PlanAhead Class (Note 2) .......................       195                200                    7
     Other expenses ................................................        53                 25                    9
                                                                       -------            -------                -----
           TOTAL FUND EXPENSES .....................................     1,303                481                   87
                                                                       -------            -------                -----
LESS REIMBURSEMENT OF EXPENSES (NOTE 2) ............................       107                 32                   13
                                                                       -------            -------                -----
           NET FUND EXPENSES .......................................     1,196                449                   74
                                                                       -------            -------                -----
NET INVESTMENT INCOME ..............................................     2,917                774                   34
                                                                       -------            -------                -----
REALIZED GAIN ALLOCATED FROM PORTFOLIO:
     Net realized gain on investments ..............................         4                  1                    -
                                                                       -------            -------                -----
           NET GAIN ON INVESTMENTS .................................         4                  1                    -
                                                                       -------            -------                -----
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............   $ 2,921            $   775                $  34
                                                                       =======            =======                =====

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                               MONEY MARKET
                                                                      ------------------------------
                                                                       SIX MONTHS
                                                                          ENDED          YEAR ENDED
                                                                      JUNE 30, 2003     DECEMBER 31,
                                                                       (UNAUDITED)          2002
                                                                      -------------     ------------
                                                                               (IN THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income ........................................... $     2,917       $    22,479
     Net realized gain on investments ................................           4                11
                                                                       -----------       -----------
           NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......       2,921            22,490
                                                                       -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income:
        Cash Management Class ........................................        (171)             (847)
        Institutional Class ..........................................      (1,767)          (10,046)
        PlanAhead Class ..............................................        (636)           (2,284)
        Platinum Class ...............................................        (343)           (9,305)
     Net realized gain on investments:
        Cash Management Class ........................................           -                (1)
        Institutional Class ..........................................          (2)               (1)
        PlanAhead Class ..............................................          (2)                -
        Platinum Class ...............................................           -                (9)
                                                                       -----------       -----------
           DISTRIBUTIONS TO SHAREHOLDERS: ............................      (2,921)          (22,493)
                                                                       -----------       -----------
CAPITAL SHARE TRANSACTIONS:
     Proceeds from sales of shares ...................................   1,693,664         6,690,114
     Reinvestment of dividends and distributions .....................       1,898            20,382
     Cost of shares redeemed .........................................  (2,783,654)       (7,013,224)
                                                                       -----------       -----------
           NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE
             TRANSACTIONS ............................................  (1,088,092)         (302,728)
                                                                       -----------       -----------
NET INCREASE (DECREASE) IN NET ASSETS ................................  (1,088,092)         (302,731)
NET ASSETS:
     Beginning of period .............................................   1,550,338         1,853,069
                                                                       -----------       -----------
     END OF PERIOD ................................................... $   462,246       $ 1,550,338
                                                                       ===========       ===========

                             See accompanying notes
--------------------------------------------------------------------------------

================================================================================

 U.S. GOVERNMENT MONEY MARKET       MUNICIPAL MONEY MARKET
------------------------------  ------------------------------
 SIX MONTHS                      SIX MONTHS
    ENDED          YEAR ENDED       ENDED          YEAR ENDED
JUNE 30, 2003     DECEMBER 31,  JUNE 30, 2003     DECEMBER 31,
 (UNAUDITED)          2002       (UNAUDITED)          2002
-------------     ------------  -------------     ------------
                        (IN THOUSANDS)


 $     774         $   3,655      $      34         $     486
         1                26              -                 -
 ---------         ---------      ---------         ---------
       775             3,681             34               486
 ---------         ---------      ---------         ---------


      (125)             (763)             -                 -
         -                 -             (5)               (9)
      (610)           (1,617)           (14)              (61)
       (39)           (1,275)           (15)             (416)
         -                (4)             -                 -
         -                 -              -                 -
        (1)              (10)             -                 -
         -               (12)             -                 -
 ---------         ---------      ---------         ---------
      (775)           (3,681)           (34)             (486)
 ---------         ---------      ---------         ---------

   252,852           833,690         11,788           168,645
        45             1,710             27               484
  (531,171)         (760,047)       (81,223)         (153,415)
 ---------         ---------      ---------         ---------

  (278,274)           75,353        (69,408)           15,714
 ---------         ---------      ---------         ---------
  (278,274)           75,353        (69,408)           15,714

   333,259           257,906         79,609            63,895
 ---------         ---------      ---------         ---------
 $  54,985         $ 333,259      $  10,201         $  79,609
 =========         =========      =========         =========

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (Unaudited)
================================================================================

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American AAdvantage Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no-load, open-end management investment company with separate series. The following series are included in this report: American AAdvantage Money Market, American AAdvantage U.S. Government Money Market and American AAdvantage Municipal Money Market Funds (each a "Fund" and collectively, the "Funds").

     Each Fund invests all of its investable assets in the corresponding portfolio of the AMR Investment Services Trust, an open-end diversified management investment company, as follows:

AMERICAN AADVANTAGE:      -->  INVESTS ASSETS IN  -->    AMR INVESTMENT SERVICES TRUST:
--------------------                                     ------------------------------
Money Market Fund                                        Money Market Portfolio
U.S. Government Money Market Fund                        U.S. Government Money Market Portfolio
Municipal Money Market Fund                              Municipal Money Market Portfolio

     Each AMR Investment Services Trust Portfolio has the same investment objectives as its corresponding Fund. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (10.98%, 22.44% and 24.56% at June 30, 2003 of the AMR Investment Services Trust Money Market, U.S. Government Money Market and Municipal Money Market Portfolios, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

     The following is a summary of the significant accounting policies followed by the Funds.

   Valuation of Investments

     Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

   Investment Income and Dividends to Shareholders

     Each Fund records its share of net investment income (loss) and realized gain (loss) in the Portfolio each day. All net investment income (loss) and realized gain (loss) of each Portfolio are allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination. The Funds generally declare dividends daily from net investment income and net short-term capital gain, if any, payable monthly.

     Dividends are determined in accordance with income tax principles which may treat certain transactions differently than accounting principles generally accepted in the United States.

   Federal Income and Excise Taxes

     It is the policy of each of the Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
June 30, 2003 (Unaudited)
================================================================================

     100% of dividends paid by the Municipal Money Market Fund were "exempt-interest dividends" which are free of any regular federal income tax. Approximately 22% of interest earned was derived from investments in certain private activity bonds for purposes of the federal alternative minimum tax calculation.

   Expenses

     Expenses directly attributable to a Fund are charged to that Fund's operations. Expenses directly attributable to a Class of shares are charged to that Class. Expenses incurred by the Trust with respect to any two or more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund, regardless of class, bears equally those expenses that are allocated to the Fund as a whole.

   Valuation of Shares

     The price per share is calculated separately for each class of each Fund on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. With respect to a class of a Fund, price per share is computed by dividing the value of the Class' pro rata allocation of the Fund's investments and other assets, less liabilities, by the number of Class shares outstanding.

   Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

2.   TRANSACTIONS WITH AFFILIATES

   Administrative Services Agreement

     The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative and management services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.10% of the net assets of each of the Institutional, PlanAhead and Platinum Classes of the Funds.

     The Trust has adopted an Administrative Services Plan with respect to the Platinum Classes of the Funds. As compensation for providing administrative services, the Manager receives an annual fee of 0.55% of the average daily net assets of each of the Platinum Classes of the Funds.

     A separate Administrative Services Plan has been adopted for the Cash Management Classes of the Funds. As compensation for providing administrative services, the Manager receives an annualized fee of 0.07% of the average daily net assets of each of the Cash Management Classes of the Funds.

   Distribution Plan

     The Trust, except for the Platinum Class of the Funds, has adopted a "defensive" Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the fees received by the Manager and

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
June 30, 2003 (Unaudited)
================================================================================

the investment advisers hired by the Manager to be used for distribution purposes. Under this plan, the Trust does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Trust shares. During the six months ended June 30, 2003, the Manager waived service fees totaling $4,898 for the U.S. Government Money Market Fund.

     A separate Distribution Plan (the "Distribution Plan") has been adopted pursuant to Rule 12b-1 under the Act for the Platinum Classes of the Funds. Under the Distribution Plan, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of each of the Platinum Classes. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance. During the six months ended June 30, 2003, the Manager waived distribution fees totaling $100,942 $18,931 and $12,768 for the Platinum Class of the Money Market, U.S. Government Money Market and Municipal Money Market Funds, respectively.

   Reimbursement of Expenses

     Effective 3/1/03 the Manager contractually agreed to reimburse each Cash Management Class Fund for other expenses through December 31, 2003 to the extent that total annual fund operating expenses exceed 0.15% and 0.19% for the Money Market and U.S. Government Money Market Funds, respectively. Prior to 3/1/03, the Manager contractually agreed to reimburse the Cash Management Class of the Money Market Fund for other expenses to the extent that total annual fund operating expenses exceeded 0.19%. During the six months ended June 30, 2003, the Manager waived other expenses totaling $5,736 and $8,428 for the Cash Management Class of the Money Market and U.S. Government Money Market Funds, respectively.

     The Manager has contractually agreed to reimburse each Platinum Class Fund for other expenses through December 31, 2003 to the extent that total annual fund operating expenses exceed 0.99%. In addition, effective 6/25/03, the Manager agreed to voluntarily waive additional fees to the extent necessary to preserve a certain minimum level of returns for Platinum Class Fund shareholders. Thereafter, for a period of up to three years, each Platinum Class Fund is required to reimburse the Manager for these expenses, provided that its average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense waiver.

   Service Agreement

     The Manager and the Trust entered into a Service Agreement which obligates the Manager to oversee additional shareholder servicing of the PlanAhead
Class. As compensation for performing the duties required under the Service Agreement, the Manager receives 0.25% based on the daily net assets of the PlanAhead Class.

   Other

     Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. Retired trustees and their spouses receive American Airlines flight benefits, plus reimbursement of any tax liability relating to such benefits, up to a maximum annual value of $40,000. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended. For the six months ended June 30, 2003, the cost of air transportation was not material to any of the Funds.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
June 30, 2003 (Unaudited)
================================================================================

3.   CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares for each Class of the Funds (in thousands). Each share is valued at $1.00:

Six Months Ended June 30, 2003
------------------------------
                                          CASH MANAGEMENT
MONEY MARKET FUND                              CLASS           INSTITUTIONAL CLASS     PLANAHEAD CLASS     PLATINUM CLASS
-----------------                         ---------------      -------------------     ---------------     --------------
Shares sold .........................         258,433                1,289,909              104,383              40,939
Reinvestment of dividends ...........             140                    1,168                  481                 109
Shares redeemed .....................        (263,143)              (1,499,640)            (119,608)           (901,263)
                                            ---------              -----------            ---------           ---------
Net decrease in shares outstanding ..          (4,570)                (208,563)             (14,744)           (860,215)
                                            =========              ===========            =========           =========

U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------
Shares sold .........................          45,074                                       202,102               5,676
Reinvestment of dividends ...........              18                                            10                  17
Shares redeemed .....................         (63,724)                                     (350,344)           (117,103)
                                            ---------                                     ---------           ---------
Net decrease in shares outstanding ..         (18,632)                                     (148,232)           (111,410)
                                            =========                                     =========           =========

MUNICIPAL MONEY MARKET FUND
---------------------------
Shares sold .........................                                    2,578                1,671               7,539
Reinvestment of dividends ...........                                        4                   15                   8
Shares redeemed .....................                                   (2,540)              (4,382)            (74,301)
                                                                   -----------            ---------           ---------
Net increase (decrease) in shares
  outstanding .......................                                       42               (2,696)            (66,754)
                                                                   ===========            =========           =========

Year Ended December 31, 2002
----------------------------

MONEY MARKET FUND
-----------------
Shares sold .........................         722,000                4,884,795              426,319             657,000
Reinvestment of dividends ...........             811                    8,095                2,161               9,315
Shares redeemed .....................        (731,175)              (5,223,810)            (436,770)           (621,469)
                                            ---------              -----------            ---------           ---------
Net increase (decrease) in shares
  outstanding .......................          (8,364)                (330,920)              (8,290)             44,846
                                            =========              ===========            =========           =========

U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------
Shares sold .........................         146,102                                       471,135             216,453
Reinvestment of dividends ...........             372                                            51               1,287
Shares redeemed .....................        (174,466)                                     (375,005)           (210,576)
                                            ---------                                     ---------           ---------
Net increase (decrease) in shares
  outstanding .......................         (27,992)                                       96,181               7,164
                                            =========                                     =========           =========

MUNICIPAL MONEY MARKET FUND
---------------------------
Shares sold .........................                                    4,606               10,081             153,958
Reinvestment of dividends ...........                                        7                   61                 416
Shares redeemed .....................                                   (4,282)              (6,465)           (142,668)
                                                                   -----------            ---------           ---------
Net increase in shares outstanding ..                                      331                3,677              11,706
                                                                   ===========            =========           =========

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
================================================================================

                                                               CASH MANAGEMENT CLASS
                                               -----------------------------------------------------
                                               SIX MONTHS                                ONE MONTH
                                                 ENDED              YEAR ENDED             ENDED
                                                 JUNE 30,           DECEMBER 31,        DECEMBER 31,
                                                  2003                2002                2001(B)
                                               -----------          ------------        ------------
                                               (UNAUDITED)
Net asset value, beginning of period..           $ 1.00                $ 1.00              $  1.00
                                                 ------                ------              -------
   Net investment income(A)...........             0.01                  0.02                    -
   Less dividends from net
     investment income................            (0.01)                (0.02)                   -
                                                 ------                ------              -------
Net asset value, end of period........           $ 1.00                $ 1.00              $  1.00
                                                 ======                ======              =======
Total return..........................             0.58%(C)              1.73%                0.19%(C)
                                                 ======                ======              =======
Ratios and supplemental data:
   Net assets, end of period
     (in thousands)...................           $2,072                $6,641              $15,006
   Ratios to average net assets
     (annualized)(A):
        Expenses......................             0.18%                 0.19%                0.19%
        Net investment income.........             1.22%                 1.73%                1.96%
        Decrease reflected in above
          expense ratio due to
          absorption of expenses
          by the Manager..............             0.05%                 0.03%                   -

                                   INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------
 SIX MONTHS                                         TWO MONTHS
   ENDED            YEAR ENDED DECEMBER 31,           ENDED        YEAR ENDED OCTOBER 31,
  JUNE 30,     --------------------------------    DECEMBER 31,   ------------------------
   2003          2002        2001        2000          1999          1999          1998
-----------    --------    --------    --------    ------------   ----------    ----------
(UNAUDITED)
 $   1.00      $   1.00    $   1.00    $   1.00    $     1.00     $     1.00    $     1.00
 --------      --------    --------    --------    ----------     ----------    ----------
     0.01          0.02        0.04        0.06          0.01           0.05          0.06

    (0.01)        (0.02)      (0.04)      (0.06)        (0.01)         (0.05)        (0.06)
 --------      --------    --------    --------    ----------     ----------    ----------
 $   1.00      $   1.00    $   1.00    $   1.00    $     1.00     $     1.00    $     1.00
 ========      ========    ========    ========    ==========     ==========    ==========
     0.54%(C)      1.67%       4.15%       6.45%         0.94%(C)       5.09%         5.63%
 ========      ========    ========    ========    ==========     ==========    ==========


 $266,358      $474,922    $805,843    $886,608    $1,978,123     $1,652,323    $1,241,999


     0.26%         0.24%       0.25%       0.24%         0.23%          0.24%         0.23%
     1.09%         1.68%       4.13%       6.17%         5.65%          4.99%         5.49%



        -             -           -           -             -              -             -

--------------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Money Market Portfolio.

(B) The Money Market Fund commenced sales of a fourth class of shares designated as "Cash Management Class" on December 1, 2001.

(C)     Not annualized.

--------------------------------------------------------------------------------

================================================================================

                                    PLANAHEAD CLASS
-----------------------------------------------------------------------------------------
 SIX MONTHS                                        TWO MONTHS
   ENDED            YEAR ENDED DECEMBER 31,          ENDED        YEAR ENDED OCTOBER 31,
  JUNE 30,     --------------------------------   DECEMBER 31,   ------------------------
   2003          2002        2001        2000         1999          1999          1998
-----------    --------    --------    --------   ------------   ----------    ----------
(UNAUDITED)
 $   1.00      $   1.00    $   1.00    $   1.00     $   1.00      $   1.00      $   1.00
 --------      --------    --------    --------     --------      --------      --------
        -          0.01        0.04        0.06         0.01          0.05          0.05

        -         (0.01)      (0.04)      (0.06)       (0.01)        (0.05)        (0.05)
 --------      --------    --------    --------     --------      --------      --------
 $   1.00      $   1.00    $   1.00    $   1.00     $   1.00      $   1.00      $   1.00
 ========      ========    ========    ========     ========      ========      ========
     0.40%(C)      1.37%       3.83%       6.14%        0.89%(C)      4.79%         5.31%
 ========      ========    ========    ========     ========      ========      ========


 $140,791      $155,535    $163,825    $299,304     $262,748      $343,532      $288,759


     0.53%         0.54%       0.55%       0.54%        0.55%         0.53%         0.53%
     0.82%         1.36%       3.83%       5.95%        5.32%         4.69%         5.18%



        -             -           -           -            -             -             -

                                     PLATINUM CLASS
-----------------------------------------------------------------------------------------
 SIX MONTHS                                        TWO MONTHS
   ENDED            YEAR ENDED DECEMBER 31,          ENDED        YEAR ENDED OCTOBER 31,
  JUNE 30,     --------------------------------   DECEMBER 31,   ------------------------
   2003          2002        2001        2000         1999          1999          1998
-----------    --------    --------    --------   ------------   ----------    ----------
(UNAUDITED)
 $  1.00      $   1.00    $   1.00    $   1.00     $   1.00      $   1.00      $   1.00
 -------      --------    --------    --------     --------      --------      --------
       -          0.01        0.03        0.06         0.01          0.04          0.05

       -         (0.01)      (0.03)      (0.06)       (0.01)        (0.04)        (0.05)
 -------      --------    --------    --------     --------      --------      --------
 $  1.00      $   1.00    $   1.00    $   1.00     $   1.00      $   1.00      $   1.00
 =======      ========    ========    ========     ========      ========      ========
    0.18%(C)      0.98%       3.45%       5.69%        0.82%(C)      4.33%         4.89%
 =======      ========    ========    ========     ========      ========      ========


 $53,025      $913,240    $868,395    $800,196     $866,041      $841,653      $744,226


    0.94%         0.93%       0.93%       0.97%        1.00%         0.97%         0.94%
    0.46%         0.97%       3.36%       5.54%        4.87%         4.24%         4.78%



    0.14%         0.01%          -           -            -             -             -

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
================================================================================

                                                                           CASH MANAGEMENT CLASS
                                         -----------------------------------------------------------------------------------------
                                          SIX MONTHS                                        TWO MONTHS
                                            ENDED            YEAR ENDED DECEMBER 31,          ENDED        YEAR ENDED OCTOBER 31,
                                           JUNE 30,     --------------------------------   DECEMBER 31,   ------------------------
                                            2003          2002       2001(B)      2000         1999          1999          1998
                                         -----------    --------    --------    --------   ------------   ----------    ----------
                                         (UNAUDITED)
Net asset value, beginning of period..     $  1.00       $  1.00     $  1.00     $  1.00      $  1.00       $  1.00       $  1.00
                                           -------       -------     -------     -------      -------       -------       -------
   Net investment income(A)...........        0.01          0.02        0.04        0.06         0.01          0.05          0.05
   Less dividends from net
     investment income................       (0.01)        (0.02)      (0.04)      (0.06)       (0.01)        (0.05)        (0.05)
                                           -------       -------     -------     -------      -------       -------       -------
Net asset value, end of period........     $  1.00       $  1.00     $  1.00     $  1.00      $  1.00       $  1.00       $  1.00
                                           =======       =======     =======     =======      =======       =======       =======
Total return..........................        0.57%(C)      1.67%       4.09%       6.31%        0.94%(C)      4.94%         5.47%
                                           =======       =======     =======     =======      =======       =======       =======
Ratios and supplemental data:
   Net assets, end of period
     (in thousands)...................     $19,680       $38,310     $66,302     $36,391      $37,385       $32,427       $39,004
   Ratios to average net assets
     (annualized)(A):
        Expenses......................        0.19%         0.19%       0.25%       0.26%        0.18%         0.19%         0.30%
        Net investment income.........        1.15%         1.69%       3.74%       6.16%        5.60%         4.83%         5.34%
        Decrease reflected in above
          expense ratio due to
          absorption of expenses
          by the Manager..............        0.08%         0.04%          -           -            -             -             -

--------------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services U.S. Government Money Market Portfolio.

(B) Prior to December 1, 2001, the Cash Management Class of the American AAdvantage U.S. Government Money Market Fund was known as the Institutional Class of the American AAdvantage U.S. Government Money Market Fund. The Institutional Class had a higher expense structure than the Cash Management Class.

(C)     Not annualized.

--------------------------------------------------------------------------------

================================================================================

                                       PLANAHEAD CLASS
-----------------------------------------------------------------------------------------
 SIX MONTHS                                        TWO MONTHS
   ENDED            YEAR ENDED DECEMBER 31,          ENDED        YEAR ENDED OCTOBER 31,
  JUNE 30,     --------------------------------   DECEMBER 31,   ------------------------
   2003          2002        2001        2000         1999          1999          1998
-----------    --------    --------    --------   ------------   ----------    ----------
(UNAUDITED)
 $  1.00      $   1.00     $  1.00     $  1.00      $  1.00       $  1.00       $  1.00
 -------      --------     -------     -------      -------       -------       -------
       -          0.01        0.04        0.06         0.01          0.05          0.05

       -         (0.01)      (0.04)      (0.06)       (0.01)        (0.05)        (0.05)
 -------      --------     -------     -------      -------       -------       -------
 $  1.00      $   1.00     $  1.00     $  1.00      $  1.00       $  1.00       $  1.00
 =======      ========     =======     =======      =======       =======       =======
    0.37%(C)      1.30%       3.79%       5.95%        0.86%(C)      4.56%         5.13%
 =======      ========     =======     =======      =======       =======       =======


 $26,883      $175,115     $78,934     $65,795      $59,560       $59,960       $99,869


    0.57%         0.55%       0.55%       0.60%        0.64%         0.56%         0.57%
    0.77%         1.25%       3.59%       5.81%        5.15%         4.45%         5.01%



       -             -           -           -            -             -             -

                                       PLATINUM CLASS
-----------------------------------------------------------------------------------------
 SIX MONTHS                                        TWO MONTHS
   ENDED            YEAR ENDED DECEMBER 31,          ENDED        YEAR ENDED OCTOBER 31,
  JUNE 30,     --------------------------------   DECEMBER 31,   ------------------------
   2003          2002        2001        2000         1999          1999          1998
-----------    --------    --------    --------   ------------   ----------    ----------
(UNAUDITED)
 $ 1.00       $   1.00    $   1.00     $  1.00      $  1.00       $  1.00       $  1.00
 ------       --------    --------     -------      -------       -------       -------
      -           0.01        0.03        0.05         0.01          0.04          0.05

      -          (0.01)      (0.03)      (0.05)       (0.01)        (0.04)        (0.05)
 ------       --------    --------     -------      -------       -------       -------
 $ 1.00       $   1.00    $   1.00     $  1.00      $  1.00       $  1.00       $  1.00
 ======       ========    ========     =======      =======       =======       =======
   0.17%(C)       0.90%       3.37%       5.53%        0.80%(C)      4.09%         4.71%
 ======       ========    ========     =======      =======       =======       =======


 $8,422       $119,833    $112,670     $78,857      $78,585       $84,385       $78,412


   0.96%          0.95%       0.95%       1.00%        1.02%         1.01%         1.01%
   0.37%          0.88%       3.20%       5.40%        4.77%         4.01%         4.62%



   0.18%          0.03%          -           -            -             -          0.01%

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
================================================================================

                                                                           INSTITUTIONAL CLASS
                                         -----------------------------------------------------------------------------------------
                                          SIX MONTHS                                        TWO MONTHS
                                            ENDED            YEAR ENDED DECEMBER 31,          ENDED        YEAR ENDED OCTOBER 31,
                                           JUNE 30,     --------------------------------   DECEMBER 31,   ------------------------
                                            2003          2002        2001        2000         1999          1999          1998
                                         -----------    --------    --------    --------   ------------   ----------    ----------
                                         (UNAUDITED)
Net asset value, beginning of period..     $ 1.00        $ 1.00      $ 1.00      $ 1.00       $ 1.00        $ 1.00        $ 1.00
                                           ------        ------      ------      ------       ------        ------        ------
   Net investment income(A)...........          -          0.01        0.03        0.04         0.01          0.03          0.03
   Less dividends from net
     investment income................          -         (0.01)      (0.03)      (0.04)       (0.01)        (0.03)        (0.03)
                                           ------        ------      ------      ------       ------        ------        ------
Net asset value, end of period........     $ 1.00        $ 1.00      $ 1.00      $ 1.00       $ 1.00        $ 1.00        $ 1.00
                                           ======        ======      ======      ======       ======        ======        ======
Total return..........................       0.43%(B)      1.21%       2.52%       3.93%        0.58%(B)      2.92%         3.46%
                                           ======        ======      ======      ======       ======        ======        ======
Ratios and supplemental data:
   Net assets, end of period
     (in thousands)...................     $1,172        $1,131      $  799      $  779       $  750        $  745        $  847
   Ratios to average net assets
     (annualized)(A):
        Expenses......................       0.39%         0.30%       0.31%       0.31%        0.35%         0.39%         0.33%
        Net investment income.........       0.87%         1.17%       2.49%       3.87%        3.49%         2.91%         3.35%
        Decrease reflected in above
          expense ratio due to
          absorption of expenses
          by the Manager..............          -             -           -           -            -             -             -

--------------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Municipal Money Market Portfolio.

(B)     Not annualized.

--------------------------------------------------------------------------------

                                      PLANAHEAD CLASS
-----------------------------------------------------------------------------------------
 SIX MONTHS                                        TWO MONTHS
   ENDED            YEAR ENDED DECEMBER 31,          ENDED        YEAR ENDED OCTOBER 31,
  JUNE 30,     --------------------------------   DECEMBER 31,   ------------------------
   2003          2002        2001        2000         1999          1999          1998
-----------    --------    --------    --------   ------------   ----------    ----------
(UNAUDITED)
 $ 1.00        $ 1.00      $ 1.00      $ 1.00       $ 1.00        $ 1.00        $  1.00
 ------        ------      ------      ------       ------        ------        -------
      -          0.01        0.02        0.04         0.01          0.03           0.03

      -         (0.01)      (0.02)      (0.04)       (0.01)        (0.03)         (0.03)
 ------        ------      ------      ------       ------        ------        -------
 $ 1.00        $ 1.00      $ 1.00      $ 1.00       $ 1.00        $ 1.00        $  1.00
 ======        ======      ======      ======       ======        ======        =======
   0.27%(B)      0.93%       2.25%       3.61%        0.52%(B)      2.68%          3.17%
 ======        ======      ======      ======       ======        ======        =======


 $4,650        $7,346      $3,669      $5,175       $7,479        $9,795        $13,474


   0.71%         0.57%       0.58%       0.63%        0.73%         0.65%          0.64%
   0.55%         0.94%       2.30%       3.48%        3.09%         2.61%          3.07%



      -             -           -           -            -             -              -

                                      PLATINUM CLASS
-----------------------------------------------------------------------------------------
 SIX MONTHS                                        TWO MONTHS
   ENDED            YEAR ENDED DECEMBER 31,          ENDED        YEAR ENDED OCTOBER 31,
  JUNE 30,     --------------------------------   DECEMBER 31,   ------------------------
   2003          2002        2001        2000         1999          1999          1998
-----------    --------    --------    --------   ------------   ----------    ----------
(UNAUDITED)
 $ 1.00       $   1.00    $  1.00     $  1.00      $  1.00       $  1.00       $   1.00
 ------       --------    -------     -------      -------       -------       --------
      -              -       0.02        0.03         0.01          0.02           0.03

      -              -      (0.02)      (0.03)       (0.01)        (0.02)         (0.03)
 ------       --------    -------     -------      -------       -------       --------
 $ 1.00       $   1.00    $  1.00     $  1.00      $  1.00       $  1.00       $   1.00
 ======       ========    =======     =======      =======       =======       ========
   0.14%(B)       0.51%      1.82%       3.21%        0.47%(B)      2.27%          2.75%
 ======       ========    =======     =======      =======       =======       ========


 $4,379        $71,132    $59,427     $89,602      $76,076       $81,118        $87,852


  0.99%          0.99%      1.00%       1.02%        1.05%         1.04%          1.04%
  0.22%          0.52%      1.87%       3.17%        2.77%         2.24%          2.69%



  0.19%          0.02%         -           -         0.03%         0.01%          0.03%

--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2003 (Unaudited)
================================================================================

                                                                                     PAR
                                                                                    AMOUNT             VALUE
                                                                                 ------------       -----------
                                                                                     (DOLLARS IN THOUSANDS)
TIME DEPOSITS - 10.10%
Den Danske Bank, 1.31%, Due 7/1/2003 ......................................       $  200,000         $  200,000
Societe Generale, 1.31%, Due 7/1/2003 .....................................          225,000            225,000
                                                                                                     ----------
     TOTAL TIME DEPOSITS ..................................................                             425,000
                                                                                                     ----------
VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES (NOTE E) - 34.13%
Bank One, NA,
  1.45%, Due 8/21/2003 ....................................................           25,000             25,007
  1.30%, Due 9/15/2003 ....................................................           75,000             75,034
  1.17%, Due 9/17/2003 ....................................................          213,000            213,061
Bank of New York, 1.36%, Due 10/20/2003 ...................................          100,000            100,024
Branch Banking & Trust Company, 1.22%, Due 2/10/2004 ......................          150,000            149,991
Canadian Imperial Bank of Commerce, 1.12%, Due 3/12/2004 ..................          100,000             99,996
FCC National Bank, 1.44%, Due 2/10/2004 ...................................           47,000             47,058
First Tennessee Bank, NA, 1.36%, Due 7/21/2004 ............................           50,000             50,052
First Union National Bank,
  1.46%, Due 6/3/2004 .....................................................           96,500             96,698
  1.29%, Due 6/16/2004 ....................................................            5,000              5,010
National City Bank,
  1.31%, Due 11/14/2003 ...................................................           35,000             35,007
  1.19%, Due 12/9/2003 ....................................................          200,000            199,991
Southtrust Bank, NA,
  1.16%, Due 3/19/2004 ....................................................           50,000             50,045
  1.36%, Due 5/24/2004 ....................................................           82,000             82,077
  1.11%, Due 6/21/2004 ....................................................           21,500             21,521
Suntrust Bank, NA,
  1.37%, Due 9/5/2003 .....................................................           11,100             11,103
  1.39%, Due 4/12/2004 ....................................................          125,000            125,157
US Bank, NA, 1.35%, Due 10/29/2003 ........................................           50,000             50,013
                                                                                                     ----------
     TOTAL VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES ...........                           1,436,845
                                                                                                     ----------
PROMISSORY NOTES - 4.75%
Goldman Sachs Group, LP, 1.25%, Due 9/26/2003 .............................          200,000            200,000
                                                                                                     ----------
     TOTAL PROMISSORY NOTES ...............................................                             200,000
                                                                                                     ----------
VARIABLE RATE FUNDING AGREEMENTS (NOTES A AND E) - 13.78%
General Electric Capital Assurance Company, 1.35%, Due 12/2/2003 ..........          250,000            250,000
Metropolitan Life Insurance Company,
  1.39%, Due 7/18/2003 ....................................................          135,000            135,000
  1.36%, Due 11/21/2003 ...................................................          195,000            195,000
                                                                                                     ----------
     TOTAL VARIABLE RATE FUNDING AGREEMENTS ...............................                             580,000
                                                                                                     ----------
ASSET-BACKED COMMERCIAL PAPER, 144A (NOTES C AND D) - 5.93%
Jupiter Asset Securitization Corporation, 1.07%, Due 8/11/2003 ............           50,000             49,941
Tulip Funding Corporation, 1.07%, Due 8/1/2003 ............................          200,000            199,822
                                                                                                     ----------
     TOTAL ASSET-BACKED COMMERCIAL PAPER ..................................                             249,763
                                                                                                     ----------
VARIABLE RATE MEDIUM-TERM NOTES (NOTE E) - 17.56%
American Honda Finance Corporation, 144A (Note C),
  1.25%, Due 11/26/2003 ...................................................           50,000             49,996
  1.48%, Due 12/5/2003 ....................................................           15,000             15,015
  1.35%, Due 6/11/2004 ....................................................           15,000             15,027
Bank of America Corporation,
  1.55%, Due 5/3/2004 .....................................................            5,000              5,012
  1.38%, Due 7/2/2004 .....................................................           35,000             35,041
Citigroup, Incorporated, 1.42%, Due 7/26/2004 .............................           60,000             60,107
Donaldson, Lufkin & Jenrette, 1.85%, Due 7/18/2003 ........................           13,200             13,203
General Electric Capital Corporation, 1.17%, Due 7/17/2004 ................          180,000            180,000

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
June 30, 2003 (Unaudited)
================================================================================

                                                                                     PAR
                                                                                    AMOUNT             VALUE
                                                                                 ------------       -----------
                                                                                     (DOLLARS IN THOUSANDS)
Merrill Lynch & Company, Incorporated,
  1.46%, Due 1/14/2004 ....................................................       $   50,000         $   50,044
  1.60%, Due 1/26/2004 ....................................................          100,000            100,160
Salomon Smith Barney Holdings,
  1.60%, Due 7/24/2003 ....................................................           17,000             17,003
  1.49%, Due 10/10/2003 ...................................................           20,000             20,013
  1.20%, Due 12/19/2003 ...................................................           35,000             35,027
  1.45%, Due 1/28/2004 ....................................................           10,000             10,010
SLM Corporation, 1.47%, Due 7/26/2004 .....................................           37,000             37,073
US Bancorp, 1.41%, Due 9/15/2003 ..........................................           11,500             11,507
USA Education, Incorporated, 1.40%, Due 6/16/2004 .........................           24,000             24,066
Wells Fargo Financial, Incorporated, 1.14%, Due 3/26/2004 .................           61,000             61,040
                                                                                                     ----------
     TOTAL VARIABLE RATE MEDIUM-TERM NOTES ................................                             739,344
                                                                                                     ----------
REPURCHASE AGREEMENTS (NOTE B) - 19.82%
Banc of America Securities, LLC, 1.25%, Due 7/1/2003 ......................          300,000            300,000
Goldman Sachs, 1.25%, Due 7/1/2003 ........................................          300,000            300,000
UBS Securities, LLC, 1.22%, Due 7/1/2003 ..................................          234,350            234,350
                                                                                                     ----------
     TOTAL REPURCHASE AGREEMENTS ..........................................                             834,350
                                                                                                     ----------
TOTAL INVESTMENTS - 106.07% (COST $4,465,302) .............................                           4,465,302
                                                                                                     ----------
LIABILITIES, NET OF OTHER ASSETS - (6.07%) ................................                            (255,450)
                                                                                                     ----------
TOTAL NET ASSETS - 100% ...................................................                          $4,209,852
                                                                                                     ==========

--------------

Based on the cost of investments of $4,465,302 for federal income tax purposes at June 30, 2003, there was no unrealized appreciation or depreciation of investments.

(A) Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.
(B) Collateral held at Bank of New York for Banc of America Securities, LLC, 6.00%, Due 3/1/2033, Total Value - $306,000,000; and Goldman Sachs,
     3.83%-7.00%, Due 8/1/2014-6/1/2033, Total Value - $306,000,000; and at
     JP Morgan Chase Bank for UBS Securities, LLC, 4.50%-8.00%,
     Due 10/1/2010-5/1/2033, Total Value - $239,040,414.
(C)  Security exempt from registration under Rule 144A of the Securities
     Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $329,801 or 7.83% of net assets.
(D)  Rates represent discount rate at time of purchase.
(E) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

ABBREVIATIONS:
LLC - Limited Liability Company
LP - Limited Partnership
NA - National Association

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2003 (Unaudited)
================================================================================

                                                                                     PAR
                                                                                    AMOUNT             VALUE
                                                                                 ------------       -----------
                                                                                     (DOLLARS IN THOUSANDS)
REPURCHASE AGREEMENTS (NOTES A AND B) - 47.15%
Banc of America Securities, LLC, 1.25%, Due 7/1/2003 ......................      $    50,000         $   50,000
Goldman Sachs, 1.25%, Due 7/1/2003 ........................................           50,000             50,000
UBS Securities, LLC, 1.22%, Due 7/1/2003 ..................................           15,617             15,617
                                                                                                     ----------
     TOTAL REPURCHASE AGREEMENTS ..........................................                             115,617
                                                                                                     ----------
U.S. GOVERNMENT AGENCY INSTRUMENTS - 43.79%
Federal Farm Credit Bank,
  Discount Note, 0.95%, Due 7/17/2003 .....................................            5,000              5,000
Federal Home Loan Bank,
  Discount Note, 1.34%, Due 7/17/2003 (Note C) ............................            2,100              2,099
  Discount Note, 1.23%, Due 11/14/2003 (Note C) ...........................            5,000              4,977
  Note 4.857%, 1.255%, Due 4/16/2004 ......................................            4,000              4,113
  Floating Rate Note, 1.151%, Due 8/11/2004 (Note D) ......................            5,000              4,998
Federal Home Loan Mortgage Corporation, (Note C)
  Discount Note, 1.76%, Due 7/17/2003 .....................................           10,000              9,992
  Discount Note, 1.23%, Due 11/6/2003 .....................................            2,525              2,514
  Discount Note, 1.24%, Due 12/15/2003 ....................................            4,765              4,737
Federal National Mortgage Association,
  Discount Note, 0.97%, Due 7/7/2003 (Note C) .............................           20,000             19,997
  Discount Note, 1.24%, Due 8/20/2003 (Note C) ............................           10,000              9,983
  Discount Note, 1.67%, Due 8/22/2003 (Note C) ............................           15,000             14,964
  Discount Note, 1.24%, Due 8/27/2003 (Note C) ............................            1,195              1,193
  Discount Note, 1.24%, Due 9/30/2003 (Note C) ............................            5,000              4,984
  Discount Note, 1.23%, Due 11/14/2003 (Note C) ...........................            4,005              3,986
  Discount Note, 1.23%, Due 1/29/2004 (Note C) ............................            1,000                993
  Discount Note, 1.25%, Due 1/29/2004 (Note C) ............................            2,650              2,630
  Note 5.125%, 1.28%, Due 2/13/2004 .......................................            5,000              5,116
  Note 5.125%, 1.33%, Due 2/13/2004 .......................................            5,000              5,117
                                                                                                     ----------
     TOTAL U.S. GOVERNMENT AGENCY INSTRUMENTS .............................                             107,393
                                                                                                     ----------
                                                                                    SHARES
                                                                                 -----------
SHORT-TERM INVESTMENTS - 8.97%
AIM Government Money Market Fund ..........................................       11,000,000             11,000
One Group Institutional Money Market Fund .................................       11,000,000             11,000
                                                                                                     ----------
     TOTAL SHORT-TERM INVESTMENTS .........................................                              22,000
                                                                                                     ----------
TOTAL INVESTMENTS - 99.91% (COST $245,010) ................................                             245,010
                                                                                                     ----------
OTHER ASSETS, NET OF LIABILITIES - 0.09% ..................................                                 216
                                                                                                     ----------
TOTAL NET ASSETS - 100% ...................................................                          $  245,226
                                                                                                     ==========

--------------
Based on the cost of investments of $245,010 for federal income tax purposes at June 30, 2003, there was no unrealized appreciation or depreciation of investments.

(A) Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at a tri-party bank. The collateral is monitored daily by the Portfolio so that its market value exceeds the carrying value of the repurchase agreement.
(B) Collateral held at Bank of New York for Banc of America Securities, LLC, 6.00%, Due 3/1/2033, Total Value - $51,000,000; and Goldman Sachs, 5.50%,
     Due 11/1/2017, Total Value - $51,000,000; and at JP Morgan Chase Bank for UBS Securities, LLC, 6.50%, Due 7/1/2032, Total Value - $15,852,742.
(C)  Rates represent discount rate.
(D) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

ABBREVIATIONS:
LLC - Limited Liability Company

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2003 (Unaudited)
================================================================================

                                                                                      PAR
                                                                                    AMOUNT             VALUE
                                                                                 ------------       -----------
                                                                                     (DOLLARS IN THOUSANDS)
MUNICIPAL OBLIGATIONS - 92.71%
COMMERCIAL PAPER (NOTE A) - 3.61%
Sarasota County Public Hospital District, Variable Rate
  Demand Hospital Revenue Bonds, Series A (Sarasota Memorial
  Hospital Project), 1.10%, Due 8/14/2003, LOC Suntrust Bank ..............       $    1,500         $    1,500
                                                                                                     ----------
     TOTAL COMMERCIAL PAPER                                                                               1,500
                                                                                                     ----------
TAX AND REVENUE ANTICIPATION NOTES (NOTE A) - 14.49%
State of Texas Tax and Revenue Anticipation
  Notes, 2.75%, Due 8/29/2003 .............................................            6,000              6,012
                                                                                                     ----------
     TOTAL TAX AND REVENUE ANTICIPATION NOTES .............................                               6,012
                                                                                                     ----------
DEMAND OBLIGATIONS (NOTE A) - 74.61%
FIXED RATE - 3.38%
School District of Palm Beach County, Florida, General Obligation
  Refunding Bonds, Fixed Rate, Series 2002A, 3.50%,
  Due 8/1/2003, Bond Insurance - FGIC .....................................            1,400              1,402
                                                                                                     ----------
     TOTAL FIXED RATE .....................................................                               1,402
                                                                                                     ----------
VARIABLE RATE - 71.23%

COLORADO - 7.95%

Moffat County, Colorado Pollution Control Revenue Bonds, Series 1984
  (Ute Electric Company Project), Bond Insurance - Ambac Assurance
  Corporation, 1.25%, Due 7/1/2010, SPA Societe Generale ..................            3,300              3,300
                                                                                                     ----------
     TOTAL COLORADO .......................................................                               3,300
                                                                                                     ----------

FLORIDA - 7.71%

Alachua County, Florida Housing Financial Authority,
  Multifamily Housing Revenue Bonds, Series 2001 (University Cove
  Apartment Project), 1.00%, Due 6/15/2034, LOC
  Southtrust Bank, NA .....................................................            1,835              1,835
Florida Housing Finance Corporation, Multifamily Mortgage Revenue
  Bonds, Series 2002 L-1 (Bridgewater Club Apartments Project),
  1.03%, Due 6/1/2034, LOC Suntrust Bank ..................................            1,365              1,365
                                                                                                     ----------
     TOTAL FLORIDA ........................................................                               3,200
                                                                                                     ----------

ILLINOIS - 2.58%

Solid Waste Disposal Facility Revenue Bonds for the County of Lake,
  Illinois, Series 1996 (Countryside Landfill Inc. Project), 1.15%,
  Due 4/1/2021, LOC JP Morgan Chase Bank ..................................            1,070              1,070
                                                                                                     ----------
     TOTAL ILLINOIS .......................................................                               1,070
                                                                                                     ----------

INDIANA - 4.84%

Fort Wayne, Indiana Industrial Economic Development Revenue Bonds,
  Series 1989 (ND-Tech Corporation Project), 1.10%, Due 7/1/2009,
  LOC Societe Generale ....................................................            1,000              1,000
City of Garrett, Indiana, Variable Rate Economic Development Revenue
  Bonds, Series 1991 (Group Dekko Int'l Project), 1.05%,
  Due 12/1/2011, LOC Bank One .............................................            1,010              1,010
                                                                                                     ----------
     TOTAL INDIANA ........................................................                               2,010
                                                                                                     ----------

LOUISIANA - 3.83%

Calcasieu Parish Public Trust Authority, Waste Disposal Revenue Bonds,
  Series 1997 (WPT Corporation Project), 1.05%, Due 12/1/2027,
  LOC JP Morgan Chase Bank ................................................            1,589              1,589
                                                                                                     ----------
     TOTAL LOUISIANA ......................................................                               1,589
                                                                                                     ----------

NEVADA - 4.82%

Clark County, Nevada Highway Revenue (Motor Vehicle Tax) Commercial
  Paper Notes, Series B, 1.00%, Due 11/1/2031,
  LOC Toronto Dominion ....................................................            2,000              2,000
                                                                                                     ----------
     TOTAL NEVADA .........................................................                               2,000
                                                                                                     ----------

OHIO - 4.10%

Ohio Water Development Authority, Environmental Improvement Revenue
  Bonds, Series 2000B (Waste Management, Incorporated,
  Project), 1.20%, Due 7/1/2020, LOC Fleet National Bank ..................            1,700              1,700
                                                                                                     ----------
     TOTAL OHIO ...........................................................                               1,700
                                                                                                     ----------

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
June 30, 2003 (Unaudited)
================================================================================

                                                                                     PAR
                                                                                    AMOUNT             VALUE
                                                                                 ------------       -----------
                                                                                     (DOLLARS IN THOUSANDS)
OKLAHOMA - 6.02%

Claremore Industrial and Redevelopment Authority, Development Revenue
  Bonds, Series 2001 (Whirlwind Steel Buildings, Inc. Project), 1.15%,
  Due 9/1/2019, LOC JP Morgan Chase Bank ..................................       $    2,500         $    2,500
                                                                                                     ----------
      TOTAL OKLAHOMA ......................................................                               2,500
                                                                                                     ----------

PENNSYLVANIA - 5.99%

Berks County Industrial Development Authority Manufacturing Facilities
  Revenue Bonds, Series 1995 (Grafika Commerial Printing Inc.), 1.15%,
  Due 9/1/2010, LOC First Union National Bank .............................            1,485              1,485
Chartiers Valley, Pennsylvania Industrial and Commercial
  Development Authority Commercial Development Bonds (William Penn
  Plaza Project), 1.20%, Due 12/1/2016, LOC PNC Bank, NA ..................            1,000              1,000
                                                                                                     ----------
      TOTAL PENNSYLVANIA ..................................................                               2,485
                                                                                                     ----------

SOUTH CAROLINA - 4.10%

South Carolina JOBS Economic Development Authority Revenue Bonds,
  Series 1998 (Klockner Namasco Corporation Project), 1.10%,
  Due 4/1/2008, LOC Bayeriche Landesbank ..................................            1,700              1,700
                                                                                                     ----------
      TOTAL SOUTH CAROLINA ................................................                               1,700
                                                                                                     ----------

TEXAS - 13.06%

Brazos Harbor Industrial Development Corporation Solid Waste Disposal
  Revenue Bonds, Series 2002 (Republic Waste Services of Texas,
  Ltd. Project), 1.10%, Due 12/1/2024, LOC Bank of America Corporation ....            2,500              2,500
Gulf Coast Waste Disposal Authority (Texas), Enviromental Facilities
  Revenue Bonds, Series 2002 (Waste Corporation of Texas, L.P. Project),
  1.15%, Due 9/1/2022, LOC - Wells Fargo Texas ............................            2,920              2,920
                                                                                                     ----------
      TOTAL TEXAS .........................................................                               5,420
                                                                                                     ----------

WASHINGTON - 6.23%

Pierce County, Washington Economic Development Corporation Dock & Wharf
  Facilities Revenue Bonds, Series 1995 (SCS Industries Project), 1.10%,
  Due 7/1/2030, LOC Bank of Nova Scotia ...................................            2,585              2,585
                                                                                                     ----------
      TOTAL WASHINGTON ....................................................                               2,585
                                                                                                     ----------
      TOTAL VARIABLE RATE .................................................                              29,559
                                                                                                     ----------
      TOTAL DEMAND OBLIGATIONS ............................................                              30,961
                                                                                                     ----------
      TOTAL MUNICIPAL OBLIGATIONS .........................................                              38,473
                                                                                                     ----------
                                                                                    SHARES
                                                                                  ----------

SHORT-TERM INVESTMENTS - 6.79%
Dreyfus Municipal Cash Management Plus ....................................               76                  -
Federated Municipal Obligations Fund ......................................        1,935,707              1,936
Provident Muni Cash Fund ..................................................          877,644                878
                                                                                                     ----------
          TOTAL OTHER INVESTMENTS .........................................                               2,814
                                                                                                     ----------
TOTAL INVESTMENTS - 99.50% (COST $41,287) .................................                              41,287
                                                                                                     ----------
OTHER ASSETS, NET OF LIABILITIES - 0.50% ..................................                                 207
                                                                                                     ----------
TOTAL NET ASSETS - 100% ...................................................                          $   41,494
                                                                                                     ==========

--------------

Based on the cost of investments of $41,287 for federal income tax purposes at June 30, 2003, there was no unrealized appreciation or depreciation of investments.

(A)  Rates represent yield to maturity or yield to next reset date.

ABBREVIATIONS:
FGIC - Financial Guaranty Insurance Company
LOC - Letter of Credit
SPA - Support Agreement
NA - National Association

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2003 (Unaudited)
================================================================================

                                                                                        U.S. GOVERNMENT      MUNICIPAL
                                                                       MONEY MARKET       MONEY MARKET      MONEY MARKET
                                                                       ------------     ---------------     ------------
                                                                                (IN THOUSANDS, EXCEPT SHARE AND
                                                                                        PER SHARE AMOUNTS)
ASSETS:
  Investments in securities at value (cost - $3,630,952;
    $129,393, $41,287, respectively) .............................      $ 3,630,952       $   129,393         $  41,287
  Repurchase agreements (cost - $834,350; $115,617; $0,
    respectively) ................................................          834,350           115,617                 -
  Cash ...........................................................               19                 -                 -
  Dividends and interest receivable ..............................            4,685               246               215
                                                                        -----------       -----------         ---------
     TOTAL ASSETS ................................................        4,470,006           245,256            41,502
                                                                        -----------       -----------         ---------

LIABILITIES:
  Payable for investments purchased ..............................          259,789                 -                 -
  Management and investment advisory fees payable (Note 2) .......              274                19                 4
  Other liabilities ..............................................               91                11                 4
                                                                        -----------       -----------         ---------
     TOTAL LIABILITIES ...........................................          260,154                30                 8
                                                                        -----------       -----------         ---------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS .........      $ 4,209,852       $   245,226         $  41,494
                                                                        ===========       ===========         =========

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF OPERATIONS
Six Months Ended June 30, 2003 (Unaudited)
================================================================================

                                                                                        U.S. GOVERNMENT      MUNICIPAL
                                                                       MONEY MARKET       MONEY MARKET      MONEY MARKET
                                                                       ------------     ---------------     ------------
                                                                                          (IN THOUSANDS)
INVESTMENT INCOME:
  Interest income ................................................      $    32,850       $     2,260         $     330
                                                                        -----------       -----------         ---------
     TOTAL INVESTMENT INCOME. ....................................           32,850             2,260               330
                                                                        -----------       -----------         ---------

EXPENSES:
  Management and investment advisory fees (Note 2) ...............            2,418               170                26
  Custodian fees .................................................              140                19                 5
  Professional fees ..............................................               65                 3                 1
  Other expenses .................................................               95                18                 1
                                                                        -----------       -----------         ---------
     TOTAL EXPENSES ..............................................            2,718               210                33
                                                                        -----------       -----------         ---------
NET INVESTMENT INCOME ............................................           30,132             2,050               297
                                                                        -----------       -----------         ---------
REALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments ...............................               28                 3                 -
                                                                        -----------       -----------         ---------
     NET GAIN ON INVESTMENTS .....................................               28                 3                 -
                                                                        -----------       -----------         ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............      $    30,160       $     2,053         $     297
                                                                        ===========       ===========         =========

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                                 U.S. GOVERNMENT
                                                                 MONEY MARKET                      MONEY MARKET
                                                       -------------------------------    -------------------------------
                                                        SIX MONTHS                         SIX MONTHS
                                                           ENDED                              ENDED
                                                          JUNE 30,        YEAR ENDED         JUNE 30,        YEAR ENDED
                                                           2003          DECEMBER 31,          2003         DECEMBER 31,
                                                        (UNAUDITED)         2002           (UNAUDITED)          2002
                                                       -------------    --------------    -------------    --------------
                                                                                 (IN THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income ..........................     $     30,132     $     165,857      $     2,050      $      6,840
  Net realized gain on investments ...............               28                 6                3                34
                                                       ------------     -------------      -----------      ------------
     TOTAL INCREASE IN NET ASSETS RESULTING
       FROM OPERATIONS ...........................           30,160           165,863            2,053             6,874
                                                       ------------     -------------      -----------      ------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
  Contributions ..................................       26,940,823       106,944,248          618,081         2,200,353
  Withdrawals ....................................      (29,996,802)     (108,139,347)        (845,545)       (2,032,412)
                                                       ------------     -------------      -----------      ------------

     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM TRANSACTIONS IN
       INVESTORS' BENEFICIAL INTERESTS ...........       (3,055,979)       (1,195,099)        (227,464)          167,941
                                                       ------------     -------------      -----------      ------------
     NET INCREASE (DECREASE) IN NET ASSETS .......       (3,025,819)       (1,029,236)        (225,411)          174,815
                                                       ------------     -------------      -----------      ------------

NET ASSETS:
  Beginning of period ............................        7,235,671         8,264,907          470,637           295,822
                                                       ------------     -------------      -----------      ------------
  END OF PERIOD ..................................     $  4,209,852     $   7,235,671      $   245,226      $    470,637
                                                       ============     =============      ===========      ============

           MUNICIPAL
          MONEY MARKET
------------------------------
 SIX MONTHS
    ENDED
  JUNE 30,         YEAR ENDED
    2003          DECEMBER 31,
 (UNAUDITED)          2002
-------------    --------------


$       297       $      1,656
          -                  -
-----------       ------------

        297              1,656
-----------       ------------


     44,127            204,033
   (115,040)          (191,801)
-----------       ------------



    (70,913)            12,232
-----------       ------------
    (70,616)            13,888
-----------       ------------


    112,110             98,222
-----------       ------------
$    41,494       $    112,110
===========       ============

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
FINANCIAL HIGHLIGHTS
================================================================================

                                                                                 MONEY MARKET
                                         ------------------------------------------------------------------------------------------
                                          SIX MONTHS                                         TWO MONTHS
                                            ENDED            YEAR ENDED DECEMBER 31,           ENDED        YEAR ENDED OCTOBER 31,
                                           JUNE 30,     --------------------------------    DECEMBER 31,   ------------------------
                                            2003          2002        2001        2000          1999          1999          1998
                                         -----------    --------    --------    --------    ------------   ----------    ----------
                                         (UNAUDITED)
Total Return..........................     0.61%(A)       1.81%       4.30%        N/A           N/A           N/A           N/A
Ratios to average net assets
  (annualized):
   Expenses...........................     0.11%          0.11%       0.11%       0.11%         0.11%         0.11%         0.16%
   Net investment income..............     1.26%          1.81%       3.95%       6.40%         5.77%         5.11%         5.56%

--------------
(A)     Not annualized.

--------------------------------------------------------------------------------

================================================================================

                                U.S. GOVERNMENT MONEY MARKET
------------------------------------------------------------------------------------------
 SIX MONTHS                                         TWO MONTHS
   ENDED            YEAR ENDED DECEMBER 31,           ENDED        YEAR ENDED OCTOBER 31,
  JUNE 30,     --------------------------------    DECEMBER 31,   ------------------------
   2003          2002        2001        2000          1999          1999          1998
-----------    --------    --------    --------    ------------   ----------    ----------
(UNAUDITED)
  0.60%(A)      1.74%       4.24%        N/A           N/A           N/A           N/A


  0.12%         0.12%       0.11%       0.13%         0.12%         0.12%         0.17%
  1.21%         1.71%       3.99%       6.27%         5.67%         4.89%         5.45%

                                  MUNCIPAL MONEY MARKET
------------------------------------------------------------------------------------------
 SIX MONTHS                                         TWO MONTHS
   ENDED            YEAR ENDED DECEMBER 31,           ENDED        YEAR ENDED OCTOBER 31,
  JUNE 30,     --------------------------------    DECEMBER 31,   ------------------------
   2003          2002        2001        2000          1999          1999          1998
-----------    --------    --------    --------    ------------   ----------    ----------
(UNAUDITED)
  0.57%(A)       1.39%       2.71%        N/A           N/A           N/A           N/A


  0.13%          0.12%       0.13%       0.13%         0.14%         0.15%         0.19%
  1.14%          1.39%       2.71%       4.05%         3.69%         3.13%         3.55%

--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (Unaudited)
================================================================================

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company which was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the AMR Investment Services Money Market Portfolio, AMR Investment Services U.S. Government Money Market Portfolio and AMR Investment Services Municipal Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

     The following is a summary of the significant accounting policies followed by the Portfolios.

   Security Valuation

     Securities of the Portfolios are valued using the amortized cost method. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation which the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action which should be initiated.

   Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   Federal Income and Excise Taxes

     The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code.

   Repurchase Agreements

     Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank which are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks. The collateral is monitored daily by each Portfolio so that the collateral's market value exceeds the carrying value of the repurchase agreement.

--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
June 30, 2003 (Unaudited)
================================================================================

   Use of Estimates

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

2.   TRANSACTIONS WITH AFFILIATES

   Management Agreement

     The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment adviser to each of the Portfolios. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolios 0.10% of the average daily net assets of each of the Portfolios.

   Other

     Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. Retired trustees and their spouses receive American Airlines flight benefits, plus reimbursement of any tax liability relating to such benefits, up to a maximum annual value of $40,000. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended. For the six months ended June 30, 2003, the cost of air transportation was not material to any of the Funds.

--------------------------------------------------------------------------------

                                    [GRAPHIC]

--------------------------------------------------------------------------------

                       [LOGO OF AMERICAN AADVANTAGE FUNDS]
                          AMERICAN AADVANTAGE FUNDS(R)
--------------------------------------------------------------------------------

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report, and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. They will begin sending you individual copies thirty days after receiving your request.

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:

       [GRAPHIC OF KEYBOARD]                     [GRAPHIC OF MOUSE]
             BY E-MAIL:                            ON THE INTERNET:

   American_AAdvantage.Funds@aa.com      Visit our website at www.aafunds.com

--------------------------------------------------------------------------------

           [GRAPHIC OF TELEPHONE]                                 [GRAPHIC OF MAILBOX]
               BY TELEPHONE:                                             BY MAIL:
Cash Management Class    PlanAhead Class(R)       Cash Management Class
 Institutional Class     ------------------        Institutional Class
---------------------    Call (800)388-3344         Platinum Class(sm)             PlanAhead Class(R)
  Call (800)658-5811                                ------------------             ------------------
                                                American AAdvantage Funds      American AAdvantage Funds
 Platinum  Class(sm)                             P.O. Box 619003, MD 2450           P.O. Box 219643
 -------------------                            DFW Airport, TX 75261-9003     Kansas City, MO 64121-9643
  Call (800)967-9009


FUND SERVICE PROVIDERS:

CUSTODIAN                       TRANSFER AGENT                       INDEPENDENT AUDITORS     DISTRIBUTOR
STATE STREET BANK AND TRUST     NATIONAL FINANCIAL DATA SERVICES     ERNST & YOUNG LLP        SWS FINANCIAL SERVICES
Boston, Massachusetts           Kansas City, Missouri                Dallas, Texas            Dallas, Texas

This report is prepared for shareholders of the American AAdvantage Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------

American Airlines is not responsible for investments made in the American AAdvantage Funds. American AAdvantage Funds is a registered service mark of AMR Corporation. PlanAhead Class and American AAdvantage Money Market Fund are registered service marks of AMR Investment Services, Inc. Platinum Class, American AAdvantage U.S. Government Money Market Fund, and American AAdvantage Municipal Money Market Fund are service marks of AMR Investment Services, Inc.

--------------------------------------------------------------------------------

                              [GRAPHIC]

                                                                          527727

                        [AMERICAN AADVANTAGE FUNDS LOGO]

---------------------------------------o---------------------------------------


                               SEMI-ANNUAL REPORT

                                 June 30, 2003


                                   [GRAPHIC]


                                                              S&P 500 INDEX FUND
                                                            SMALL CAP INDEX FUND
                                                 INTERNATIONAL EQUITY INDEX FUND



                           MANAGED BY AMR INVESTMENTS

                                 [AA EAGLE]

About AMR Investments
--------------------------------

AMR Investments is an
experienced provider of
investment advisory services to
institutional and retail
markets. We act as manager of
the American AAdvantage Funds, a
family of diversified mutual
funds, and offer customized
fixed income portfolio
management services.

Our clients include defined
benefit plans, defined
contribution plans, foundations,
endowments, corporations, and
other institutional investors.

AMR Investments is a wholly
owned subsidiary of AMR
Corporation, the parent company
of American Airlines, Inc.

Incorporated in 1986, we are
directly responsible for the
investment management and
oversight of AMR Corporation's
defined benefit and defined
contribution plans, as well as
its fixed income investments.

Any opinions herein, including forecasts, reflect our judgement as of the end of the reporting period and are subject to change. Each adviser's strategies and each Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, AMR Investment Services, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

                                    Contents
                                    --------------------------------------------
                                    President's Message.....................   1
                                    Performance Overviews...................   3
                                    American AAdvantage Funds
                                       Statements of Assets and
                                          Liabilities.......................   8
                                       Statements of Operations.............   9
                                       Statements of Changes in Net Assets..  10
                                       Notes to Financial Statements........  11
                                       Financial Highlights.................  16
                                    State Street Equity 500 Index Portfolio
                                       Portfolio of Investments.............  20
                                       Statement of Assets and Liabilities..  26
                                       Statement of Operations..............  27
                                       Statement of Changes in Net Assets...  28
                                       Financial Highlights.................  29
                                       Notes to Financial Statements........  30
                                    Master Small Cap Index Series
                                       Schedule of Investments..............  33
                                       Statement of Assets and Liabilities..  66
                                       Statement of Operations..............  67
                                       Statement of Changes in Net Assets...  68
                                       Financial Highlights.................  69
                                       Notes to Financial Statements........  70
                                    Master International Index Series
                                       Schedule of Investments..............  74
                                       Statement of Assets and Liabilities..  95
                                       Statement of Operations..............  96
                                       Statement of Changes in Net Assets...  97
                                       Financial Highlights.................  98
                                       Notes to Financial Statements........  99
                                    Additional Information.....Inside Back Cover

American AAdvantage Funds                                          June 30, 2003

                                                            [BILL QUINN PICTURE]

FELLOW SHAREHOLDERS:

I am pleased to present you with the Semi-Annual Report for the Index Funds of the American AAdvantage Funds for the six months ended June 30, 2003. While this period was marked with some uncertainty, investors were pleased as most major market indices posted positive returns for the first time in three years. The Dow Jones Industrial Average gained 9.02%, the S&P 500 Index increased by 11.76%, while the EAFE Index surged 9.47% for the six-month period.

     The past six months saw a quick resolution to the war in Iraq, the lowest interest rates in 45 years, the ongoing fight against global terrorism, the effects of the SARS epidemic, and a tax cut.

     During the six-month period, the Institutional Class of the American AAdvantage S&P 500 Index Fund realized an increase of 11.56%, the American AAdvantage Small Cap Index Fund grew by 17.79%, and the American AAdvantage International Equity Index Fund returned 9.90%.

     Looking forward, corporate earnings, interest rates, unemployment and consumer spending will be paramount as investors seek sustained economic growth. Most importantly, business investing will be critical to the strengthening of the U.S. economy.

     We value the trust you have placed in the American AAdvantage Funds. The Index Funds will continue to pursue their objective to replicate the returns, before expenses, of each Fund's corresponding Index.

     Please review the enclosed portfolio listings and detailed financial data. As always, we welcome the opportunity to serve your financial needs. Should you have any questions about the enclosed information, please do not hesitate to contact us at 800-967-9009. You may also access Fund and account information at www.aafunds.com. Thank you for your continued confidence in the American AAdvantage Funds.

                                            Sincerely,

                                            -s- WILLIAM F. QUINN
                                            William F. Quinn, President
                                            American AAdvantage Funds

                             [AMERICAN EAGLE LOGO]

ECONOMIC OVERVIEW
--------------------------------------------------------------------------------

The first quarter of 2003 brought negative returns and extreme volatility. Markets lost ground consistently over the beginning of the quarter and then spiked on news of the start of a U.S.-led war with Iraq. The downtrend returned after investors realized that the conflict might last longer than anticipated, potentially curbing business spending. Most indices finished the first quarter in negative territory. The second quarter of 2003 brought impressive gains and what some are calling a "bull rally." Markets rose consistently over the quarter, spurred by optimism that economic and profit growth will accelerate. On June 16th, the S&P 500(R) closed above the 1,000 mark (at 1,010.74) for the first time since June 20, 2002.

     Most indices finished the first six months of 2003 in positive territory. The S&P 500 Index returned 11.76% and the NASDAQ generated an impressive 21.90% total return. Technology stocks have outperformed the broader market on expectations that companies in that sector will be among the first beneficiaries of an economic recovery. Small cap U.S. stocks also fared well, as the Russell 2000(R) Index produced a total return of 17.88%. The MSCI Euro Index was up only 3.13% in Euros, but it was up 12.86% in U.S. Dollars, reflecting the continued appreciation of the Euro during the six-month period. The Euro closed at a rate of 1.1484, up 9.43% versus the U.S. Dollar. The MSCI EAFE Index also posted positive total returns for the period, up 9.47% in U.S. Dollars. Global markets saw positive returns as well, with the MSCI World returning 11.12% in U.S. Dollars.

     Investor confidence remained shaken early in 2003 with threats of terrorism, nuclear tensions in North Korea, and unexpectedly high unemployment. The war in Iraq left investors with inconsistent views about the market, and trading was reactionary to news from the front lines. Markets rallied across all sectors and countries following the resolution of military affairs in Iraq and investors became increasingly bullish about the outlook for equities. It has been encouraging to see that the SARS virus appears to have been brought under control in Hong Kong, Singapore, China and, hopefully, Taiwan.

     Despite unstable markets, the Federal Open Market Committee (FOMC) left rates unchanged at 1.25% at its January 29 and March 18th meetings. After leaving the rates unchanged again at its May 6th meeting, the FOMC lowered its target for the Federal Funds rate by 25 basis points to 1% at its June 25th meeting. Some believe the modest 25 basis point cut, rather than the expected 50 basis point cut, leaves room for further Federal Reserve rate reductions in the future. In response to the Fed's decision, financial markets were initially disappointed, with long-term interest rates backing up sharply and stock prices falling.

     At its March 6th meeting, the Governing Council of the European Central Bank (ECB) cut its benchmark rate to 2.5%, the lowest in almost 3 1/2 years. Economists expected a 50 basis point cut, and stocks slumped after the 25 basis point reduction was announced. At its June 6th meeting, the ECB cut its key interest rate by 50 basis points bringing the rate to 2%, the lowest level since 1999. The cut reflected an effort to boost Europe's struggling economy and counter the Euro's rise. The Euro surged, and businesses and consumers showed little appetite for spending more, raising doubts about what it will take to stimulate the Eurozone economy.

     Economic indicators for the current global economy are ambiguous, but the economy may strengthen and produce strong results for the second half of 2003. Many of the geo-political factors that may have exacerbated the slowdown in activity (war fears, higher oil prices, poor weather and SARS) have been largely resolved. While the economy is clearly improving, the rate of change is only gradual. Data indicates that further policy stimulus will hit the economy in the second half of the year, but it is worth noting the lack of growth given the large cuts in interest rates already seen. Additionally, a key factor is the concern about whether consumers will continue to spend long enough to prop up the economy until a corporate spending cycle emerges.

S&P is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. "Standard and Poor's(R)," "S&P(R)," "Standard & Poor's 500," "S&P500(R)" and "500" are all trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Street Bank and Trust Company.

Russell 2000 Index is a service mark of the Frank Russell Company.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE S&P 500 INDEX FUND+
--------------------------------------------------------------------------------

     For the six months ended June 30, 2003, the total return of the Institutional Class of the American AAdvantage S&P 500 Index Fund was 11.56%. The Fund trailed slightly behind the S&P 500 Index return of 11.76%, but kept pace with the Lipper S&P 500 Index return of 11.56%.

                               ANNUALIZED TOTAL RETURNS
                       ----------------------------------------
                                PERIODS ENDED 6/30/03
                       ----------------------------------------
                                                       SINCE
                                                     INCEPTION
                       6 MONTHS*   1 YEAR   5 YEAR   (12/31/96)
                       ---------   ------   ------   ----------
Institutional
 Class(1)............   11.56%     -0.12%   -1.75%     5.69%
PlanAhead
 Class(1,2)..........   11.28%     -0.55%   -2.13%     5.38%
Lipper S&P 500
 Index...............   11.56%     0.00%    -1.88%     5.57%
S&P 500 Index........   11.76%     0.26%    -1.61%     5.85%

*   Not Annualized
1   Past performance is not indicative of future performance.
    The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2 Fund performance for the since inception period represents the total returns achieved by the Institutional Class from 12/31/96 up to 3/2/98, the inception date of the PlanAhead Class, and the returns of the PlanAhead Class since its inception. Expenses of the PlanAhead Class are higher than those of the Institutional Class. Therefore, total returns shown may be higher than they would have been had the PlanAhead Class been in existence since 12/31/96.

     All ten economic sectors in the S&P 500 Index posted gains for the six-month period ended June 30, 2003. The sector that provided the largest contribution to the Index return was Information Technology with a six-month return of 17.1% and a contribution to return of 277 basis points. Strong performances by Intel Corp, Cisco Systems and Dell Computer contributed to the sector's strong return. Returns were 34.0%, 28.2% and 19.1%, respectively, with a total contribution to return of 98 basis points. The biggest detractor from return for the sector was Automatic Data Processing with a return of -13.1%, which reduced the total return by 5 basis points.

     The other standout sector in the Index was Financials, with a six-month return of 12.4% and a contribution to total return of 249 basis points. The notable names included Citigroup, JP Morgan Chase and Bank of America. These three companies added 98 basis points to total return. The weakest performers in the sector included AIG, Freddie Mac and Charles Schwab. Together these three names detracted 19 basis points from total return.

     The Fund will continue to strive towards accomplishing its objective of closely replicating, before expenses, the return of its benchmark, the S&P 500 Index.

TOP TEN HOLDINGS

                                              % OF EQUITIES*
                                              --------------
General Electric Co.                               3.2%
Microsoft Corp.                                    3.1%
Pfizer, Inc.                                       3.0%
Exxon Mobil Corp.                                  2.7%
Wal Mart Stores, Inc.                              2.6%
Citigroup, Inc.                                    2.5%
Johnson & Johnson                                  1.7%
American Int'l. Group, Inc.                        1.6%
IBM                                                1.6%
Intel Corp.                                        1.5%

EQUITY SECTOR ALLOCATION

                                              % OF EQUITIES*
                                              --------------
Financials                                        20.4%
Information Technology                            16.2%
Health Care                                       14.8%
Consumer Staples                                  11.7%
Consumer Discretionary                            11.1%
Industrials                                       10.4%
Energy                                             5.8%
Telecommunication Services                         3.9%
Utilities                                          3.0%
Materials                                          2.7%

*   Percent of equity portion of State Street Equity 500 Index

    Portfolio

+ The S&P 500 Index Fund is not sponsored, sold or promoted by Standard &
  Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in this fund.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE SMALL CAP INDEX FUND(SM)
--------------------------------------------------------------------------------

     For the six months ended June 30, 2003, the total return for the Institutional Class of the American AAdvantage Small Cap Index Fund was 17.79% versus a return of 17.88% for the Russell 2000 Index. The Lipper Small Cap Core Index returned 14.33%.

                                     ANNUALIZED TOTAL RETURNS
                                  ------------------------------
                                      PERIODS ENDED 6/30/03
                                  ------------------------------
                                                         SINCE
                                                       INCEPTION
                                  6 MONTHS*   1 YEAR   (7/31/00)
                                  ---------   ------   ---------
Institutional Class(1)..........   17.79%     -1.58%    -2.36%
Lipper Small Cap Core Index.....   14.33%     -2.38%     0.19%
Russell 2000 Index..............   17.88%     -1.64%    -2.31%

*   Not Annualized

1   Past performance is not indicative of future performance.
    The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

     For the six-month period, the Health Care sector outperformed all other sectors in the Russell 2000 Index ("Index"), posting a return of 29.1%. Other top performing sectors were Technology, up 26.8%, and Consumer Discretionary, up 18.1%. The worst performer for the six-month period was Other, which includes many conglomerates that fall across multiple sectors, posting a return of -1.7%. Materials and Processing, Autos and Transportation, and Consumer Staples also performed poorly in comparison with other sectors, with respective returns of 8.7%, 8.5% and 6.2%.

     Overall, the top contributors to the Index during the period included Imclone Systems Inc., Sonus Networks Inc., and XM Satellite Radio. Detractors from the Index's performance included Pinnacle Systems Inc., Internet Systems Inc., and Payless Shoesource Inc.

     The Fund will continue to strive towards meeting its objective of closely tracking, before expenses, the return of its benchmark, the Russell 2000 Index.

TOP TEN HOLDINGS

                                              % OF EQUITIES*
                                              --------------
AMR Corp.                                         0.22%
Zale Corp.                                        0.19%
Affiliated Managers Group, Inc.                   0.19%
Hyperion Solutions Corp.                          0.18%
Activision, Inc.                                  0.18%
Techne Corp.                                      0.18%
Pacific Capital Bancorp                           0.18%
First Industrial Realty Trust, Inc.               0.18%
UCBH Holdings, Inc.                               0.17%
Cincinnati Bell, Inc.                             0.17%

EQUITY SECTOR ALLOCATION

                                              % OF EQUITIES*
                                              --------------
Financial Services                                23.2%
Consumer Discretionary                            19.2%
Technology                                        14.2%
Health Care                                       12.8%
Materials and Processing                           8.0%
Producer Durables                                  7.6%
Utilities                                          4.4%
Autos and Transportation                           4.2%
Other Energy                                       3.9%
Consumer Staples                                   2.1%
Other                                              0.4%
Integrated Oils                                    0.0%

*   Percent of equity portion of Master Small Cap Index Series

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE INTERNATIONAL EQUITY INDEX FUND(SM)
--------------------------------------------------------------------------------

     For the six months ended June 30, 2003, the total return of the Institutional Class of the American AAdvantage International Equity Index Fund was 9.90%, outperforming the MSCI EAFE Index return of 9.47% and the Lipper International Index return of 9.18%.

                                     ANNUALIZED TOTAL RETURNS
                                  ------------------------------
                                      PERIODS ENDED 6/30/03
                                  ------------------------------
                                                         SINCE
                                                       INCEPTION
                                  6 MONTHS*   1 YEAR   (7/31/00)
                                  ---------   ------   ---------
Institutional Class(1)..........    9.90%     -6.38%    -12.78%
Lipper Int'l. Index.............    9.18%     -6.41%    -11.63%
MSCI EAFE Index(2)..............    9.47%     -6.46%    -12.55%

*   Not Annualized

1   Past performance is not indicative of future performance.
    The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2 Performance is that of the MSCI EAFE Index through 9/30/01, the MSCI Provisional EAFE Index from 10/1/01 through 5/31/02, and the MSCI EAFE Index thereafter.

     Performance was positive for all countries in the MSCI EAFE Index ("Index"). The best performing countries for the six-month period were New Zealand, Spain and Austria with respective returns of 28.5%, 25.5%, and 22.8%. The Netherlands was the worst performing country this period, up only 1.7%, followed by Japan, up 2.9%, and Hong Kong, up 3.5%.

     Turning to sector performance, all ten Index sectors posted positive returns for the period. The sector that provided the largest contribution to the Index return was Information Technology, with a six-month return of 15.8%. Alcatel, SAP AG, and Ericsson contributed significantly to the sector's strong performance. Other top performers were the Telecommunication Services and Financials sectors, with respective returns of 15.7% and 13.5%. The worst performing sector for the period was Consumer Staples, with a return of 1.0%. Weak performances by Unilever, Seven-Eleven Japan, and Ahold contributed to the sector's poor return. However, the Materials and Energy sectors experienced gains of 5.4% and 5.6%, respectively.

     The Fund continues to pursue its objective of closely replicating, before expenses, the return of its benchmark, the MSCI EAFE Index.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE INTERNATIONAL EQUITY INDEX FUND(SM) -- CONTINUED
--------------------------------------------------------------------------------

TOP TEN HOLDINGS

                                              % OF EQUITIES*
                                              --------------
BP Amoco PLC                                       2.6%
Vodafone Group PLC                                 2.3%
HSBC Holdings PLC                                  2.2%
GlaxoSmithKline PLC                                2.1%
Royal Dutch Petroleum Co.                          1.7%
Total Fina Elf SA                                  1.6%
Novartis AG                                        1.6%
Nestle SA                                          1.4%
Royal Bank of Scotland Group PLC                   1.3%
Nokia Oyj                                          1.3%

EQUITY SECTOR ALLOCATION

                                      % OF EQUITIES*   EAFE
                                      --------------   -----
Financials                                25.6%        25.8%
Consumer Discretionary                    12.4%        12.5%
Health Care                                9.5%         9.5%
Consumer Staples                           8.9%         8.9%
Energy                                     8.8%         8.8%
Industrials                                8.7%         8.5%
Telecommunication Services                 7.9%         7.9%
Information Technology                     6.8%         6.8%
Materials                                  6.5%         6.4%
Utilities                                  4.9%         4.9%

COUNTRY ALLOCATION

                         (COUNTRY WEIGHTINGS PIE CHART)

                                      % OF EQUITIES*   EAFE
                                      --------------   -----
United Kingdom                            26.9%        26.9%
Japan                                     21.4%        21.4%
France                                     9.6%         9.7%
Switzerland                                7.5%         7.4%
Germany                                    6.3%         6.4%
Australia                                  5.2%         5.1%
Netherlands                                5.1%         5.1%
Italy                                      3.8%         3.8%
Spain                                      3.7%         3.7%
Sweden                                     2.1%         2.1%
Finland                                    1.8%         1.9%
Hong Kong                                  1.5%         1.5%
Belgium                                    1.1%         1.0%
Denmark                                    0.8%         0.8%
Ireland                                    0.8%         0.8%
Singapore                                  0.8%         0.8%
Norway                                     0.5%         0.4%
Greece                                     0.4%         0.4%
Portugal                                   0.4%         0.4%
New Zealand                                0.2%         0.2%
Austria                                    0.1%         0.2%

*   Percent of equity portion of Master International Index
    Series

AMERICAN AADVANTAGE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2003 (unaudited)
--------------------------------------------------------------------------------
(in thousands, except share and per share amounts)

                                                                S&P 500     SMALL CAP    INTERNATIONAL
                                                                 INDEX        INDEX      EQUITY INDEX
                                                              -----------   ----------   -------------
ASSETS:
    Investment in master portfolio, at value................  $   241,932   $   22,082     $  5,930
    Receivable for fund shares sold.........................          188           --           --
    Other assets............................................          194           --            2
                                                              -----------   ----------     --------
        TOTAL ASSETS........................................      242,314       22,082        5,932
                                                              -----------   ----------     --------

LIABILITIES:
    Payable for fund shares redeemed........................           34           --           --
    Administrative service fees payable (Note 2)............           13            1           --
    Other liabilities.......................................           36            1           --
                                                              -----------   ----------     --------
        TOTAL LIABILITIES...................................           83            2           --
                                                              -----------   ----------     --------
NET ASSETS..................................................  $   242,231   $   22,080     $  5,932
                                                              ===========   ==========     ========

ANALYSIS OF NET ASSETS:
    Paid-in capital.........................................  $   275,293   $   23,720     $  7,931
    Undistributed net investment income.....................          850           74           99
    Accumulated net realized loss...........................      (42,738)        (871)      (1,228)
    Unrealized net appreciation (depreciation) of
      investments and futures contracts.....................        8,826         (843)        (870)
                                                              -----------   ----------     --------
NET ASSETS..................................................  $   242,231   $   22,080     $  5,932
                                                              ===========   ==========     ========
SHARES OUTSTANDING (NO PAR VALUE):
    Institutional Class.....................................   16,048,737    2,435,288      921,213
                                                              ===========   ==========     ========
    PlanAhead Class.........................................    2,206,272          N/A          N/A
                                                              ===========   ==========     ========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
    Institutional Class.....................................  $     13.29   $     9.07     $   6.44
                                                              ===========   ==========     ========
    PlanAhead Class.........................................  $     13.16          N/A          N/A
                                                              ===========   ==========     ========

                       See notes to financial statements.
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2003 (unaudited)
--------------------------------------------------------------------------------
(in thousands)

                                                              S&P 500   SMALL CAP   INTERNATIONAL
                                                               INDEX      INDEX     EQUITY INDEX
                                                              -------   ---------   -------------
INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO:
    Portfolio income........................................  $1,983     $   82         $109
    Portfolio expenses**....................................     (51)        (6)          (3)
                                                              -------    ------         ----
        NET INVESTMENT INCOME ALLOCATED FROM MASTER
          PORTFOLIO.........................................   1,932         76          106
                                                              -------    ------         ----
FUND EXPENSES:
    Administrative service fees (Note 2):
        Institutional Class.................................      50          3            1
        PlanAhead Class.....................................      33         --           --
    Transfer agency fees:
        Institutional Class.................................      14          2           --
        PlanAhead Class.....................................      10         --           --
    Professional fees.......................................       2          3            1
    Registration fees.......................................      13          1            1
    Service fees - PlanAhead Class (Note 2).................      33         --           --
    Printing................................................      --          2            1
    Other expenses..........................................      --          1            1
                                                              -------    ------         ----
        TOTAL FUND EXPENSES.................................     155         12            5
          Less reimbursement of fund expenses (Note 2)......      (5)        --           --
                                                              -------    ------         ----
        NET FUND EXPENSES...................................     150         12            5
                                                              -------    ------         ----
NET INVESTMENT INCOME.......................................   1,782         64          101
                                                              -------    ------         ----
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM MASTER
  PORTFOLIO:
    Net realized loss from investment transactions..........  (9,902)       (94)         (81)
    Net realized gain from futures transactions.............   1,123         --           --
    Net change in unrealized appreciation (depreciation) of
      investments and futures contracts.....................  32,963      2,200          485
                                                              -------    ------         ----
        NET GAIN ON INVESTMENTS.............................  24,184      2,106          404
                                                              -------    ------         ----
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $25,966    $2,170         $505
                                                              =======    ======         ====

----------

** Expenses allocated from the Master Small Cap Index Series and Master International Index Series include expense waivers from their investment adviser. Had expenses not been waived, allocated expenses would have been higher.

                       See notes to financial statements.
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(in thousands)

                                                S&P 500 INDEX               SMALL CAP INDEX         INTERNATIONAL EQUITY INDEX
                                          --------------------------   --------------------------   --------------------------
                                          SIX MONTHS                   SIX MONTHS                   SIX MONTHS
                                             ENDED       YEAR ENDED       ENDED       YEAR ENDED       ENDED       YEAR ENDED
                                           JUNE 30,     DECEMBER 31,    JUNE 30,     DECEMBER 31,    JUNE 30,     DECEMBER 31,
                                             2003           2002          2003           2002          2003           2002
                                          -----------   ------------   -----------   ------------   -----------   ------------
                                          (UNAUDITED)                  (UNAUDITED)                  (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income................   $   1,782     $   3,604       $    64       $   150        $  101        $    89
   Net realized loss on investments and
     futures transactions...............      (8,779)       (8,115)          (94)         (889)          (81)          (413)
   Change in net unrealized appreciation
     (depreciation) of investments and
     futures contracts..................      32,963       (59,391)        2,200        (2,815)          485           (569)
                                           ---------     ---------       -------       -------        ------        -------
       NET INCREASE (DECREASE) IN NET
        ASSETS RESULTING FROM
        OPERATIONS......................      25,966       (63,902)        2,170        (3,554)          505           (893)
                                           ---------     ---------       -------       -------        ------        -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
       Institutional Class..............        (915)       (3,240)           --          (140)           --            (71)
       PlanAhead Class..................         (69)         (297)           --            --            --             --
                                           ---------     ---------       -------       -------        ------        -------
       TOTAL DISTRIBUTIONS TO
        SHAREHOLDERS....................        (984)       (3,537)           --          (140)           --            (71)
                                           ---------     ---------       -------       -------        ------        -------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares........     157,515       111,986        10,837         9,040         1,194          5,088
   Reinvestments of dividends and
     distributions......................         884         3,518            --           140            --             71
   Cost of shares redeemed..............    (161,403)     (114,385)       (2,154)       (6,062)         (679)        (3,056)
                                           ---------     ---------       -------       -------        ------        -------
       NET INCREASE (DECREASE) IN NET
        ASSETS FROM CAPITAL SHARE
        TRANSACTIONS....................      (3,004)        1,119         8,683         3,118           515          2,103
                                           ---------     ---------       -------       -------        ------        -------
NET INCREASE (DECREASE) IN NET ASSETS...      21,978       (66,320)       10,853          (576)        1,020          1,139
                                           ---------     ---------       -------       -------        ------        -------
NET ASSETS:
   Beginning of period..................     220,253       286,573        11,227        11,803         4,912          3,773
                                           ---------     ---------       -------       -------        ------        -------
   END OF PERIOD*.......................   $ 242,231     $ 220,253       $22,080       $11,227        $5,932        $ 4,912
                                           =========     =========       =======       =======        ======        =======
   * Includes undistributed net
     investment income of...............   $     850     $      67       $    74       $    10        $   99        $    18
                                           =========     =========       =======       =======        ======        =======

                       See notes to financial statements.
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American AAdvantage Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no load, open-end management investment company. These financial statements and notes to the financial statements relate to the American AAdvantage S&P 500 Index Fund, the American AAdvantage Small Cap Index Fund and the American AAdvantage International Equity Index Fund (each a "Fund" and collectively, the "Funds"), each a series of the Trust. The S&P 500 Index Fund commenced operations on December 31, 1996, and commenced sale of a second class of shares of the Fund, designated as "PlanAhead Class" shares, on March 2, 1998. The Institutional Classes of the Small Cap Index and the International Equity Index Funds commenced operations on July 31, 2000.

     Each Fund invests all of its investable assets in a corresponding portfolio. The State Street Equity 500 Index Portfolio, Master Small Cap Index Series and the Master International Index Series (each a "Portfolio" and collectively the "Portfolios") are open-ended management investment companies registered under the Act. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding Portfolio.

                                                                          % OF PORTFOLIO
                                                                          HELD BY FUND AT
AMERICAN AADVANTAGE:             PORTFOLIOS:                               JUNE 30, 2003
--------------------             -----------                              ---------------
S&P 500 Index Fund               State Street Equity 500 Index Portfolio       10.7%
Small Cap Index Fund             Master Small Cap Index Series                 10.3%
International Equity Index Fund  Master International Index Series              3.3%

     The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

     The following is a summary of the significant accounting policies followed by the Funds.

  Valuation of Investments

     Valuation of securities by each Portfolio is discussed in the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

  Investment Income

     Each Fund records its share of net investment income and realized and unrealized gains and losses from the security transactions of its corresponding Portfolio each day. All net investment income and realized and unrealized gains (losses) of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

  Dividends

     Dividends from net investment income of the Small Cap Index and International Equity Index Funds normally will be declared and paid annually. The S&P 500 Index Fund normally will declare and pay dividends quarterly. Distributions of net realized capital gains earned by the Funds, if any,

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

will be paid annually. Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

     The tax character of distributions during the six months ended June 30, 2003 and the fiscal year ended December 31, 2002 were as follows:

                                               S&P 500 INDEX              SMALL CAP INDEX        INTERNATIONAL EQUITY INDEX
                                         -------------------------   -------------------------   ---------------------------
                                         SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                                           ENDED       YEAR ENDED      ENDED       YEAR ENDED       ENDED       YEAR ENDED
                                          JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,     DECEMBER 31,
                                            2003          2002          2003          2002          2003           2002
                                         ----------   ------------   ----------   ------------   -----------   -------------
DISTRIBUTIONS PAID FROM:
   ORDINARY INCOME
       Institutional Class.............   $915,069     $3,239,570     $     --      $139,615      $     --        $71,181
       Plan Ahead Class................     69,201        297,033           --                          --
                                          --------     ----------     --------      --------      --------        -------
TOTAL DISTRIBUTIONS PAID...............   $984,270     $3,536,603     $     --      $139,615      $     --        $71,181
                                          ========     ==========     ========      ========      ========        =======

     As of December 31, 2002 the components of distributable earnings were as follows:

                                                                                  INTERNATIONAL
                                                S&P 500 INDEX   SMALL CAP INDEX   EQUITY INDEX
                                                -------------   ---------------   -------------
COST BASIS OF INVESTMENTS FOR FEDERAL INCOME
  TAX.........................................  $257,325,546      $14,394,651      $ 6,478,204

     Unrealized appreciation..................    18,876,402        1,189,082          507,641
     Unrealized depreciation..................   (55,529,610)      (4,385,539)      (2,019,827)
                                                ------------      -----------      -----------
     Net unrealized
       appreciation/(depreciation)............   (36,653,208)      (3,196,457)      (1,512,186)
     Undistributed ordinary income............        51,808            9,791            7,841
     Undistributed long-term gain/(loss)......   (21,443,335)        (623,020)      (1,000,337)
                                                ------------      -----------      -----------
UNDISTRIBUTED EARNINGS........................  $(58,044,735)     $(3,809,686)     $(2,504,682)
                                                ============      ===========      ===========

     The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments, the difference between book and tax amortization for premium and market discount, and the realization for tax purposes of unrealized gains/(losses) on investment in passive foreign investment companies.

     To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2002, the following gains and/or losses were deferred to January 1, 2003:

                                                                DEFERRED
FUND                                                          CAPITAL GAIN
----                                                          ------------
S&P 500 Index...............................................    $465,825
Small Cap Index.............................................       6,041
International Equity Index..................................     164,412

  Federal Income and Excise Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

tax provision is required. At December 31, 2002, capital loss carryforward positions for federal income tax purposes were as follows:

                                                              CAPITAL LOSS
                                                               CARRYOVER
FUND                                                             AMOUNT       EXPIRES
----                                                          ------------   ---------
S&P 500 Index...............................................  $20,977,510    2005-2010
Small Cap Index.............................................      616,979    2008-2010
International Equity Index..................................      835,925    2009-2010

  Expenses

     Expenses directly attributable to each Fund are charged to that Fund's operations. Expenses directly attributable to a class are charged to that class. Other Fund expenses are allocated amongst the classes in proportion to the net assets of each class. Expenses incurred by the Trust with respect to any two of more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund bears equally those expenses that are allocated to the Fund as a whole.

  Valuation of Shares

     The price per share is calculated on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. Net asset value per share is computed by dividing the value of each Fund's total assets (which includes the value of the Fund's investment in its Portfolio), less liabilities, by the number of Fund shares outstanding.

  Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

2.   FEES AND TRANSACTIONS WITH AFFILIATES

  Administrative Services Agreement

     The Manager and the Trust entered into an Administrative Services Agreement that obligates the Manager to provide or oversee administrative and management services to the Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.05% of the average daily net assets of the Institutional Class of the S&P 500 Index Fund, International Equity Index Fund, and Small Cap Index Fund and an annualized fee of 0.25% of the average daily net assets of the PlanAhead Class of the S&P 500 Index Fund.

  Service Agreement

     The Manager and the Trust entered into a Service Agreement which obligates the Manager to oversee additional shareholder servicing of the PlanAhead Class of the S&P 500 Index Fund. As compensation for performing the duties required under the Service Agreement, the Manager receives 0.25% based on the daily net assets of the PlanAhead Class of the S&P 500 Index Fund.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

  Other

     Certain officers or Trustees of the Trust are also officers of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated Trustees and their spouses are provided unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the six months ended June 30, 2003, the cost of air transportation for the Trustees was not material to any of the Funds. One Trustee, as a retiree of American, already receives flight benefits. This Trustee receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended.

     At June 30, 2003, the employee benefit plans of AMR Corporation and its subsidiary companies owned 90.9% of the Institutional Class of the S&P 500 Index Fund and 100% of the Institutional Class of both the Small Cap Index and International Equity Index Funds.

  Reimbursement of Expenses

     For the period ended June 30, 2003, the Manager reimbursed expenses totaling $4,631 to the PlanAhead Class of the S&P 500 Index Fund.

3.   CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares of the Funds:

S&P 500 INDEX FUND

                                     FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                           JUNE 30, 2003              DECEMBER 31, 2002
                                    ---------------------------   -------------------------
INSTITUTIONAL CLASS                   SHARES         AMOUNT         SHARES        AMOUNT
-------------------                 -----------   -------------   ----------   ------------
Shares sold.......................   12,508,334   $ 148,837,891    7,200,563   $ 92,333,428
Reinvestment of dividends.........       70,024         817,183      249,102      3,229,100
Shares redeemed...................  (12,869,618)   (154,159,482)  (7,388,124)   (94,764,097)
                                    -----------   -------------   ----------   ------------
Net increase (decrease) in capital
  shares outstanding..............     (291,260)  $  (4,504,408)      61,541   $    798,431
                                    ===========   =============   ==========   ============

                                         FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED
                                              JUNE 30, 2003             DECEMBER 31, 2002
                                         ------------------------   -------------------------
PLANAHEAD CLASS                           SHARES        AMOUNT        SHARES        AMOUNT
---------------                          ---------   ------------   ----------   ------------
Shares sold............................   720,533    $ 8,677,604     1,397,297   $ 19,652,433
Reinvestment of dividends..............     5,797         67,072        22,392        289,205
Shares redeemed........................  (619,604)    (7,243,403)   (1,404,639)   (19,621,383)
                                         --------    -----------    ----------   ------------
Net increase in capital shares
  outstanding..........................   106,726    $ 1,501,273        15,050   $    320,256
                                         ========    ===========    ==========   ============

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

SMALL CAP INDEX FUND

                                           FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED
                                                 JUNE 30, 2003           DECEMBER 31, 2002
                                           -------------------------   ----------------------
INSTITUTIONAL CLASS                          SHARES        AMOUNT       SHARES      AMOUNT
-------------------                        ----------   ------------   --------   -----------
Shares sold..............................  1,252,113    $10,836,533     955,743   $ 9,039,698
Reinvestment of dividends................          0              0      17,853       139,614
Shares redeemed..........................   (274,908)    (2,154,103)   (721,156)   (6,061,590)
                                           ---------    -----------    --------   -----------
Net increase in capital shares
  outstanding............................    977,205    $ 8,682,430     252,440   $ 3,117,722
                                           =========    ===========    ========   ===========

INTERNATIONAL EQUITY INDEX FUND

                                             FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED
                                                   JUNE 30, 2003           DECEMBER 31, 2002
                                             -------------------------   ----------------------
INSTITUTIONAL CLASS                            SHARES        AMOUNT       SHARES      AMOUNT
-------------------                          ----------   ------------   --------   -----------
Shares sold................................    201,532     $1,194,101     775,200   $ 5,087,960
Reinvestment of dividends..................          0              0      12,273        71,181
Shares redeemed............................   (117,874)      (679,099)   (483,575)   (3,055,729)
                                              --------     ----------    --------   -----------
Net increase in capital shares
  outstanding..............................     83,658     $  515,002     303,898   $ 2,103,412
                                              ========     ==========    ========   ===========

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE S&P 500 INDEX FUND

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                    INSTITUTIONAL CLASS
                                          -----------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                       YEAR ENDED DECEMBER 31,
                                           JUNE 30,     ---------------------------------------------------------
                                             2003         2002       2001       2000(B)         1999       1998
                                          -----------   --------   --------     --------      --------   --------
                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD....   $  11.96     $  15.62   $  17.99     $  20.05      $  16.78   $  13.16
                                           --------     --------   --------     --------      --------   --------
INCOME FROM INVESTMENT OPERATIONS:(A)
    Net investment income...............       0.09         0.20       0.20         0.23          0.19       0.16
    Net gains (losses) on securities
      (both realized and unrealized)....       1.29        (3.66)     (2.38)       (2.05)         3.27       3.62
                                           --------     --------   --------     --------      --------   --------
Total from investment operations........       1.38        (3.46)     (2.18)       (1.82)         3.46       3.78
                                           --------     --------   --------     --------      --------   --------
LESS DISTRIBUTIONS:
    Dividends from net investment
      income............................      (0.05)       (0.20)     (0.19)(C)    (0.24)(C)     (0.19)     (0.16)
                                           --------     --------   --------     --------      --------   --------
Total distributions.....................      (0.05)       (0.20)     (0.19)       (0.24)        (0.19)     (0.16)
                                           --------     --------   --------     --------      --------   --------
NET ASSET VALUE, END OF PERIOD..........   $  13.29     $  11.96   $  15.62     $  17.99      $  20.05   $  16.78
                                           ========     ========   ========     ========      ========   ========
TOTAL RETURN............................     11.56%(D)   (22.27%)   (12.12%)      (9.15%)       20.70%     28.87%
RATIOS AND SUPPLEMENTAL DATA:
    Net assets, end of period (in
      thousands)........................   $213,196     $195,368   $254,289     $321,805      $568,645   $100,870
    Ratios to average net assets
      (annualized):(A)
         Net investment income..........      1.64%        1.47%      1.22%        1.09%         1.28%      1.41%
         Expenses.......................      0.12%        0.14%      0.15%        0.16%         0.17%      0.20%
         Decrease reflected in above
           expense ratio due to
           absorption of expenses by
           State Street Bank, BT and AMR
           Investment Services, Inc. ...         --           --         --           --            --      0.06%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the BT Equity 500 Index Portfolio prior to March 1, 2000, and the State Street Equity 500 Index Portfolio thereafter.

(B) On March 1, 2000, the Fund invested all of its investable assets in the State Street Equity 500 Index Portfolio. Prior to March 1, 2000, the Fund invested all of its investable assets in the BT Equity 500 Index Portfolio.

(C) Includes a tax return of capital distribution which amounts to less than $0.01 per share.

(D) Not annualized.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE S&P 500 INDEX FUND

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                         PLANAHEAD CLASS
                             ------------------------------------------------------------------------
                             SIX MONTHS
                                ENDED                YEAR ENDED DECEMBER 31,             MARCH 2, TO
                              JUNE 30,     -------------------------------------------   DECEMBER 31,
                                2003         2002       2001       2000(B)      1999         1998
                             -----------   --------   --------     -------     -------   ------------
                             (UNAUDITED)
NET ASSET VALUE, BEGINNING
  OF PERIOD................    $ 11.85     $  15.49   $  17.99     $ 20.12     $ 16.83     $ 14.27
                               -------     --------   --------     -------     -------     -------
INCOME FROM INVESTMENT
  OPERATIONS:(A)
    Net investment income..       0.07         0.14       0.14        0.13        0.15        0.08
    Net gains (losses) on
      securities (both
      realized and
      unrealized)..........       1.27        (3.64)     (2.39)      (2.00)       3.25        2.56
                               -------     --------   --------     -------     -------     -------
Total from investment
  operations...............       1.34        (3.50)     (2.25)      (1.87)       3.40        2.64
                               -------     --------   --------     -------     -------     -------
LESS DISTRIBUTIONS:
    Dividends from net
      investment income....      (0.03)       (0.14)     (0.25)(C)   (0.26)(C)   (0.11)      (0.08)
                               -------     --------   --------     -------     -------     -------
Total distributions........      (0.03)       (0.14)     (0.25)      (0.26)      (0.11)      (0.08)
                               -------     --------   --------     -------     -------     -------
NET ASSET VALUE, END OF
  PERIOD...................    $ 13.16     $  11.85   $  15.49     $ 17.99     $ 20.12     $ 16.83
                               =======     ========   ========     =======     =======     =======
TOTAL RETURN...............     11.28%(D)   (22.59%)   (12.48%)     (9.38%)     20.24%      18.58%(D)
RATIOS AND SUPPLEMENTAL
  DATA:
    Net assets, end of
      period (in
      thousands)...........    $29,035     $ 24,885   $ 32,284     $ 5,143     $ 6,173     $ 1,963
    Ratios to average net
      assets
      (annualized):(A)
         Net investment
           income..........      1.21%        1.06%      0.89%       0.66%       0.91%       1.04%
         Expenses..........      0.59%        0.55%      0.56%       0.54%       0.55%       0.55%
         Decrease reflected
           in above expense
           ratio due to
           absorption of
           expenses by
           State Street
           Bank, BT and AMR
           Investment
           Services,
           Inc.............      0.03%        0.08%      0.05%       0.16%       0.17%       0.24%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the BT Equity 500 Index Portfolio prior to March 1, 2000, and the State Street Equity 500 Index Portfolio thereafter.

(B) On March 1, 2000, the Fund invested all of its investable assets in the State Street Equity 500 Index Portfolio. Prior to March 1, 2000, the Fund invested all of its investable assets in the BT Equity 500 Index Portfolio.

(C) Includes a tax return of capital distribution which amounted to less than $0.01 per share.

(D) Not annualized.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE SMALL CAP INDEX FUND

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                   INSTITUTIONAL CLASS
                                                     -----------------------------------------------
                                                     SIX MONTHS        YEAR ENDED
                                                        ENDED         DECEMBER 31,       JULY 31 TO
                                                      JUNE 30,     ------------------   DECEMBER 31,
                                                        2003         2002      2001         2000
                                                     -----------   --------   -------   ------------
                                                     (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...............    $  7.70     $   9.79   $  9.69     $ 10.00
                                                       -------     --------   -------     -------
INCOME FROM INVESTMENT OPERATIONS:(A)
    Net investment income..........................       0.02         0.11      0.09        0.05
    Net gains (losses) on securities (both realized
      and unrealized)..............................       1.35        (2.10)     0.11       (0.31)
                                                       -------     --------   -------     -------
Total from investment operations...................       1.37        (1.99)     0.20       (0.26)
                                                       -------     --------   -------     -------
LESS DISTRIBUTIONS:
    Dividends from net investment income...........         --        (0.10)    (0.09)      (0.05)
    Tax return of capital..........................         --           --     (0.01)         --
                                                       -------     --------   -------     -------
Total distributions................................         --        (0.10)    (0.10)      (0.05)
                                                       -------     --------   -------     -------
NET ASSET VALUE, END OF PERIOD.....................    $  9.07     $   7.70   $  9.79     $  9.69
                                                       =======     ========   =======     =======
TOTAL RETURN.......................................     17.79%(B)   (20.37%)    2.07%      (2.59%)(B)
RATIOS AND SUPPLEMENTAL DATA:
    Net assets, end of period (in thousands).......    $22,080     $ 11,227   $11,803     $ 4,120
    Ratios to average net assets (annualized):(A)
         Net investment income.....................      1.01%        1.13%     1.36%       1.61%
         Expenses..................................      0.27%        0.20%     0.19%       0.50%
         Decrease reflected in above expense ratio
           due to absorption of expenses by AMR
           Investment Services, Inc................         --           --        --       0.46%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Master Small Cap Index Series.

(B) Not annualized.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE INTERNATIONAL EQUITY INDEX FUND

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                 INSTITUTIONAL CLASS
                                                   ------------------------------------------------
                                                   SIX MONTHS        YEAR ENDED
                                                      ENDED         DECEMBER 31,        JULY 31 TO
                                                    JUNE 30,     -------------------   DECEMBER 31,
                                                      2003         2002       2001         2000
                                                   -----------   --------   --------   ------------
                                                   (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.............    $ 5.86      $   7.07   $   9.21     $ 10.00
                                                     ------      --------   --------     -------
INCOME FROM INVESTMENT OPERATIONS:(A)
    Net investment income........................      0.11          0.11       0.10        0.02
    Net gains (losses) on securities (both
      realized and unrealized)...................      0.47         (1.23)     (2.12)      (0.72)
                                                     ------      --------   --------     -------
Total from investment operations.................      0.58         (1.12)     (2.02)      (0.70)
                                                     ------      --------   --------     -------
LESS DISTRIBUTIONS:
    Dividends from net investment income.........        --         (0.09)     (0.09)      (0.03)
    Distributions from net realized gain on
      investments................................        --            --         --       (0.05)
    Tax return of capital........................        --            --      (0.03)      (0.01)
                                                     ------      --------   --------     -------
Total distributions..............................        --         (0.09)     (0.12)      (0.09)
                                                     ------      --------   --------     -------
NET ASSET VALUE, END OF PERIOD...................    $ 6.44      $   5.86   $   7.07     $  9.21
                                                     ======      ========   ========     =======
TOTAL RETURN.....................................     9.90%(B)    (15.65%)   (22.14%)     (7.03%)(B)
RATIOS AND SUPPLEMENTAL DATA:
    Net assets, end of period (in thousands).....    $5,932      $  4,912   $  3,773     $ 3,542
    Ratios to average net assets (annualized):(A)
         Net investment income...................     4.14%         1.97%      1.49%       0.63%
         Expenses................................     0.36%         0.25%      0.29%       0.60%
         Decrease reflected in above expense
           ratio due to absorption of expenses by
           AMR Investment Services, Inc..........        --            --         --       1.52%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Master International Index Series.

(B) Not annualized.

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS
June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES       VALUE
                                 ---------   ----------
                                 (DOLLARS IN THOUSANDS)
COMMON STOCKS - 95.7%
CONSUMER DISCRETIONARY - 10.6%
American Greetings Corp. Class
  A............................     14,414   $      283
AOLTime Warner, Inc. ..........  1,085,147       17,460
AutoNation, Inc. (a)...........     68,200        1,072
AutoZone, Inc. (a).............     21,587        1,640
Bed Bath & Beyond, Inc. (a)....     71,714        2,783
Best Buy Co. (a)...............     77,721        3,414
Big Lots, Inc. (a).............     25,438          383
Black & Decker Corp............     18,233          792
Brunswick Corp.................     21,529          539
Carnival Corp..................    151,419        4,923
Centex Corp....................     15,788        1,228
Circuit City Stores-Circuit
  City Group...................     46,839          412
Clear Channel Communications,
  Inc. (a).....................    148,165        6,281
Comcast Corp. (a)..............    542,667       16,378
Cooper Tire & Rubber Co........     16,437          289
Dana Corp......................     33,349          386
Darden Restaurants, Inc. ......     40,010          759
Delphi Corp....................    130,467        1,126
Dillard's, Inc. Class A........     19,253          259
Dollar General Corp............     81,615        1,490
Dow Jones & Co., Inc. .........     19,426          836
Eastman Kodak Co...............     67,837        1,855
eBay, Inc. (a).................     76,580        7,978
Family Dollar Stores, Inc. ....     42,568        1,624
Federated Department Stores,
  Inc. ........................     44,676        1,646
Ford Motor Co..................    439,955        4,835
Fortune Brands, Inc. ..........     35,466        1,851
Gannett Co., Inc. .............     64,838        4,980
Gap, Inc. .....................    214,030        4,015
General Motors Corp............    134,273        4,834
Genuine Parts Co...............     43,093        1,379
Goodyear Tire & Rubber Co......     37,442          197
Harley-Davidson, Inc. .........     73,338        2,923
Harrah's Entertainment, Inc.
  (a)..........................     27,933        1,124
Hasbro, Inc. ..................     41,787          731
Hilton Hotels Corp.............     87,443        1,118
Home Depot, Inc. ..............    554,357       18,360
International Game Technology
  (a)..........................     20,588        2,107
Interpublic Group Cos.,
  Inc. ........................     96,577        1,292
JC Penney & Co., Inc. .........     63,088        1,063
Johnson Controls, Inc. ........     20,998        1,797
Jones Apparel Group, Inc.
  (a)..........................     29,279          857
KB HOME........................     11,631          721
Knight-Ridder, Inc. ...........     20,191        1,392
Kohl's Corp. (a)...............     81,410        4,183
Leggett & Platt, Inc. .........     46,154          946
Limited Brands.................    124,578        1,931

                                  SHARES       VALUE
                                 ---------   ----------
                                 (DOLLARS IN THOUSANDS)
Liz Claiborne, Inc. ...........     26,641   $      939
Lowe's Cos., Inc. .............    188,923        8,114
Marriot International, Inc.
  Class A......................     57,339        2,203
Mattel, Inc. ..................    106,745        2,020
May Department Stores Co.......     69,167        1,540
Maytag Corp....................     17,129          418
McDonald's Corp................    307,053        6,774
McGraw-Hill, Inc. .............     46,413        2,878
Meredith Corp..................     11,147          490
New York Times Co. Class A.....     36,145        1,645
Newell Rubbermaid, Inc. .......     64,821        1,815
NIKE, Inc. Class B.............     64,013        3,424
Nordstrom, Inc. ...............     30,138          588
Office Depot, Inc. (a).........     74,470        1,081
Omnicom Group, Inc. ...........     45,017        3,228
Pulte Homes, Inc. .............     14,718          908
Radioshack Corp................     39,053        1,027
Reebok International, Ltd.
  (a)..........................     13,071          440
Sears Roebuck & Co.............     75,354        2,535
Sherwin-Williams Co............     35,070          943
Snap-On, Inc. .................     12,948          376
Stanley Works..................     20,532          567
Staples, Inc. (a)..............    117,450        2,155
Starbucks Corp. (a)............     94,626        2,320
Starwood Hotels & Resorts
  Worldwide, Inc. Class B......     49,012        1,401
Target Corp....................    219,857        8,319
Tiffany & Co...................     36,268        1,185
TJX Cos., Inc. ................    125,013        2,355
Toys "R" Us, Inc. (a)..........     51,369          623
Tribune Co.....................     73,755        3,562
Tupperware Corp................     13,036          187
Univision Communications, Inc.
Class A (a)....................     54,918        1,670
V.F. Corp......................     25,188          858
Viacom, Inc. Class B (a).......    424,789       18,546
Visteon Corp...................     29,453          202
Walt Disney Co.................    493,673        9,750
Wendy's International, Inc. ...     26,767          775
Whirlpool Corp.................     17,066        1,087
Yum! Brands, Inc. (a)..........     72,522        2,144
                                             ----------
                                                239,564
                                             ----------

CONSUMER STAPLES - 11.2%
Adolph Coors Co. Class B.......      8,444          414
Alberto Culver Co. Class B.....     13,639          697
Albertson's, Inc. .............     92,013        1,767
Altria Group, Inc. ............    488,564       22,200
Anheuser-Busch Cos., Inc. .....    201,367       10,280
Archer-Daniels-Midland Co......    156,867        2,019
Avon Products, Inc. ...........     56,374        3,506
Brown-Forman Corp. Class B.....     14,141        1,112
Campbell Soup Co...............     98,283        2,408

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES       VALUE
                                 ---------   ----------
                                 (DOLLARS IN THOUSANDS)
Clorox Co......................     53,710   $    2,291
Coca-Cola Co...................    594,335       27,583
Coca-Cola Enterprises, Inc. ...    109,100        1,980
Colgate-Palmolive Co...........    130,235        7,547
ConAgra Foods, Inc. ...........    130,846        3,088
Costco Wholesale Corp. (a).....    110,151        4,032
CVS Corp.......................     94,092        2,637
General Mills, Inc. ...........     89,164        4,227
Gillette Co....................    246,444        7,852
H.J. Heinz Co..................     84,220        2,778
Hershey Foods Corp.............     32,904        2,292
Kellogg Co.....................     98,829        3,397
Kimberly-Clark Corp............    123,164        6,422
Kroger Co. (a).................    186,122        3,105
McCormick & Co., Inc. .........     32,700          889
Pepsi Bottling Group, Inc. ....     69,153        1,384
PepsiCo, Inc. .................    416,610       18,539
Procter & Gamble Co............    312,411       27,861
R.J. Reynolds Tobacco Holdings,
  Inc. ........................     20,840          775
Safeway, Inc. (a)..............    105,693        2,162
Sara Lee Corp..................    189,317        3,561
SuperValu, Inc. ...............     32,260          688
SYSCO Corp.....................    156,681        4,707
USTCorp........................     41,647        1,459
Wal-Mart Stores, Inc. .........  1,056,628       56,709
Walgreen Co....................    248,010        7,465
Winn-Dixie Stores, Inc. .......     31,710          390
Wrigley Wm., Jr. Co............     54,616        3,071
                                             ----------
                                                253,294
                                             ----------

ENERGY - 5.5%
Amerada Hess Corp..............     22,302        1,097
Anadarko Petroleum Corp........     60,554        2,693
Apache Corp....................     38,265        2,489
Ashland, Inc. .................     15,580          478
Baker Hughes, Inc. ............     80,080        2,688
BJ Services Co. (a)............     38,855        1,452
Burlington Resources, Inc. ....     48,928        2,645
ChevronTexaco Corp.............    257,647       18,602
Conocophillips.................    163,641        8,967
Devon Energy Corp..............     55,861        2,983
EOG Resources, Inc. ...........     27,384        1,146
ExxonMobil Corp................  1,611,702       57,876
Halliburton Co.................    104,586        2,405
Kerr-McGee Corp................     23,736        1,063
Marathon Oil Corp..............     76,734        2,022
Nabors Industries, Ltd. (a)....     35,515        1,405
Noble Corp. (a)................     31,623        1,085
Occidental Petroleum Corp......     92,123        3,091
Rowan Cos., Inc. ..............     21,239          476
Schlumberger, Ltd..............    140,507        6,684
Sunoco, Inc. ..................     19,228          726
Transocean, Inc. ..............     75,995        1,670

                                  SHARES       VALUE
                                 ---------   ----------
                                 (DOLLARS IN THOUSANDS)
Unocal Corp....................     63,488   $    1,821
                                             ----------
                                                125,564
                                             ----------

FINANCIALS - 19.6%
ACE, Ltd.......................     62,955        2,159
AFLAC, Inc. ...................    124,716        3,835
Allstate Corp..................    169,807        6,054
Ambac Financial Group, Inc. ...     25,047        1,659
American Express Co............    312,973       13,085
American International Group,
  Inc. ........................    628,583       34,685
AmSouth Bancorp................     86,919        1,898
AON Corp.......................     76,223        1,835
Apartment Investment &
  Management Co. Class A.......     21,900          758
Bank of America Corp...........    362,178       28,623
Bank of New York Co., Inc. ....    186,079        5,350
Bank One Corp..................    275,662       10,249
BB&TCorp.......................    113,818        3,904
Bear Stearns Cos., Inc. .......     23,799        1,724
Capital One Financial Corp.....     54,615        2,686
Charles Schwab Corp............    327,493        3,304
Charter One Financial, Inc. ...     55,117        1,719
Chubb Corp.....................     44,639        2,678
Cincinnati Financial Corp......     39,667        1,471
Citigroup, Inc. ...............  1,242,171       53,165
Comerica, Inc. ................     42,832        1,992
Countrywide Credit Industries,
  Inc. ........................     30,972        2,155
Equity Office Properties
  Trust........................    100,441        2,713
Equity Residential.............     65,907        1,710
Fannie Mae.....................    236,429       15,945
Federal Home Loan Mortgage
  Corp.........................    165,846        8,420
Federated Investors, Inc. Class
  B............................     24,900          683
Fifth Third Bancorp............    138,300        7,930
First Tennessee National
  Corp.........................     31,017        1,362
FleetBoston Financial Corp.....    254,085        7,549
Franklin Resources, Inc. ......     62,944        2,459
Golden West Financial Corp.....     37,411        2,993
Goldman Sachs Group, Inc. .....    114,100        9,556
Hartford Financial Services
  Group, Inc. .................     66,988        3,374
Huntington Bancshares, Inc. ...     56,454        1,102
J.P. Morgan Chase & Co.........    490,114       16,752
Janus Capital Group, Inc. .....     57,319          940
Jefferson-Pilot Corp...........     34,460        1,429
John Hancock Financial
  Services, Inc. ..............     68,478        2,104
KeyCorp........................    101,009        2,553
Lehman Brothers Holdings,
  Inc. ........................     58,618        3,897
Lincoln National Corp..........     42,431        1,512
Loews Corp.....................     44,414        2,100
Marsh & McLennan Cos., Inc. ...    128,536        6,564

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES       VALUE
                                 ---------   ----------
                                 (DOLLARS IN THOUSANDS)
Marshall & Ilsley Corp.........     54,692   $    1,673
MBIA, Inc. ....................     34,758        1,695
MBNACorp.......................    305,902        6,375
Mellon Financial Corp..........    105,123        2,917
Merrill Lynch & Co., Inc. .....    224,127       10,462
MetLife, Inc. .................    183,407        5,194
MGIC Investment Corp...........     24,062        1,122
Moody's Corp...................     35,965        1,896
Morgan Stanley.................    261,643       11,185
National City Corp.............    146,591        4,795
North Fork Bancorp, Inc. ......     37,990        1,294
Northern Trust Corp............     54,140        2,263
Plum Creek Timber Co., Inc. ...     46,180        1,198
PNC Financial Services Group,
  Inc. ........................     68,847        3,360
Principal Financial Group,
  Inc. ........................     78,950        2,546
Progressive Corp...............     52,747        3,856
Providian Financial Corp.
  (a)..........................     69,973          648
Prudential Financial, Inc. ....    135,700        4,566
Regions Financial Corp.........     52,489        1,773
SAFECO Corp....................     33,364        1,177
Simon Property Group, Inc. ....     44,563        1,739
SLM Corp.......................    111,342        4,361
SouthTrust Corp................     82,779        2,252
St. Paul Cos., Inc. ...........     55,428        2,024
State Street Corp. (Note 4)....     80,925        3,188
SunTrust Banks, Inc. ..........     68,272        4,051
Synovus Financial Corp.........     71,104        1,529
T. Rowe Price Group, Inc. .....     31,490        1,189
Torchmark Corp.................     27,576        1,027
Travelers Property Casualty
  Corp. Class B................    243,056        3,833
U.S. Bancorp...................    463,261       11,350
Union Planters Corp............     47,944        1,488
UnumProvident Corp.............     70,435          945
Wachovia Corp..................    324,626       12,972
Washington Mutual, Inc. .......    224,513        9,272
Wells Fargo Co.................    404,211       20,372
XLCapital, Ltd. Class A........     32,532        2,700
Zions Bancorp..................     23,319        1,180
                                             ----------
                                                444,102
                                             ----------

HEALTH CARE - 14.2%
Abbott Laboratories............    377,267       16,509
Aetna, Inc. ...................     36,632        2,205
Allergan, Inc. ................     31,691        2,443
AmerisourceBergen Corp.........     27,016        1,874
Amgen, Inc. (a)................    303,875       20,354
Anthem, Inc. (a)...............     33,900        2,615
Applera Corp. - Applied
  Biosystems Group.............     52,567        1,000
Bausch & Lomb, Inc. ...........     11,925          447
Baxter International, Inc. ....    144,526        3,758
Becton, Dickinson & Co.........     62,029        2,410

                                  SHARES       VALUE
                                 ---------   ----------
                                 (DOLLARS IN THOUSANDS)
Biogen, Inc. (a)...............     35,094   $    1,334
Biomet, Inc. ..................     61,841        1,772
Boston Scientific Corp. (a)....     98,948        6,046
Bristol-Myers Squibb Co........    467,717       12,699
C.R. Bard, Inc. ...............     12,397          884
Cardinal Health, Inc. .........    108,266        6,962
Chiron Corp. (a)...............     45,744        2,000
CIGNACorp......................     33,989        1,595
Eli Lilly & Co.................    271,097       18,698
Forest Laboratories, Inc.
  (a)..........................     87,706        4,802
Genzyme Corp. (a)..............     52,305        2,186
Guidant Corp...................     73,464        3,261
HCA, Inc. .....................    123,759        3,965
Health Management Associates,
  Inc. Class A.................     55,698        1,028
Humana, Inc. (a)...............     38,225          577
IMS Health, Inc. ..............     59,681        1,074
Johnson & Johnson..............    715,746       37,004
King Pharmaceuticals, Inc.
  (a)..........................     56,832          839
Manor Care, Inc. (a)...........     23,151          579
McKesson Corp..................     69,231        2,474
MedImmune, Inc. (a)............     59,965        2,181
Medtronic, Inc. ...............    294,402       14,122
Merck & Co., Inc. .............    541,203       32,770
Millipore Corp.................     11,728          520
Pfizer, Inc. ..................  1,905,074       65,058
Quest Diagnostics, Inc. (a)....     25,200        1,608
Quintiles Transnational Corp.
  (a)..........................     26,218          372
Schering-Plough Corp...........    354,424        6,592
St. Jude Medical, Inc. (a).....     43,197        2,484
Stryker Corp...................     48,004        3,330
Tenet Healthcare Corp. (a).....    111,809        1,303
UnitedHealth Group, Inc. ......    142,984        7,185
Watson Pharmaceuticals, Inc.
  (a)..........................     27,003        1,090
WellPoint Health Networks, Inc.
  (a)..........................     36,089        3,042
Wyeth..........................    319,931       14,573
Zimmer Holdings, Inc. (a)......     47,920        2,159
                                             ----------
                                                321,783
                                             ----------

INDUSTRIALS - 10.0%
3M Co..........................     94,342       12,168
Allied Waste Industries, Inc.
  (a)..........................     55,167          554
American Power Conversion Corp.
  (a)..........................     47,767          745
American Standard Cos., Inc.
  (a)..........................     17,907        1,324
Apollo Group, Inc. (a).........     41,775        2,580
Avery Dennison Corp............     26,670        1,339
Boeing Co......................    202,845        6,962
Burlington Northern Santa Fe
  Corp.........................     91,250        2,595

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES       VALUE
                                 ---------   ----------
                                 (DOLLARS IN THOUSANDS)
Caterpillar, Inc. .............     83,085   $    4,625
Cendant Corp. (a)..............    247,222        4,529
Cintas Corp....................     41,582        1,474
Cooper Industries, Ltd.........     23,421          967
Crane Co.......................     13,402          303
CSX Corp.......................     51,524        1,550
Cummins, Inc. .................      9,173          329
Danaher Corp...................     37,013        2,519
Deere & Co.....................     58,441        2,671
Delta Air Lines, Inc. .........     27,793          408
Deluxe Corp....................     15,220          682
Dover Corp.....................     47,813        1,433
Eaton Corp.....................     17,439        1,371
Emerson Electric Co............    100,835        5,153
Equifax, Inc. .................     32,469          844
FedEx Corp.....................     71,546        4,438
Fluor Corp.....................     20,406          687
General Dynamics Corp..........     48,706        3,531
General Electric Co............  2,411,623       69,165
Goodrich Co....................     26,755          562
H&R Block, Inc. ...............     42,910        1,856
Honeywell International,
  Inc. ........................    207,042        5,559
Illinois Tool Works, Inc. .....     73,664        4,851
Ingersoll-Rand Co. Class A.....     39,950        1,890
ITTIndustries, Inc. ...........     22,102        1,447
Lockheed Martin Corp...........    109,171        5,193
Masco Corp.....................    114,974        2,742
McDermott International, Inc.
  (a)..........................     13,841           88
Monster Worldwide, Inc. (a)....     26,292          519
Navistar International Corp.
  (a)..........................     17,880          583
Norfolk Southern Corp..........     94,361        1,812
Northrop Grumman Corp..........     44,039        3,800
PACCAR, Inc. ..................     28,247        1,904
Pall Corp......................     31,474          708
Parker-Hannifin Corp...........     29,223        1,227
Pitney Bowes, Inc. ............     56,639        2,176
Power-One, Inc. (a)............     17,400          124
R.R. Donnelley & Sons Co.......     26,460          692
Raytheon Co....................     98,914        3,248
Robert Half International, Inc.
  (a)..........................     39,414          747
Rockwell Automation, Inc. .....     43,920        1,047
Rockwell Collins, Inc. ........     41,219        1,015
Ryder Systems, Inc. ...........     15,680          402
Southwest Airlines Co..........    185,540        3,191
Textron, Inc. .................     31,875        1,244
Thomas & Betts Corp. (a).......     13,042          188
Tyco International, Ltd........    482,748        9,163
Union Pacific Corp.............     61,440        3,565
United Parcel Service, Inc.
  Class B......................    271,200       17,275
United Technologies Corp.......    112,557        7,972
W.W. Grainger, Inc. ...........     21,309          996

                                  SHARES       VALUE
                                 ---------   ----------
                                 (DOLLARS IN THOUSANDS)
Waste Management, Inc. ........    144,179   $    3,473
                                             ----------
                                                226,205
                                             ----------

INFORMATION TECHNOLOGY - 15.5%
ADC Telecommunications, Inc.
  (a)..........................    175,727          409
Adobe Systems, Inc. ...........     56,671        1,817
Advanced Micro Devices, Inc.
  (a)..........................     77,484          497
Agilent Technologies, Inc.
  (a)..........................    113,727        2,223
Altera Corp. (a)...............     94,278        1,546
Analog Devices, Inc. (a).......     88,161        3,070
Andrew Corp. (a)...............     22,127          204
Apple Computer, Inc. (a).......     86,246        1,649
Applied Materials, Inc. (a)....    399,961        6,343
Applied Micro Circuits Corp.
  (a)..........................     67,542          409
Autodesk, Inc. ................     24,415          395
Automatic Data Processing,
  Inc. ........................    143,638        4,864
Avaya, Inc. (a)................     89,315          577
BMC Software, Inc. (a).........     54,836          895
Broadcom Corp. (a).............     67,546        1,683
CIENACorp. (a).................    113,688          590
Cisco Systems, Inc. (a)........  1,693,559       28,096
Citrix Systems, Inc. (a).......     41,653          848
Computer Associates
  International, Inc. .........    139,444        3,107
Computer Sciences Corp. (a)....     44,982        1,715
Compuware Corp. (a)............     85,557          494
Comverse Technology, Inc. (a)..     45,438          683
Concord EFS, Inc. (a)..........    121,140        1,783
Convergys Corp. (a)............     39,505          632
Corning, Inc. (a)..............    305,485        2,258
Dell Computer Corp. (a)........    622,091       19,882
Electronic Arts, Inc. (a)......     34,650        2,564
Electronic Data Systems
  Corp.........................    116,186        2,492
EMC Corp. (a)..................    527,041        5,518
First Data Corp................    182,002        7,542
Fiserv, Inc. (a)...............     45,547        1,622
Gateway, Inc. (a)..............     72,665          265
Hewlett-Packard Co.............    736,519       15,688
Intel Corp.....................  1,576,603       32,768
International Business Machines
  Corp.........................    416,918       34,396
Intuit, Inc. (a)...............     49,851        2,220
Jabil Circuit, Inc. (a)........     49,813        1,101
JDS Uniphase Corp. (a).........    345,119        1,211
KLATencor Corp. (a)............     45,464        2,114
Lexmark International Group,
  Inc. Class A (a).............     30,802        2,180
Linear Technology Corp.........     74,975        2,415
LSI Logic Corp. (a)............     84,235          596
Lucent Technologies, Inc. .....    991,072        2,012

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES       VALUE
                                 ---------   ----------
                                 (DOLLARS IN THOUSANDS)
Maxim Integrated Products,
  Inc. ........................     78,356   $    2,679
Mercury Interactive Corp.
  (a)..........................     21,548          832
Micron Technology, Inc. (a)....    145,732        1,695
Microsoft Corp.................  2,590,604       66,345
Molex, Inc. ...................     46,210        1,247
Motorola, Inc. ................    558,798        5,269
National Semiconductor Corp.
  (a)..........................     45,609          899
NCR Corp. (a)..................     21,792          558
Network Appliance, Inc. (a)....     82,567        1,338
Novell, Inc. (a)...............     81,042          250
Novellus Systems, Inc. (a).....     36,169        1,325
NVIDIACorp. (a)................     36,951          850
Oracle Corp. (a)...............  1,271,438       15,283
Parametric Technology Corp.
  (a)..........................     59,341          181
Paychex, Inc. .................     90,127        2,642
PeopleSoft, Inc. (a)...........     74,923        1,318
PerkinElmer, Inc. .............     29,357          405
PMC-Sierra, Inc. (a)...........     37,024          434
QLogic Corp. (a)...............     22,845        1,104
QUALCOMM, Inc. ................    190,439        6,808
Sabre Holdings Corp. Class A...     33,324          821
Sanmina-SCI Corp. (a)..........    118,958          751
Scientific-Atlanta, Inc. ......     36,768          877
Siebel Systems, Inc. (a).......    117,158        1,118
Solectron Corp. (a)............    200,214          749
Sun Microsystems, Inc. (a).....    774,388        3,562
SunGard Data Systems, Inc.
  (a)..........................     67,750        1,755
Symantec Corp. (a).............     36,300        1,592
Symbol Technologies, Inc. .....     55,585          723
Tektronix, Inc. (a)............     21,029          454
Tellabs, Inc. (a)..............     99,475          654
Teradyne, Inc. (a).............     44,592          772
Texas Instruments, Inc. .......    418,703        7,369
Thermo Electron Corp. (a)......     39,029          820
Unisys Corp. (a)...............     76,279          937
VERITAS Software Corp. (a).....     99,983        2,866
Waters Corp. (a)...............     29,757          867
Xerox Corp. (a)................    188,542        1,997
Xilinx, Inc. (a)...............     82,704        2,093
Yahoo!, Inc. (a)...............    145,593        4,770
                                             ----------
                                                350,382
                                             ----------

MATERIALS - 2.5%
Air Products & Chemicals,
  Inc. ........................     54,389        2,263
Alcoa, Inc. ...................    202,446        5,162
Allegheny Technologies,
  Inc. ........................     17,729          117
Ball Corp......................     13,385          609
Bemis Co., Inc. ...............     11,864          555
Boise Cascade Corp.............     12,419          297
Dow Chemical Co................    220,899        6,839
E.I. Du Pont de Nemours & Co...    240,439       10,012
Eastman Chemical Co............     17,362          550

                                  SHARES       VALUE
                                 ---------   ----------
                                 (DOLLARS IN THOUSANDS)
Ecolab, Inc. ..................     63,726   $    1,631
Engelhard Corp.................     29,430          729
Freeport-McMoRan Copper &
Gold, Inc. Class B.............     35,114          860
Georgia-Pacific Group..........     58,140        1,102
Great Lakes Chemical Corp......     10,803          220
Hercules, Inc. (a).............     24,298          241
International Flavors &
  Fragrances, Inc. ............     21,504          687
International Paper Co.........    115,656        4,132
Louisiana Pacific Corp. (a)....     23,459          253
MeadWestvaco Corp..............     49,588        1,225
Monsanto Co....................     60,946        1,319
Newmont Mining Corp............     97,942        3,179
Nucor Corp.....................     20,202          987
Pactiv Corp. (a)...............     35,864          707
Phelps Dodge Corp. (a).........     20,605          790
PPG Industries, Inc. ..........     41,090        2,085
Praxair, Inc. .................     38,410        2,308
Rohm & Haas Co.................     53,796        1,669
Sealed Air Corp. (a)...........     21,136        1,007
Sigma Aldrich Corp.............     17,193          932
Temple-Inland, Inc. ...........     14,314          614
United States Steel Corp.......     22,902          375
Vulcan Materials Co............     26,296          975
Weyerhaeuser Co................     52,424        2,831
Worthington Industries,
  Inc. ........................     19,229          258
                                             ----------
                                                 57,520
                                             ----------

TELECOMMUNICATION
  SERVICES - 3.7%
ALLTELCorp.....................     75,298        3,631
AT&TCorp.......................    187,747        3,614
AT&TWireless Services, Inc.
  (a)..........................    653,638        5,366
BellSouth Corp.................    445,828       11,873
CenturyTel, Inc. ..............     33,608        1,171
Citizens Communications Co.
  (a)..........................     68,377          881
Nextel Communications, Inc.
Class A (a)....................    248,236        4,488
Qwest Communications
  International, Inc. (a)......    402,622        1,925
SBC Communications, Inc. ......    800,704       20,458
Sprint Corp. (Fon Group).......    218,284        3,143
Sprint Corp. (PCS Group) (a)...    246,178        1,416
Verizon Communications,
  Inc. ........................    663,598       26,179
                                             ----------
                                                 84,145
                                             ----------

UTILITIES - 2.9%
AES Corp. (a)..................    147,814          939
Allegheny Energy, Inc. ........     28,099          237
Ameren Corp....................     38,242        1,686
American Electric Power Co.,
  Inc. ........................     95,354        2,844

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES       VALUE
                                 ---------   ----------
                                 (DOLLARS IN THOUSANDS)
Calpine Corp. (a)..............     91,952   $      607
CenterPoint Energy, Inc. ......     68,593          559
Cinergy Corp...................     42,458        1,562
CMS Energy Corp................     29,705          241
Consolidated Edison, Inc. .....     53,922        2,334
Constellation Energy Group,
  Inc. ........................     38,803        1,331
Dominion Resources, Inc. ......     74,987        4,819
DTE Energy Co..................     41,046        1,586
Duke Energy Corp...............    216,077        4,311
Dynegy, Inc. Class A...........     82,030          344
Edison International (a).......     80,762        1,327
El Paso Corp...................    153,494        1,240
Entergy Corp...................     54,143        2,858
Exelon Corp....................     77,989        4,664
FirstEnergy Corp...............     71,312        2,742
FPLGroup, Inc. ................     44,489        2,974
KeySpan Corp...................     38,606        1,369
Kinder Morgan, Inc. ...........     29,838        1,631
Mirant Corp. (a)...............     95,088          276
NICOR, Inc. ...................     10,113          375
NiSource, Inc. ................     65,367        1,242
Peoples Energy Corp............      7,631          327
PG&E Corp. (a).................    100,623        2,128
Pinnacle West Capital Corp.....     21,081          789
PPLCorp........................     40,668        1,749
Progress Energy, Inc. .........     58,008        2,547
Public Service Enterprise
  Group, Inc. .................     54,522        2,304
Sempra Energy..................     50,589        1,443
Southern Co....................    174,158        5,427
TECO Energy, Inc. .............     41,176          494
TXU Corp.......................     75,948        1,705
Williams Cos., Inc. ...........    124,937          987
Xcel Energy, Inc. .............     93,397        1,405
                                             ----------
                                                 65,403
                                             ----------
    TOTAL COMMON STOCKS (COST
      $2,143,116,851)..........               2,167,962
                                             ----------
                                    PAR
                                  AMOUNT       VALUE
                                 ---------   ----------
                                 (DOLLARS IN THOUSANDS)
GOVERNMENT AND AGENCY SECURITIES - 0.3%
United States Treasury Bills
  0.90% due 09/11/03 (b)(c)....  $   5,910   $    5,900
                                             ----------
    TOTAL GOVERNMENT AND AGENCY
      SECURITIES (COST
      $5,899,362)..............                   5,900
                                             ----------

                                   SHARES
                                 ----------
                                    (IN
                                 THOUSANDS)
SHORT TERM INVESTMENTS - 6.0%
AIM Short Term Investment Prime
  Portfolio....................     81,577        81,577
Federated Money Market
  Obligations Trust............      6,560         6,560
State Street Navigator
  Securities Lending Prime
  Portfolio (d) (Note 4).......     47,883        47,883
                                              ----------
TOTAL SHORT TERM INVESTMENTS
  (COST $136,020,299)......................      136,020
                                              ----------
TOTAL INVESTMENTS - 102.0%
  (IDENTIFIED COST $2,285,036,512).........   $2,309,882
                                              ----------
OTHER ASSETS AND LIABILITIES NET -
  (2.0)%...................................      (45,214)
                                              ----------
NET ASSETS - 100%..........................   $2,264,668
                                              ==========

SCHEDULE OF FUTURES CONTRACTS

                                NUMBER OF    UNREALIZED
                                CONTRACTS   DEPRECIATION
                                ---------   ------------
                                 (DOLLARS IN THOUSANDS)
S&P500 Financial Futures
  Contracts (long)Expiration
  date 09/2003................     392         $2,358
                                               ------
Total unrealized depreciation
  on open futures contracts
  purchased...................                 $2,358
                                               ======

---------------

(a) Non-income producing security.

(b) Held as collateral in connection with futures contracts purchased by the Portfolio.

(c) Rate represents annualized yield at date of purchase.

(d) Security represents investment made with cash collateral received from securities loaned.

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (unaudited)
--------------------------------------------------------------------------------
(amounts in thousands)

ASSETS:
    Unaffiliated investments at market (identified cost
     $2,234,463) -- including $46,643 of securities loaned
     (Note 2)...............................................  $2,258,811
    Affiliated investments at market (identified cost
     $50,574) (Note 4)......................................      51,071
    Receivables:
        Dividends and interest..............................       2,753
                                                              ----------
        TOTAL ASSETS........................................   2,312,635
                                                              ----------
LIABILITIES:
    Payables:
        Due upon return of securities loaned................      47,883
        Management fees (Note 4)............................          84
                                                              ----------
        TOTAL LIABILITIES...................................      47,967
                                                              ----------
NET ASSETS..................................................  $2,264,668
                                                              ==========
COMPOSITION OF NET ASSETS
    Paid-in capital.........................................  $2,242,181
    Net unrealized appreciation on investments and futures
     contracts..............................................      22,487
                                                              ----------
NET ASSETS..................................................  $2,264,668
                                                              ==========

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2003 (unaudited)
--------------------------------------------------------------------------------
(amounts in thousands)

INVESTMENT INCOME:
    Dividends...............................................              $  17,652
    Interest................................................                    428
    Security lending income.................................                     47
                                                                          ---------
        TOTAL INVESTMENT INCOME.............................                 18,127
EXPENSES:
    Management fees (Note 4)................................  $     460
                                                              ---------
        TOTAL EXPENSES......................................                    460
                                                                          ---------
NET INVESTMENT INCOME.......................................                 17,667
                                                                          ---------
REALIZED AND UNREALIZED GAIN (LOSS)
    Net realized gain (loss) on:
        Investments.........................................    (87,027)
        Futures contracts...................................     10,399
                                                              ---------
                                                                            (76,628)
                                                                          ---------
    Net change in unrealized appreciation (depreciation) on:
        Investments.........................................    297,207*
        Futures contracts...................................     (1,542)
                                                              ---------
                                                                            295,665
                                                                          ---------
Net realized and unrealized gain............................                219,037
                                                                          ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........              $ 236,704
                                                                          =========

---------------

*   Excludes unrealized depreciation of $1,680 on contributed securities.

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    FOR THE YEAR
                                                     FOR THE SIX       ENDED
                                                    MONTHS ENDED    DECEMBER 31,
                                                    JUNE 30, 2003       2002
                                                    -------------   ------------
                                                     (UNAUDITED)
                                                       (AMOUNTS IN THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
    Net investment income.........................   $   17,667      $   34,956
    Net realized loss on investments, futures
      contracts, and withdrawals in-kind..........      (76,628)        (70,428)
    Net change in unrealized appreciation
      (depreciation)..............................      295,665        (532,213)
                                                     ----------      ----------
    NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS...................      236,704        (567,685)
                                                     ----------      ----------
CAPITAL TRANSACTIONS:
    Proceeds from contributions...................      308,450         557,561
    Contributions in-kind.........................       19,659          41,343
    Fair value of withdrawals.....................     (292,693)       (520,988)
    Withdrawals in-kind...........................           --        (209,981)
                                                     ----------      ----------
    NET INCREASE (DECREASE) IN NET ASSETS FROM
      CAPITAL TRANSACTIONS........................       35,416        (132,065)
                                                     ----------      ----------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS.......      272,120        (699,750)
NET ASSETS:
    Beginning of period...........................    1,992,548       2,692,298
                                                     ----------      ----------
    END OF PERIOD.................................   $2,264,668      $1,992,548
                                                     ==========      ==========

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The following table includes selected supplemental data and ratios to average net assets:

                                                    FOR THE SIX
                                                       MONTHS                                       PERIOD
                                                       ENDED        YEAR ENDED     YEAR ENDED       ENDED
                                                      JUNE 30,     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2003           2002           2001          2000*
                                                    ------------   ------------   ------------   ------------
                                                    (UNAUDITED)
SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of period (in thousands)......   $2,264,668     $1,992,548     $2,692,298     $2,957,271
    Ratios to average net assets:
         Operating expenses.......................       0.045%+        0.045%         0.045%         0.045%+
         Net investment income....................        1.73%+         1.57%          1.34%          1.14%+
    Portfolio turnover rate**.....................           9%++          13%            14%            18%+
    Total return(a)...............................       11.75%++      (22.16%)       (11.94%)       (2.41%)++

---------------

*   The Portfolio commenced operations on March 1, 2000.

**  The Portfolio turnover rate excludes in-kind security transactions.

+   Annualized.

++  Not Annualized.

(a) Results represent past performance and are not indicative of future results.

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

1.   ORGANIZATION

     The State Street Master Funds (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises seven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI(R) EAFE(R) Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At June 30, 2003, only the Portfolio and State Street MSCI(R) EAFE(R) Index Portfolio had commenced operations. Pursuant to the Trust's Declaration of Trust, the Board of Trustees may issue an unlimited number of non-transferable beneficial interests.

     The Portfolio's investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P500 Index"). The Portfolio uses a passive management strategy designed to track the performance of the S&P500 Index. The S&P500 Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

  Security Valuation

     The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

  Securities Transactions and Investment Income

     Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

     All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

  Federal Income Taxes

     The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

  Futures

     The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P500 Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures con- tracts in accordance with Securities and Exchange Commission (the "SEC") requirements.

     The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

  Securities Lending

     The Trust, on behalf of the Portfolio, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government securities or irrevocable lines of credit in an amount at least equal to 102% of the market value of domes- tic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street. For the six months ended June 30, 2003, the earned income for the Portfolio and State Street was $46,723 and $15,574, respectively.

     The primary risk associated with securities lending is that if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At June 30, 2003, the value of the securities loaned amounted to $46,642,751. The loans were collateralized with cash of $47,883,163, which the Portfolio then invested in the State Street Navigator Securities Lending Prime Portfolio (the "Prime Portfolio"), an affiliated investment company.

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

3.   SECURITIES TRANSACTIONS

     For the period ended June 30, 2003, purchases and sales of investment securities, excluding short-term investments, futures contracts, and in-kind contributions and withdrawals, aggregated to $191,416,948 and $181,101,312, respectively The aggregate value of in-kind contributions and withdrawals were $19,659,189 and $0, respectively.

     At June 30, 2003, the cost of investments on a book basis was $2,285,036,512. The aggregate gross unrealized appreciation and gross unrealized depreciation was $332,790,014 and $307,944,587, respectively, for all securities as computed on a book basis.

4.   RELATED PARTY FEES AND TRANSACTIONS

     The Portfolio has entered into an investment advisory agreement with SSgAFunds Management, Inc. ("SSgA"), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal and audit expenses), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets.

     Certain investments made by the Portfolio represent securities affiliated with State Street and SSgA. Investments made with cash collateral received from securities loaned were used to purchase shares of the Prime Portfolio, which is offered by State Street and advised by SSgA. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P500 Index. The market value of each of these investments at June 30, 2003 is listed in the Portfolio of Investments.

     During the period, the Portfolio had investment transactions executed through State Street Global Markets LLC. For the period ended June 30, 2003, the Portfolio paid brokerage commissions to State Street Global Markets LLC, of $265,675.

--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

SCHEDULE OF INVESTMENTS
June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                SHARES        VALUE
                              ----------   ------------
COMMON STOCKS
Advertising Agencies - 0.5%
+ADVO Systems, Inc. ........       5,890   $    261,516
+aQuantive, Inc. ...........      12,800        134,400
+Catalina Marketing
  Corporation...............      10,400        183,560
+Cross Media Marketing
  Corporation...............       1,000            250
 Grey Global Group Inc. ....         236        182,311
+R.H. Donnelley
  Corporation...............       5,833        212,730
+ValueClick, Inc. ..........      21,600        130,248
                                           ------------
                                              1,105,015
                                           ------------

Advertising/Marketing Services - 0.0%
+Digital Generation Systems,
  Inc. .....................       3,600          6,948
+FindWhat.com...............       3,900         74,529
                                           ------------
                                                 81,477
                                           ------------

Aerospace - 0.4%
 Curtiss-Wright
   Corporation..............       2,767        174,874
+Ducommun Incorporated......       2,000         28,200
 HEICO Corporation (Class
   A).......................       2,726         33,257
+Integrated Defense
  Technologies, Inc. .......       1,800         27,918
+Moog Inc. (Class A)........       4,506        156,584
+Orbital Sciences
  Corporation...............      15,335        111,946
+Teledyne Technologies
  Incorporated..............       9,334        122,275
 United Industrial
   Corporation..............       3,000         48,900
                                           ------------
                                                703,954
                                           ------------

Aerospace & Defense - 0.1%
 Applied Signal Technology,
   Inc. ....................       3,500         60,270
+KVH Industries, Inc. ......       3,500         86,170
                                           ------------
                                                146,440
                                           ------------

Agricultural Commodities/Milling - 0.0%
+Darling International
  Inc. .....................      10,500         25,200
                                           ------------
Agriculture Fishing & Ranching - 0.1%
 Alico, Inc. ...............         900         22,221
 Delta and Pine Land
   Company..................      11,078        243,494
+Seminis, Inc. (Class A)....       8,200         30,176
+Virbac Corporation.........       2,600         15,756
                                           ------------
                                                311,647
                                           ------------

                                SHARES        VALUE
                              ----------   ------------

Air Transport - 1.3%
 AAR Corp. .................      11,568   $     81,670
+AMR Corporation............      47,500        522,500
 Airborne, Inc. ............      14,201        296,801
+AirTran Holdings, Inc. ....      17,820        186,575
+Alaska Air Group, Inc. ....       6,399        137,259
+Atlantic Coast Airlines
  Holdings, Inc. ...........      11,323        152,746
+Aviall, Inc. ..............       4,100         46,617
+Continental Airlines, Inc.
  (Class B).................      18,800        281,436
+EGL, Inc. .................       9,295        141,284
+ExpressJet Holdings,
  Inc. .....................       7,600        114,760
+Frontier Airlines, Inc. ...      10,255         93,115
+Mesa Air Group, Inc. ......       9,656         77,248
+Mesaba Holdings, Inc. .....       2,744         16,930
+Northwest Airlines
  Corporation...............      19,400        215,534
+Offshore Logistics,
  Inc. .....................       5,685        123,649
+Petroleum Helicopters, Inc.
  (Voting Shares)...........       1,100         34,485
 SkyWest, Inc. .............      16,000        305,280
                                           ------------
                                              2,827,889
                                           ------------

Airlines - 0.0%
+America West Holdings
  Corporation (Class B).....       6,700         45,560
                                           ------------

Aluminum - 0.0%
 Century Aluminum Company...       3,602         25,322
                                           ------------

Apparel/Footwear - 0.1%
+Perry Ellis International,
  Inc. .....................       1,600         31,184
+Warnaco Group, Inc. .......      11,500        155,250
 Weyco Group, Inc. .........         100          4,601
                                           ------------
                                                191,035
                                           ------------

Apparel/Footwear Retail - 0.0%
+Casual Male Retail Group
  Inc. .....................       6,700         35,108
+Jos. A. Bank Clothiers,
  Inc. .....................       1,800         60,300
                                           ------------
                                                 95,408
                                           ------------

Auto Parts - After Market - 0.2%
+Aftermarket Technology
  Corp. ....................       4,100         43,091
+Keystone Automotive
  Industries, Inc. .........       2,300         41,998
+Raytech Corporation........       5,900         25,075

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                SHARES        VALUE
                              ----------   ------------
+Sports Resorts
  International, Inc. ......       3,500   $     17,010
 Standard Motor Products,
   Inc. ....................       3,100         34,410
 Superior Industries
   International, Inc. .....       7,099        296,028
+TBC Corporation............       4,700         89,535
                                           ------------
                                                547,147
                                           ------------

Auto Parts - Original Equipment - 0.2%
+Collins & Aikman
  Corporation...............       9,278         27,370
+Dura Automotive Systems,
  Inc. .....................       6,053         59,380
 Sauer-Danfoss, Inc. .......       2,273         24,435
+Stoneridge, Inc. ..........       3,487         47,598
+Strattec Security
  Corporation...............         700         37,240
+Tenneco Automotive Inc. ...       9,200         33,119
+Tower Automotive, Inc. ....      16,071         58,820
 Visteon Corporation........      36,300        249,381
                                           ------------
                                                537,343
                                           ------------

Auto Trucks & Parts - 0.3%
 Modine Manufacturing Co. ..       7,794        150,970
 Oshkosh Truck Corporation..       4,463        264,745
+Wabash National
  Corporation...............       8,545        119,886
                                           ------------
                                                535,601
                                           ------------

Banks  - Outside New York City - 7.5%
 1st Source Corporation.....       3,740         69,414
 ABC Bancorp................       2,900         41,557
 AMCORE Financial, Inc. ....       8,318        193,643
 Alabama National
   BanCorporation...........       2,421        117,370
 Allegiant Bancorp, Inc. ...       3,600         72,900
 American National
   Bankshares Inc. .........       1,300         34,957
 Arrow Financial
   Corporation..............       1,858         62,001
 BancFirst Corporation......       1,045         54,194
 Bank of Granite Corp. .....       3,886         66,256
 Bank of the Ozarks,
   Inc. ....................         800         31,008
 Banner Corporation.........       4,013         82,226
 Boston Private Financial
   Holdings, Inc. ..........       6,993        147,412
 Bryn Mawr Bank
   Corporation..............       1,000         37,070
 CB Bancshares, Inc. .......       1,550         96,286
 CCBT Financial Companies
   Inc. ....................       2,500         59,725

                                SHARES        VALUE
                              ----------   ------------
 CVB Financial Corp. .......       8,735   $    170,507
 Camden National
   Corporation..............       1,500         41,250
 Capital City Bank Group,
   Inc. ....................       2,477         89,667
 Capitol Bancorp Ltd. ......       1,700         46,070
 Cascade Bancorp............       2,400         41,304
 Cathay Bancorp, Inc. ......       5,108        227,715
+Central Coast Bancorp......       2,433         40,801
 Central Pacific Financial
   Corp. ...................       4,038        111,853
 Century Bancorp, Inc.
   (Class A)................       1,700         50,626
 Chemical Financial
   Corporation..............       6,251        186,280
 Chittenden Corporation.....       9,926        271,476
 Citizens Banking
   Corporation..............      13,600        367,336
 City Holding Company.......       4,893        143,218
 CityBank...................       2,099         56,799
 CoBiz Inc. ................       2,184         29,571
 Columbia Bancorp...........       1,600         38,400
 Columbia Banking System,
   Inc. ....................       5,135         91,968
 Community Bank System,
   Inc. ....................       3,200        121,600
 Community Banks, Inc. .....       2,200         65,428
 Community First Bankshares,
   Inc. ....................      11,540        315,042
 Community Trust Bancorp,
   Inc. ....................       2,970         77,636
 Corus Bankshares, Inc. ....       2,276        110,227
 East West Bancorp, Inc. ...       7,298        263,750
 F&M Bancorp................       3,172        156,443
 FNB Corporation............       1,700         46,019
 Farmers Capital Bank
   Corporation..............       1,685         53,835
 Financial Institutions,
   Inc. ....................       1,600         37,600
 First Bancorp..............       1,924         49,851
 First Busey Corporation....       2,576         62,442
 First Charter
   Corporation..............       7,823        136,120
 First Citizens BancShares,
   Inc. (Class A)...........       1,547        155,999
 First Commonwealth
   Financial Corporation....      15,734        203,913
 First Community Bancorp....       4,400        137,148
 First Community Bancshares,
   Inc. ....................       2,540         89,662
 First Essex Bancorp,
   Inc. ....................       2,416        113,890
 First Financial Bancorp....       9,187        146,992
 First Financial Bankshares,
   Inc. ....................       3,765        125,977

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                SHARES        VALUE
                              ----------   ------------
 First Financial
   Corporation..............       2,022   $    106,964
 The First of Long Island
   Corporation..............         660         24,042
 First Merchants
   Corporation..............       4,330        105,262
 First National
   Corporation..............       2,230         54,992
 First Oak Brook Bancshares,
   Inc. ....................         700         23,093
 First South Bancorp,
   Inc. ....................         900         29,934
 First State
   Bancorporation...........       2,200         60,522
 Franklin Financial
   Corporation..............         300          9,015
 Frontier Financial
   Corporation..............       3,841        109,123
 GBC Bancorp................       2,934        112,666
 German American Bancorp....       1,743         30,415
 Glacier Bancorp, Inc. .....       4,360        107,343
 Gold Banc Corporation......      12,622        132,657
 Greater Bay Bancorp........      16,400        328,656
 Hancock Holding Company....       3,727        175,393
 Hanmi Financial
   Corporation..............       1,500         26,205
 Harleysville National
   Corporation..............       5,639        152,591
 Humboldt Bancorp...........       5,180         77,493
 Independent Bank
   Corporation
   (Massachusetts)..........       3,245         73,305
 Independent Bank
   Corporation (Michigan)...       5,310        136,414
 Integra Bank Corporation...       4,474         76,998
 Interchange Financial
   Services Corporation.....       3,300         64,746
 International Bancshares
   Corporation..............           1             36
 Irwin Financial
   Corporation..............       4,648        120,383
 LSB Bancshares, Inc. ......       2,500         43,275
 Lakeland Bancorp, Inc. ....       3,427         54,763
 Lakeland Financial
   Corporation..............       1,500         45,570
 MASSBANK Corp. ............       1,700         61,489
 MB Financial, Inc..........       3,000        120,120
 Macatawa Bank Corporation..       2,450         59,021
 Main Street Banks, Inc. ...       3,100         78,430
 MainSource Financial Group,
   Inc. ....................       1,720         41,916
 Merchants Bancshares,
   Inc. ....................       2,000         52,000
 Mid-State Bancshares.......       7,050        139,238
 Midway Banc Holdings,
   Inc. ....................       4,280         83,118
 NBC Capital Corporation....       1,929         48,804
 NBT Bancorp Inc. ..........       8,413        162,792
 Nara Bancorp, Inc. ........       3,800         72,200

                                SHARES        VALUE
                              ----------   ------------
 National Penn Bancshares,
   Inc. ....................       5,362   $    150,565
 Old Second Bancorp, Inc. ..       1,888         80,901
 Omega Financial
   Corporation..............       2,441         83,482
 Oriental Financial Group
   Inc. ....................       3,221         82,747
 Pacific Capital Bancorp....      10,833        379,697
 Pacific Northwest Bancorp..       5,608        194,934
 Pacific Union Bank.........       2,100         28,119
 Peapack-Gladstone Financial
   Corporation..............       1,800         57,654
 PennRock Financial Services
   Corp. ...................       1,510         40,785
 Peoples Bancorp Inc. ......       2,200         55,594
 The Peoples Holding
   Company..................       1,555         68,809
 PrivateBancorp, Inc. ......       2,450         66,812
 Prosperity Bancshares,
   Inc. ....................       2,700         51,975
 Provident Bancshares
   Corporation..............       7,714        196,013
 R & G Financial Corporation
   (Class B)................       5,441        161,598
 Republic Bancorp Inc. .....      14,273        191,544
 Republic Bancorp, Inc.
   (Class A)................       3,409         50,555
 Republic Bancshares,
   Inc. ....................       3,034         75,880
 Riggs National
   Corporation..............       4,601         70,027
 Royal Bancshares of
   Pennsylvania, Inc. ......       1,289         27,520
 S&T Bancorp, Inc. .........       6,963        190,995
 S.Y. Bancorp, Inc. ........       1,300         45,981
 Sandy Spring Bancorp,
   Inc. ....................       3,614        114,202
 Santander BanCorp..........       1,358         22,217
 Seacoast Banking
   Corporation of Florida...       3,050         51,972
 Second Bancorp,
   Incorporated.............       2,317         59,779
+Silicon Valley
  Bancshares................      10,700        254,767
 Simmons First National
   Corporation (Class A)....       4,200         84,042
 The South Financial Group,
   Inc. ....................      14,738        343,838
 Southwest Bancorp, Inc. ...       1,600         43,856
+Southwest Bancorporation of
  Texas, Inc. ..............       9,124        296,621
 State Bancorp, Inc. .......       1,965         38,455
 Sterling Bancshares,
   Inc. ....................      13,376        174,958
 Sterling Financial
   Corporation..............       5,050        117,413
 Suffolk Bancorp............       3,300        106,260
 Summit Bancshares, Inc. ...       2,500         58,700

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                SHARES        VALUE
                              ----------   ------------
 Sun Bancorp, Inc. .........       1,600   $     32,288
+Sun Bancorp, Inc. (New
  Jersey)...................       3,070         61,093
 Susquehanna Bancshares,
   Inc. ....................      12,604        294,303
 Texas Regional Bancshares,
   Inc. (Class A)...........       7,584        263,165
 Tompkins Trustco, Inc. ....       2,200         98,230
 TriCo Bancshares...........       1,600         40,688
 Troy Financial
   Corporation..............       1,745         47,377
 The Trust Company of New
   Jersey...................       5,480        166,044
 TrustCo Bank Corp NY.......      22,016        243,937
 UCBH Holdings, Inc. .......      12,398        355,575
 UMB Financial Corporation..       4,376        185,542
 U.S.B. Holding Co.,
   Inc. ....................       3,284         58,291
 Umpqua Holdings
   Corporation..............       8,370        158,946
 Union Bankshares
   Corporation..............       2,200         62,193
 United Community Banks,
   Inc. ....................       4,500        112,410
 United National Bancorp....       6,091        168,051
 Unizan Financial Corp. ....       6,219        109,268
 Virginia Financial Group,
   Inc. ....................       2,100         58,800
 Washington Trust Bancorp,
   Inc. ....................       3,800         87,362
 WesBanco, Inc. ............       6,063        147,331
 West Coast Bancorp.........       3,400         61,880
 Wintrust Financial
   Corporation..............       5,900        174,640
 Yardville National
   Bancorp..................       3,600         70,200
                                           ------------
                                             16,018,299
                                           ------------

Beverage - Alcoholic - 0.0%
+Central European
  Distribution
  Corporation...............       2,700         54,540
                                           ------------

Beverage - Brewers (Wineries) - 0.1%
+The Boston Beer Company,
  Inc. (Class A)............       2,100         30,240
+The Robert Mondavi
  Corporation (Class A).....       3,542         89,648
                                           ------------
                                                119,888
                                           ------------

Beverage - Soft Drinks - 0.1%
 Coca-Cola Bottling Co.
   Consolidated.............         687         37,510
 Farmer Brothers Co. .......         171         58,019
+Green Mountain Coffee,
  Inc. .....................       1,011         19,209

                                SHARES        VALUE
                              ----------   ------------
+National Beverage Corp. ...       1,895   $     26,341
+Peets Coffee & Tea Inc. ...       3,900         68,094
                                           ------------
                                                209,173
                                           ------------

Biotechnology - 0.4%
+AVANT Immunotherapeutics,
  Inc. .....................      22,300         64,447
+AVI BioPharma, Inc. .......       8,000         48,000
+Aclara Biosciences Inc. ...       4,200         17,724
+Alteon Inc. ...............       7,700         37,345
+Dendreon Corporation.......       3,700         21,978
+Discovery Laboratories
  Inc. .....................      10,400         66,768
+Dov Pharmaceutical Inc. ...       4,100         46,330
+GTC Biotherapeutics,
  Inc. .....................       2,500          8,325
+Gen-Probe Incorporated.....       6,700        274,499
+Nuvelo, Inc. ..............      17,400         34,800
+Palatin Technologies
  Inc. .....................       8,500         27,115
+Regeneration Technologies,
  Inc. .....................       8,200        108,978
+Repligen Corporation.......       6,100         31,048
+SFBC International,
  Inc. .....................       2,300         41,722
+SciClone Pharmaceuticals,
  Inc. .....................       9,700         83,032
+Sirna Therapeutics,
  Inc. .....................         600          5,208
+Third Wave Technologies....       4,600         21,528
                                           ------------
                                                938,847
                                           ------------

Biotechnology Research & Production - 2.5%
+ARIAD Pharmaceuticals,
  Inc. .....................      13,419         60,251
+Abgenix, Inc. .............      24,800        260,152
+Aksys, Ltd. ...............       9,500        123,025
+Albany Molecular Research,
  Inc. .....................       6,687        100,974
+Alexion Pharmaceuticals,
  Inc. .....................       5,580         95,139
+Antigenics Inc. ...........       7,113         81,942
+Applera Corporation -
  Celera Genomics Group.....      20,000        206,400
+Arena Pharmaceuticals,
  Inc. .....................       5,800         38,512
+ArthroCare Corporation.....       6,120        102,571
+BioReliance Corporation....         800         16,960
+Cell Genesys, Inc. ........      10,124         87,471
+Cell Therapeutics, Inc. ...       9,831         95,656
+Ciphergen Biosystems,
  Inc. .....................       5,200         53,300
+Corixa Corporation.........      14,257        110,207
+Cubist Pharmaceuticals,
  Inc. .....................       9,267         98,786
+CuraGen Corporation........      12,700         70,485
+deCODE Genetics, Inc. .....       9,800         30,576

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                SHARES        VALUE
                              ----------   ------------
+Deltagen, Inc. ............         100   $         13
+Digene Corporation.........       3,624         98,682
+Diversa Corporation........       5,778         56,798
+Encysive Pharmaceuticals
  Inc. .....................       9,796         47,021
+Enzon, Inc. ...............      12,800        160,256
+Exact Sciences
  Corporation...............       3,200         35,072
+Exelixis, Inc. ............      13,118         91,039
+Gene Logic Inc. ...........       9,139         54,560
+Genencor International
  Inc. .....................       1,700         27,999
+Genta Incorporated.........      12,897        171,788
+Geron Corporation..........      10,429         76,757
+Immunomedics, Inc. ........      12,709         80,194
+Incyte Genomics, Inc. .....      21,224         98,479
+Integra LifeSciences
  Holdings..................       5,500        145,090
+InterMune Inc. ............       7,614        122,662
+Interpore International,
  Inc. .....................       6,500         82,745
+Kensey Nash Corporation....       3,100         80,600
+Kosan Biosciences, Inc. ...       3,300         19,470
+Lexicon Genetics
  Incorporated..............       7,605         51,030
+Martek Biosciences
  Corporation...............       7,112        305,389
+Maxygen Inc. ..............       6,701         73,510
+Myriad Genetics, Inc. .....       7,900        107,519
+NPS Pharmaceuticals,
  Inc. .....................       9,223        224,488
+Nabi Biopharmaceuticals....       9,854         67,598
+OSI Pharmaceuticals,
  Inc. .....................      11,000        354,310
+Peregrine Pharmaceuticals,
  Inc. .....................      39,055         57,020
+Pharmacopeia, Inc. ........       7,885         65,050
+Progenics Pharmaceuticals,
  Inc. .....................       1,500         22,590
+Rigel Pharmaceuticals,
  Inc. .....................          78            845
+Seattle Genetics, Inc. ....       3,900         20,085
+Serologicals Corporation...       6,972         95,028
+Tanox, Inc. ...............       7,845        125,912
+Telik, Inc. ...............       9,532        153,179
+Transkaryotic Therapies,
  Inc. .....................       9,740        112,400
+Trimeris, Inc. ............       4,038        184,456
+Vicuron Pharmaceuticals
  Inc. .....................      10,906        154,647
+Zymogentics, Inc. .........       2,600         30,264
                                           ------------
                                              5,286,952
                                           ------------
Broadcasting - 0.1%
 Gray Television, Inc. .....      10,100        125,240
                                           ------------

                                SHARES        VALUE
                              ----------   ------------

Building Materials - 0.5%
 Ameron International
   Corporation..............       1,900   $     66,063
 Building Materials Holding
   Corporation..............       5,100         75,531
 Hughes Supply, Inc. .......       6,890        239,083
 LSI Industries Inc. .......       4,150         46,065
+Mestek, Inc. ..............       1,000         18,000
+NCI Building Systems,
  Inc. .....................       5,568         92,986
+Simpson Manufacturing Co.,
  Inc. .....................       4,066        148,816
 Texas Industries, Inc. ....       6,045        143,870
+Trex Company, Inc. ........       1,709         67,078
 Watsco, Inc. ..............       4,165         68,972
                                           ------------
                                                966,464
                                           ------------

Building - Air Conditioning - 0.2%
 Lennox International
   Inc. ....................      11,235        144,594
 York International
   Corporation..............      10,738        251,269
                                           ------------
                                                395,863
                                           ------------

Building - Cement - 0.0%
 Centex Construction
   Products, Inc. ..........       1,377         55,204
                                           ------------

Building - Heating & Plumbing - 0.0%
+Aaon, Inc. ................       1,700         31,484
                                           ------------

Building - Miscellaneous - 0.1%
+Drew Industries
  Incorporated..............       1,800         32,760
+Griffon Corporation........       8,047        128,752
                                           ------------
                                                161,512
                                           ------------

Building - Roofing & Wallboard - 0.2%
 ElkCorp....................       6,351        142,898
+USG Corporation............      11,700        222,300
                                           ------------
                                                365,198
                                           ------------

Cable Television Services - 0.3%
+Charter Communications,
  Inc. (Class A)............      79,700        297,281
+Crown Media Holdings, Inc.
  (Class A).................       6,698         27,663
+Insight Communications
  Company, Inc. ............      13,200        173,976
+TiVo Inc. .................      10,594        129,035
                                           ------------
                                                627,955
                                           ------------

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                SHARES        VALUE
                              ----------   ------------
Cable/Satellite TV - 0.0%
+Pegasus Communications
  Corporation...............       1,300   $     37,908
                                           ------------

Casinos & Gambling - 0.7%
+Ameristar Casinos, Inc. ...       4,100         87,535
+Argosy Gaming Company......       7,425        155,257
+Aztar Corporation..........       8,391        135,179
+Boyd Gaming Corporation....       8,715        150,421
 Churchill Downs
   Incorporated.............       1,332         51,029
 Dover Downs Gaming &
   Entertainment, Inc. .....       2,278         21,072
+Isle of Capri Casinos,
  Inc. .....................       4,475         73,972
+MTR Gaming Group, Inc. ....       8,400         64,848
+Magna Entertainment Corp.
  (Class A).................      14,800         74,000
+Multimedia Games, Inc. ....       3,400         86,700
+Pinnacle Entertainment,
  Inc. .....................       6,964         47,355
+Scientific Games
  Corporation...............      12,600        118,440
+Shuffle Master, Inc. ......       5,700        167,523
+WMS Industries Inc. .......       7,612        118,671
                                           ------------
                                              1,352,002
                                           ------------

Catalog/Specialty Distribution - 0.0%
+Chronimed Inc. ............       5,100         49,215
                                           ------------

Chemicals - 1.5%
 A. Schulman, Inc. .........      10,006        160,696
 Albemarle Corp. ...........       9,500        265,715
 Arch Chemicals, Inc. ......       5,456        104,210
+Cabot Microelectronics
  Corporation...............       5,800        292,726
 Calgon Carbon Corporation..      10,101         58,081
 Cambrex Corporation........       5,685        130,869
 Crompton Corporation.......      33,760        238,008
+Energy Conversion Devices,
  Inc. .....................       4,264         38,802
 Georgia Gulf Corporation...       8,437        167,053
 Great Lakes Chemical
   Corporation..............      11,800        240,720
+Hercules Incorporated......      24,700        244,530
 MacDermid, Inc. ...........       7,167        188,492
+Medis Technologies Ltd. ...       3,441         24,534
 Millennium Chemicals
   Inc. ....................      17,240        163,952
 NL Industries, Inc. .......       2,434         41,377
+OM Group, Inc. ............       9,400        138,462
 Octel Corp. ...............       2,000         27,800
+Omnova Solutions Inc. .....       9,695         39,168

                                SHARES        VALUE
                              ----------   ------------
 PolyOne Corporation........      24,767   $    110,213
 Quaker Chemical
   Corporation..............       1,800         45,090
 Solutia Inc. ..............      30,054         65,518
 Stepan Company.............       1,555         35,143
+W.R. Grace & Co. ..........      23,000        101,430
+Wilson Greatbatch
  Technologies, Inc. .......       6,500        234,650
                                           ------------
                                              3,157,239
                                           ------------

Chemicals - Specialty - 0.0%
 Aceto Corporation..........       3,500         64,855
+Ethyl Corporation..........       2,800         27,860
                                           ------------
                                                 92,715
                                           ------------

Coal - 0.3%
 Arch Coal, Inc. ...........      14,500        333,210
 Massey Energy Company......      18,200        239,330
+Westmoreland Coal
  Company...................       1,000         18,190
                                           ------------
                                                590,730
                                           ------------

Commercial Information Services - 0.3%
+Arbitron Inc. .............       8,758        312,661
+infoUSA Inc. ..............       6,461         52,334
+LookSmart, Ltd. ...........      25,300         71,599
+Neoforma, Inc. ............       1,200         13,104
+ProQuest Company...........       6,474        167,029
+SOURCECORP, Incorporated...       4,553         98,345
                                           ------------
                                                715,072
                                           ------------

Communications Technology - 1.9%
+Aether Systems, Inc. ......      10,800         52,920
+Anaren Microwave, Inc. ....       6,622         62,048
+Anixter International
  Inc. .....................       9,172        214,900
+Aspect Communications
  Corporation...............      12,200         47,214
+Avanex Corporation.........      16,178         64,712
 Bel Fuse Inc. .............       2,259         51,731
 Black Box Corporation......       5,488        198,666
+CSG Systems International,
  Inc. .....................      14,300        204,776
+Catapult Communications
  Corporation...............       1,572         16,695
+Centillium Communications,
  Inc. .....................       9,009         89,279
+CommScope, Inc. ...........      13,488        128,136
+Echelon Corporation........       8,313        114,470
+Enterasys Networks,
  Inc. .....................      56,400        170,892
+Entrust Technologies
  Inc. .....................      12,200         35,868

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                SHARES        VALUE
                              ----------   ------------
+Extreme Networks, Inc. ....      28,500   $    151,050
+Finisar Corporation........      40,700         63,085
+Harmonic Inc. .............      17,896         72,837
+Inet Technologies, Inc. ...       2,600         25,922
+Infonet Services
  Corporation (Class B).....      12,600         20,034
 Inter-Tel Inc. ............       5,777        122,588
+Ixia.......................       6,229         40,052
+j2 Global Communications,
  Inc. .....................       2,800        128,744
+Net2Phone, Inc. ...........       9,880         42,780
+New Focus, Inc. ...........      16,568         61,964
+Nuance Communications
  Inc. .....................       4,234         22,864
+Oplink Communications,
  Inc. .....................      29,919         55,949
+Optical Communication
  Products, Inc. ...........       1,283          2,309
+Packeteer, Inc. ...........       6,807        105,985
+REMEC, Inc. ...............      17,540        122,078
+Redback Networks Inc. .....      45,100         40,590
+Riverstone Networks,
  Inc. .....................      39,400         46,492
+SeaChange International,
  Inc. .....................       7,008         66,855
+Secure Computing
  Corporation...............       9,488         82,830
+Sonus Networks, Inc. ......      58,700        295,261
+Standard Microsystems
  Corporation...............       4,660         70,692
+Stratex Networks, Inc. ....      24,471         78,307
+Sycamore Networks, Inc. ...      46,500        178,095
 TALX Corporation...........       4,620        104,366
+TIBCO Software Inc. .......      22,600        115,034
+Tekelec....................      15,000        169,500
+Tellium, Inc. .............      12,300         11,193
+Turnstone Systems, Inc. ...       7,886         19,794
+Ulticom, Inc. .............       2,440         23,180
+ViaSat, Inc. ..............       6,101         87,488
+WebEx Communications,
  Inc. .....................       7,131         99,477
                                           ------------
                                              3,979,702
                                           ------------

Computer Communications - 0.0%
+JNI Corp. .................       9,200         45,816
+Network Equipment
  Technologies, Inc. .......       5,100         42,942
                                           ------------
                                                 88,758
                                           ------------

Computer Peripherals - 0.2%
+Dot Hill Systems Corp. ....       6,900         90,390
+Gerber Scientific, Inc. ...       4,700         31,302

                                SHARES        VALUE
                              ----------   ------------
+Komag Inc. ................       5,800   $     67,512
+SafeNet, Inc. .............       2,100         58,716
+Sigma Designs, Inc. .......       6,000         65,460
+Sonic Solutions............       4,900         42,042
                                           ------------
                                                355,422
                                           ------------

Computer Processing Hardware - 0.0%
+Cyberguard Corp. ..........       1,400          9,940
+Neoware Systems, Inc. .....       4,900         75,166
                                           ------------
                                                 85,106
                                           ------------

Computer Services Software & Systems - 4.9%
+@Road, Inc. ...............       6,600         72,072
+ANSYS, Inc. ...............       4,916        152,888
+Agile Software
  Corporation...............      12,802        123,539
+Akamai Technologies,
  Inc. .....................      32,500        157,950
+Altiris, Inc. .............       3,200         64,160
+American Management
  Systems, Incorporated.....      12,495        178,429
+Anteon International
  Corporation...............       4,800        133,968
+Ariba, Inc. ...............      75,700        224,829
+Ascential Software
  Corporation...............      17,795        292,553
+AsianInfo Holdings,
  Inc. .....................      10,697         87,715
+Aspen Technology, Inc. ....      12,808         61,478
+Borland Software
  Corporation...............      20,867        203,871
+CACI International Inc.
  (Class A).................       8,516        292,099
+CIBER, Inc. ...............      15,202        106,718
+Computer Horizons Corp. ...       9,000         40,860
+Concord Communications,
  Inc. .....................       4,800         65,904
+Datastream Systems,
  Inc. .....................       4,511         47,771
+Dendrite International,
  Inc. .....................       8,464        109,016
+Digimarc Corporation.......       2,737         42,971
+Digital River, Inc. .......       7,500        144,750
+Digitas Inc. ..............       2,107         10,451
+Documentum, Inc. ..........      13,477        265,093
+E.piphany, Inc. ...........      18,980         96,988
+EPIQ Systems, Inc. ........       4,645         79,755
+Electronics for Imaging,
  Inc. .....................      14,039        284,851
+Embarcadero Technologies,
  Inc. .....................       2,530         17,710
+F5 Networks, Inc. .........       6,819        114,900
+Fidelity National
  Information Solutions,
  Inc. .....................       4,261        111,127

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                SHARES        VALUE
                              ----------   ------------
+Gartner Group, Inc. (Class
  A)........................      23,559   $    178,577
+Hyperion Solutions
  Corporation...............      11,306        381,691
+iGATE Capital Corporation..       2,300          7,981
+Informatica Corporation....      17,300        119,543
+Integral Systems, Inc. ....       2,100         41,748
+Internet Security Systems,
  Inc. .....................      11,000        159,390
+Interwoven, Inc. ..........      35,000         77,700
+JDA Software Group,
  Inc. .....................       8,408         94,086
+Keane, Inc. ...............      14,858        202,515
+Keynote Systems, Inc. .....       4,238         44,414
+Lawson Software, Inc. .....      14,400        111,888
+Legato Systems, Inc. ......      25,679        215,447
+MAPICS, Inc. ..............       3,100         25,420
+MRO Software, Inc. ........       5,030         43,409
+MSC.Software Corp. ........       7,000         47,180
+Macrovision Corporation....      11,500        229,080
+Magma Design Automation,
  Inc. .....................       6,800        116,620
+Manhattan Associates,
  Inc. .....................       6,439        167,221
+ManTech International
  Corporation (Class A).....       3,500         67,130
+Manugistics Group, Inc. ...      17,900         73,569
+MatrixOne, Inc. ...........      13,497         77,473
+Mentor Graphics
  Corporation...............      19,900        288,152
+Mercury Computer Systems,
  Inc. .....................       6,256        113,609
+Micromuse, Inc. ...........      17,500        139,825
+Micros Systems, Inc. ......       5,399        178,059
+NYFIX, Inc. ...............       8,453         53,677
+Nassda Corporation.........       2,600         20,072
+Netegrity, Inc. ...........       7,555         44,121
+NetIQ Corporation..........      14,874        229,952
+NetScout Systems, Inc. ....       3,385         18,177
+OPNET Technologies, Inc. ..       2,200         26,818
+Openwave Systems Inc. .....      47,800         93,210
+PC-Tel, Inc. ..............       7,026         83,328
+PDF Solutions, Inc. .......       3,200         36,960
+PEC Solutions, Inc. .......       1,877         30,220
+Parametric Technology
  Corporation...............      65,000        198,250
+Pegasystems Inc. ..........       1,400         10,318
+Pinnacle Systems, Inc. ....      16,291        174,314
+Pomeroy Computer Resources,
  Inc. .....................       4,300         47,558
+Progress Software
  Corporation...............       8,608        178,444
+Quest Software, Inc. ......      10,400        123,760

                                SHARES        VALUE
                              ----------   ------------
+Rainbow Technologies,
  Inc. .....................       6,923   $     58,222
+Retek Inc. ................      14,100         90,240
+Roxio, Inc. ...............       7,696         51,486
+SERENA Software, Inc. .....       6,697        139,833
+SPSS Inc. .................       2,689         45,014
+SRA International, Inc.
  (Class A).................       2,000         64,000
+SS&C Technologies, Inc. ...       3,200         51,040
+Sanchez Computer
  Associates, Inc. .........       2,099         10,915
+Sapient Corporation........      26,692         73,937
+ScanSoft, Inc. ............      16,200         87,966
+SeeBeyond Technology
  Corporation...............      14,227         32,864
+SonicWALL, Inc. ...........      13,941         66,917
+SpeechWorks International
  Inc. .....................       5,576         26,207
+Sybase, Inc. ..............      24,500        340,795
+Sykes Enterprises,
  Incorporated..............       7,061         34,528
+Synplicity, Inc. ..........       3,600         18,828
+Syntel, Inc. ..............         883         13,890
+Systems & Computer
  Technology Corporation....       8,492         76,428
+Tier Technologies, Inc.
  (Class B).................       5,500         42,625
+Transaction Systems
  Architects, Inc. (Class
  A)........................      10,185         91,258
+The TriZetto Group,
  Inc. .....................       7,108         42,932
+Tyler Technologies,
  Inc. .....................       8,300         35,275
+Vastera, Inc. .............       7,700         45,969
+Verint Systems Inc. .......       2,100         53,361
+Verity, Inc. ..............       6,967         88,202
+Vignette Corporation.......      61,000        126,880
+Vitria Technology, Inc. ...       5,300         30,369
+WatchGuard Technologies,
  Inc. .....................      12,162         55,945
+webMethods, Inc. ..........      14,220        115,609
+Websense, Inc. ............       6,551        102,589
+Wind River Systems,
  Inc. .....................      21,200         80,772
+Zoran Corporation..........       8,146        156,485
                                           ------------
                                             10,506,703
                                           ------------

Computer Technology - 1.6%
+Adaptec, Inc. .............      29,500        234,525
+Advanced Digital
  Information Corporation...      19,534        195,145
 Analogic Corporation.......       2,772        135,163
+CompuCom Systems, Inc. ....       4,700         21,244
+Computer Network Technology
  Corporation...............       8,254         66,857

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                SHARES        VALUE
                              ----------   ------------
+Concurrent Computer
  Corporation...............      17,479   $     51,039
+Constellation 3D, Inc. ....       2,000              2
+Cray, Inc. ................      17,700        139,830
+FalconStor Software,
  Inc. .....................       9,909         66,291
+FileNET Corporation........      10,882        196,310
+Gateway Inc. ..............      60,500        220,825
+Handspring, Inc. ..........      27,600         31,188
+Hutchinson Technology
  Incorporated..............       7,217        237,367
+InFocus Corporation........      11,866         56,008
+Intergraph Corp. ..........      13,587        292,121
+Interland, Inc. ...........      46,003         45,083
+Iomega Corporation.........      14,603        154,792
+Lexar Media, Inc. .........      14,374        137,128
+Overland Storage, Inc. ....       3,200         65,088
+Palm, Inc. ................       9,310        151,474
+Perot Systems Corporation
  (Class A).................      19,900        226,064
+Quantum Corporation - DLT &
  Storage Systems...........      38,800        157,140
+RSA Security Inc. .........      12,900        138,675
+Radiant Systems, Inc. .....       4,357         29,366
+RadiSys Corporation........       6,442         85,034
+Safeguard Scientifics,
  Inc. .....................      30,847         83,287
+Silicon Graphics, Inc. ....      55,207         62,936
+StorageNetworks, Inc. .....      37,700         52,403
+Synaptics Incorporated.....       3,700         49,802
+UNOVA, Inc. ...............      13,609        151,060
                                           ------------
                                              3,533,247
                                           ------------

Construction - 0.2%
+EMCOR Group, Inc. .........       4,218        208,200
 Granite Construction
   Incorporated.............      10,671        204,456
+Modtech Holdings, Inc. ....       1,300         11,947
                                           ------------
                                                424,603
                                           ------------
Consumer Electronics - 0.9%
+Activision, Inc. ..........      30,600        393,822
+Alloy, Inc. ...............      10,067         64,932
+Atari, Inc. ...............       4,453         19,816
+CNET Networks, Inc. .......      32,200        200,606
+eUniverse, Inc. ...........       5,500          2,750
+EarthLink, Inc. ...........      36,600        288,774
+Lifeline Systems, Inc. ....       1,100         31,240
+Midway Games Inc. .........       8,774         31,850
+NIC Inc. ..................       4,700         13,724
+NetFlix Inc. ..............       3,700         94,535
+Register.com, Inc. ........      10,800         63,287

                                SHARES        VALUE
                              ----------   ------------
+THQ Inc. ..................      12,025   $    216,450
+Take-Two Interactive
  Software, Inc. ...........      12,014        340,477
+United Online, Inc. .......       7,900        200,186
+Universal Electronics
  Inc. .....................       3,886         49,274
                                           ------------
                                              2,011,723
                                           ------------

Consumer Products - 0.8%
+American Greetings
  Corporation (Class A).....      17,000        333,880
+The Boyds Collection,
  Ltd. .....................       5,129         24,158
 CSS Industries, Inc. ......       1,075         41,441
+Jarden Corp. ..............       3,900        107,913
 Matthews International
   Corporation (Class A)....       7,473        185,031
 The Nautilus Group,
   Inc. ....................       8,463        104,941
+Oakley, Inc. ..............       6,100         71,797
+Playtex Products, Inc. ....       6,376         40,934
+RC2 Corporation............       3,200         54,432
 The Topps Company, Inc. ...      10,391         89,259
 The Toro Company...........       7,198        286,121
 Tupperware Corporation.....      15,874        227,951
+The Yankee Candle Company,
  Inc. .....................      10,083        234,127
                                           ------------
                                              1,801,985
                                           ------------

Containers & Packaging - Metal & Glass - 0.3%
+Crown Holdings, Inc. ......      46,869        334,645
 Greif Bros. Corporation
   (Class A)................       3,675         84,525
+Mobile Mini, Inc. .........       4,871         79,543
+Silgan Holdings Inc. ......       3,200        100,096
                                           ------------
                                                598,809
                                           ------------

Containers & Packaging - Paper & Plastic - 0.0%
+EarthShell Corporation.....       2,200            880
 Myers Industries, Inc. ....       5,720         54,340
                                           ------------
                                                 55,220
                                           ------------

Contract Drilling - 0.0%
+Petroleum Development
  Corp. ....................       7,000         63,840
                                           ------------

Copper - 0.1%
+Mueller Industries,
  Inc. .....................      10,082        273,323
                                           ------------

Cosmetics - 0.1%
+Del Laboratories, Inc. ....         735         17,273
+Elizabeth Arden, Inc. .....       3,493         46,003
 Inter Parfums, Inc. .......       2,000         14,800

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                SHARES        VALUE
                              ----------   ------------
 Nu Skin Enterprises, Inc.
   (Class A)................      10,426   $    108,952
+Revlon, Inc. (Class A).....       6,560         19,680
                                           ------------
                                                206,708
                                           ------------

Data Processing Services - 0.0%
+iPayment Holdings, Inc. ...       2,200         52,448
                                           ------------

Diversified Financial Services - 0.1%
+Euronet Worldwide, Inc. ...       4,700         50,807
+iDine Rewards Network
  Inc. .....................       5,400         74,196
                                           ------------
                                                125,003
                                           ------------

Diversified Materials & Processing - 0.6%
 Acuity Brands, Inc. .......      11,160        202,777
+Armor Holdings, Inc. ......       6,516         87,314
 Barnes Group Inc. .........       4,657        101,336
 CLARCOR Inc. ..............       7,355        283,535
+Graphic Packaging
  International Corp. ......       4,700         21,197
+Hexcel Corporation.........       6,562         20,998
 Olin Corporation...........      15,514        265,289
 Tredegar Corporation.......       7,745        116,098
 Valhi, Inc. ...............       8,520         81,962
                                           ------------
                                              1,180,506
                                           ------------

Diversified Production - 0.1%
+Thomas & Betts
  Corporation...............      12,652        182,821
                                           ------------

Drug & Grocery Store Chains - 0.5%
+7-Eleven, Inc. ............       6,779         71,518
+Arden Group, Inc. (Class
  A)........................         432         25,488
 Casey's General Stores,
   Inc. ....................      13,307        188,161
+Duane Read Inc. ...........       6,428         94,813
+The Great Atlantic &
  Pacific Tea Company,
  Inc. .....................       5,931         52,193
 Ingles Markets,
   Incorporated (Class A)...       4,664         47,106
 Longs Drug Stores
   Corporation..............       9,783        162,398
 Nash-Finch Company.........       4,177         69,546
+Pathmark Stores, Inc. .....       9,842         75,291
 Ruddick Corporation........       8,269        129,989
+Smart & Final Inc. ........       2,629         12,172
 Weis Markets, Inc. ........       3,300        102,366

                                SHARES        VALUE
                              ----------   ------------
+Wild Oats Markets, Inc. ...       8,729   $     95,146
                                           ------------
                                              1,126,187
                                           ------------

Drugs & Pharmaceuticals - 2.9%
+aaiPharma Inc. ............       4,100         81,508
+Adolor Corporation.........       9,300        114,111
+Alkermes, Inc. ............      14,600        156,950
 Alpharma, Inc. (Class A)...      10,725        231,660
+Aphton Corporation.........       7,824         64,470
+AtheroGenics, Inc. ........       9,700        144,821
+Atrix Laboratories,
  Inc. .....................       6,700        147,333
+Bentley Pharmaceuticals,
  Inc. .....................       2,600         34,190
+BioMarin Pharmaceutical
  Inc. .....................      17,448        170,292
+Biopure Corporation........       9,172         56,041
+Bone Care International,
  Inc. .....................       1,810         25,159
+Bradley Pharmaceuticals,
  Inc. .....................       2,300         37,950
+CIMA Labs Inc. ............       4,472        120,252
+CV Therapeutics, Inc. .....       8,400        249,144
+Chattem, Inc. .............       4,900         92,120
+Columbia Laboratories,
  Inc. .....................       8,904        100,170
+Connetics Corporation......       8,902        133,263
 D & K Healthcare Resources,
   Inc. ....................       4,100         66,174
+Durect Corporation.........       5,400         13,014
+Enzo Biochem, Inc. ........       6,015        129,452
+Esperion Therapeutics,
  Inc. .....................       9,217        180,561
+First Horizon
  Pharmaceutical
  Corporation...............       5,900         23,305
+Guilford Pharmaceuticals
  Inc. .....................       9,236         41,931
+ILEX Oncology, Inc. .......       9,624        186,802
+ImmunoGen, Inc. ...........      13,027         55,625
+Impax Laboratories,
  Inc. .....................       9,100        109,109
+Indevus Pharmaceuticals,
  Inc. .....................      11,088         69,189
+Isis Pharmaceuticals,
  Inc. .....................      14,289         75,732
+K-V Pharmaceutical Company
  (Class A).................       6,200        172,360
+Kos Pharmaceuticals,
  Inc. .....................       2,666         62,571
+La Jolla Pharmaceutical
  Company...................      11,900         38,913
+Lannett Company, Inc. .....       1,700         39,848
+Ligand Pharmaceuticals
  Incorporated (Class B)....      17,816        242,119
+MGI Pharma, Inc. ..........       8,002        205,091
+Medarex, Inc. .............      21,800        143,662
+The Medicines Company......      12,027        236,812

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                SHARES        VALUE
                              ----------   ------------
+Nektar Therapeutics........      15,100   $    139,373
+NeoPharm, Inc. ............       3,845         53,253
+Neose Technologies, Inc. ..       4,363         43,674
+Noven Pharmaceuticals,
  Inc. .....................       6,531         66,877
+Onyx Pharmaceuticals,
  Inc. .....................       8,000         98,640
+POZEN Inc. ................       7,800         85,644
+PRAECIS Pharmaceuticals
  Incorporated..............      13,217         64,763
+Pain Therapeutics, Inc. ...       4,600         29,716
+Penwest Pharmaceuticals
  Co. ......................       3,400         82,858
 Perrigo Company............      18,815        294,267
+Priority Healthcare
  Corporation (Class B).....      11,100        205,905
+Quidel Corporation.........       5,600         34,832
+Regeneron Pharmaceuticals,
  Inc. .....................      10,119        159,374
+Salix Pharmaceuticals,
  Ltd. .....................       4,900         51,401
+SangStat Medical
  Corporation...............       7,839        102,613
+SuperGen, Inc. ............      10,682         57,683
+Tularik Inc. ..............      12,495        124,200
+United Therapeutics
  Corporation...............       5,146        112,080
+VIVUS, Inc. ...............       7,500         38,550
+Vertex Pharmaceuticals
  Incorporated..............      21,700        317,471
                                           ------------
                                              6,214,878
                                           ------------

Education Services - 0.3%
+Bright Horizons Family
  Solutions, Inc. ..........       2,802         94,035
+Learning Tree
  International, Inc. ......       2,730         42,670
+The Princeton Review,
  Inc. .....................       2,500         14,750
+Renaissance Learning,
  Inc. .....................       2,249         49,253
 Strayer Education, Inc. ...       3,392        269,494
+Sylvan Learning System,
  Inc. .....................      10,528        240,460
                                           ------------
                                                710,662
                                           ------------

Electrical & Electronics - 0.4%
+Benchmark Electronics,
  Inc. .....................       7,291        224,271
+InVision Technologies,
  Inc. .....................       5,100        126,735
+OSI Systems, Inc. .........       4,700         75,482
+Plexus Corporation.........      11,861        136,757
+Power Integrations,
  Inc. .....................       7,632        185,610
+TTM Technologies, Inc. ....       3,400         15,946

                                SHARES        VALUE
                              ----------   ------------
+Universal Display
  Corporation...............       4,307   $     38,418
                                           ------------
                                                803,219
                                           ------------

Electrical Equipment & Components - 0.7%
 A.O. Smith Corporation.....       4,881        137,400
 Baldor Electric Company....       8,071        166,263
 CTS Corporation............      10,108        105,629
+Cable Design Technology....      12,884         92,121
 Cohu, Inc. ................       6,718        104,801
 Franklin Electric Co.,
   Inc. ....................       1,830        101,840
 General Cable Corporation..       9,790         52,866
+The Genlyte Group
  Incorporated..............       3,573        124,948
+Littelfuse Inc. ...........       4,760        106,434
+MKS Instruments, Inc. .....       6,900        125,787
+Powell Industries, Inc. ...       1,931         28,270
+Power-One, Inc. ...........      18,500        132,275
 Technitrol, Inc. ..........      10,661        160,448
+Triumph Group, Inc. .......       3,979        112,088
                                           ------------
                                              1,551,170
                                           ------------

Electrical Products - 0.0%
+Valence Technology, Inc. ..      10,700         31,993
                                           ------------

Electrical - Household Appliance - 0.1%
+Applica Incorporated.......       5,896         50,116
 National Presto Industries,
   Inc. ....................       1,350         42,660
+REX Stores Corporation.....       1,400         16,954
                                           ------------
                                                109,730
                                           ------------

Electronic Components - 0.1%
+Innovex, Inc. .............       5,600         56,560
+Pemstar Inc. ..............       4,600         19,274
+Superconductor Technologies
  Inc. .....................      10,100         22,523
                                           ------------
                                                 98,357
                                           ------------

Electronic Equipment/Instruments - 0.1%
+ActivCard Corp. ...........       8,800         82,720
+Fargo Electronics..........       2,100         20,433
+Metrologic Instruments
  Inc. .....................         900         29,934
+Stratasys, Inc. ...........       1,700         58,786
                                           ------------
                                                191,873
                                           ------------

Electronics - 0.9%
+II-VI Incorporated.........       3,986         91,997
+Aeroflex Incorporated......      16,412        127,029

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                SHARES        VALUE
                              ----------   ------------
+Avid Technology, Inc. .....       8,394   $    294,378
 BEI Technologies, Inc. ....       2,532         30,384
+Daktronics, Inc. ..........       5,299         86,639
+Drexler Technology
  Corporation...............       3,600         55,800
+EMS Technologies, Inc. ....       4,100         54,407
+FLIR Systems, Inc. ........       9,466        285,400
+Kopin Corporation..........      20,500        125,460
+MRV Communications, Inc. ..      29,379         59,052
+Manufacturers' Services
  Limited...................       2,400         11,640
 Methode Electronics........       9,880        106,210
 Park Electrochemical
   Corp. ...................       5,049        100,728
 Pioneer-Standard
   Electronics, Inc. .......       9,863         83,638
+Read-Rite Corporation......       7,058            459
+Research Frontiers
  Incorporated..............       3,304         46,256
 Richardson Electronics,
   Ltd. ....................         200          1,620
+Semtech Corporation........      16,300        232,275
+Supertex, Inc. ............       1,867         34,297
                                           ------------
                                              1,827,669
                                           ------------

Electronics/Appliances - 0.0%
+Emerson Radio Corporation..       2,900         19,488
                                           ------------

Electronics - Instruments Gauges & Meters - 0.1%
+Itron, Inc. ...............       6,482        139,752
 Keithley Instruments,
   Inc. ....................       2,701         39,029
+Zygo Corporation...........       4,395         35,160
                                           ------------
                                                213,941
                                           ------------

Electronics - Medical Systems - 0.5%
+Bruker Daltonics, Inc. ....       5,387         28,713
+CardioDynamics
  International
  Corporation...............       7,132         24,320
 Datascope Corp. ...........       3,470        102,469
+EPIX Medical, Inc. ........       2,800         39,620
+eResearch Technology,
  Inc. .....................       5,900        130,744
+Haemonetics Corporation....       5,472        102,326
+Hologic, Inc. .............       5,800         76,444
+Intuitive Surgical,
  Inc. .....................       7,962         60,352
+Luminex Corporation........       4,451         22,967
+Possis Medical, Inc. ......       4,588         62,947
+PracticeWorks, Inc. .......       4,800         92,640
+TriPath Imaging, Inc. .....       6,532         44,614
+VISX, Incorporated.........      12,586        218,367

                                SHARES        VALUE
                              ----------   ------------
+Zoll Medical Corporation...       3,061   $    102,727
                                           ------------
                                              1,109,250
                                           ------------

Electronics - Semiconductors/Components - 2.1%
+Actel Corp. ...............       6,816        139,728
+Alliance Semiconductor
  Corporation...............       9,241         44,726
+Artisan Components,
  Inc. .....................       5,500        124,355
+ChipPAC, Inc. .............      13,651        104,703
+Cirrus Logic, Inc. ........      20,500         82,410
+Conexant Systems, Inc. ....      76,600        320,954
+DSP Group, Inc. ...........       8,883        191,251
+ESS Technology, Inc. ......       9,729         94,858
+Exar Corporation...........      11,827        187,221
+Excel Technology, Inc. ....       1,973         45,044
+Genesis Microchip
  Incorporated..............       9,200        124,568
+GlobespanVirata, Inc. .....      32,616        269,082
+IXYS Corporation...........       3,593         28,636
+Integrated Silicon
  Solution, Inc. ...........       8,238         57,172
+Lattice Semiconductor
  Corporation...............      27,900        229,617
+Micrel, Inc. ..............      15,100        157,040
+Microsemi Corporation......       9,245        147,920
+Microtune, Inc. ...........      11,209         35,869
+Monolithic System
  Technology, Inc. .........       5,300         48,018
+ON Semiconductor
  Corporation...............       7,800         21,060
+Oak Technology, Inc. ......      15,768         97,919
+OmniVision Technologies,
  Inc. .....................       6,100        190,320
+Pericom Semiconductor
  Corporation...............       4,993         46,435
+Pixelworks, Inc. ..........       9,564         56,810
+Planar Systems Inc. .......       4,129         80,763
+RF Micro Devices, Inc. ....      52,700        310,930
+SBS Technologies, Inc. ....       3,988         39,206
+SIPEX Corporation..........       6,161         30,189
+Silicon Image, Inc. .......      20,476        114,256
+Silicon Storage Technology,
  Inc. .....................      20,858         87,395
+Siliconix Incorporated.....       1,700         61,370
+Skyworks Solutions,
  Inc. .....................      40,733        275,762
+Three-Five Systems,
  Inc. .....................       5,156         35,576
+Transmeta Corporation......      33,700         53,920
+TriQuint Semiconductor,
  Inc. .....................      39,336        163,638
+Virage Logic Corporation...       2,500         18,100

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                SHARES        VALUE
                              ----------   ------------
+Vitesse Semiconductor
  Corporation...............      59,800   $    294,216
+White Electronic Designs
  Corporation...............       7,000         74,130
+Xicor, Inc. ...............       5,734         35,952
                                           ------------
                                              4,521,119
                                           ------------
Electronics - Technology - 0.9%
+Checkpoint Systems,
  Inc. .....................       9,623        136,165
+Coherent, Inc. ............       8,680        207,712
 Cubic Corporation..........       4,352         96,701
+DRS Technologies, Inc. ....       6,668        186,171
 EDO Corporation............       5,626         99,580
+Herley Industries, Inc. ...       4,200         71,316
+Identix Incorporated.......      25,930        164,656
+Intermagnetics General
  Corporation...............       5,656        112,215
+Kemet Corp. ...............      24,100        243,410
+ScanSource, Inc. ..........       3,200         85,600
 Sypris Solutions, Inc. ....         600          6,198
+The Titan Corporation......      22,200        228,438
+Trimble Navigation
  Limited...................       9,404        215,634
                                           ------------
                                              1,853,796
                                           ------------
Energy - 0.0%
+Pacific Gulf Resources.....       4,517            226
                                           ------------

Energy Equipment - 0.0%
+Global Power Equipment
  Group Inc. ...............       8,500         39,525
+Plug Power Inc. ...........       4,500         21,015
                                           ------------
                                                 60,540
                                           ------------
Energy - Miscellaneous - 0.3%
+FuelCell Energy, Inc. .....      10,026         82,113
 Holly Corporation..........       2,100         57,960
 Penn Virginia Corporation..       2,179         93,697
+TETRA Technologies, Inc. ..       4,661        138,199
+Tesoro Petroleum
  Corporation...............      18,665        128,415
+Veritas DGC Inc. ..........      10,297        118,416
                                           ------------
                                                618,800
                                           ------------

Engineering & Construction - 0.1%
+KFX Inc. ..................       4,100         15,908
+Matrix Service Company.....       3,500         60,025
+Perini Corporation.........       3,000         23,850
+Washington Group
  International, Inc. ......       8,300        182,268
                                           ------------
                                                282,051
                                           ------------

                                SHARES        VALUE
                              ----------   ------------

Engineering & Contracting Services - 0.2%
+Dycom Industries, Inc. ....      13,002   $    211,933
+Integrated Electrical
  Services, Inc. ...........       6,997         50,728
+Quanta Services, Inc. .....      19,700        139,870
+URS Corporation............       4,677         91,014
                                           ------------
                                                493,545
                                           ------------

Entertainment - 0.5%
+AMC Entertainment Inc. ....       9,200        105,248
+Alliance Gaming
  Corporation...............      13,400        253,394
+Boca Resorts, Inc. (Class
  A)........................       6,657         86,541
+Carmike Cinemas, Inc. .....         200          4,544
 Dover Motorsports, Inc. ...       4,240         17,384
+Gaylord Entertainment
  Company...................       4,755         93,055
+Hollywood Entertainment
  Corporation...............      15,707        270,160
+LodgeNet Entertainment
  Corporation...............       3,072         33,638
+Movie Gallery, Inc. .......       7,115        131,272
 Speedway Motorsports,
   Inc. ....................       3,355         89,914
                                           ------------
                                              1,085,150
                                           ------------

Environmental Services - 0.0%
+Clean Harbors, Inc. .......       3,600         34,308
+Duratek, Inc. .............         300          2,379
                                           ------------
                                                 36,687
                                           ------------

Fertilizers - 0.1%
 IMC Global Inc. ...........      34,300        230,153
                                           ------------

Finance Companies - 0.2%
 American Home Mortgage
   Holdings, Inc. ..........       4,300         84,194
+Credit Acceptance
  Corporation...............       2,849         28,746
+Saxon Capital, Inc. .......       8,000        139,040
+World Acceptance
  Corporation...............       5,700         92,796
                                           ------------
                                                344,776
                                           ------------

Finance - Rental/Leasing - 0.10%
+Accredited Home Lenders
  Holding Company...........       3,500         67,235
 Medallion Financial
   Corp. ...................       1,700         11,849
+United Panam Financial
  Corp......................       2,500         30,875
                                           ------------
                                                109,959
                                           ------------

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                SHARES        VALUE
                              ----------   ------------
Financial Conglomerates - 0.0%
 Sanders Morris Harris Group
   Inc. ....................       1,000   $      9,140
                                           ------------

Financial Data Processing Services & Systems - 0.8%
+Advent Software, Inc. .....      10,300        176,336
+CCC Information Services
  Group Inc. ...............       3,506         50,837
+CompuCredit Corporation....       3,289         39,961
+Digital Insight
  Corporation...............       8,630        164,402
+eFunds Corporation.........      13,788        158,976
+eSPEED, Inc. (Class A).....       7,323        144,702
+Hypercom Corporation.......       7,600         31,540
+The InterCept Group,
  Inc. .....................       6,743         56,371
 John H. Harland Company....       8,182        214,041
+Kronos, Inc. ..............       5,866        298,051
 NDCHealth Corporation......      10,264        188,344
+National Processing,
  Inc. .....................       1,100         17,688
+PRG-Schultz International,
  Inc. .....................      11,513         67,927
+Portal Software, Inc. .....      31,200         62,400
                                           ------------
                                              1,671,576
                                           ------------

Financial Information Services - 0.1%
+HomeStore.com, Inc. .......      32,400         57,348
+S1 Corporation.............      20,522         82,909
 Value Line, Inc. ..........         400         19,644
                                           ------------
                                                159,901
                                           ------------

Financial - Miscellaneous - 0.80%
 Advanta Corp. (Class B)....       5,000         50,300
+BARRA, Inc. ...............       4,359        155,616
 Cash America International,
   Inc. ....................       5,419         71,639
+Federal Agricultural
  Mortgage Corporation......       2,300         51,405
+Financial Federal
  Corporation...............       3,467         84,595
 LandAmerica Financial
   Group, Inc. .............       5,499        261,203
+LendingTree, Inc. .........       4,400        107,712
 Metris Companies Inc. .....      10,300         57,165
 New Century Financial
   Corporation..............       5,900        257,535
+Sotheby's Holdings, Inc.
  (Class A).................      11,536         85,828
 Sterling Bancorp...........       2,328         64,928
+Stewart Information
  Services Corporation......       4,322        120,368
+Triad Guaranty Inc. .......       2,276         86,374

                                SHARES        VALUE
                              ----------   ------------
+WFS Financial Inc. ........       2,947   $     98,754
 WSFS Financial
   Corporation..............       2,291         87,974
                                           ------------
                                              1,641,396
                                           ------------

Financial Publishing/Services - 0.0%
+MarketWatch.com, Inc. .....         400          3,344
+TheStreet.com, Inc. .......       5,700         26,847
+Tradestation Group Inc. ...       6,300         64,197
                                           ------------
                                                 94,388
                                           ------------

Food Retail - 0.0%
+The Pantry, Inc. ..........         700          5,523
+The Penn Traffic Company...         300             45
                                           ------------
                                                  5,568
                                           ------------

Food - Specialty/Candy - 0.0%
+John B. Sanfilippo & Son
  Inc. .....................       2,500         40,800
+M & F Worldwide Corp. .....         600          4,320
                                           ------------
                                                 45,120
                                           ------------

Foods - 1.0%
+American Italian Pasta
  Company (Class A).........       4,434        184,676
+Aurora Food Inc. ..........         300            105
+Chiquita Brands
  International, Inc. ......       9,300        134,850
 Flowers Foods, Inc. .......       9,557        188,836
+Hain Celestial Group,
  Inc. .....................       7,557        120,836
+Horizon Organic Holding
  Corporation...............       2,800         66,724
+International Multifoods...       5,144        117,849
 Interstate Bakeries
   Corporation..............      12,828        162,916
+J & J Snack Foods Corp. ...       1,800         56,934
 Lance, Inc. ...............       7,300         66,649
+Maui Land & Pineapple
  Company, Inc. ............       1,063         23,896
+NBTY Inc. .................      16,014        337,255
 Natures Sunshine Products,
   Inc. ....................       2,600         20,826
 Pilgrim's Pride
   Corporation..............       2,969         28,710
+Ralcorp Holdings, Inc. ....       8,495        212,035
 Riviana Foods Inc. ........       1,787         48,088
 Sanderson Farms, Inc. .....       1,500         42,150
 Seaboard Corporation.......          12          2,484
 Sensient Technologies
   Corporation..............      12,657        290,984
                                           ------------
                                              2,106,803
                                           ------------

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                SHARES        VALUE
                              ----------   ------------
Forest Products - 0.4%
 Deltic Timber Corporation..       3,109   $     88,451
 Longview Fibre Company.....      15,121        123,992
+Louisiana-Pacific
  Corporation...............      32,709        354,566
 Pope & Talbot, Inc. .......       4,644         51,316
 Potlatch Corporation.......       7,797        200,773
 Universal Forest Products,
   Inc. ....................       4,134         86,566
                                           ------------
                                                905,664
                                           ------------

Forms & Bulk Printing Services - 0.1%
 Ennis Business Forms,
   Inc. ....................       3,300         48,015
 New England Business
   Services, Inc. ..........       2,607         78,210
 The Standard Register
   Company..................       3,945         65,014
                                           ------------
                                                191,239
                                           ------------

Funeral Parlors & Cemeteries - 0.1%
+Alderwoods Group, Inc. ....       9,400         51,324
+Stewart Enterprises, Inc.
  (Class A).................      26,424        113,623
                                           ------------
                                                164,947
                                           ------------

Gas Distributors - 0.0%
 Chesapeake Utilities
   Corporation..............       2,600         58,760
                                           ------------
Glass - 0.0%
 Apogee Enterprises,
   Inc. ....................       8,700         78,474
                                           ------------

Gold - 0.1%
 Royal Gold, Inc. ..........       5,500        118,195
                                           ------------

Health Care Facilities - 0.5%
+American Healthways,
  Inc. .....................       4,350        157,122
+Beverly Enterprises,
  Inc. .....................      26,926         94,241
+Genesis Health Ventures,
  Inc. .....................       7,100        125,315
+Kindred Healthcare,
  Inc. .....................       4,300         76,712
+LifePoint Hospitals,
  Inc. .....................      11,800        249,098
+National Healthcare
  Corporation...............       1,900         37,392
+Specialty Laboratories,
  Inc. .....................       1,824         18,696
+Sunrise Assisted Living,
  Inc. .....................       5,237        117,204
+United Surgical Partners
  International, Inc. ......       4,900        110,691
                                           ------------
                                                986,471
                                           ------------

                                SHARES        VALUE
                              ----------   ------------

Health Care Management Services - 1.1%
+AMERIGROUP Corporation.....       5,500   $    204,600
+Allscripts Healthcare
  Solutions, Inc. ..........       6,741         24,739
+American Medical Security
  Group, Inc. ..............       2,600         49,660
+AmSurg Corp. ..............       5,900        179,950
+Centene Corporation........       3,400        132,260
+Cerner Corporation.........       8,400        191,520
+Cobalt Corporation.........       5,900        121,245
 Computer Programs and
   Systems, Inc. ...........       1,500         30,015
+CorVel Corporation.........       1,257         45,252
+DVI, Inc. .................       6,207         28,987
+Eclipsys Corporation.......      10,031        104,724
 Hooper Holmes, Inc. .......      14,497         93,361
+MIM Corporation............       8,500         55,505
+MedQuist Inc. .............       2,196         44,447
+Omnicell, Inc. ............       3,000         30,720
+Orthodontic Centers of
  America, Inc. ............      13,200        105,732
+Pediatrix Medical Group,
  Inc. .....................       7,000        249,550
+Per-Se Technologies,
  Inc. .....................       8,698         97,679
+Select Medical
  Corporation...............       6,000        148,980
+Sierra Health Services,
  Inc. .....................       6,926        138,520
+US Oncology, Inc. .........      22,623        167,184
+VitalWorks Inc. ...........      11,100         43,845
                                           ------------
                                              2,288,475
                                           ------------

Health Care Services - 0.5%
+Accredo Health,
  Incorporated..............      13,500        292,275
+Alliance Imaging, Inc. ....       2,300         10,120
+Dynacq International,
  Inc. .....................       1,652         27,754
+Gentiva Health Services,
  Inc. .....................       9,590         86,310
+Healthcare Services Group,
  Inc. .....................       2,600         36,738
+IDX Systems Corporation....       4,927         76,467
+IMPATH Inc. ...............       5,298         74,914
+LabOne, Inc. ..............       3,100         66,836
+Matria Healthcare, Inc. ...       3,600         63,540
+Odyssey Healthcare,
  Inc. .....................       6,000        222,000
+Province Healthcare
  Company...................      13,136        145,416
                                           ------------
                                              1,102,370
                                           ------------

Home Furnishings - 0.0%
 Hooker Furniture
   Corporation..............         300          7,419

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                SHARES        VALUE
                              ----------   ------------
+Select Comfort
  Corporation...............       5,300   $     87,132
                                           ------------
                                                 94,551
                                           ------------

Homebuilding - 0.5%
+Beazer Homes USA, Inc. ....       4,117        343,770
 Brookfield Homes
   Corporation..............       3,300         50,886
+Dominion Homes, Inc. ......       1,900         45,315
 M/I Schottenstein Homes,
   Inc. ....................       3,600        153,648
+Meritage Corporation.......       2,200        108,372
 Standard Pacific Corp. ....       9,530        316,015
+Technical Olympic USA,
  Inc. .....................         700         16,541
+William Lyon Homes, Inc. ..         700         22,295
                                           ------------
                                              1,056,842
                                           ------------

Hotel/Motel - 0.3%
+Choice Hotels
  International, Inc. ......       5,779        157,824
+Extended Stay America,
  Inc. .....................      19,500        263,055
 Marcus Corporation.........       5,079         75,931
+Prime Hospitality Corp. ...      13,090         87,834
+Wyndham International,
  Inc. .....................       1,000            440
                                           ------------
                                                585,084
                                           ------------

Household Furnishings - 0.0%
 American Woodmark
   Corporation..............       1,600         74,496
 Bassett Furniture
   Industries,
   Incorporated.............       2,400         31,872
+The Bombay Company,
  Inc. .....................       9,900        105,237
+Department 56, Inc. .......       2,300         35,259
 Haverty Furniture
   Companies, Inc. .........       4,636         81,130
 Libbey, Inc. ..............       4,588        104,148
 Oneida Ltd. ...............       6,664         44,982
 Stanley Furniture Company,
   Inc. ....................       1,400         38,374
                                           ------------
                                                515,498
                                           ------------

Household/Personal Care - 0.0%
+USANA Health Sciences,
  Inc. .....................       1,600         70,720
                                           ------------

Identification Control & Filter Devices - 1.0%
+Advanced Energy Industries,
  Inc. .....................       5,112         72,846

                                SHARES        VALUE
                              ----------   ------------
+Artesyn Technologies,
  Inc. .....................      11,367   $     63,769
+ASystemsTechnologies,
  Inc. .....................      11,341         75,871
 C&D Technologies, Inc. ....       5,994         86,074
+CUNO Incorporated..........       4,431        160,048
+ESCO Technologies Inc. ....       3,966        174,504
+Flowserve Corporation......      12,900        253,743
 The Gorman-Rupp Company....       1,400         33,600
 IDEX Corporation...........       8,181        296,479
 Mine Safety Appliances
   Company..................       1,742         75,986
+Paxar Corporation..........       9,682        106,502
 Robbins & Myers, Inc. .....       3,212         59,422
 Roper Industries, Inc. ....       8,321        309,541
+Veeco Instruments Inc. ....       6,727        114,561
+Vicor Corporation..........       5,696         54,682
 Watts Industries, Inc.
   (Class A)................       4,336         77,398
 X-Rite, Incorporated.......       5,917         58,637
                                           ------------
                                              2,073,663
                                           ------------

Industrial Machinery - 0.1%
+Enpro Industries Inc. .....       4,300         45,967
+Rofin-Sinar Technologies,
  Inc. .....................       4,300         60,759
                                           ------------
                                                106,726
                                           ------------

Industrial Specialties - 0.0%
+Ceradyne Inc. .............       2,900         53,940
                                           ------------

Information Technology Services - 0.2%
+Epicor Software
  Corporation...............       9,100         54,509
+MTC Technologies, Inc. ....       1,100         25,850
+QAD Inc. ..................       1,700         12,614
+Veridian Corporation.......       7,100        247,719
                                           ------------
                                                340,692
                                           ------------

Insurance Brokers/Services - 0.0%
+U.S.I. Holdings
  Corporation...............       5,000         58,500
                                           ------------

Insurance - Life - 0.6%
 AmerUs Group Co. ..........      12,300        346,737
+Citizens, Inc. ............       6,155         44,747
 Delphi Financial Group,
   Inc. (Class A)...........       4,680        219,024
 Financial Industries
   Corporation..............       3,800         56,012
 Great American Financial
   Resources, Inc. .........       2,133         27,964

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                SHARES        VALUE
                              ----------   ------------
 Kansas City Life Insurance
   Company..................       1,042   $     43,868
+National Western Life
  Insurance Company (Class
  A)........................         662         73,105
 The Phoenix Companies,
   Inc. ....................      25,900        233,877
 Presidential Life
   Corporation..............       7,293        102,904
+Universal American
  Financial Corp. ..........       6,800         43,316
                                           ------------
                                              1,191,554
                                           ------------
Insurance - Multiline - 0.6%
 Alfa Corporation...........       9,940        126,337
+Allmerica Financial
  Corporation...............      14,600        262,654
 CNA Surety Corporation.....       3,086         30,397
 Crawford & Company (Class
   B).......................       6,309         30,977
 EMC Insurance Group,
   Inc. ....................         100          1,853
 FBL Financial Group, Inc.
   (Class A)................       2,425         48,864
+HealthExtras, Inc. ........       3,300         25,806
 Hilb, Rogal and Hamilton
   Company..................       8,906        303,160
 Horace Mann Educators
   Corporation..............      11,568        186,592
 Independence Holding
   Company..................       1,000         21,110
+PICO Holdings, Inc. .......       3,297         42,861
+UICI.......................      10,939        164,851
 Zenith National Insurance
   Corp. ...................       3,337         95,105
                                           ------------
                                              1,340,567
                                           ------------
Insurance - Property/Casualty - 1.1%
 21st Century Insurance
   Group....................       6,800         97,240
+American Physicians
  Capital, Inc. ............       2,571         62,347
 Argonaut Group, Inc. ......       6,166         76,027
 Baldwin & Lyons, Inc.
   (Class B)................       2,432         57,760
 The Commerce Group,
   Inc. ....................       6,645        240,549
 Fremont General
   Corporation..............      17,961        246,066
 Harleysville Group Inc. ...       8,262        190,191
 The Midland Company........       1,858         41,266
 NYMAGIC, Inc. .............       1,400         28,364
+The Navigators Group,
  Inc. .....................       1,200         35,784
+Ohio Casualty Corporation..      18,015        237,438

                                SHARES        VALUE
                              ----------   ------------
 PMA Capital Corporation
   (Class A)................       8,006   $    100,635
+Philadelphia Consolidated
  Holding Corp. ............       4,556        184,062
+ProAssurance Corporation...       7,023        189,551
 RLI Corp. .................       4,654        153,117
 Selective Insurance Group,
   Inc. ....................       8,811        220,716
 State Auto Financial
   Corporation..............       2,812         63,129
 United Fire & Casualty
   Company..................       1,500         48,735
                                           ------------
                                              2,272,977
                                           ------------

Internet - 0.0%
+USinternetworking, Inc. ...       4,300             --
                                           ------------

Internet Retail - 0.0%
+FTD, Inc. (Class A)........         100          2,024
                                           ------------

Internet Software/Services - 0.4%
+Ask Jeeves, Inc. ..........       9,300        126,945
+BroadVision, Inc. .........       5,700         31,635
+CMGI Inc. .................     100,000        151,000
+Ecollege.Com...............       4,600         52,256
+InfoSpace, Inc. ...........       6,700         91,656
+Kana Software, Inc. .......       4,100         12,464
+Lionbridge Technologies
  Inc. .....................       8,800         44,792
+MicroStrategy Incorporated
  (Class A).................       3,100        113,522
+Opsware, Inc. .............      11,500         46,115
+Sohu Com Inc. .............       4,600        156,400
+Stellent, Inc. ............       2,900         15,660
+Support.com, Inc. .........       9,300         60,264
                                           ------------
                                                902,709
                                           ------------

Investment Banks/Brokers - 0.0%
+First Albany Companies
  Inc. .....................       3,600         43,452
                                           ------------

Investment Management Companies - 0.3%
+Affiliated Managers Group,
  Inc. .....................       6,600        402,270
+Gabelli Asset Management
  Inc. (Class A)............       1,996         72,056
 Gladstone Capital
   Corporation..............       1,500         30,945
 MCG Capital Corporation....       6,700         97,150
                                           ------------
                                                602,421
                                           ------------

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                SHARES        VALUE
                              ----------   ------------
Jewelry Watches & Gemstones - 0.1%
+Fossil, Inc. ..............       7,355   $    173,284
 Friedman's Inc. (Class
   A).......................       6,400         72,768
 Movado Group, Inc. ........       1,700         36,975
                                           ------------
                                                283,027
                                           ------------

Leisure Time - 0.6%
 Action Performance
   Companies, Inc. .........       4,700         89,300
+Bally Total Fitness Holding
  Corporation...............       8,841         79,834
 Callaway Golf Company......      17,800        235,316
+K2 Inc. ...................       8,300        101,675
+Penn National Gaming,
  Inc. .....................       9,978        205,048
+SCP Pool Corporation.......       5,673        195,151
+Six Flags, Inc. ...........      25,100        170,178
+Steinway Musical
  Instruments, Inc. ........       2,600         40,040
 Sturm, Ruger & Company,
   Inc. ....................       6,278         62,780
+Vail Resorts, Inc. ........       4,256         57,328
+West Marine, Inc. .........       4,300         75,293
                                           ------------
                                              1,311,943
                                           ------------

Machine Tools - 0.1%
 Lincoln Electric Holdings,
   Inc. ....................       9,092        185,568
                                           ------------

Machinery & Engineering - 0.1%
 Applied Industrial
   Technologies, Inc. ......       6,107        128,858
                                           ------------

Machinery - Agricultural - 0.0%
 Alamo Group Inc. ..........         500          6,110
 Lindsay Manufacturing
   Co. .....................       3,513         81,572
                                           ------------
                                                 87,682
                                           ------------

Machinery  - Construction & Handling - 0.3%
+Astec Industries, Inc. ....       4,717         41,132
 The Manitowoc Co., Inc. ...       7,811        174,185
 NACCO Industries, Inc.
   (Class A)................       1,387         81,750
 Stewart & Stevenson
   Services, Inc. ..........       9,424        148,428
+Terex Corporation..........      12,743        248,743
                                           ------------
                                                694,238
                                           ------------

Machinery - Engines - 0.1%
 Briggs & Stratton
   Corporation..............       6,059        305,980
                                           ------------

                                SHARES        VALUE
                              ----------   ------------

Machinery - Industrial/Specialty - 0.7%
+Actuant Corporation (Class
  A)........................       3,100   $    146,692
+Gardner Denver Inc. .......       3,757         76,868
+Joy Global Inc. ...........      14,100        208,257
+Kadant Inc. ...............       2,570         48,188
 Kennametal Inc. ...........       9,903        335,118
 Milacron Inc. .............       8,672         42,406
 Nordson Corporation........       6,710        160,034
+SureBeam Corporation (Class
  A)........................      19,786         52,433
 Tecumseh Products Company
   (Class A)................       5,328        204,116
 Tennant Company............       2,637         96,910
 Thomas Industries Inc. ....       2,799         75,713
 Woodward Governor
   Company..................       2,593        111,499
                                           ------------
                                              1,558,234
                                           ------------

Machinery - Oil Well Equipment & Service - 0.9%
 CARBO Ceramics Inc. .......       2,468         91,933
+Cal Dive International,
  Inc. .....................      11,337        247,147
+Dril-Quip, Inc. ...........       1,688         30,722
+Global Industries, Ltd. ...      24,300        117,126
+Gulf Island Fabrication,
  Inc. .....................       1,917         32,436
+Hanover Compressor
  Company...................      13,900        157,070
+Horizon Offshore, Inc. ....      10,685         53,211
+Hydril Company.............       4,100        111,725
+Input/Output, Inc. ........      13,046         70,187
 Lufkin Industries, Inc. ...       2,600         63,310
+Newpark Resources, Inc. ...      21,420        117,382
+Oceaneering International,
  Inc. .....................       6,704        171,287
+Oil States International,
  Inc. .....................       5,700         68,970
+Parker Drilling Company....      29,181         84,917
 RPC, Inc. .................       3,200         35,200
+SEACOR SMIT Inc. ..........       5,008        182,742
+Superior Energy Services,
  Inc. .....................      12,005        113,807
+Universal Compression
  Holdings, Inc. ...........       4,726         98,584
+W-H Energy Services,
  Inc. .....................       7,657        149,158
                                           ------------
                                              1,996,914
                                           ------------

Machinery - Specialty - 0.2%
+Applied Films Corporation..       3,100         80,228
 Cascade Corporation........       1,800         31,320

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                SHARES        VALUE
                              ----------   ------------
 Engineered Support Systems,
   Inc. ....................       3,950   $    165,308
 Helix Technology
   Corporation..............       7,861        104,001
 JLG Industries, Inc. ......      10,698         72,746
+Semitool, Inc. ............       3,441         16,964
                                           ------------
                                                470,567
                                           ------------

Major Banks - 0.1%
+CNB Financial Corporation..         600         26,664
 Exchange National
   Bancshares, Inc. ........         400         22,388
+Greene County Bancshares
  Inc. .....................       1,100         23,265
+Heartland Financial USA
  Inc. .....................       2,200         70,400
 National Bankshares
   Inc. ....................         500         19,775
 Shore Bancshares Inc. .....         900         27,675
 Sierra Bancorp.............         100          1,411
+Virginia Commerce Bancorp,
  Inc. .....................         300          5,865
+Western Sierra Bancorp.....       1,600         52,464
 Yadkin Valley Bank & Trust
   Company..................       1,000         16,080
                                           ------------
                                                265,987
                                           ------------

Major Telecommunications - 0.0%
+Primus Telecommunications
  Group, Incorporated.......      15,100         77,614
                                           ------------

Manufactured Housing - 0.1%
+Champion Enterprises,
  Inc. .....................      15,427         79,912
+Palm Harbor Homes, Inc. ...       4,005         75,855
 Skyline Corporation........       1,401         42,030
                                           ------------
                                                197,797
                                           ------------

Manufacturing - 0.2%
 Federal Signal
   Corporation..............      14,159        248,774
+Rayovac Corporation........       8,964        116,084
 Standex International
   Corporation..............       3,231         67,851
                                           ------------
                                                432,709
                                           ------------

Marine Shipping - 0.0%
 Maritrans Inc. ............         600          8,790
+Seabulk International,
  Inc. .....................       1,700         14,824
                                           ------------
                                                 23,614
                                           ------------

Medical & Dental Instruments & Supplies - 3.0%
+ALARIS Medical, Inc. ......       4,000         51,800

                                SHARES        VALUE
                              ----------   ------------
+Advanced Medical Optics,
  Inc. .....................       9,800   $    167,090
+Advanced Neuromodulation
  Systems, Inc. ............       3,300        170,841
+Align Technology, Inc. ....      12,100        151,855
+American Medical Systems
  Holdings, Inc. ...........       6,500        109,655
 Arrow International,
   Inc. ....................       2,954        130,419
+Biosite Diagnostics
  Incorporated..............       3,349        161,087
+CONMED Corporation.........       8,528        155,721
+Cantel Medical Corp. ......         900         12,078
+Cardiac Science, Inc. .....      15,200         40,736
+Cepheid, Inc. .............      10,900         53,846
+Cerus Corporation..........       5,825         43,862
+Cholestech Corporation.....       2,900         28,623
+Closure Medical
  Corporation...............       1,513         28,565
+Conceptus, Inc. ...........       5,100         71,655
 Cooper Companies, Inc. ....       9,184        319,328
+CryoLife, Inc. ............       6,028         62,390
+Cyberonics, Inc. ..........       6,469        139,148
+Cytyc Corporation..........      31,900        336,545
+DJ Orthopedics
  Incorporated..............         600          6,576
 Diagnostic Products
   Corporation..............       5,500        225,775
+ICU Medical, Inc. .........       3,750        116,813
+IGEN International,
  Inc. .....................       5,276        165,666
+INAMED Corporation.........       5,627        302,114
+Immucor, Inc. .............       3,500         76,265
 Invacare Corp. ............       7,722        254,826
+Inverness Medical
  Innovations, Inc. ........       2,340         45,162
+Kyphon Inc. ...............       4,200         63,504
 Landauer, Inc. ............       1,778         74,374
 Mentor Corporation.........      12,144        235,351
+Merit Medical Systems,
  Inc. .....................       4,600         91,908
+Molecular Devices
  Corporation...............       4,437         70,593
+Ocular Sciences, Inc. .....       5,914        117,393
+OraSure Technologies,
  Inc. .....................       9,459         70,564
+OrthoLogic Corp. ..........      12,800         58,752
 Owens & Minor, Inc. .......       9,298        207,810
+PSS World Medical, Inc. ...      23,073        132,670
 PolyMedica Corporation.....       3,057        139,980
+Sola International Inc. ...       6,300        109,620
+SonoSite, Inc. ............       4,915         98,054
+SurModics, Inc. ...........       4,663        142,222
+Sybron Dental Specialties,
  Inc. .....................      10,300        243,080

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                SHARES        VALUE
                              ----------   ------------
+Techne Corporation.........      12,129   $    367,994
+Theragenics Corporation....       6,932         29,808
+Therasense, Inc. ..........       7,100         71,000
+Thoratec Laboratories
  Corporation...............      13,547        201,850
+Ventana Medical Systems,
  Inc. .....................       2,980         80,996
+Viasys Healthcare Inc. ....       6,800        140,760
 Vital Signs, Inc. .........       2,424         62,927
 West Pharmaceutical
   Services, Inc. ..........       3,638         89,131
+Wright Medical Group,
  Inc. .....................       4,700         89,300
+Young Innovations, Inc. ...         600         17,100
                                           ------------
                                              6,435,182
                                           ------------

Medical Services - 0.4%
+Covance Inc. ..............      18,391        332,877
+Curative Health Services,
  Inc. .....................       4,100         69,700
+Hanger Orthopedic Group,
  Inc. .....................       4,800         54,960
+Option Care, Inc. .........       5,181         59,737
+PAREXEL International
  Corporation...............       8,097        112,952
+RehabCare Group, Inc. .....       5,795         84,897
+U.S. Physical Therapy,
  Inc. .....................       3,550         45,369
+VCA Antech, Inc. ..........       7,900        154,603
                                           ------------
                                                915,095
                                           ------------

Medical Specialties - 0.5%
+Aspect Medical Systems,
  Inc. .....................       1,100          8,118
+Biolase Technology Inc. ...       6,600         71,214
+CTI Molecular Imaging,
  Inc. .....................       6,400        119,360
+Candela Corporation........       3,600         41,688
+Dade Behring Holdings
  Inc. .....................      10,900        246,449
+Exactech Inc. .............         900         13,041
+I-STAT Corporation.........       3,100         27,342
+Laserscope.................       5,000         39,950
+Medical Action Industries
  Inc. .....................       3,600         58,536
 Meridian Bioscience,
   Inc. ....................       4,600         43,148
+Novoste Corporation........       3,000         18,030
+Osteotech, Inc. ...........       5,500         74,745
+Retractable Technologies
  Inc. .....................         500          4,245
+STAAR Surgical Company.....       6,100         70,577
+Savient Pharmaceuticals
  Inc. .....................      17,467         81,047

                                SHARES        VALUE
                              ----------   ------------
+Synovis Life Technologies,
  Inc. .....................       3,200   $     62,400
                                           ------------
                                                979,890
                                           ------------

Metal Fabricating - 0.7%
 CIRCOR International,
   Inc. ....................       2,400         42,792
 Commercial Metals
   Company..................       7,378        131,255
+Encore Wire Corporation....       2,500         23,750
 Kaydon Corp. ..............       9,226        191,901
+Lone Star Technology.......       7,958        168,550
 Material Sciences
   Corporation..............       4,000         38,800
+Maverick Tube Corporation..      12,363        236,751
 NN, Inc. ..................       5,065         64,123
+NS Group, Inc. ............       3,855         37,586
 Penn Engineering &
   Manufacturing Corp. .....       2,256         30,794
 Quanex Corporation.........       4,805        142,805
+RTI International Metals,
  Inc. .....................       4,513         48,876
 Reliance Steel & Aluminum
   Co. .....................       6,947        143,803
 Ryerson Tull, Inc. ........       4,893         42,960
+SPS Technologies, Inc. ....       2,444         66,086
+The Shaw Group Inc. .......       9,900        119,295
 Valmont Industries,
   Inc. ....................       3,658         71,185
                                           ------------
                                              1,601,312
                                           ------------

Metals & Minerals Miscellaneous - 0.3%
 AMCOL International
   Corporation..............       4,473         35,784
+Brush Engineered Materials
  Inc. .....................       5,711         47,687
+Cleveland-Cliffs Inc. .....       3,659         65,313
+GrafTech International
  Ltd. .....................      15,144         82,535
+Hecla Mining Company.......      34,600        146,358
+Liquidmetal Technologies...       4,700         24,111
 Minerals Technologies,
   Inc. ....................       5,553        270,209
+Stillwater Mining Company..      11,317         58,169
                                           ------------
                                                730,166
                                           ------------

Milling - Fruit & Grain Processing - 0.2%
 Corn Products
   International, Inc. .....      10,689        320,991
                                           ------------

Miscellaneous - 0.0%
+Enstar Group Inc. .........         300         11,895
                                           ------------

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                SHARES        VALUE
                              ----------   ------------
Miscellaneous Commercial Services - 0.2%
+Concur Technologies,
  Inc. .....................       7,900   $     79,553
+DigitalThink, Inc. ........       6,700         21,909
 Gevity HR, Inc. ...........       5,300         62,646
+Portfolio Recovery
  Associates, Inc. .........       3,800        119,358
+SM&A.......................       4,700         53,110
+Saflink Corporation........       9,400         59,596
+The Source Information
  Management Company........       5,500         41,745
                                           ------------
                                                437,917
                                           ------------

Miscellaneous Manufacturing - 0.1%
 BHA Group Holdings, Inc. ..       2,100         41,916
+Gundle/SLT Environmental,
  Inc. .....................         400          5,448
 Raven Industries Inc. .....       2,900         58,203
 United Capital Corp. ......         900         31,320
                                           ------------
                                                136,887
                                           ------------

Miscellaneous Materials & Commodities - 0.2%
+Lydall, Inc. ..............       2,800         29,960
+Symyx Technologies.........       6,879        112,265
 WD-40 Company..............       5,689        162,421
                                           ------------
                                                304,646
                                           ------------

Miscellaneous Materials & Processing - 0.2%
+Insituform Technologies,
  Inc. (Class A)............       7,838        138,576
+Rogers Corporation.........       4,555        151,682
 USEC Inc. .................      22,859        160,470
                                           ------------
                                                450,728
                                           ------------

Multi-Sector Companies - 0.4%
+FMC Corporation............       9,500        214,985
 GenCorp Inc. ..............       9,271         82,419
+Jacuzzi Brands, Inc. ......      24,450        129,341
 Kaman Corp. (Class A)......       6,494         75,915
+Sequa Corporation (Class
  A)........................       1,065         36,530
 Trinity Industries,
   Inc. ....................      10,050        186,026
 Walter Industries, Inc. ...       7,402         86,974
                                           ------------
                                                812,190
                                           ------------

Office Furniture & Business Equipment - 0.2%
+General Binding
  Corporation...............         900         10,800
+Imagistics International
  Inc. .....................       4,624        119,299

                                SHARES        VALUE
                              ----------   ------------
 Kimball International
   (Class B)................       7,974   $    124,394
+Presstek, Inc. ............      11,340         70,648
                                           ------------
                                                325,141
                                           ------------

Offshore Drilling - 0.0%
+Atwood Oceanics, Inc. .....       2,327         63,178
                                           ------------

Oil & Gas Production - 0.1%
+Clayton Williams Energy,
  Inc. .....................       1,900         35,112
+KCS Energy, Inc. ..........       7,600         40,964
+McMoRan Exploration Co. ...       2,500         27,850
+PetroCorp Incorporated.....         500          5,575
                                           ------------
                                                109,501
                                           ------------

Oil - Crude Producers - 2.2%
 Berry Petroleum Company
   (Class A)................       3,701         66,433
 Cabot Oil & Gas Corporation
   (Class A)................       7,974        220,162
+Cimarex Energy Co. ........      11,300        268,375
+Comstock Resources, Inc. ..      10,057        137,580
+Denbury Resources Inc. ....      11,770        158,071
+Encore Acquisition
  Company...................       1,500         28,725
+Energy Partners, Ltd. .....       6,200         71,610
+Evergreen Resources,
  Inc. .....................       5,296        287,626
+Forest Oil Corporation.....      12,800        321,536
 Frontier Oil Corporation...       8,715        132,468
+Grey Wolf, Inc. ...........      47,443        191,670
+Harvest Natural Resources,
  Inc. .....................       7,700         49,049
+The Houston Exploration
  Company...................       3,383        117,390
+Magnum Hunter Resources,
  Inc. .....................      19,872        158,777
+The Meridian Resource
  Corporation...............      13,311         62,961
+Nuevo Energy Company.......       6,411        111,872
 Patina Oil & Gas
   Corporation..............       9,157        294,398
+Plains Exploration &
  Production Company........      10,487        113,364
+Plains Resources Inc. .....       6,850         96,928
+Prima Energy Corporation...       2,743         57,274
+Quicksilver Resources
  Inc. .....................       2,810         67,300
+Range Resources
  Corporation...............      12,637         79,234
+Remington Oil & Gas
  Corporation...............       6,920        127,190

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                SHARES        VALUE
                              ----------   ------------
 Resource America, Inc.
   (Class A)................       4,349   $     45,012
+Spinnaker Exploration
  Company...................       6,787        177,819
 St. Mary Land & Exploration
   Company..................       8,926        243,680
+Stone Energy Corporation...       6,578        275,750
+Swift Energy Company.......       7,917         87,087
+Tom Brown, Inc. ...........      10,115        281,096
+Unit Corporation...........      10,808        225,995
 Vintage Petroleum, Inc. ...      14,583        164,496
                                           ------------
                                              4,720,928
                                           ------------

Other Consumer Services - 0.1%
+autobytel.com inc..........      10,100         60,297
+Ambassadors International,
  Inc. .....................         200          2,400
+Bankrate, Inc. ............         500          6,060
+E-LOAN, Inc. ..............      15,100         83,654
                                           ------------
                                                152,411
                                           ------------

Packaged Software - 0.0%
+Ansoft Corporation.........         600          6,330
+Convera Corporation........         700          2,744
+Group 1 Software, Inc. ....       1,900         34,827
+Mobius Management
  Solutions.................         700          5,292
+Puma Technology, Inc. .....       7,400         25,160
                                           ------------
                                                 74,353
                                           ------------

Paints & Coatings - 0.2%
 Ferro Corporation..........      10,476        236,024
 H.B. Fuller Company........       8,340        183,647
                                           ------------
                                                419,671
                                           ------------
Paper - 0.3%
 Albany International Corp.
   (Class A)................       7,026        192,512
+Buckeye Technologies
  Inc. .....................       6,998         47,586
+Caraustar Industries,
  Inc. .....................       8,874         71,081
 Chesapeake Corporation.....       4,092         89,410
 P.H. Glatfelter Company....       6,901        101,790
 Rock-Tenn Company (Class
   A).......................       5,880         99,666
 Wausau - Mosinee Paper
   Corporation..............      10,942        122,550
                                           ------------
                                                724,595
                                           ------------

                                SHARES        VALUE
                              ----------   ------------
Personnel Services - 0.0%
+Hudson Highland Group
  Inc. .....................       2,800   $     52,864
                                           ------------

Pharmaceuticals - Generic - 0.0%
+Able Laboratories, Inc. ...       4,400         86,680
                                           ------------

Pharmaceuticals - Other - 0.2%
+CollaGenex Pharmaceuticals,
  Inc. .....................       3,700         49,062
+Hi-Tech Pharmacal Co.,
  Inc. .....................       1,600         65,440
+Hollis-Eden
  Pharmaceuticals, Inc. ....       3,000         37,890
+Inspire Pharmaceuticals,
  Inc. .....................       7,300         78,913
+Inveresk Research Group,
  Inc. .....................       7,900        141,410
                                           ------------
                                                372,715
                                           ------------

Photography - 0.1%
 CPI Corp. .................       3,698         65,270
+Concord Camera Corp. ......       9,274         65,753
                                           ------------
                                                131,023
                                           ------------

Plastics - 0.1%
 Brady Corporation..........       5,147        171,652
 Spartech Corporation.......       5,854        124,163
                                           ------------
                                                295,815
                                           ------------

Pollution Control & Environmental Services - 0.1%
+Headwaters Incorporated....       8,846        129,948
+Ionics, Inc. ..............       5,867        131,245
+TRC Companies, Inc. .......       2,500         36,900
                                           ------------
                                                298,093
                                           ------------

Power Transmission Equipment - 0.1%
Regal-Beloit Corporation....       6,951        132,764
Woodhead Industries,
  Inc. .....................       2,611         32,690
                                           ------------
                                                165,454
                                           ------------

Precious Metals - 0.0%
+Coeur d'Alene Mines
  Corporation...............      54,600         75,894
                                           ------------

Printing & Copying Services - 0.1%
 Bowne & Co., Inc. .........       9,982        130,065
+Mail-Well, Inc. ...........       8,960         22,579
 Schawk, Inc. ..............       2,200         23,056
                                           ------------
                                                175,700
                                           ------------

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                SHARES        VALUE
                              ----------   ------------
Production Technology Equipment - 1.5%
+ATMI, Inc. ................       7,757   $    193,692
+Axcelis Technologies,
  Inc. .....................      29,100        178,092
+Brooks Automation, Inc. ...      12,088        137,078
+Cognex Corporation.........      10,056        224,752
+Credence Systems
  Corporation...............      20,268        171,670
+Cymer, Inc. ...............      10,700        343,149
+Dionex Corporation.........       5,531        219,857
+DuPont Photomasks, Inc. ...       4,308         81,120
+Electro Scientific
  Industries, Inc. .........       8,561        129,785
+Entegris Inc. .............      14,300        192,192
+Esterline Technologies
  Corporation...............       5,190         90,358
+FEI Company................       6,355        119,220
+Kulicke and Soffa
  Industries................      14,656         93,652
+LTX Corporation............      14,603        125,878
 MTS Systems Corporation....       7,500        110,550
+Mattson Technology,
  Inc. .....................       6,099         18,846
+Mykrolis Corporation.......      11,000        111,650
+Photon Dynamics, Inc. .....       4,762        131,574
+Photronics, Inc. ..........       7,979        139,234
+Rudolph Technologies,
  Inc. .....................       4,173         66,601
+Ultratech Stepper, Inc. ...       6,790        125,547
+Varian Semiconductor
  Equipment Associates,
  Inc. .....................       8,842        263,138
                                           ------------
                                              3,267,635
                                           ------------

Property/Casualty Insurance - 0.1%
 Infinity Property &
   Casualty Corporation.....       3,500         82,600
 Penn-America Group, Inc. ..       4,700         52,875
 Safety Insurance Group
   Inc. ....................       1,300         19,123
                                           ------------
                                                154,598
                                           ------------
Publishing - Miscellaneous - 0.3%
 Advanced Marketing
   Services, Inc. ..........       4,281         55,653
 Banta Corporation..........       7,594        245,818
+Consolidated Graphics,
  Inc. .....................       2,500         57,200
 Courier Corporation........         800         41,200
+Information Holdings
  Inc. .....................       4,818         87,929
+Martha Stewart Living
  Omnimedia, Inc. (Class
  A)........................       5,182         48,659
+PRIMEDIA Inc. .............      39,600        120,780

                                SHARES        VALUE
                              ----------   ------------
+Playboy Enterprises,
  Inc. .....................       3,707   $     50,415
+Thomas Nelson, Inc. .......       1,400         17,500
                                           ------------
                                                725,154
                                           ------------

Publishing - Newspapers - 0.2%
 Hollinger International
   Inc. ....................      11,129        119,859
+Journal Register Co. ......       7,933        143,508
 Pulitzer Inc. .............       1,855         91,674
                                           ------------
                                                355,041
                                           ------------

Radio & TV Broadcasters - 0.7%
+Acme Communications,
  Inc. .....................       1,200          9,120
+Beasley Broadcast Group,
  Inc. (Class A)............       2,733         37,387
+Cumulus Media Inc. (Class
  A)........................      11,700        219,609
+Emmis Communications
  Corporation (Class A).....      12,200        282,186
+Fisher Communications,
  Inc. .....................       1,100         53,801
 The Liberty Corporation....       4,454        189,295
+Lin TV Corp. (Class A).....       7,000        164,850
+Paxson Communications
  Corporation...............       8,968         53,718
+Regent Communications,
  Inc. .....................       7,771         45,849
+Saga Communications, Inc.
  (Class A).................       3,433         66,772
+Salem Communications
  Corporation (Class A).....       2,583         51,688
+Shop At Home, Inc. ........       6,300         18,207
+Sinclair Broadcast Group,
  Inc. (Class A)............      12,464        144,707
+Spanish Broadcasting
  System, Inc. (Class A)....      11,184         91,150
 World Wrestling Federation
   Entertainment, Inc. .....       2,568         26,425
+Young Broadcasting Inc.
  (Class A).................       4,408         93,141
                                           ------------
                                              1,547,905
                                           ------------

Railroad Equipment - 0.1%
 Wabtec Corporation.........       8,539        118,777
                                           ------------

Railroads - 0.2%
 Florida East Coast
   Industries, Inc. ........       5,181        132,375
+Genesee & Wyoming Inc.
  (Class A).................       2,600         53,482

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                SHARES        VALUE
                              ----------   ------------
+Kansas City Southern
  Industries, Inc. .........      19,176   $    230,687
+RailAmerica, Inc. .........       7,802         65,927
                                           ------------
                                                482,471
                                           ------------

Real Estate - 0.2%
+Avatar Holdings Inc. ......       1,300         39,260
+Insignia Financial Group,
  Inc. .....................       7,972         88,569
+Jones Lang Lasalle Inc. ...       9,208        145,486
+Tejon Ranch Co. ...........       1,315         39,582
+Trammell Crow Company......       6,978         74,037
+WCI Communities, Inc. .....       5,800        111,534
                                           ------------
                                                498,468
                                           ------------

Real Estate Development - 0.0%
 Consolidated-Tomoka Land
   Company..................       2,100         52,752
+Reading International, Inc.
  (Class A).................         900          4,995
                                           ------------
                                                 57,747
                                           ------------

Real Estate Investment Trusts - 5.8%
 Acadia Realty Trust........       6,601         60,399
+Alexander's, Inc. .........         367         30,641
 Alexandria Real Estate
   Equities, Inc. ..........       5,356        241,020
 American Land Lease,
   Inc. ....................       2,800         47,040
 American Mortgage
   Acceptance Corp. ........       3,600         62,496
 Amli Residential Properties
   Trust....................       4,540        106,917
 Anthracite Capital,
   Inc. ....................      13,300        160,398
 Anworth Mortgage Asset
   Corporation..............      10,900        168,078
 Apex Mortgage Capital,
   Inc. ....................      12,800         70,016
 Associated Estates Realty
   Corporation..............       4,700         30,879
 Bedford Property Investors,
   Inc. ....................       3,899        110,732
 Boykin Lodging Company.....       7,832         61,090
 Brandywine Realty Trust....       6,847        168,573
 Capital Automotive.........       8,050        225,320
 Capstead Mortgage
   Corporation..............       4,677         52,710
 Chateau Communities,
   Inc. ....................       6,908        204,408
 Colonial Properties
   Trust....................       5,306        186,718
 Commercial Net Lease
   Realty...................      10,675        184,037
 Cornerstone Realty Income
   Trust, Inc. .............      16,103        117,713

                                SHARES        VALUE
                              ----------   ------------
 Corporate Office Properties
   Trust....................       8,600   $    145,598
 Correctional Properties
   Trust....................       3,000         84,000
+Crimi Mae Inc. ............       4,900         53,655
 Crown American Realty
   Trust....................       9,900        106,326
 EastGroup Properties,
   Inc. ....................       5,327        143,829
 Entertainment Properties
   Trust....................       5,080        146,050
 Equity Inns Inc. ..........      11,940         82,386
 Equity One, Inc. ..........       7,000        114,800
 Essex Property Trust,
   Inc. ....................       4,895        280,239
 FelCor Lodging Trust
   Inc. ....................      16,970        133,215
 First Industrial Realty
   Trust, Inc. .............      12,300        388,680
 Gables Residential Trust...       7,282        220,135
 Getty Realty Corporation...       3,700         82,584
 Glenborough Realty Trust
   Incorporated.............       4,739         90,752
 Glimcher Realty Trust......       9,856        220,774
 Great Lakes REIT, Inc. ....       3,927         62,832
 Health Care REIT, Inc. ....      11,669        355,905
 Heritage Property
   Investment Trust.........       4,600        124,568
 Highwoods Properties,
   Inc. ....................      14,800        330,040
 Home Properties of New
   York, Inc. ..............       8,820        310,817
 Impac Mortgage Holdings,
   Inc. ....................      13,700        228,653
 Innkeepers USA Trust.......       7,492         50,946
 Investors Real Estate
   Trust....................       8,400         90,636
 Keystone Property Trust....       4,204         77,816
 Kilroy Realty
   Corporation..............       6,978        191,895
 Koger Equity, Inc. ........       5,848        100,761
 Kramont Realty Trust.......       5,300         87,450
 LTC Properties.............       3,600         34,380
+La Quinta Corporation......      38,800        167,228
 LaSalle Hotel Properties...       3,520         52,026
 Lexington Corporate
   Properties Trust.........       8,942        158,273
 MFA Mortgage Investments,
   Inc. ....................      14,500        145,580
 Manufactured Home
   Communities, Inc. .......       4,094        143,740
 Meristar Hospitality
   Corp. ...................      15,258         78,426
 Mid-America Apartment
   Communities, Inc. .......       3,929        106,122
 Mid-Atlantic Realty
   Trust....................       6,400        134,016
 Mission West Properties
   Inc. ....................       4,200         47,754

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                SHARES        VALUE
                              ----------   ------------
 National Health Investors,
   Inc. ....................       7,829   $    144,367
 National Health Realty,
   Inc. ....................       1,800         28,782
 Nationwide Health
   Properties, Inc. ........      15,959        254,227
 Newcastle Investment
   Corporation..............       7,200        140,976
 Novastar Financial,
   Inc. ....................       3,300        197,175
+OMEGA Healthcare Investors,
  Inc. .....................       2,200         11,550
 PS Business Parks, Inc. ...       3,208        113,242
 Parkway Properties,
   Inc. ....................       2,204         92,678
 Pennsylvania Real Estate
   Investment Trust.........       5,079        152,116
 Post Properties, Inc. .....      10,186        269,929
 Prentiss Properties
   Trust....................       9,950        298,401
+Price Legacy Corporation...       6,000         22,500
 RAIT Investment Trust......       5,800        153,700
 RFS Hotel Investors,
   Inc. ....................       9,020        111,126
 Ramco-Gershenson Properties
   Trust....................       2,200         51,260
 Reckson Associates Realty
   Corporation..............      13,800        287,868
 Redwood Trust, Inc. .......       4,295        171,413
 SL Green Realty Corp. .....       8,032        280,236
 Saul Centers, Inc. ........       2,422         62,003
 Senior Housing Properties
   Trust....................      11,814        160,198
 Sizeler Property Investors,
   Inc. ....................       5,600         57,400
 Sovran Self Storage,
   Inc. ....................       3,804        119,826
 Summit Properties Inc. ....       6,319        130,487
 Sun Communities, Inc. .....       4,043        158,890
 Tanger Factory Outlet
   Centers, Inc. ...........       1,861         61,562
+Tarragon Realty Investors
  Inc. .....................         200          2,910
 Taubman Centers, Inc. .....      14,108        270,309
 Town & Country Trust.......       3,863         89,815
 U.S. Restaurant Properties,
   Inc. ....................       5,700         89,490
 United Mobile Homes,
   Inc. ....................         300          4,548
 Universal Health Realty
   Income Trust.............       2,427         65,529
 Urstadt Biddle Properties
   (Class A)................       5,500         70,730
 Ventas, Inc. ..............      23,205        351,556
 Washington Real Estate
   Investment Trust.........       9,965        271,048
 Winston Hotels, Inc. ......       4,955         40,482
                                           ------------
                                             12,450,401
                                           ------------

                                SHARES        VALUE
                              ----------   ------------

Recreational Vehicles & Boats - 0.3%
 Arctic Cat Inc. ...........       5,643   $    108,120
 Coachmen Industries,
   Inc. ....................       2,907         34,739
+Fleetwood Enterprises,
  Inc. .....................      11,699         86,573
 Marine Products Corp. .....         500          5,425
+Monaco Coach Corporation...       7,524        115,343
 Thor Industries, Inc. .....       5,242        213,978
 Winnebago Industries,
   Inc. ....................       3,495        132,461
                                           ------------
                                                696,639
                                           ------------

Regional Banks - 0.5%
+Americanwest
  Bancorporation............       1,500         24,570
 BancTrust Financial Group,
   Inc. ....................         500          8,030
 C & F Financial Corp. .....       1,500         58,500
+Capital Corporation of the
  West......................       2,300         57,730
 Center Bancorp, Inc. ......       3,800         57,456
+Columbia Bancorp Oregon....         700          9,331
 Commercial Bankshares,
   Inc. ....................         300          8,889
+Commercial Capital Bancorp,
  Inc. .....................       2,700         41,823
 Eastern Virginia
   Bankshares, Inc. ........         500         11,475
 FNB Corp. .................       2,300         56,580
 First Bell Bancorp,
   Inc. ....................         300          7,578
 First Citizens Banc
   Corp. ...................       2,100         54,495
 First M&F Corporation......         400         13,084
 First United Corporation...         900         18,900
 Firstbank Corporation
   Michigan.................       2,300         69,667
 Foothill Independent
   Bancorp..................         200          3,726
 Greater Community
   Bancorp..................         200          3,044
 Heritage Commerce Corp. ...       5,200         62,660
 Heritage Financial
   Corporation..............         600         12,966
 IBT Bancorp Inc. ..........         300         14,997
 LNB Bancorp Inc. ..........         400          8,552
 MBT Financial Corp. .......       3,500         61,215
 Mercantile Bank
   Corporation..............       2,200         62,810
 Northern States Financial
   Corporation..............         100          2,871
+Oak Hill Financial Inc. ...       1,800         45,072
 PAB Bankshares, Inc. ......         400          5,196
 Penns Woods Bancorp Inc. ..       1,400         59,066
 Resource Bankshares
   Corporation..............       1,500         51,000

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                SHARES        VALUE
                              ----------   ------------
 Security Bank Corporation..         700   $     24,241
 Southside Bancshares Inc...       3,700         65,786
 State Financial Services
   (Class A)................         500         10,975
 Taylor Capital Group
   Inc. ....................         100          2,085
 United Securities
   Bancshares California....         100          2,174
 United Securities
   Bancshares Inc. .........         500         22,580
 Wayne Bancorp Inc. ........       2,100         64,029
 West Bancorporation
   Inc. ....................       3,500         62,615
                                           ------------
                                              1,145,768
                                           ------------

Rental & Leasing Services - Commercial - 0.2%
+Electro Rent Corporation...       3,353         36,145
 GATX Corporation...........      11,200        183,120
 Interpool, Inc. ...........       1,683         27,635
 McGrath Rentcorp...........       1,905         50,940
+United Rentals, Inc. ......      14,500        201,405
                                           ------------
                                                499,245
                                           ------------

Rental & Leasing Services - Consumer - 0.1%
 Aaron Rents, Inc. .........       4,708        121,466
+Dollar Thrifty Automotive
  Group, Inc. ..............       6,795        126,047
+Rent-Way, Inc. ............       6,178         28,728
+WESCO International,
  Inc. .....................       4,058         24,348
                                           ------------
                                                300,589
                                           ------------

Restaurants - 1.6%
+AFC Enterprises, Inc. .....       3,900         63,336
 Bob Evans Farms, Inc. .....      10,480        289,562
+California Pizza Kitchen,
  Inc. .....................       5,900        126,850
+CEC Entertainment Inc. ....       6,300        232,659
+CKE Restaurants, Inc. .....      12,300         68,757
+Chicago Pizza & Brewery,
  Inc. .....................       4,200         42,000
+Dave & Buster's, Inc. .....       2,000         21,800
 IHOP Corp. ................       5,248        165,679
+Jack in the Box Inc. ......      10,018        223,401
 Landry's Restaurants,
   Inc. ....................       6,396        150,946
 Lone Star Steakhouse &
   Saloon, Inc. ............       5,554        120,911
+O'Charley's Inc. ..........       6,984        150,366
+P.F. Chang's China Bistro,
  Inc. .....................       7,508        369,469
+Panera Bread Company (Class
  A)........................       7,700        308,000
+Papa John's International,
  Inc. .....................       4,148        116,351

                                SHARES        VALUE
                              ----------   ------------
+RARE Hospitality
  International, Inc. ......       6,518   $    213,008
+Red Robin Gourmet
  Burgers...................       3,600         68,256
+Ryan's Family Steak Houses,
  Inc. .....................      12,900        180,600
+Sonic Corp. ...............      11,476        291,835
+The Steak 'n Shake
  Company...................       5,128         78,202
+Triarc Companies, Inc. ....       3,825        114,712
                                           ------------
                                              3,396,700
                                           ------------

Retail - 4.7%
+1-800-CONTACTS, INC. ......       1,600         39,168
+1-800-FLOWERS.COM, Inc. ...       3,824         31,510
+A.C. Moore Arts & Crafts,
  Inc. .....................       3,700         74,111
+Aeropostale, Inc. .........       5,000        107,400
+American Eagle Outfitters,
  Inc. .....................      14,600        269,662
+AnnTaylor Stores
  Corporation...............      12,441        360,167
+Asbury Automotive Group
  Inc. .....................       2,300         31,004
+BJ's Wholesale Club,
  Inc. .....................      21,400        322,284
+bebe stores, inc...........       1,740         33,286
 Blair Corporation..........       1,600         35,520
+Brookstone, Inc. ..........       3,400         68,850
 Brown Shoe Company, Inc. ..       5,279        157,314
+The Buckle, Inc. ..........       1,249         24,018
 Burlington Coat Factory
   Warehouse Corporation....       5,392         96,517
+CSK Auto Corporation.......       8,534        123,316
 The Cato Corporation (Class
   A).......................       4,897        103,229
+Central Garden & Pet
  Company...................       4,700        112,095
+Charlotte Russe Holding
  Inc. .....................       3,400         35,088
+Charming Shoppes, Inc. ....      33,040        164,209
+The Children's Place Retail
  Stores, Inc. .............       4,485         89,072
+Christopher & Banks
  Corporation...............       6,952        257,154
+Coldwater Creek Inc. ......       1,347         16,609
+Cole National Corporation
  (Class A).................       4,700         58,844
+Cost Plus, Inc. ...........       6,276        223,802
 Deb Shops, Inc. ...........         500          9,400
 Dillard's, Inc. (Class
   A).......................      16,700        224,949
+The Dress Barn, Inc. ......       5,645         71,522
+Drugstore.com, Inc. .......       9,400         54,896

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                SHARES        VALUE
                              ----------   ------------
+Electronics Boutique
  Holdings Corp. ...........       4,531   $    104,711
+Finlay Enterprises,
  Inc. .....................         800         13,240
+Footstar, Inc. ............       5,636         73,268
 Fred's, Inc. ..............       8,090        300,786
+FreeMarkets, Inc. .........      11,769         81,912
+GSI Commerce, Inc. ........       4,600         30,728
+Galyan's Trading Company...       2,000         28,680
+GameStop Corporation.......       7,100         91,732
+Gart Sports Company........       2,800         79,408
+Genesco Inc. ..............       6,438        113,953
+GenesisIntermedia, Inc. ...       3,300             --
+Global Imaging Systems,
  Inc. .....................       5,300        122,748
 Goody's Family Clothing,
   Inc. ....................       7,100         61,415
+Group 1 Automotive, Inc. ..       4,832        156,605
+Guitar Center, Inc. .......       4,639        134,531
+The Gymboree Corporation...       8,658        145,281
 Hancock Fabrics, Inc. .....       5,400         87,210
+Handleman Company..........       7,261        116,176
+Hibbett Sporting Goods,
  Inc. .....................       2,800         92,232
+Hot Topic, Inc. ...........       9,254        249,025
+Insight Enterprises,
  Inc. .....................      15,298        153,898
+InterTAN, Inc. ............       6,779         55,588
+J. Jill Group Inc. ........       5,662         95,348
+Jo-Ann Stores Inc. ........       4,500        113,850
 Lawson Products, Inc. .....       1,447         39,849
+Linens 'n Things, Inc. ....      12,218        288,467
 Lithia Motors, Inc. .......       2,700         43,659
+MarineMax, Inc. ...........       1,000         14,000
+The Men's Wearhouse,
  Inc. .....................      10,261        224,203
+Mothers Work, Inc. ........       1,700         45,509
+OfficeMax, Inc. ...........      34,100        223,355
+Overstock.com, Inc. .......       1,900         27,569
+PC Connection, Inc. .......       1,059          7,201
+PETCO Animal Supplies,
  Inc. .....................       9,700        211,460
+Pacific Sunwear of
  California, Inc. .........      13,952        336,104
+Party City Corporation.....       2,800         28,756
+Payless ShoeSource,
  Inc. .....................      20,100        251,250
+Priceline.com
  Incorporated..............       6,516        145,893
+Restoration Hardware,
  Inc. .....................       5,700         25,650
 Russ Berrie and Company,
   Inc. ....................       2,847        103,944
+School Specialty, Inc. ....       5,554        158,067
+Sharper Image Corporation..       2,600         70,902
+ShopKo Stores, Inc. .......       8,898        115,674
+Sonic Automotive, Inc. ....       7,700        168,707

                                SHARES        VALUE
                              ----------   ------------
+The Sports Authority,
  Inc. .....................       9,800   $    104,860
+Stage Stores, Inc. ........       4,300        101,050
+Stamps.com Inc. ...........      10,807         51,874
+Stein Mart, Inc. ..........       5,524         33,089
+Too Inc. ..................       9,566        193,712
+Tractor Supply Company.....       4,300        205,325
+Trans World Entertainment
  Corporation...............       5,030         25,754
+Tuesday Morning
  Corporation...............       3,290         86,527
+Tweeter Home Entertainment
  Group, Inc. ..............       6,430         55,812
+Ultimate Electronics,
  Inc. .....................       4,219         54,088
+United Auto Group, Inc. ...       4,031         87,795
+United Natural Foods,
  Inc. .....................       6,190        174,187
+Urban Outfitters, Inc. ....       3,200        114,880
+ValueVision International,
  Inc. (Class A)............       5,856         79,817
+The Wet Seal, Inc. (Class
  A)........................       6,575         70,221
+Whitehall Jewellers,
  Inc. .....................       3,200         29,024
+Wilsons The Leather Experts
  Inc. .....................       5,099         36,764
+Zale Corporation...........       8,900        356,000
                                           ------------
                                             10,088,319
                                           ------------

Savings & Loans - 3.0%
 Anchor Bancorp, Inc. ......       6,437        153,780
 BSB Bancorp, Inc. .........       3,241         80,442
 Bank Mutual Corporation....       2,400         78,000
 BankAtlantic Bancorp, Inc.
   (Class A)................      13,442        159,825
+BankUnited Financial
  Corporation (Class A).....       9,573        192,896
+Bay View Capital
  Corporation...............      18,814        108,745
 Berkshire Hills Bancorp,
   Inc. ....................       2,400         68,160
 Brookline Bancorp, Inc. ...      18,587        260,218
 CFS Bancorp, Inc. .........       2,800         39,480
 Charter Financial
   Corporation..............         500         14,125
 Citizens First Bancorp,
   Inc. ....................       1,700         37,128
 Coastal Bancorp, Inc. .....       1,132         32,171
 Coastal Financial
   Corporation..............       2,830         36,337
 Commercial Federal
   Corporation..............      13,627        288,892
 Connecticut Bancshares,
   Inc. ....................       3,800        149,150
 Dime Community
   Bancshares...............       6,866        174,740

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                SHARES        VALUE
                              ----------   ------------
 Fidelity Bankshares,
   Inc. ....................       3,948   $     88,040
 First Defiance Financial
   Corp. ...................       1,500         29,760
 First Federal Capital
   Corp. ...................       5,012         99,488
 First Financial Holdings,
   Inc. ....................       4,026        108,863
 First Indiana
   Corporation..............       3,388         58,003
 First Niagara Financial
   Group, Inc. .............      22,518        314,351
 First Place Financial
   Corp. ...................       2,800         48,496
 First Republic Bank........       3,100         82,460
 First Sentinel Bancorp
   Inc. ....................       5,667         90,502
 FirstFed America Bancorp,
   Inc. ....................       1,500         51,750
+FirstFed Financial
  Corp. ....................       4,900        172,921
 Flagstar Bancorp, Inc. ....       9,550        233,498
 Flushing Financial
   Corporation..............       3,850         85,355
 Great Southern Bancorp,
   Inc. ....................       1,539         59,313
 Harbor Florida Bancshares,
   Inc. ....................       6,817        163,335
+Hawthorne Financial
  Corporation...............       1,600         55,456
 Hudson River Bancorp,
   Inc. ....................       3,700        103,304
 IBERIABANK Corporation.....       2,400        117,120
+ITLA Capital Corporation...       1,400         56,602
+Local Financial Corp. .....       6,630         95,737
 MAF Bancorp, Inc. .........       6,269        232,392
 NASB Financial Inc. .......         300          8,337
 Net.B@nk, Inc. ............      15,411        202,809
 Northwest Bancorp, Inc. ...       2,667         42,672
 OceanFirst Financial
   Corp. ...................       2,796         68,306
+Ocwen Financial
  Corporation...............       7,965         36,161
 PFF Bancorp, Inc. .........       3,244        125,381
 Parkvale Financial
   Corporation..............       1,200         29,496
 Partners Trust Financial
   Group, Inc. .............         800         15,264
 PennFed Financial Services,
   Inc. ....................       1,900         52,725
 Port Financial Corp. ......       1,899        102,318
 Provident Bancorp, Inc. ...         900         28,890
+Quaker City Bancorp,
  Inc. .....................       1,500         61,575
 Seacoast Financial Services
   Corporation..............       8,302        164,380
 St. Francis Capital
   Corporation..............       2,900         84,303
 Staten Island Bancorp,
   Inc. ....................      15,384        299,680

                                SHARES        VALUE
                              ----------   ------------
+Sterling Financial
  Corporation...............       3,940   $     95,978
 Superior Financial
   Corp. ...................       2,700         64,800
 United Community Financial
   Corp. ...................       8,973         82,911
 W Holding Company, Inc. ...      14,777        250,027
 Warwick Community Bancorp,
   Inc. ....................       1,600         46,800
 Waypoint Financial
   Corp. ...................       8,600        155,144
 Westcorp...................       2,836         79,408
 Westfield Financial,
   Inc. ....................         400          7,524
 Willow Grove Bankcorp,
   Inc. ....................       4,600         78,200
                                           ------------
                                              6,403,924
                                           ------------

Savings Banks - 0.4%
 Camco Financial
   Corporation..............       2,600         40,378
 Cavalry Bancorp, Inc. .....         300          5,094
 Citizens South Banking
   Corporation..............       4,300         56,932
 ESB Financial Corporation..         600          8,100
 EverTrust Financial Group
   Inc. ....................         300          7,017
 FFLC Bancorp, Inc. ........         400         10,388
 FLAG Financial
   Corporation..............         400          5,484
 FMS Financial Corporation..         400          6,508
 First Federal Financial
   Corporation of Kentucky..         300          9,741
 FloridaFirst Bancorp,
   Inc. ....................       1,000         23,970
 GA Financial, Inc. ........       2,100         52,815
 GB&T Bancshares Inc. ......         400          9,828
 Horizon Financial Corp. ...       4,600         72,818
 Klamath First Bancorp,
   Inc. ....................       3,100         53,072
 MutualFirst Financial
   Inc. ....................       2,300         53,544
 Patriot Bank Corp. ........         700         12,593
 Provident Financial
   Holdings.................         300          8,802
 Provident Financial
   Services, Inc. ..........      15,200        289,560
 Sound Federal Bancorp
   Inc. ....................       2,300         31,487
 Southern Financial
   Bancorp..................         900         27,531
+TierOne Corporation........       7,800        152,490
                                           ------------
                                                938,152
                                           ------------

Scientific Equipment & Suppliers - 0.2%
+Newport Corporation........      11,235        166,278
+Varian Inc. ...............       9,235        320,177
                                           ------------
                                                486,455
                                           ------------

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                SHARES        VALUE
                              ----------   ------------
Securities Brokerage & Services - 0.4%
 Charter Municipal Mortgage
   Acceptance Company.......      12,145   $    230,876
+Investment Technology
  Group, Inc. ..............      14,700        273,420
+Knight Trading Group,
  Inc. .....................      23,500        146,170
+NCO Group, Inc. ...........       5,361         96,016
 SWS Group, Inc. ...........       4,104         82,696
+SoundView Technology Group,
  Inc. .....................       6,329         64,047
                                           ------------
                                                893,225
                                           ------------

Semiconductors - 0.0%
+Diodes Inc. ...............       1,200         23,136
+ParthusCeva, Inc. .........       2,800         22,904
                                           ------------
                                                 46,040
                                           ------------

Services - Commercial - 3.2%
+4Kids Entertainment,
  Inc. .....................       2,863         53,252
 ABM Industries, Inc. ......      11,170        172,018
+AMN Healthcare Services,
  Inc. .....................       4,100         52,070
+APAC Customer Services
  Inc. .....................       7,538         19,222
+Administaff, Inc. .........       6,661         68,608
+The Advisory Board
  Company...................       3,400        137,768
+Ambassadors Group, Inc. ...         500          6,985
 Angelica Corporation.......       1,800         30,510
 The Brink's Company........      14,700        214,179
+CDI Corp. .................       3,701         96,078
+Casella Waste Systems,
  Inc. .....................       3,778         34,115
 Central Parking
   Corporation..............       5,085         62,851
+Century Business Services,
  Inc. .....................      18,933         61,532
+Charles River Associates
  Incorporated..............       2,800         79,156
+Clark, Inc. ...............       5,600         66,920
+Coinstar, Inc. ............       6,692        126,211
+Copart, Inc. ..............      19,300        184,894
+Cornell Companies, Inc. ...       4,600         69,644
+Corrections Corporation of
  America...................       9,594        243,016
+CoStar Group Inc. .........       3,550        106,003
+Cross Country Healthcare,
  Inc. .....................       6,900         91,011
+Exult Inc. ................      10,500         89,985
+FTI Consulting, Inc. ......      12,941        323,137
+First Consulting Group,
  Inc. .....................       4,674         21,828
+Forrester Research,
  Inc. .....................       4,081         66,765

                                SHARES        VALUE
                              ----------   ------------
 G & K Services, Inc. (Class
   A).......................       5,577   $    165,079
+Harris Interactive Inc. ...      14,400         94,896
+Heidrick & Struggles
  International, Inc. ......       6,058         76,452
+ICT Group, Inc. ...........       1,600         16,736
+Insurance Auto Auctions,
  Inc. .....................       2,565         32,216
 Kelly Services, Inc. (Class
   A).......................       4,968        116,500
+Korn/Ferry International...       9,368         75,881
+Kroll Inc. ................      11,400        308,484
+Labor Ready, Inc. .........      11,922         85,481
+Lightbridge, Inc. .........       9,691         84,893
+MAXIMUS, Inc. .............       4,404        121,683
+MPS Group, Inc. ...........      25,305        174,098
+Medical Staffing Network
  Holdings, Inc. ...........       5,200         36,400
+MemberWorks Incorporated...       2,254         44,517
+Metro One
  Telecommunications,
  Inc. .....................       7,592         39,175
+Midas Group, Inc. .........       5,342         64,745
+Monro Muffler Brake,
  Inc. .....................       2,600         73,476
+Navigant Consulting,
  Inc. .....................      13,623        161,433
+Navigant International,
  Inc. .....................       5,111         65,932
+NetRatings, Inc. ..........       1,417         12,951
+Overture Services, Inc. ...      18,153        329,114
+PDI, Inc. .................       2,421         24,597
+Pegasus Systems, Inc. .....       8,239        133,884
 The Pep Boys - Manny, Moe &
   Jack.....................      14,210        191,977
+Pre-Paid Legal Services,
  Inc. .....................       4,648        114,015
+Raindance Communications,
  Inc. .....................       9,600         23,904
+Resources Connection,
  Inc. .....................       6,516        155,472
+Right Management
  Consultants, Inc. ........       4,815         60,910
 Rollins, Inc. .............       6,168        116,267
 Roto-Rooter, Inc. .........       2,886        110,072
+Spherion Corporation.......      17,529        121,827
+StarTek, Inc. .............       2,540         66,802
+TeleTech Holdings, Inc. ...      13,089         55,366
+Tetra Tech, Inc. ..........      14,831        254,055
 UniFirst Corporation.......       1,600         35,040
+Volt Information Sciences,
  Inc. .....................       1,559         21,280
+Wackenhut Corrections
  Corporation...............       2,700         37,017
+Waste Connections, Inc. ...       8,412        294,841
+Watson Wyatt & Company
  Holdings..................       8,825        204,564

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                SHARES        VALUE
                              ----------   ------------
+Wireless Facilities,
  Inc. .....................       6,813   $     81,075
 World Fuel Services
   Corporation..............       2,500         61,475
                                           ------------
                                              6,822,340
                                           ------------

Services - Health Industry - 0.1%
+Impac Medical Systems
  Inc. .....................       2,500         54,200
+Quality Systems, Inc. .....       1,500         40,890
+VistaCare, Inc. (Class
  A)........................       4,100         99,630
+Vital Images Inc. .........       3,400         62,832
                                           ------------
                                                257,552
                                           ------------

Shipping - 0.3%
 Alexander & Baldwin,
   Inc. ....................      12,192        323,454
+GulfMark Offshore, Inc. ...       4,000         67,520
+Kirby Corporation..........       5,430        153,126
 Overseas Shipholding Group,
   Inc. ....................       5,598        123,212
                                           ------------
                                                667,312
                                           ------------
Shoes - 0.4%
+The Finish Line, Inc. .....       6,033        133,993
+Kenneth Cole Productions,
  Inc. (Class A)............       1,692         32,977
 K-Swiss Inc. (Class A).....       3,548        122,477
+Maxwell Shoe Company Inc.
  (Class A).................       5,000         72,000
+Shoe Carnival, Inc. .......       1,200         17,712
+Skechers U.S.A., Inc.
  (Class A).................       5,755         42,587
+Steve Madden, Ltd. ........       2,912         63,598
 The Stride Rite
   Corporation..............      11,335        112,897
+Vans, Inc. ................       7,183         64,503
 Wolverine World Wide,
   Inc. ....................      11,772        226,729
                                           ------------
                                                889,473
                                           ------------

Specialty Stores - 0.2%
+America's Car-Mart Inc. ...       2,100         38,178
+Big 5 Sporting Goods
  Corporation...............       2,700         34,155
+Blue Rhino Corporation.....       4,300         51,170
+Dick's Sporting Goods,
  Inc. .....................       4,200        154,056
+Kirkland's, Inc. ..........       2,300         37,950
                                           ------------
                                                315,509
                                           ------------

Specialty Telecommunications - 0.1%
 D&E Communications, Inc. ..       5,200         59,072

                                SHARES        VALUE
                              ----------   ------------
+Hungarian Telephone and
  Cable Corp. ..............         400   $      3,660
+McLeod USA Incorporated
  (Class A).................      26,100         38,367
 Warwick Valley Telephone
   Company..................         300         24,612
+WilTel Communications,
  Inc. .....................       6,900        102,258
                                           ------------
                                                227,969
                                           ------------

Steel - 0.3%
+AK Steel Holding
  Corporation...............      31,927        115,576
 Allegheny Technologies
   Incorporated.............      21,800        143,880
 Carpenter Technology
   Corporation..............       5,926         92,446
 Gibraltar Steel
   Corporation..............       2,423         49,623
 Schnitzer Steel Industries,
   Inc. (Class A)...........       1,800         79,416
+Steel Dynamics, Inc. ......      10,797        147,919
                                           ------------
                                                628,860
                                           ------------

Synthetic Fibers - 0.1%
 Wellman, Inc. .............       9,418        105,482
                                           ------------

Telecommunications - 0.0%
+OmniSky Corporation........         300             --
                                           ------------

Telecommunications Equipment - 0.8%
+Allen Telecom Inc. ........       8,184        135,200
+Andrew Corporation.........      27,600        257,784
+Arris Group Inc. ..........      18,000         89,280
+Audiovox Corporation (Class
  A)........................       3,885         43,473
 Belden Inc. ...............       7,069        112,326
+C-COR.net Corp. ...........       9,334         45,736
+Comtech Telecommunications
  Corp. ....................       2,700         76,113
+Corvis Corporation.........      98,700        143,115
+Ditech Communications
  Corporation...............       5,300         25,122
+InteliData Technologies
  Corporation...............      10,400         31,408
+InterVoice-Brite, Inc. ....       7,200         34,416
+MasTec, Inc. ..............       5,100         29,376
+Plantronics, Inc. .........      11,010        238,587
+Powerwave Technologies,
  Inc. .....................      19,477        122,121
+Proxim Corporation (Class
  A)........................      43,534         63,560

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                SHARES        VALUE
                              ----------   ------------
+SpectraLink Corporation....       4,280   $     42,286
+SymmetriCom, Inc. .........       8,300         36,520
+Terayon Communication
  Systems, Inc. ............      19,376         52,896
+Tollgrade Communications,
  Inc. .....................       3,841         71,635
+Westell Technologies,
  Inc. .....................      14,300        118,404
                                           ------------
                                              1,769,358
                                           ------------

Textile Products - 0.1%
+DHB Capital Group Inc. ....       2,500         10,225
 Interface, Inc. ...........      12,821         59,489
+Unifi, Inc. ...............      13,672         84,766
                                           ------------
                                                154,480
                                           ------------

Textiles Apparel Manufacturers - 0.5%
+Cherokee Inc. .............         800         16,016
+Guess?, Inc. ..............       1,185          7,110
 Kellwood Co. ..............       7,882        249,308
+Nautica Enterprises,
  Inc. .....................       9,066        116,317
 OshKosh B'Gosh, Inc. (Class
   A).......................       2,702         72,954
 Oxford Industries, Inc. ...       2,221         92,216
 Phillips-Van Heusen
   Corporation..............       7,354        100,235
+Quiksilver, Inc. ..........      16,050        264,665
 Russell Corporation........       7,817        148,523
                                           ------------
                                              1,067,344
                                           ------------
Tires & Rubber - 0.3%
 Bandag, Incorporated.......       2,774        103,387
 Cooper Tire & Rubber
   Company..................      18,100        318,379
 The Goodyear Tire & Rubber
   Company..................      42,400        222,600
                                           ------------
                                                644,366
                                           ------------

Tobacco - 0.4%
 DIMON Incorporated.........      12,855         92,042
 Schweitzer-Manduit
   International, Inc. .....       4,420        106,699
 Standard Commercial
   Corporation..............       2,800         47,600
+Star Scientific, Inc. .....      10,300         34,711
 Universal Corporation......       7,856        332,309
 Vector Group Ltd. .........       7,438        130,165
                                           ------------
                                                743,526
                                           ------------

Toys - 0.1%
+JAKKS Pacific, Inc. .......       8,561        113,776
                                           ------------

                                SHARES        VALUE
                              ----------   ------------

Transportation - Miscellaneous - 0.1%
 Quixote Corporation........       2,300   $     58,719
+SCS Transportation,
  Inc. .....................       5,581         70,488
+U.S. Xpress Enterprises,
  Inc. (Class A)............       1,700         18,122
                                           ------------
                                                147,329
                                           ------------

Truckers - 0.8%
 Arkansas Best Corporation..       7,341        174,642
+Covenant Transport, Inc.
  (Class A).................       1,500         25,500
+Forward Air Corporation....       3,188         80,880
+Heartland Express, Inc. ...       8,928        198,648
+Knight Transportation,
  Inc. .....................       6,750        168,075
+Landstar System, Inc. .....       4,704        295,646
+Old Dominion Freight Line,
  Inc. .....................       4,300         91,977
+P.A.M. Transportation
  Services, Inc. ...........       1,000         25,120
+Pacer International,
  Inc. .....................       5,500        103,730
 Roadway Express, Inc. .....       4,131        117,857
 USF Corporation............       8,402        226,602
+Yellow Corporation.........       9,663        223,698
                                           ------------
                                              1,732,375
                                           ------------

Trucks/Construction/Farm Machinery - 0.0%
+A.S.V., Inc. ..............       3,000         43,620
+The Greenbrier Companies,
  Inc. .....................         500          5,425
                                           ------------
                                                 49,045
                                           ------------

Utilities - Cable TV & Radio - 0.1%
+Mediacom Communications
  Corporation...............      14,800        146,076
                                           ------------

Utilities - Electrical - 1.8%
 Allegheny Energy, Inc. ....      39,200        331,240
 Avista Corporation.........      13,475        190,671
 Black Hills Corporation....       8,800        270,160
 CH Energy Group, Inc. .....       4,689        211,005
 CMS Energy Corporation.....      38,100        308,610
 Central Vermont Public
   Service Corporation......       3,403         66,529
 Cleco Corporation..........      14,267        247,104
+El Paso Electric Company...      13,808        170,253
 Empire District Electric
   Company..................       7,668        166,779
 IDAcorp Inc. ..............      12,100        317,625
 MGE Energy, Inc. ..........       4,545        142,622
 Otter Tail Company.........       6,786        183,086
 PNM Resources Inc. ........      11,519        308,133

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                SHARES        VALUE
                              ----------   ------------
+Sierra Pacific Resources...      34,577   $    205,387
 UIL Holdings Corporation...       4,000        162,200
 UniSource Energy
   Corporation..............       8,383        157,600
 Westar Energy, Inc. .......      19,800        321,354
                                           ------------
                                              3,760,358
                                           ------------

Utilities - Gas Distributors - 1.1%
 Atmos Energy Corporation...      14,338        355,582
 Cascade Natural Gas
   Corporation..............       3,222         61,540
 Energen Corporation........      10,992        366,034
 EnergySouth, Inc. .........       2,000         65,600
 The Laclede Group, Inc. ...       4,848        129,926
 New Jersey Resources
   Corporation..............       7,974        283,077
 Northwest Natural Gas
   Company..................       7,599        207,073
 NUI Corporation............       5,083         78,888
 SEMCO Energy, Inc. ........       8,387         48,812
 South Jersey Industries,
   Inc. ....................       3,266        120,352
+Southern Union Company.....      16,955        287,218
 Southwest Gas Corporation..       8,790        186,172
+Southwestern Energy
  Company...................      11,124        166,971
                                           ------------
                                              2,357,245
                                           ------------

Utilities - Gas Pipelines - 0.0%
+TransMontaigne Inc. .......       5,131         33,249
                                           ------------

Utilities - Miscellaneous - 0.1%
 Aquila, Inc. ..............      49,500        127,710
                                           ------------

Utilities - Telecommunications - 0.9%
+Boston Communications
  Group, Inc. ..............       5,521         94,575
 CT Communications, Inc. ...       3,755         40,366
+Centennial Communications
  Corp. ....................       1,526          6,104
+Cincinnati Bell Inc. ......      52,700        353,090
+Commonwealth Telephone
  Enterprises, Inc. ........       6,933        304,844
+General Communication, Inc.
  (Class A).................      11,339         98,196
+Golden Telecom, Inc. ......       3,592         80,604
 Hickory Tech Corporation...       3,399         38,069
+Intrado Inc. ..............       4,300         67,897
 North Pittsburgh Systems,
   Inc. ....................       4,321         65,117
+PTEK Holdings, Inc. .......      11,000         53,350

                                SHARES        VALUE
                              ----------   ------------
+Price Communications
  Corporation...............      13,104   $    169,173
+RCN Corporation............      22,100         43,758
 Shenandoah
   Telecommunications
   Company..................         600         28,776
 SureWest Communications....       3,700        111,925
+TALK America Holdings,
  Inc. .....................       8,833         96,368
+Time Warner Telecom Inc.
  (Class A).................      13,700         87,269
+Triton PCS Holdings, Inc.
  (Class A).................       4,300         21,715
+Western Wireless
  Corporation (Class A).....      16,600        191,398
                                           ------------
                                              1,952,594
                                           ------------

Utilities - Water - 0.2%
 American States Water
   Company..................       3,685        100,601
 California Water Service
   Group....................       3,796        106,744
 Connecticut Water Service,
   Inc. ....................       2,389         61,039
 Middlesex Water Company....       2,287         56,352
 SJW Corp. .................         558         47,570
 Southwest Water Company....       4,395         61,398
                                           ------------
                                                433,704
                                           ------------

Wholesale Distributors - 0.0%
 Noland Company.............         100          3,555
                                           ------------

Wholesalers - 0.2%
+United Stationers, Inc. ...       9,649        349,004
                                           ------------

Wireless Telecommunications - 0.1%
+CycleLogic, Inc. ..........           8              2
+Dobson Communications
  Corporation (Class A).....       3,500         18,445
+NII Holdings Inc. (Class
  B)........................       3,900        148,785
+SBA Communications
  Corporation...............       8,700         26,187
                                           ------------
                                                193,419
                                           ------------
    TOTAL COMMON STOCKS
      (COST - $219,126,166) - 97.8%.....    210,290,001
                                           ------------

RIGHTS & WARRANTS
Biotechnology Research & Production - 0.0%
+Rigel Pharmaceuticals, Inc.
  (Rights) (c)..............         333            652
                                           ------------

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                SHARES        VALUE
                              ----------   ------------
Telecommunication Services - 0.0%
 XO Communications
   (Rights).................      53,600   $          6
                                           ------------

Telephone - 0.0%
 Focal Communications
   Corporation (Warrants)
   (a)......................         221              2
                                           ------------
    TOTAL RIGHTS & WARRANTS
      (COST - $0) - 0.0%....                        660
                                           ------------

SHORT-TERM SECURITIES
 Merrill Lynch Liquidity
   Series, LLC Cash Sweep
   Series I*................  14,733,669     14,733,669
 Merrill Lynch Liquidity
   Series, LLC Money Market
   Series (b)*..............   3,407,656      3,407,656

                                SHARES        VALUE
                              ----------   ------------
 Merrill Lynch Premier
   Institutional Fund
   (b)*.....................   2,271,770   $  2,271,770
                                           ------------
    TOTAL SHORT-TERM
      SECURITIES
      (COST - $20,413,095) - 9.5%..          20,413,095
                                           ------------

TOTAL INVESTMENTS
  (COST - $239,539,261) - 107.3%..          230,703,756

VARIATION MARGIN ON
  FINANCIAL FUTURES
  CONTRACTS** - 0.0%........                    (60,321)

LIABILITIES IN EXCESS OF
  OTHER ASSETS - (7.3%).....                (15,558,024)
                                           ------------
NET ASSETS - 100.0%.........               $215,085,411
                                           ============

---------------

(a) Warrants entitle the Series to purchase a predetermined number of shares on common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(b) Security purchased with the cash proceeds from securities loans.
(c) The rights may be exercised until 7/25/2003.

+   Non-income producing security.

++ For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

* Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

                                                                              INTEREST/
                                                                    NET       DIVIDEND
   AFFILIATE                                                      ACTIVITY     INCOME
   ---------                                                     ----------   ---------
   Merrill Lynch Liquidity Series, LLC Cash Sweep Series I.....  $11,816,609   $43,737
   Merrill Lynch Liquidity Series, LLC Money Market Series.....  $  623,221    $13,625
   Merrill Lynch Premier Institutional Fund....................    (197,445)   $ 8,966

**  Financial futures contracts purchased as of June 30, 2003 were as follows:

   NUMBER OF                 EXPIRATION
   CONTRACTS      ISSUE         DATE       VALUE
   ---------   ------------  ----------  ----------
      27         Russell     September   $6,053,400
               2000........     2003
                                         ----------
   (Total Contract Price - $6,153,201)   $6,053,400
                                         ==========

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
    Investments, at value (including securities loaned of
     $5,315,916) (identified cost - $239,539,261)...........                $230,703,756
    Cash....................................................                   1,317,160
    Cash on deposit for financial futures contracts.........                     324,000
    Receivables:
        Securities sold.....................................  $38,101,480
        Contributions.......................................      319,217
        Dividends...........................................      234,088
        Interest............................................       14,947
        Securities lending - net............................        3,962     38,673,694
                                                              -----------
    Prepaid expenses and other assets.......................                      40,267
                                                                            ------------
        TOTAL ASSETS........................................                 271,058,877
                                                                            ------------

LIABILITIES:
    Collateral on securities loaned, at value...............                   5,679,426
    Payables:
        Securities purchased................................   47,826,133
        Withdrawals.........................................    2,404,725
        Variation margin....................................       60,321
        Investment adviser..................................        1,832
        Other affiliates....................................        1,029     50,294,040
                                                              -----------   ------------
        TOTAL LIABILITIES...................................                  55,973,466
                                                                            ------------
NET ASSETS..................................................                $215,085,411
                                                                            ============
NET ASSETS CONSIST OF:
    Investors' capital......................................                $224,020,717
    Unrealized depreciation on investments - net............                  (8,935,306)
                                                                            ------------
NET ASSETS..................................................                $215,085,411
                                                                            ============

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
    Dividends (net of $756 foreign withholding tax).........                $ 1,032,313
    Interest................................................                     43,832
    Securities lending - net................................                     22,591
                                                                            -----------
        TOTAL INCOME........................................                  1,098,736
                                                                            -----------
EXPENSES:
    Professional fees.......................................  $    61,114
    Accounting services.....................................       17,765
    Custodian fees..........................................       10,201
    Investment advisory fees................................        9,145
    Trustees' fees and expenses.............................        1,262
    Printing and shareholder reports........................        1,000
    Other...................................................        2,252
                                                              -----------
        Total expenses before reimbursement.................      102,739
    Reimbursement of expenses...............................      (20,960)
                                                              -----------
        TOTAL EXPENSES AFTER REIMBURSEMENT..................                     81,779
                                                                            -----------
INVESTMENT INCOME - NET.....................................                  1,016,957
                                                                            -----------
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS - NET:
    Realized loss on investments - net......................                 (1,991,794)
    Change in unrealized depreciation on
     investments - net......................................                (32,704,279)
                                                                            -----------
        TOTAL REALIZED AND UNREALIZED GAIN ON
        INVESTMENTS - NET...................................                 30,712,485
                                                                            -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........                $31,729,442
                                                                            ===========

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              FOR THE SIX      FOR THE
                                                              MONTHS ENDED    YEAR ENDED
                                                                JUNE 30,     DECEMBER 31,
                                                                  2003           2002
                                                              ------------   ------------
                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Investment income - net.................................  $ 1,016,957    $  2,405,288
    Realized loss on investments - net......................   (1,991,794)    (12,560,901)
    Change in unrealized depreciation on
      investments - net.....................................   32,704,279     (35,615,150)
                                                              ------------   ------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      OPERATIONS............................................   31,729,442     (45,770,763)
                                                              ------------   ------------
CAPITAL TRANSACTIONS:
    Proceeds from contributions.............................   41,407,306     105,968,467
    Fair value of withdrawals...............................  (39,966,808)    (61,250,024)
                                                              ------------   ------------
    NET INCREASE IN NET ASSETS DERIVED FROM CAPITAL
      TRANSACTIONS..........................................    1,440,498      44,718,443
                                                              ------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................   33,169,940      (1,052,320)
NET ASSETS:
    Beginning of period.....................................  181,915,471     182,967,791
                                                              ------------   ------------
    END OF PERIOD...........................................  $215,085,411   $181,915,471
                                                              ============   ============

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The following ratios have been derived from information provided in the financial statements.

                                FOR THE SIX
                                MONTHS ENDED        FOR THE YEAR ENDED DECEMBER 31,
                                  JUNE 30,     -----------------------------------------
                                    2003         2002       2001       2000       1999
                                ------------   --------   --------   --------   --------
                                (UNAUDITED)
TOTAL INVESTMENT RETURN**.....      17.83%+     (20.19%)     2.37%         --         --
                                  --------     --------   --------   --------   --------
RATIOS TO AVERAGE NET ASSETS:
    Expenses, net of
      reimbursement...........       .09%*         .08%       .08%       .09%       .14%
                                  --------     --------   --------   --------   --------
    Expenses..................       .11%*         .14%       .13%       .13%       .17%
                                  --------     --------   --------   --------   --------
    Investment income --net...      1.11%*        1.26%      1.45%      1.90%      1.83%
                                  --------     --------   --------   --------   --------
SUPPLEMENTAL DATA:
    Net assets, end of period
      (in thousands)..........    $215,085     $181,915   $182,968   $169,244   $114,799
                                  --------     --------   --------   --------   --------
    Portfolio turnover........      23.33%       39.00%     48.50%     50.51%     51.20%
                                  --------     --------   --------   --------   --------

---------------

 *  Annualized.

** Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

 +  Aggregate total investment return.

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Small Cap Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

  A.  Valuation of investments

     Portfolio securities that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official closing price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees. Occasionally, events affecting the values of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the market on which such securities trade) and the close of business on the NYSE. If events (for example, company announcement, natural disasters, market volatility) occur during such periods that are expected to materially affect the value for such securities, those securities may be valued at their fair market value as determined in good faith by the Trust's Board of Trustees or by the investment adviser using a pricing service and/or procedures approved by the Board of Trustees of the Trust.

  B.  Derivative financial instruments

     The Series may engage in various portfolio investment strategies both to increase the return of the Series and to hedge, or protect, its exposure to interest rate movement and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

  Financial futures contracts

     The Series may purchase or sell financial futures contracts and options on such futures contracts. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series

--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  Options

     The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to(or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (ora gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

     Written and purchased options are non-income producing investments.

  C.  Income taxes

     The Series is classified as a partnership for Federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

  D.  Security transactions and investment income

     Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

  E.  Securities lending

     The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return

--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2.   INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

     The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

     FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. FAM has entered into a contractual arrangement with the Series under which the expenses incurred by the Series will not exceed .09%. This arrangement expires December 31, 2003 and is renewable. FAM reimbursed the Series for additional expenses of $20,960.

     Merrill Lynch Trust Company, an indirect, wholly-owned Subsidiary of ML & Co., is the Series' Custodian.

     The Series has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner and Smith Incorporated ("MLPF&S") or its affiliates. As of June 30, 2003, the Series lent securities with a value of $754,833 to MLPF&S or its affiliates. Pursuant to that order, the Series also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the six months ended June 30, 2003, MLIM, LLC received $9,548 in securities lending agent fees.

     For the six months ended June 30, 2003, the Series reimbursed FAM $2,161 for certain accounting services.

     Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3.   INVESTMENTS

     Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2003 were $49,523,304 and $41,418,683, respectively.

     Net realized gains (losses) for the six months ended June 30, 2003 and net unrealized losses as of June 30, 2003 were as follows:

                                                            REALIZED      UNREALIZED
                                                         GAINS (LOSSES)     LOSSES
                                                         --------------   -----------
Long-term investments..................................   $(3,150,070)    $(8,835,505)
Financial futures contracts............................     1,158,276         (99,801)
                                                          -----------     -----------
Total..................................................   $(1,991,794)    $(8,935,306)
                                                          ===========     ===========

--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

     As of June 30, 2003, net unrealized depreciation for Federal income tax purposes aggregated $12,210,600, of which $25,243,650 related to appreciated securities and $37,454,250 related to depreciated securities. At June 30, 2003, the aggregate cost of investments for Federal income tax purposes was$242,914,356.

4.   SHORT-TERM BORROWINGS

     The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .09% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 29, 2002, the credit agreement was renewed for one year under the same terms, except that the commitment was reduced from $1,000,000,000 to $500,000,000. The Series did not borrow under the credit agreement during the six months ended June 30, 2003.

--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

SCHEDULE OF INVESTMENTS
June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                 SHARES        VALUE
                                ---------   ------------
COMMON STOCKS
AUSTRALIA
Beverages - 0.2%
Coca-Cola Amatil Limited......     15,506   $     59,379
Foster's Brewing Group
  Limited.....................     83,121        234,687
Southcorp Limited.............      8,843         16,724
                                            ------------
                                                 310,790
                                            ------------

Biotechnology - 0.0%
CSL Limited...................      3,407         27,305
                                            ------------
Capital Markets - 0.1%
Macquarie Bank Limited........     10,694        206,552
                                            ------------
Chemicals - 0.0%
Orica Limited.................      5,805         42,163
                                            ------------
Commercial Banks - 1.7%
Australia and New Zealand
  Banking Group Ltd. .........     50,236        626,989
Commonwealth Bank of
  Australia...................     40,816        808,879
National Australia Bank
  Limited.....................     45,536      1,023,048
Westpac Banking Corporation
  Limited.....................     60,555        659,932
                                            ------------
                                               3,118,848
                                            ------------
Commercial Services & Supplies - 0.1%
Brambles Industries Limited...     44,098        135,155
                                            ------------

Construction Materials - 0.2%
Boral Limited.................     19,286         65,447
CSR Limited...................     36,728         47,785
James Hardie Industries NV....      8,663         40,901
Rinker Group Limited..........     36,728        129,070
                                            ------------
                                                 283,203
                                            ------------

Containers & Packaging - 0.1%
Amcor Limited.................     25,946        141,294
                                            ------------
Diversified Financial Services - 0.0%
Suncorp-Metway Limited........     10,318         80,269
                                            ------------

Diversified Telecommunication Services - 0.1%
Telstra Corporation Limited...     52,103        153,749
                                            ------------
Food & Staples Retailing - 0.3%
Coles Myer Limited............     28,979        136,043
Woolworths Limited............     39,044        327,834
                                            ------------
                                                 463,877
                                            ------------

Gas Utilities - 0.1%
Australian Gas Light Company
  Limited.....................     20,023        147,041
                                            ------------

                                 SHARES        VALUE
                                ---------   ------------

Health Care Equipment & Supplies - 0.0%
Cochlear Limited..............        993   $     21,510
Pacific Dunlop Limited (a)....      7,344         28,813
                                            ------------
                                                  50,323
                                            ------------

Health Care Providers & Services - 0.0%
Mayne Nickless Limited........     33,090         60,806
                                            ------------

Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Limited....     77,973         69,549
TABCORP Holdings Limited......     19,869        143,512
                                            ------------
                                                 213,061
                                            ------------

IT Services - 0.0%
Computershare Limited.........     11,639         14,597
                                            ------------

Industrial Conglomerates - 0.1%
Wesfarmers Limited............     10,979        186,286
                                            ------------

Insurance - 0.2%
AMP Limited...................     27,802         92,668
Insurance Australia Group
  Limited.....................     24,564         56,011
QBE Insurance Group Limited...     30,223        188,908
                                            ------------
                                                 337,587
                                            ------------

Media - 0.3%
John Fairfax Holdings
  Limited.....................     31,318         60,490
The News Corporation Limited..     52,723        396,017
                                            ------------
                                                 456,507
                                            ------------

Metals & Mining - 0.6%
Alumina Limited...............     42,215        115,228
BHP Billiton Limited..........    105,585        611,803
BHP Steel Limited.............     27,058         67,505
Newcrest Mining Limited.......     20,996        107,719
OneSteel Limited..............     23,360         30,079
Rio Tinto Limited.............      4,633         90,759
WMC Resources Limited (a).....     42,215         99,373
                                            ------------
                                               1,122,466
                                            ------------

Oil & Gas - 0.1%
Origin Energy Limited.........      1,355          3,680
Santos Limited................     24,995         98,901
Woodside Petroleum Limited....      6,460         53,635
                                            ------------
                                                 156,216
                                            ------------

Paper & Forest Products - 0.0%
Paperlinx Limited.............        377          1,158
                                            ------------

Real Estate - 0.5%
AMP Diversified Property
  Trust.......................     52,807        108,016
Gandel Retail Trust...........    112,770        100,587
General Property Trust........     62,350        122,100
Lend Lease Corporation
  Limited.....................     18,698        104,707

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                 SHARES        VALUE
                                ---------   ------------
Mirvac Group..................     43,171   $    128,550
Stockland Trust Group.........     46,236        155,351
Westfield Holdings Limited....      4,962         48,585
Westfield Trust...............     92,935        215,028
                                            ------------
                                                 982,924
                                            ------------
Transportation Infrastructure - 0.1%
Macquarie Infrastructure
  Group.......................     24,317         58,546
Patrick Corporation Limited...      5,500         46,292
                                            ------------
                                                 104,838
                                            ------------
TOTAL COMMON STOCKS IN
  AUSTRALIA
  (COST - $7,123,884) - 4.9%..                 8,797,015
                                            ------------
AUSTRIA
Building Products - 0.0%
Wienerberger Baustoffindustrie
  AG..........................        122          2,144
                                            ------------
Construction Materials - 0.0%
RHI AG (a)....................         53            630
                                            ------------
Containers & Packaging - 0.1%
Mayr-Melnhof Karton AG........        911         75,856
                                            ------------

Diversified Telecommunication Services - 0.0%
Telekom Austria AG (a)........      3,644         41,344
                                            ------------
Electric Utilities - 0.0%
Oesterreichische
  Elektrizitaetswirtschafts-AG
  "Verbund" 'A'...............         47          4,330
                                            ------------

Machinery - 0.0%
VA Technologie AG (a).........        458         12,102
                                            ------------

Metals & Mining - 0.0%
Boehler-Uddeholm AG...........        390         21,555
                                            ------------

Oil & Gas - 0.0%
OMV AG........................        329         39,526
                                            ------------
Transportation Infrastructure - 0.0%
Flughafen Wien AG.............      1,446         52,555
                                            ------------
TOTAL COMMON STOCKS IN AUSTRIA
  (COST - $199,801) - 0.1%....                   250,042
                                            ------------

BELGIUM
Beverages - 0.0%
Interbrew.....................      2,492         55,374
                                            ------------

Chemicals - 0.1%
Solvay SA.....................      1,416         97,564
                                            ------------
Commercial Banks - 0.2%
Dexia.........................     17,437        220,462

                                 SHARES        VALUE
                                ---------   ------------
KBC Bancassurance Holding.....      2,802   $    110,012
                                            ------------
                                                 330,474
                                            ------------

Construction & Engineering - 0.0%
Suez Lyonnaise des Eaux SA
  (a).........................      4,785             55
                                            ------------

Distributors - 0.0%
D'leteren SA..................        222         31,816
                                            ------------

Diversified Financial Services - 0.4%
Fortis........................     34,518        599,338
Groupe Bruxelles Lambert SA...      2,091         94,607
                                            ------------
                                                 693,945
                                            ------------

Electric Utilities - 0.1%
Electrabel SA.................        908        231,375
                                            ------------

Electrical Equipment - 0.0%
Bekaert NV....................      1,022         47,766
                                            ------------

Electronic Equipment & Instruments - 0.0%
Barco NV (New Shares).........        520         31,111
                                            ------------

Food & Staples Retailing - 0.1%
Colruyt NV....................      1,048         72,449
Delhaize "Le Lion" SA.........        592         18,015
                                            ------------
                                                  90,464
                                            ------------

Food Products - 0.0%
Delhaize "Le Lion" SA (ADR)
  (b).........................        950         29,127
                                            ------------

Leisure Equipment & Products - 0.1%
Agfa Gevaert NV...............      5,023        106,653
                                            ------------

Marine - 0.0%
Compagnie Maritime Belge SA
  (CMB).......................        628         24,880
Exmar NV (a)..................        628         21,462
                                            ------------
                                                  46,342
                                            ------------

Metals & Mining - 0.0%
Union Miniere SA..............      1,057         54,779
                                            ------------

Pharmaceuticals - 0.1%
UCB SA........................      4,104        112,448
                                            ------------
TOTAL COMMON STOCKS IN BELGIUM
  (COST - $2,134,930) - 1.1%..                 1,959,293
                                            ------------

BERMUDA
Specialty Retail - 0.0%
Yue Yuen Industrial (Holdings)
  Limited.....................     21,785         55,733
                                            ------------
TOTAL COMMON STOCKS IN BERMUDA
  (COST - $50,757) - 0.0%.....                    55,733
                                            ------------

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                 SHARES        VALUE
                                ---------   ------------
DENMARK
Beverages - 0.0%
Carlsberg A/S 'B'.............        285   $     10,197
                                            ------------

Chemicals - 0.0%
Novozymes A/S 'B'.............      2,267         63,069
                                            ------------
Commercial Banks - 0.2%
Danske Bank...................     14,837        288,939
                                            ------------

Commercial Services & Supplies - 0.0%
Group 4 Falck A/S.............      2,132         35,423
ISS A/S.......................        527         18,815
                                            ------------
                                                  54,238
                                            ------------
Construction & Engineering - 0.0%
FLS Industries A/S 'B' (a)....      1,417         11,826
                                            ------------

Diversified Telecommunication Services - 0.1%
TDC A/S.......................      3,905        116,786
                                            ------------
Electrical Equipment - 0.0%
NKT Holding A/S...............        820         11,343
Vestas Wind Systems A/S.......      3,906         44,674
                                            ------------
                                                  56,017
                                            ------------

Food Products - 0.1%
A/S Det Ostasiatiske
  Kompagni....................        555         15,183
Danisco A/S...................      2,482         97,245
                                            ------------
                                                 112,428
                                            ------------

Health Care Equipment & Supplies - 0.0%
Coloplast A/S 'B'.............         93          7,187
William Demant A/S (a)........      1,530         34,998
                                            ------------
                                                  42,185
                                            ------------

Household Durables - 0.0%
Bang & Olufsen Holding A/S
  'B'.........................        464         12,622
                                            ------------

Insurance - 0.0%
Topdanmark A/S (a)............        907         33,153
                                            ------------
Marine - 0.2%
A/S Dampskibsselskabet
  Svendborg 'B'...............         47        254,246
                                            ------------
Pharmaceuticals - 0.2%
H. Lundbeck A/S...............        502         10,164
Novo Nordisk A/S 'B'..........     10,122        354,343
                                            ------------
                                                 364,507
                                            ------------
TOTAL COMMON STOCKS IN DENMARK
  (COST - $1,300,341) - 0.8%..                 1,420,213
                                            ------------

FINLAND
Communications Equipment - 1.3%
Nokia Oyj 'A' (ADR) (b).......      1,270         20,866

                                 SHARES        VALUE
                                ---------   ------------
Nokia Oyj (Series A)..........    134,008   $  2,206,754
                                            ------------
                                               2,227,620
                                            ------------

Diversified Telecommunication Services - 0.1%
HPY Holding - HTF Holding Oyj
  Abp (a).....................      4,700         40,371
TeliaSonera AB................     36,201        148,826
                                            ------------
                                                 189,197
                                            ------------

Health Care Equipment & Supplies - 0.1%
Instrumentarium Corporation...      3,019        114,753
                                            ------------

IT Services - 0.0%
Tietoenator Oyj...............      3,005         50,589
                                            ------------

Insurance - 0.1%
Pohjola Group PLC 'D'.........      2,198         37,634
Sampo Insurance Company Ltd.
  'A'.........................     11,884         87,204
                                            ------------
                                                 124,838
                                            ------------

Leisure Equipment & Products - 0.0%
Amer Group Ltd. ..............      1,968         60,160
                                            ------------

Machinery - 0.0%
Kone Corporation 'B'..........        201          8,425
Metso Oyj.....................      4,366         38,856
Wartsila Oyj 'B'..............        154          1,913
                                            ------------
                                                  49,194
                                            ------------

Metals & Mining - 0.0%
Outokumpu Oyj.................        447          3,927
Rautaruukki Oyj (a)...........      3,289         14,163
                                            ------------
                                                  18,090
                                            ------------

Oil & Gas - 0.1%
Fortum Corporation, the IVO-
  Neste Group.................     10,540         84,483
                                            ------------

Paper & Forest Products - 0.2%
Stora Enso Oyj 'R'............     22,459        250,944
UPM-Kymmene Oyj...............     14,736        215,080
                                            ------------
                                                 466,024
                                            ------------
TOTAL COMMON STOCKS IN FINLAND
  (COST - $3,550,276) - 1.9%..                 3,384,948
                                            ------------

FRANCE
Aerospace & Defense - 0.1%
European Aeronautic Defense
  and Space Company...........      4,658         57,127
Thomson CSF...................      5,228        155,192
                                            ------------
                                                 212,319
                                            ------------

Auto Components - 0.2%
Compagnie Generale des
  Etablissements Michelin
  'B'.........................      3,065        119,670

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                 SHARES        VALUE
                                ---------   ------------
Valeo SA......................      3,198   $    110,907
                                            ------------
                                                 230,577
                                            ------------
Automobiles - 0.3%
PSA Peugeot Citroen...........      6,516        316,516
Renault SA....................      5,151        272,333
                                            ------------
                                                 588,849
                                            ------------

Beverages - 0.1%
Pernod Ricard.................      2,180        194,514
                                            ------------

Building Products - 0.2%
Compagnie de Saint-Gobain.....      7,976        313,887
Lafarge SA (Rights) (e).......      5,015         13,534
                                            ------------
                                                 327,421
                                            ------------

Chemicals - 0.2%
Air Liquide...................      2,984        442,384
                                            ------------

Commercial Banks - 1.1%
BNP Paribas SA................     24,727      1,256,489
Credit Agricole S.A. .........     10,307        195,886
Societe Generale 'A'..........      7,748        491,137
                                            ------------
                                               1,943,512
                                            ------------

Commercial Services & Supplies - 0.0%
Societe BIC SA................      1,954         76,067
                                            ------------

Communications Equipment - 0.2%
Alcatel (a)...................     38,404        346,195
Sagem SA (New Shares).........        550         44,211
                                            ------------
                                                 390,406
                                            ------------

Construction & Engineering - 0.1%
Societe Generale d'Entreprises
  SA..........................      1,886        127,240
                                            ------------

Construction Materials - 0.2%
Imetal SA.....................        298         43,392
Lafarge SA (Ordinary).........      5,016        293,751
                                            ------------
                                                 337,143
                                            ------------

Diversified Telecommunication Services - 0.3%
France Telecom SA (a).........     22,097        542,012
                                            ------------
Electrical Equipment - 0.2%
Alstom (a)....................     13,495         46,491
Schneider SA..................      5,791        272,255
                                            ------------
                                                 318,746
                                            ------------

Energy Equipment & Service - 0.0%
Compagnie Francaise d'Etudes
  et de Construction (Technip
  SA).........................        733         64,141
                                            ------------
Food & Staples Retailing - 0.5%
Carrefour SA..................     16,918        829,178

                                 SHARES        VALUE
                                ---------   ------------
Etablissements Economiques du
  Casino Guichard-Perrachon
  SA..........................      1,789   $    139,699
                                            ------------
                                                 968,877
                                            ------------

Food Products - 0.3%
Groupe Danone.................      3,584        495,940
                                            ------------

Health Care Equipment & Supplies - 0.1%
Essilor International SA......      2,316         93,298
                                            ------------

Hotels, Restaurants & Leisure - 0.2%
Accor SA......................      5,124        185,351
Sodexho Alliance SA...........      3,743        101,009
                                            ------------
                                                 286,360
                                            ------------

Household Durables - 0.1%
Thomson Multimedia............      6,869        105,936
                                            ------------

IT Services - 0.0%
Cap Gemini SA (a).............      2,001         71,049
                                            ------------

Insurance - 0.3%
Axa...........................     41,163        638,611
                                            ------------

Internet Software & Services - 0.1%
Wanadoo (a)...................     12,500         83,686
                                            ------------

Media - 0.5%
Lagardere S.C.A. .............      3,917        170,253
Publicis SA...................      3,608         96,828
Societe Television Francaise
  1...........................      5,565        171,267
Vivendi Universal SA (a)......     18,089        329,244
Vivendi Universal SA (ADR) (a)
  (b).........................      6,053        111,617
                                            ------------
                                                 879,209
                                            ------------

Metals & Mining - 0.1%
Arcelor.......................     10,996        128,040
Pechiney SA 'A'...............      1,951         70,036
                                            ------------
                                                 198,076
                                            ------------

Multi-Utilities & Unregulated Power - 0.3%
Suez SA.......................     24,765        394,163
Vivendi Environment...........      6,928        142,408
                                            ------------
                                                 536,571
                                            ------------

Multiline Retail - 0.1%
Pinault-Printemps-Redoute SA..      2,228        167,839
                                            ------------

Oil & Gas - 1.6%
TotalFinaElf SA...............     18,208      2,751,644
TotalFinaElf SA 'B'...........        939        142,120
TotalFinaElf SA 'STRIP' (a)...      4,140             48
                                            ------------
                                               2,893,812
                                            ------------

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                 SHARES        VALUE
                                ---------   ------------
Personal Products - 0.4%
L'Oreal SA....................     10,798   $    761,353
                                            ------------
Pharmaceuticals - 1.0%
Aventis SA....................     20,554      1,130,828
Sanofi-Synthelabo SA..........     11,420        668,822
                                            ------------
                                               1,799,650
                                            ------------
Real Estate - 0.1%
Klepierre.....................      2,142        105,770
Unibail (Union du Credit-Bail
  Immobilier).................        113          8,370
                                            ------------
                                                 114,140
                                            ------------
Semiconductors & Semiconductor Equipment - 0.2%
STMicroelectronics NV.........     17,662        370,352
                                            ------------

Software - 0.0%
Business Objects SA (a).......        718         16,012
Dassault Systemes SA..........      1,856         60,956
                                            ------------
                                                  76,968
                                            ------------
Textiles, Apparel & Luxury Goods - 0.2%
LVMH (Louis Vuitton Moet
  Hennessy)...................      6,541        324,415
                                            ------------

Wireless Telecommunication Services - 0.1%
Bouygues SA...................      6,902        190,539
                                            ------------
TOTAL COMMON STOCKS IN FRANCE
 (COST - $16,036,544) - 9.4%..                16,852,012
                                            ------------
GERMANY
Air Freight & Logistics - 0.1%
Deutsche Post AG (Registered
  Shares).....................     16,358        240,256
                                            ------------

Airlines - 0.0%
Deutsche Lufthansa AG
  (Registered Shares).........      5,765         67,526
                                            ------------

Auto Components - 0.1%
Continental AG................      4,191         87,977
                                            ------------
Automobiles - 0.6%
DaimlerChrysler AG............     25,764        899,417
Volkswagen AG.................      5,122        216,511
                                            ------------
                                               1,115,928
                                            ------------

Biotechnology - 0.0%
QIAGEN NV (a).................      4,938         41,679
                                            ------------
Building Products - 0.0%
Buderus AG....................      2,231         74,297
                                            ------------

Capital Markets - 0.6%
Deutsche Bank AG (Registered
  Shares).....................     16,030      1,039,686

                                 SHARES        VALUE
                                ---------   ------------
Marschollek, Lautenschlaeger
  und Partner AG (a)..........      3,609   $     53,877
                                            ------------
                                               1,093,563
                                            ------------

Chemicals - 0.8%
BASF AG.......................     15,058        643,257
Bayer AG......................     22,263        515,916
Linde AG......................      3,341        123,693
                                            ------------
                                               1,282,866
                                            ------------

Commercial Banks - 0.2%
Bayerische Hypo- und
  Vereinsbank AG (a)..........     13,994        231,247
Commerzbank AG................      8,210        114,832
                                            ------------
                                                 346,079
                                            ------------

Construction Materials - 0.0%
Heidelberger Zement AG (a)....         51          1,136
Heidelberger Zement AG (a)....      1,346             15
Heidelberger Zement AG........      1,778         39,711
                                            ------------
                                                  40,862
                                            ------------

Diversified Financial Services - 0.1%
Deutsche Boerse AG............      1,833         97,100
                                            ------------

Diversified Telecommunication Services - 0.5%
Deutsche Telekom AG
  (Registered Shares) (a).....     58,330        890,207
                                            ------------

Electric Utilities - 0.5%
E.On AG.......................     16,212        833,485
                                            ------------

Electronic Equipment & Instruments - 0.0%
Epcos AG (a)..................      2,386         30,742
                                            ------------

Food & Staples Retailing - 0.1%
Douglas Holding AG............      1,160         25,043
Metro AG......................      1,873         60,547
                                            ------------
                                                  85,590
                                            ------------

Health Care Providers & Services - 0.1%
Fresenius Medical Care AG.....      1,880         93,048
Gehe AG.......................      1,654         64,996
                                            ------------
                                                 158,044
                                            ------------

Hotels, Restaurants & Leisure - 0.0%
Preussag AG...................      4,174         62,072
                                            ------------

Industrial Conglomerates - 0.6%
Siemens AG....................     22,354      1,096,631
Siemens AG (ADR) (b)..........        860         42,011
                                            ------------
                                               1,138,642
                                            ------------

Insurance - 0.5%
Allianz AG (Registered
  Shares).....................      7,265        603,849

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                 SHARES        VALUE
                                ---------   ------------
Muenchener Rueckversicherungs-
  Gesellschaft AG (Registered
  Shares).....................      3,140   $    320,124
                                            ------------
                                                 923,973
                                            ------------

Machinery - 0.0%
MAN AG........................      3,990         67,446
                                            ------------

Metals & Mining - 0.1%
Thyssen Krupp AG..............      9,157        105,575
                                            ------------

Multi-Utilities & Unregulated Power - 0.2%
RWE AG........................     11,991        362,010
                                            ------------

Multiline Retail - 0.0%
Karstadt AG...................      1,640         35,105
                                            ------------
Personal Products - 0.1%
Beiersdorf AG.................      1,419        189,675
                                            ------------
Pharmaceuticals - 0.2%
Altana AG.....................        977         61,639
Merck KGaA....................      2,378         69,089
Schering AG...................      4,520        221,013
                                            ------------
                                                 351,741
                                            ------------
Semiconductors & Semiconductor Equipment - 0.1%
Infineon Technologies AG (a)..     10,701        103,469
                                            ------------

Software - 0.4%
SAP AG (Systeme, Anwendungen,
  Produkte in der
  Datenverarbeitung)..........      6,154        725,775
                                            ------------

Textiles, Apparel & Luxury Goods - 0.1%
Adidas-Salomon AG.............      1,302        111,344
                                            ------------
TOTAL COMMON STOCKS IN GERMANY
 (COST - $12,011,917) - 6.0%..                10,663,028
                                            ------------
GREECE
Beverages - 0.1%
Hellenic Bottling Co. ........      3,612         59,646
                                            ------------

Commercial Banks - 0.2%
Alpha Credit Bank.............      7,965        138,845
Bank of Piraeus...............      1,959         14,892
Commercial Bank of Greece.....      1,938         33,872
EFG Eurobank Ergasias.........      4,179         62,962
National Bank of Greece SA....      4,068         68,761
                                            ------------
                                                 319,332
                                            ------------
Communications Equipment - 0.0%
Intracom SA...................      8,070         53,564
                                            ------------

Construction Materials - 0.0%
Titan Cement Company..........      1,341         48,508
                                            ------------

                                 SHARES        VALUE
                                ---------   ------------

Diversified Telecommunication Services - 0.1%
Hellenic Telecommunications
  Organization SA (OTE).......     14,796   $    174,667
                                            ------------

Hotels, Restaurants & Leisure - 0.0%
Greek Organization of Football
  Prognostics.................      2,510         25,595
                                            ------------

Metals & Mining - 0.0%
Viohalco, Hellenic Copper and
  Aluminum Industry SA........      4,057         20,219
                                            ------------

Wireless Telecommunication Services - 0.0%
Panafon Hellenic Telecom
  Co. ........................      4,650         30,971
                                            ------------
TOTAL COMMON STOCKS IN GREECE
  (COST - $809,855) - 0.4%....  .........        732,502
                                            ------------

HONG KONG
Airlines - 0.0%
Cathay Pacific Airways........     51,263         69,024
                                            ------------

Commercial Banks - 0.3%
BOC Hong Kong (Holdings)
  Limited.....................     91,000         91,605
Bank of East Asia, Ltd. ......     34,339         67,814
Hang Seng Bank Limited........     28,153        297,843
                                            ------------
                                                 457,262
                                            ------------

Distributors - 0.0%
Li & Fung Limited.............     56,719         73,098
                                            ------------

Diversified Financial Services - 0.2%
Hong Kong Exchanges & Clearing
  Ltd. .......................     42,000         60,322
Swire Pacific Limited 'A'.....     41,077        179,623
Wharf (Holdings) Ltd. ........     36,107         69,453
                                            ------------
                                                 309,398
                                            ------------

Diversified Telecommunication Services - 0.0%
PCCW Limited (a)..............     34,195         21,158
                                            ------------

Electric Utilities - 0.3%
CLP Holdings Limited..........     67,187        293,797
Hongkong Electric Holdings
  Limited.....................     55,500        217,782
                                            ------------
                                                 511,579
                                            ------------

Electrical Equipment - 0.1%
ASM Pacific Technology
  Limited.....................      5,004         14,631
Johnson Electric Holdings
  Limited.....................     52,828         65,373
                                            ------------
                                                  80,004
                                            ------------

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                 SHARES        VALUE
                                ---------   ------------
Gas Utilities - 0.1%
Hong Kong and China Gas
  Company Ltd. ...............    102,240   $    129,141
                                            ------------

Hotels, Restaurants & Leisure - 0.0%
Shangri-La Asia Limited.......     24,734         15,700
                                            ------------

Industrial Conglomerates - 0.2%
Hutchison Whampoa Limited.....     64,989        395,860
                                            ------------

Media - 0.0%
South China Morning Post
  Holdings Ltd. ..............     34,025         13,417
Television Broadcasts Ltd. ...      5,646         20,236
                                            ------------
                                                  33,653
                                            ------------
Real Estate - 0.3%
Cheung Kong (Holdings) Ltd. ..     38,735        232,962
Henderson Land Development
  Company Limited.............     28,491         81,840
New World Development Company
  Ltd. .......................     57,637         22,358
Sino Land Company Limited.....     48,421         15,058
Sun Hung Kai Properties
  Ltd. .......................     42,324        213,841
                                            ------------
                                                 566,059
                                            ------------

Specialty Retail - 0.0%
Esprit Holdings Limited.......     16,000         39,086
                                            ------------
TOTAL COMMON STOCKS IN HONG
  KONG
  (COST - $3,498,502) - 1.5%..                 2,701,022
                                            ------------

IRELAND
Airlines - .01%
Ryanair Holdings PLC (a)......     27,680        199,300
                                            ------------

Commercial Banks - 0.5%
Allied Irish Banks PLC........     32,040        486,405
Bank of Ireland...............     26,151        315,620
                                            ------------
                                                 802,025
                                            ------------
Construction Materials - 0.1%
CRH PLC.......................        936         14,736
CRH PLC.......................     14,200        221,769
                                            ------------
                                                 236,505
                                            ------------

Food Products - 0.1%
Greencore Group PLC...........     16,409         54,645
Kerry Group PLC 'A'...........      4,710         72,801
                                            ------------
                                                 127,446
                                            ------------

Household Durables - 0.0%
Waterford Wedgwood PLC........     25,516          7,032
                                            ------------
Industrial Conglomerates - 0.0%
DCC PLC.......................      3,189         42,846
                                            ------------

                                 SHARES        VALUE
                                ---------   ------------

Insurance - 0.1%
Irish Life & Permanent PLC....     11,194   $    121,733
                                            ------------

Media - 0.0%
Independent News & Media
  PLC.........................     21,817         38,833
                                            ------------

Pharmaceuticals - 0.0%
Elan Corporation PLC (a)......      4,431         22,898
Elan Corporation PLC (ADR) (a)
  (b).........................      5,755         32,458
                                            ------------
                                                  55,356
                                            ------------
TOTAL COMMON STOCKS IN IRELAND
  (COST - $1,757,813) - 0.9%..                 1,631,076
                                            ------------

ITALY
Aerospace & Defense - 0.0%
Finmeccanica SpA..............     97,905         62,735
                                            ------------

Automobiles - 0.0%
Fiat SpA (a)..................      5,647         41,061
                                            ------------

Capital Markets - 0.2%
Banca Fideuram SpA............      1,700          9,285
Mediobanca SpA................     20,672        206,289
Mediolanum SpA................     10,572         59,075
                                            ------------
                                                 274,649
                                            ------------

Commercial Banks - 0.9%
Banca Intesa SpA..............     13,658         31,400
Banca Nazionale del Lavoro
  (Ordinary) (a)..............     80,547        135,229
Banca Popolare di Milano
  (BPM).......................     13,422         58,801
Banca di Roma SpA (a).........     81,420        143,520
Banca Popolare di Verona e
  Novara Scrl.................      7,339        100,290
Intesa BCI SpA................    117,406        375,482
San Paolo-IMI SpA.............     21,941        203,911
Unicredito Italiano SpA.......     96,070        457,836
                                            ------------
                                               1,506,469
                                            ------------

Construction Materials - 0.0%
Italcementi SpA...............      5,565         63,164
                                            ------------

Diversified Financial Services - 0.0%
Fineco Group SpA (a)..........     48,440         26,011
                                            ------------

Diversified Telecommunication Services - 0.5%
Telecom Italia SpA............     69,689        630,855
Telecom Italia SpA (Registered
  Shares).....................     55,725        305,241
                                            ------------
                                                 936,096
                                            ------------

Electric Utilities - 0.3%
Enel SpA......................     71,623        446,937
                                            ------------

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                 SHARES        VALUE
                                ---------   ------------
Electrical Equipment - 0.1%
Pirelli SpA (a)...............     74,074   $     75,025
                                            ------------
Food Products - 0.0%
Parmalat Finanziaria SpA......     22,512         70,808
                                            ------------

Gas Utilities - 0.0%
Snam Rete Gas SpA.............     11,664         45,809
                                            ------------
Health Care Equipment & Supplies - 0.0%
Snia SpA......................     26,845         52,715
                                            ------------

Hotels, Restaurants & Leisure - 0.0%
Autogrill SpA (a).............      4,473         48,797
                                            ------------

Insurance - 0.6%
Alleanza Assicurazioni........     13,965        132,784
Assicurazioni Generali........     28,636        663,602
Riunione Adriatica di Sicurta
  SpA.........................     13,239        200,832
                                            ------------
                                                 997,218
                                            ------------

Internet Software & Services - 0.0%
Tiscali SpA (a)...............      9,266         47,446
                                            ------------
Media - 0.2%
Gruppo Editoriale L'Espresso
  SpA.........................     15,754         62,450
Mediaset SpA..................     11,887        100,604
Mondadori (Arnoldo) Editore
  SpA.........................      5,198         37,725
Seat Pagine Gialle SpA (a)....    104,262         72,436
                                            ------------
                                                 273,215
                                            ------------
Oil & Gas - 0.6%
ENI SpA.......................     62,764        949,372
ENI SpA (ADR) (b).............      1,875        142,575
                                            ------------
                                               1,091,947
                                            ------------
Textiles, Apparel & Luxury Goods - 0.1%
Benetton Group SpA............      5,296         54,978
Bulgari SpA...................      4,032         22,368
Luxottica Group SpA...........      1,412         19,333
                                            ------------
                                                  96,679
                                            ------------

Wireless Telecommunication Services - 0.3%
Telecom Italia Mobile (TIM)
  SpA.........................    115,617        569,711
                                            ------------
TOTAL COMMON STOCKS IN ITALY
  (COST - $6,623,487) - 3.8%..                 6,726,492
                                            ------------

JAPAN
Air Freight & Logistics - 0.1%
Yamato Transport Co., Ltd. ...     19,000        210,294
                                            ------------

                                 SHARES        VALUE
                                ---------   ------------

Airlines - 0.0%
Japan Airlines System
  Corporation.................     28,000   $     61,095
                                            ------------

Auto Components - 0.4%
Bridgestone Corp. ............     17,000        230,772
Denso Corporation.............     17,600        278,932
NGK Spark Plug Co., Ltd. .....      9,000         63,111
Sanden Corporation............     20,000         95,107
                                            ------------
                                                 667,922
                                            ------------

Automobiles - 2.0%
Honda Motor Co., Ltd. ........     22,400        848,803
Nissan Motor Co., Ltd. .......     71,000        678,809
Toyota Motor Corporation......     81,300      2,105,709
                                            ------------
                                               3,633,321
                                            ------------

Beverages - 0.3%
Asahi Breweries Limited.......     20,000        120,758
Kirin Brewery Company, Ltd. ..     23,000        161,666
Sapporo Breweries Limited.....     43,000        106,000
Takara Shuzo Co., Ltd. .......      8,000         43,173
                                            ------------
                                                 431,597
                                            ------------

Building Products - 0.4%
Asahi Glass Company, Limited..     15,000         93,067
Daikin Industries, Ltd. ......      8,000        146,908
Nippon Sheet Glass Company,
  Ltd. .......................     23,000         68,957
Tostem Corporation............      9,000        129,669
Toto Limited..................     16,000         95,007
                                            ------------
                                                 533,608
                                            ------------

Capital Markets - 0.6%
Daiwa Securities Group
  Inc. .......................     39,000        224,110
The Nikko Securities Co.,
  Ltd. .......................     28,000        112,396
The Nomura Securities Co.,
  Ltd. .......................     53,000        672,680
                                            ------------
                                               1,009,186
                                            ------------

Chemicals - 1.0%
Asahi Chemical Industry Co.,
  Ltd. .......................     43,000        122,832
Daicel Chemical Industries,
  Ltd. .......................      3,000          9,519
Dainippon Ink and Chemicals,
  Inc. .......................     30,000         60,712
Denki Kagaku Kogyo Kabushiki
  Kaisha......................      3,000          8,320
Ishihara Sangyo Kaisha,
  Ltd. .......................     11,000         18,597
Kaneka Corporation............     13,000         80,117
Kuraray Co., Ltd. ............      8,000         52,501
Mitsubishi Chemical
  Corporation.................     45,000         91,818
Mitsubishi Gas Chemical
  Company, Inc. ..............     18,000         38,076

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                 SHARES        VALUE
                                ---------   ------------
Mitsui Chemicals Inc. ........      5,000   $     23,111
Nissan Chemical Industries,
  Ltd. .......................     16,000         85,547
Nitto Denko Corporation.......      5,800        189,831
Shin-Etsu Chemical Co.,
  Ltd. .......................     10,600        361,940
Showa Denko K.K. (a)..........     58,000        100,954
Sumitomo Chemical Co., Ltd. ..     32,000        100,471
Teijin Limited................     22,000         54,966
Toray Industries, Inc. .......     37,000         85,971
Tosoh Corporation.............      3,000          6,696
Ube Industries, Ltd. .........     13,000         19,163
                                            ------------
                                               1,511,142
                                            ------------
Commercial Banks - 0.9%
The 77 Bank, Ltd. ............     12,000         54,466
The Bank of Fukuoka, Ltd. ....      5,000         19,196
The Bank of Yokohama, Ltd. ...     26,000         84,880
The Chiba Bank, Ltd. .........      2,000          7,096
Daiwa Bank Holdings, Inc.
  (a).........................    152,000        105,068
The Gunma Bank Ltd. ..........     13,000         59,113
The Hokuriku Bank, Ltd. ......      5,000          7,662
The Joyo Bank, Ltd. ..........     23,000         64,168
Mitsubishi Tokyo Financial
  Group, Inc. ................        104        470,306
Mitsui Trust Holdings,
  Inc. .......................     22,000         48,370
Mizuho Financial Group,
  Inc. .......................        130        102,744
The Shizuoka Bank, Ltd. ......     18,000        120,675
Sumitomo Mitsui Financial
  Group, Inc. ................         71        154,920
The Sumitomo Trust and Banking
  Co., Ltd. ..................     16,000         55,299
UFJ Holdings, Inc. ...........         98        143,644
                                            ------------
                                               1,497,607
                                            ------------

Commercial Services & Supplies - 0.3%
Benesse Corporation...........      2,000         34,478
Dai Nippon Printing Co.,
  Ltd. .......................     24,000        253,841
Kokuyo Co., Ltd. .............      5,000         47,637
Meitec Corp. .................        500         15,199
Secom Co., Ltd. ..............      7,500        219,863
Toppan Printing Co., Ltd. ....     14,000        100,271
                                            ------------
                                                 671,289
                                            ------------

Computers & Peripherals - 0.4%
Fujitsu Limited (a)...........     40,000        163,898
Mitsumi Electric Company,
  Ltd. .......................      6,000         62,011
NEC Corporation (a)...........     42,000        209,869
Oracle Corporation Japan......        400         14,391
Toshiba Corporation...........     79,000        271,722
                                            ------------
                                                 721,891
                                            ------------

Construction & Engineering - 0.1%
JGC Corporation...............     15,000        100,937
Kajima Corporation............     29,000         68,832

                                 SHARES        VALUE
                                ---------   ------------
Kinden Corporation............      9,000   $     30,206
Nippon COMSYS Corporation.....     15,000         76,452
Obayashi Corporation..........     25,000         76,619
Shimizu Corporation...........     16,000         44,372
Taisei Corporation............     27,000         53,067
Toda Corporation..............      3,000          6,446
                                            ------------
                                                 456,931
                                            ------------

Construction Materials - 0.0%
Sumitomo Osaka Cement Co.,
  Ltd. .......................      2,000          3,931
Taiheiyo Cement Corporation...     10,000         17,156
                                            ------------
                                                  21,087
                                            ------------

Consumer Finance - 0.4%
Acom Co., Ltd. ...............      2,100         75,903
Aiful Corporation.............        650         27,716
Credit Saison Co., Ltd. ......      6,500        106,588
Orix Corporation..............      3,200        176,956
Promise Co., Ltd. ............      2,200         82,265
Takefuji Corporation..........      3,020        156,690
                                            ------------
                                                 626,118
                                            ------------

Containers & Packaging - 0.0%
Toyo Seikan Kaisha, Ltd. .....      5,000         46,762
                                            ------------

Diversified Telecommunication Services - 0.4%
Nippon Telegraph & Telephone
  Corporation (NTT)...........        163        639,375
                                            ------------

Electric Utilities - 0.9%
Chubu Electric Power Company,
  Incorporated................     22,000        401,249
Kansai Electric Power Company,
  Inc. .......................     23,500        370,677
Kyushu Electric Power Company,
  Incorporated................      7,100        110,513
Tohoku Electric Power Co.,
  Inc. .......................     16,900        249,964
Tokyo Electric Power..........     31,900        609,706
                                            ------------
                                               1,742,109
                                            ------------

Electrical Equipment - 0.3%
Fujikura Ltd. (a).............     16,000         52,767
The Furukawa Electric Co.,
  Ltd. .......................     35,000        114,262
Matsushita Electric Works,
  Ltd. .......................      4,000         23,685
Mitsubishi Electric
  Corporation.................     49,000        159,151
Sumitomo Electric
  Industries..................     14,000        102,253
                                            ------------
                                                 452,118
                                            ------------

Electronic Equipment & Instruments - 1.1%
Alps Electric Co., Ltd. ......      8,000        102,469
Anritsu Corp. (a).............      8,000         43,639
Citizen Watch Co. ............     13,000         69,831

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                 SHARES        VALUE
                                ---------   ------------
Dainippon Screen Mfg. Co.,
  Ltd. (a)....................      8,000   $     39,176
Hirose Electric Co., Ltd. ....        900         74,428
Hitachi Ltd. .................     87,000        368,795
Hoya Corporation..............      2,400        165,297
Keyence Corporation...........      1,300        238,184
Kyocera Corporation...........      4,200        240,300
Mabuchi Motor Co., Ltd. ......        200         15,290
Murata Manufacturing Co.,
  Ltd. .......................      6,800        267,300
Nidec Corporation.............      1,800        118,876
Omron Corporation.............      8,000        134,916
TDK Corporation...............      2,100        103,710
Taiyo Yuden Co., Ltd. ........      6,000         58,463
Yokogawa Electric
  Corporation.................      8,000         61,761
                                            ------------
                                               2,102,435
                                            ------------
Food & Staples Retailing - 0.3%
Ito-Yokado Co., Ltd. .........      9,000        215,490
JUSCO Co., Ltd. ..............      9,000        206,121
Keio Electric Railway Co.,
  Ltd. .......................      2,000          9,128
Lawson Inc. ..................      1,000         27,483
Seven-Eleven Japan Co.,
  Ltd. .......................     10,000        249,011
Uny Co., Ltd. ................      4,000         34,445
                                            ------------
                                                 741,678
                                            ------------

Food Products - 0.2%
Ajinomoto Co., Inc. ..........     22,000        210,702
Nichirei Corporation..........      1,000          3,489
Nippon Meat Packers, Inc. ....     10,000         94,441
Nissin Food Products Co.,
  Ltd. .......................      2,800         58,413
Snow Brand Milk Products Co.,
  Ltd. (a)....................        500          1,253
Yakult Honsha Co., Ltd. ......      2,000         26,817
Yamazaki Baking Co., Ltd. ....      7,000         44,597
                                            ------------
                                                 439,712
                                            ------------

Gas Utilities - 0.2%
Osaka Gas Co. ................     54,000        133,567
Tokyo Gas Co. ................     56,000        160,899
                                            ------------
                                                 294,466
                                            ------------
Health Care Equipment & Supplies - 0.2%
Olympus Optical Co., Ltd. ....      9,000        186,259
Terumo Corporation............      7,600        126,271
                                            ------------
                                                 312,530
                                            ------------

Hotels, Restaurants & Leisure - 0.0%
Oriental Land Co., Ltd........      1,700         74,470
Skylark Co., Ltd. ............      2,000         23,735
                                            ------------
                                                  98,205
                                            ------------

Household Durables - 1.4%
Casio Computer Co., Ltd. .....     11,000         70,264
Daito Trust Construction Co.,
  Ltd. .......................      2,000         42,057

                                 SHARES        VALUE
                                ---------   ------------
Daiwa House Industry Co.,
  Ltd. .......................     15,000   $    103,186
Matsushita Electric Industrial
  Company, Ltd. ..............     60,000        594,129
Pioneer Corporation...........      6,800        152,904
Sanyo Electric Co., Ltd. .....     56,000        191,680
Sekisui Chemical Co., Ltd. ...     25,000         84,531
Sekisui House, Ltd. ..........     12,000         90,943
Sharp Corporation.............     32,000        410,677
Sony Corporation..............     23,700        667,133
                                            ------------
                                               2,407,504
                                            ------------

Household Products - 0.2%
Kao Corporation...............     17,000        316,427
Uni-Charm Corporation.........        400         17,289
                                            ------------
                                                 333,716
                                            ------------

IT Services - 0.2%
CSK Corporation...............      3,200         87,146
NTT Data Corporation..........         30         92,442
Toyo Information Systems Co.,
  Ltd. .......................        400          7,662
                                            ------------
                                                 187,250
                                            ------------

Insurance - 0.4%
Millea Holdings, Inc. ........         44        336,390
Mitsui Marine and Fire
  Insurance Company, Ltd. ....     38,000        176,273
The Yasuda Fire & Marine
  Insurance Co. Ltd. .........     17,000         92,734
                                            ------------
                                                 605,397
                                            ------------

Internet Software & Services - 0.1%
Softbank Corp. ...............     10,100        191,360
                                            ------------

Leisure Equipment & Products - 0.4%
Fuji Photo Film...............     11,000        317,885
Konica Corporation............     16,000        182,153
Shimano Inc. .................      3,500         55,032
Yamaha Corporation............      6,000         82,249
                                            ------------
                                                 637,319
                                            ------------

Machinery - 0.6%
Amada Co., Ltd. ..............      5,000         16,073
Ebara Corporation.............     13,000         45,688
Fanuc Ltd. ...................      2,100        104,060
Ishikawajima-Harima Heavy
  Industries Co., Ltd. .......     27,000         30,356
Kawasaki Heavy Industries
  Ltd. .......................     61,000         62,486
Komatsu Ltd. .................     25,000         95,773
Koyo Seiko Co. ...............     12,000         85,846
Kubota Corporation............     39,000        105,884
Kurita Water Industries
  Ltd. .......................      3,000         33,204
Minebea Company Ltd. .........     17,000         67,391
Mitsubishi Heavy Industries,
  Ltd. .......................     72,000        186,483

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                 SHARES        VALUE
                                ---------   ------------
Mitsui Engineering &
  Shipbuilding Co., Ltd. .....     15,000   $     18,863
NGK Insulators, Ltd. .........     13,000         72,105
NSK Limited...................     14,000         44,539
NTN Corporation...............      3,000         11,093
SMC Corporation...............      2,200        185,234
Sumitomo Heavy Industries,
  Ltd. (a)....................     30,000         44,472
Takuma Co., Ltd. .............      8,000         38,909
                                            ------------
                                               1,248,459
                                            ------------
Marine - 0.1%
Kawasaki Kisen Kaisha,
  Ltd. .......................      2,000          4,830
Nippon Yusen Kabushiki
  Kaisha......................     46,000        179,288
                                            ------------
                                                 184,118
                                            ------------

Media - 0.0%
Asatsu-Dk Inc. ...............        600         10,743
Dentsu Inc. ..................          9         28,032
Fuji Television Network,
  Incorporated................         13         45,905
Toho Co., Ltd. ...............      5,000         43,889
Tokyo Broadcasting System,
  Inc. .......................      4,000         48,736
                                            ------------
                                                 177,305
                                            ------------

Metals & Mining - 0.3%
Dowa Mining Co., Ltd. ........      4,000         15,357
JFE Holdings, Inc. ...........      9,100        136,415
Mitsubishi Materials
  Corporation.................     35,000         44,889
Mitsui Mining & Smelting Co.,
  Ltd. .......................     20,000         59,130
Nippon Steel Corporation......    198,000        272,080
Sumitomo Metal Industries,
  Ltd. .......................    107,000         73,962
Sumitomo Metal Mining Co. ....     19,000         72,788
                                            ------------
                                                 674,621
                                            ------------

Multiline Retail - 0.1%
The Daimaru, Inc. ............      9,000         36,127
Hankyu Department Stores,
  Inc. .......................      6,000         34,928
Isetan Company Ltd. ..........      8,000         53,900
Marui Co., Ltd. ..............      6,000         53,317
Mitsukoshi, Ltd. .............     16,000         42,107
Takashimaya Co., Ltd. ........     19,000         94,466
                                            ------------
                                                 314,845
                                            ------------

Office Electronics - 0.8%
Canon, Inc. ..................     23,000      1,055,424
Ricoh Co., Ltd. ..............     21,000        343,136
                                            ------------
                                               1,398,560
                                            ------------

                                 SHARES        VALUE
                                ---------   ------------

Oil & Gas - 0.1%
Nippon Mining Holdings,
  Inc. .......................     33,500   $     72,538
Nippon Mitsubishi Oil
  Corp. ......................     54,000        234,304
Showa Shell Sekiyu K.K........      6,000         43,073
                                            ------------
                                                 349,915
                                            ------------

Paper & Forest Products - 0.2%
Nippon Unipac Holding.........         22         85,930
Oji Paper Co., Ltd. ..........     27,000        118,051
                                            ------------
                                                 203,981
                                            ------------

Personal Products - 0.1%
Kanebo, Ltd. (a)..............      7,000          8,278
Shiseido Company, Limited.....     15,000        145,784
                                            ------------
                                                 154,062
                                            ------------

Pharmaceuticals - 1.2%
Chugai Pharmaceutical Co.,
  Ltd. .......................      8,900        101,100
Daiichi Pharmaceutical Co.,
  Ltd. .......................      8,000        104,202
Eisai Company, Ltd. ..........      6,000        123,423
Fujisawa Pharmaceutical Co.,
  Ltd. .......................     10,000        187,383
Kaken Pharmaceutical Co.,
  Ltd. .......................      8,000         42,907
Kyowa Hakko Kogyo Co., Ltd. ..      7,000         37,776
Sankyo Company, Ltd. .........     13,000        155,253
Shionogi & Co., Ltd. .........      8,000        108,399
Taisho Pharmaceutical Company,
  Ltd. .......................      4,000         57,764
Takeda Chemical Industries,
  Ltd. .......................     23,000        848,553
Yamanouchi Pharmaceutical Co.,
  Ltd. .......................      6,000        156,402
                                            ------------
                                               1,923,162
                                            ------------

Real Estate - 0.4%
Japan Real Estate Investment
  Corporation.................         21        113,329
Mitsubishi Estate Company,
  Limited.....................     19,000        128,645
Mitsui Fudosan Co., Ltd. .....     23,000        146,917
Office Building Fund of Japan
  Incorporated................         22        120,375
Sumitomo Realty & Development
  Co., Ltd. ..................     17,000         75,603
                                            ------------
                                                 584,869
                                            ------------

Road & Rail - 0.7%
Central Japan Railway
  Company.....................         31        222,028
East Japan Railway Company....         92        409,144
Keihin Electric Express
  Railway Co., Ltd. ..........     15,000         73,329
Kinki Nippon Railway Co.,
  Ltd. .......................     39,000        101,337

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                 SHARES        VALUE
                                ---------   ------------
Nippon Express Co., Ltd. .....     37,000   $    143,594
Seino Transportation Co.,
  Ltd. .......................     13,000         74,379
Tobu Railway Co., Ltd. .......      6,000         17,039
Tokyu Corporation.............     33,000        106,359
West Japan Railway Company....         46        174,308
                                            ------------
                                               1,321,517
                                            ------------

Semiconductors & Semiconductor Equipment - 0.5%
Advantest Corporation.........      2,000         88,611
Nikon Corporation.............     10,000         82,365
Rohm Company Ltd. ............      2,800        305,243
Tokyo Electron Limited........      4,400        208,503
                                            ------------
                                                 684,722
                                            ------------

Software - 0.1%
Konami Co., Ltd. .............      2,600         46,554
Namco Ltd. ...................      3,100         49,466
Nintendo Company Ltd. ........      2,600        189,032
Sega Enterprises Ltd. (a).....      4,800         34,099
Trend Micro Incorporated (a)..      4,000         62,128
                                            ------------
                                                 381,279
                                            ------------
Specialty Retail - 0.0%
Aoyamma Trading Co., Ltd. ....      2,800         37,310
Autobacs Seven Co., Ltd. .....      1,300         24,306
Fast Retailing Co., Ltd. .....      1,000         30,897
Shimamura Co., Ltd. ..........        600         33,129
Yamada Denki Co. Ltd. ........        600         13,242
                                            ------------
                                                 138,884
                                            ------------
Textiles, Apparel & Luxury Goods - 0.0%
Nisshinbo Industries Inc. ....      1,000          4,580
Onward Kashiyama Co., Ltd. ...      4,000         32,313
Toyobo Co., Ltd. .............      2,000          3,481
Wacoal Corp. .................      5,000         38,934
World Co., Ltd. ..............      1,600         30,314
                                            ------------
                                                 109,622
                                            ------------
Tobacco - 0.1%
Japan Tobacco, Inc. ..........         25        135,124
                                            ------------

Trading Companies & Distributors - 0.5%
ITOCHU Corporation............     35,000         88,028
Marubeni Corporation..........     61,000         79,250
Mitsubishi Corporation........     22,000        152,621
Mitsui & Co., Ltd. ...........     47,000        235,636
Sumitomo Corporation..........     21,000         96,889
                                            ------------
                                                 652,424
                                            ------------

Transportation Infrastructure - 0.0%
Mitsubishi Logistics Corp. ...      8,000         48,370
                                            ------------

                                 SHARES        VALUE
                                ---------   ------------
Wireless Telecommunication Services - 0.6%
NTT DoCoMo, Inc. .............        489   $  1,058,838
                                            ------------
TOTAL COMMON STOCKS IN JAPAN
(COST - $39,717,175) - 19.6%..                35,029,701
                                            ------------

NETHERLANDS
Air Freight & Logistics - 0.1%
TNT Post Group NV.............     10,581        183,718
                                            ------------

Beverages - 0.1%
Heineken NV...................      6,000        212,904
                                            ------------

Chemicals - 0.2%
Akzo Nobel NV.................      8,649        229,232
DSM NV........................      1,361         57,390
                                            ------------
                                                 286,622
                                            ------------

Commercial Banks - 0.5%
ABN AMRO Holding NV...........     46,408        887,322
                                            ------------

Commercial Services & Supplies - 0.1%
Vedior NV 'A'.................      7,896         71,545
                                            ------------

Diversified Financial Services - 0.5%
ING Groep NV..................     49,607        861,898
                                            ------------

Diversified Telecommunication Services - 0.2%
KPN NV (a)....................     52,705        373,432
                                            ------------

Energy Equipment & Service - 0.0%
IHC Caland NV.................        926         47,278
                                            ------------

Food & Staples Retailing - 0.1%
Koninklijke Ahold NV..........     17,283        143,493
                                            ------------

Food Products - 0.6%
Koninklijke Numico NV.........      7,546        116,117
Unilever NV 'A'...............     16,207        869,520
                                            ------------
                                                 985,637
                                            ------------

Household Durables - 0.4%
Koninklijke (Royal) Philips
  Electronics NV (a)..........     37,983        722,310
                                            ------------

Insurance - 0.2%
Aegon NV......................     40,525        405,801
                                            ------------

Media - 0.3%
Elsevier NV...................     14,552        171,620
VNU NV........................      7,054        217,335
Wolters Kluwer NV 'A'.........     10,798        130,199
                                            ------------
                                                 519,154
                                            ------------

Office Electronics - 0.0%
Oce NV........................        194          2,003
                                            ------------

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                 SHARES        VALUE
                                ---------   ------------
Oil & Gas - 1.6%
Royal Dutch Petroleum
  Company.....................     62,651   $  2,908,027
                                            ------------

Real Estate - 0.0%
Corio NV......................      1,655         53,253
                                            ------------

Semiconductors & Semiconductor Equipment - 0.1%
ASM Lithography Holding NV
  (a).........................     15,150        143,877
                                            ------------
Specialty Retail - 0.0%
Vendex KBB NV.................      1,228         14,215
                                            ------------

Trading Companies & Distributors - 0.0%
Hagemeyer NV..................      2,945         11,329
                                            ------------
TOTAL COMMON STOCKS IN THE
  NETHERLANDS
 (COST - $10,725,151) - 5.0%..                 8,833,818
                                            ------------
NEW ZEALAND
Construction Materials - 0.0%
Fletcher Building Limited.....     20,926         44,962
                                            ------------

Diversified Telecommunication Services - 0.1%
Telecom Corporation of New
  Zealand Limited.............     62,565        191,934
                                            ------------

Electric Utilities - 0.1%
Contact Energy Limited........     31,055         91,815
                                            ------------
Health Care Equipment & Supplies - 0.0%
Fisher & Paykel Industries
  Limited.....................      1,054          7,615
                                            ------------

Household Durables - 0.0%
Fisher & Paykel Appliances
  Holdings Limited............      1,098          8,775
                                            ------------

Multiline Retail - 0.0%
The Warehouse Group Limited...     16,257         49,301
                                            ------------

Paper & Forest Products - 0.0%
Carter Holt Harvey Limited....      7,526          7,887
Fletcher Challenge Forests
  (a).........................      9,927          6,684
                                            ------------
                                                  14,571
                                            ------------
Transportation Infrastructure - 0.1%
Auckland International Airport
  Limited.....................     16,200         58,139
                                            ------------
TOTAL COMMON STOCKS IN NEW
  ZEALAND
  (COST - $312,613) - 0.3%....                   467,112
                                            ------------

NORWAY
Airlines - 0.0%
SAS AB (a)....................      2,392         12,924
                                            ------------

                                 SHARES        VALUE
                                ---------   ------------
Beverages - 0.0%
Orkla ASA 'A'.................      2,153   $     37,283
                                            ------------

Commercial Banks - 0.1%
DNB Holding ASA...............     22,060        108,796
                                            ------------

Communications Equipment - 0.0%
Tandberg ASA (a)..............      2,592         13,430
                                            ------------

Diversified Telecommunication Services - 0.1%
Telenor A/S (ADR) (b).........      8,900        113,475
                                            ------------

Energy Equipment & Service - 0.1%
Aker Kvaerner ASA (a).........      4,090         53,963
Smedvig ASA 'A'...............      3,691         23,470
                                            ------------
                                                  77,433
                                            ------------

Insurance - 0.0%
Storebrand ASA (a)............     18,604         74,742
                                            ------------

Machinery - 0.0%
Tomra Systems ASA.............      2,598         11,157
                                            ------------

Media - 0.0%
Schibsted ASA.................      3,568         49,429
                                            ------------

Oil & Gas - 0.2%
Norsk Hydro ASA...............      5,649        277,817
Statoil ASA...................      6,904         58,821
                                            ------------
                                                 336,638
                                            ------------

Paper & Forest Products - 0.0%
Norske Skogindustrier ASA.....      3,089         46,217
                                            ------------
TOTAL COMMON STOCKS IN NORWAY
  (COST - $978,317) - 0.5%....                   881,524
                                            ------------

PORTUGAL
Commercial Banks - 0.3%
BPI-SGPS, SA (Registered
  Shares).....................     41,741        117,916
Banco Comercial Portugues, SA
  (BCP) (Registered Shares)...     48,091         84,495
Banco Espirito Santo, SA
  (Registered Shares).........      8,484        125,680
                                            ------------
                                                 328,091
                                            ------------

Construction Materials - 0.0%
CIMPOR - Cimentos de Portugal,
  SGPS, SA....................     15,305         58,175
                                            ------------

Diversified Telecommunication Services - 0.1%
Portugal Telecom SA
  (Registered Shares).........     22,054        158,032
                                            ------------

Electric Utilities - 0.0%
Eletricidade de Portugal, SA
  (EDP).......................     34,389         73,452
                                            ------------

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                 SHARES        VALUE
                                ---------   ------------
Food & Staples Retailing - 0.0%
Jeronimo Martins SGPS, SA
  (a).........................      3,120   $     24,686
                                            ------------
Industrial Conglomerates - 0.0%
Sonae, S.G.P.S., SA (a).......      2,561          1,441
                                            ------------
Media - 0.0%
PT Multimedia-Servicos de
  Telecomunicacoes e
  Multimedia, SGPS, SA (a)....      2,349         41,136
                                            ------------

Transportation Infrastructure - 0.0%
Brisa - Auto Estradas de
  Portugal, SA................     11,704         65,857
                                            ------------
TOTAL COMMON STOCKS IN
  PORTUGAL
  (COST - $853,320) - 0.4%....                   750,870
                                            ------------
SINGAPORE
Aerospace & Defense - 0.0%
Singapore Technologies
  Engineering Ltd. ...........     56,213         55,543
                                            ------------

Airlines - 0.1%
Singapore Airlines Limited....     20,582        121,552
                                            ------------
Beverages - 0.0%
Fraser & Neave Limited........      4,263         20,819
                                            ------------

Commercial Banks - 0.4%
DBS Group Holdings Limited....     26,751        156,465
Oversea-Chinese Banking
  Corporation Ltd. ...........     32,598        185,111
United Overseas Bank Ltd. ....     43,204        304,219
                                            ------------
                                                 645,795
                                            ------------

Computers & Peripherals - 0.0%
Creative Technology Limited...      5,907         47,296
                                            ------------

Distributors - 0.0%
Cycle & Carriage Ltd. ........      2,461          6,903
                                            ------------
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications,
  Ltd. .......................    103,718         88,935
                                            ------------

Electronic Equipment & Instruments - 0.1%
Venture Manufacturing
  (Singapore) Ltd. ...........     11,000        100,568
                                            ------------

Hotels, Restaurants & Leisure - 0.0%
Overseas Union Enterprise
  Ltd. .......................      2,631         10,458
                                            ------------

Industrial Conglomerates - 0.1%
Haw Par Corporation Ltd. .....      1,766          4,352
Keppel Corporation Ltd. ......     33,914         94,366

                                 SHARES        VALUE
                                ---------   ------------
Sembcorp Industries Limited...     24,154   $     17,557
                                            ------------
                                                 116,275
                                            ------------

Marine - 0.0%
Neptune Orient Lines Limited
  (a).........................     18,873         15,861
                                            ------------

Media - 0.0%
Singapore Press Holdings
  Ltd. .......................      5,792         60,189
                                            ------------

Real Estate - 0.0%
Capitaland Limited............     33,833         23,823
City Developments Limited.....     20,535         51,775
                                            ------------
                                                  75,598
                                            ------------

Road & Rail - 0.0%
ComfortDelGro Corporation
  Limited (a).................    104,816         47,914
                                            ------------

Semiconductors & Semiconductor Equipment - 0.0%
Chartered Semiconductor
  Manufacturing Limited (a)...     13,000          6,718
Chartered Semiconductor
  Manufacturing Limited (ADR)
  (a) (b).....................      1,120          5,768
                                            ------------
                                                  12,486
                                            ------------
TOTAL COMMON STOCKS IN
  SINGAPORE
  (COST - $1,659,325) - 0.8%..                 1,426,192
                                            ------------

SOUTH AFRICA
Beverages - 0.1%
SABMiller PLC.................     27,200        182,117
                                            ------------
TOTAL COMMON STOCKS IN SOUTH
  AFRICA
  (COST - $194,019) - 0.1%....                   182,117
                                            ------------

SPAIN
Airlines - 0.0%
Iberia Lineas Aereas de Espana
  SA..........................     15,500         30,081
                                            ------------

Biotechnology - 0.0%
Zeltia, SA....................      6,228         42,053
                                            ------------

Commercial Banks - 1.3%
Banco Bilbao Vizcaya, SA......     83,773        880,236
Banco Popular Espanol SA......      5,888        297,505
Banco Santander Central
  Hispano SA..................    132,471      1,160,699
                                            ------------
                                               2,338,440
                                            ------------

Construction & Engineering - 0.1%
ACS, Actividades de
  Construccion y Servicios,
  SA..........................      1,897         80,928
Fomento de Construcciones y
  Contratas SA................      2,428         67,837

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                 SHARES        VALUE
                                ---------   ------------
Grupo Dragados SA.............      6,180   $    124,407
                                            ------------
                                                 273,172
                                            ------------

Diversified Telecommunication Services - 0.9%
Telefonica SA.................    138,653      1,609,736
Telefonica SA (ADR) (b).......      1,081         37,370
                                            ------------
                                               1,647,106
                                            ------------

Electric Utilities - 0.5%
Endesa SA.....................     25,765        431,382
Iberdrola SA..................     20,100        348,074
Union Electrica Fenosa, SA....      8,715        147,616
                                            ------------
                                                 927,072
                                            ------------
Gas Utilities - 0.1%
Gas Natural SDG, SA 'E'.......      6,184        124,274
                                            ------------

IT Services - 0.0%
Amadeus Global Travel
  Distribution SA 'A'.........        835          4,785
                                            ------------
Insurance - 0.1%
Corporacion Mapfre SA.........      7,932         84,711
                                            ------------

Internet Software & Services - 0.1%
Terra Networks, SA (a)........     12,990         78,613
                                            ------------

Metals & Mining - 0.1%
Acerinox SA...................      2,745        104,906
                                            ------------

Oil & Gas - 0.2%
Repsol-YPF, SA................     27,190        440,878
                                            ------------
Real Estate - 0.0%
Vallehermoso SA...............      4,963         55,055
                                            ------------

Specialty Retail - 0.1%
Industria de Disenso Textil,
  SA..........................      5,665        142,468
                                            ------------

Tobacco - 0.1%
Altadis.......................      6,366        163,168
                                            ------------

Transportation Infrastructure - 0.1%
Autopistas, Concesionaria
  Espanola SA.................      6,334         88,520
                                            ------------
Water Utilities - 0.0%
Sociedad General de Aguas de
  Barcelona, SA...............      3,496         47,774
                                            ------------
TOTAL COMMON STOCKS IN SPAIN
  (COST - $5,373,299) - 3.7%..                 6,593,076
                                            ------------
SWEDEN
Airlines - 0.0%
SAS AB (a)....................      1,680          9,218
                                            ------------

                                 SHARES        VALUE
                                ---------   ------------
Auto Components - 0.0%
Trelleborg AB (Class B).......        358   $      3,824
                                            ------------

Building Products - 0.1%
Assa Abloy AB 'B'.............      8,188         79,272
                                            ------------

Commercial Banks - 0.5%
Nordbanken Holding AB.........     81,914        394,991
Skandinaviska Enskilda Banken
  (SEB) 'A'...................     19,255        196,039
Svenska Handelsbanken AB......     21,104        345,364
                                            ------------
                                                 936,394
                                            ------------

Commercial Services & Supplies - 0.1%
Securitas AB 'B'..............     12,631        129,388
                                            ------------

Communications Equipment - 0.2%
Telefonaktiebolaget LM
  Ericsson (Sponsored ADR) (a)
  (b).........................      1,407         14,956
Telefonaktiebolaget LM
  Ericsson AB 'B' (a).........    380,392        408,669
                                            ------------
                                                 423,625
                                            ------------

Construction & Engineering - 0.0%
Skanska AB 'B'................     11,713         66,869
                                            ------------

Diversified Financial Services - 0.0%
OM Gruppen AB.................      1,010          7,192
                                            ------------

Diversified Telecommunication Services - 0.2%
Tele2 AB 'B' (a)..............      3,784        140,630
Telia AB......................     28,554        118,426
                                            ------------
                                                 259,056
                                            ------------

Health Care Providers & Services - 0.0%
Gambro AB 'B'.................      3,981         26,358
                                            ------------

Household Durables - 0.1%
Electrolux AB 'B'.............      9,442        186,364
                                            ------------

IT Services - 0.0%
WM-Data AB 'B' (a)............      4,275          6,515
                                            ------------

Insurance - 0.0%
Skandia Forsakrings AB........     26,306         69,996
                                            ------------

Machinery - 0.4%
Atlas Copco AB 'A'............      6,014        152,135
SKF AB 'B'....................      4,117        118,805
Sandvik AB....................      8,210        214,866
Volvo AB 'A'..................      1,148         24,093
Volvo AB 'B'..................      8,230        180,948
                                            ------------
                                                 690,847
                                            ------------

Media - 0.0%
Modern Times Group MTG AB 'B'
  (a).........................      2,810         43,177
                                            ------------

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                 SHARES        VALUE
                                ---------   ------------
Paper & Forest Products - 0.2%
Billerud......................        277   $      3,235
Svenska Cellulosa AB (SCA)
  'B'.........................      7,546        257,819
                                            ------------
                                                 261,054
                                            ------------

Real Estate - 0.0%
Drott AB 'B'..................      1,400         17,664
                                            ------------

Specialty Retail - 0.2%
Hennes & Mauritz AB 'B'.......     16,531        379,978
                                            ------------

Tobacco - 0.1%
Swedish Match AB..............     11,456         86,582
                                            ------------
TOTAL COMMON STOCKS IN SWEDEN
  (COST - $4,190,200) - 2.1%..                 3,683,373
                                            ------------
SWITZERLAND
Biotechnology - 0.1%
Serono SA 'B'.................        291        171,006
                                            ------------
Capital Markets - 1.7%
Credit Suisse Group...........     33,776        888,941
UBS AG (Registered Shares)....     37,606      2,091,921
                                            ------------
                                               2,980,862
                                            ------------

Chemicals - 0.4%
Ciba Specialty Chemicals AG
  (Registered Shares).........      2,833        171,500
Clariant AG (Registered
  Shares) (a).................      1,294         11,846
Givaudan (Registered Shares)..        345        145,177
Lonza Group AG (Registered
  Shares).....................      2,834        129,717
Syngenta AG...................      2,268        113,689
                                            ------------
                                                 571,929
                                            ------------

Commercial Services & Supplies - 0.1%
Adecco SA (Registered
  Shares).....................      4,777        196,786
SGS Societe Generale de
  Surveillance Holding SA
  'R'.........................         62         24,213
                                            ------------
                                                 220,999
                                            ------------

Computers & Peripherals - 0.0%
Logitech International SA
  (Registered Shares) (a).....        269         10,088
                                            ------------
Construction Materials - 0.1%
Holcim Ltd. (Registered
  Shares).....................      4,220        155,927
                                            ------------
Diversified Telecommunication Services - 0.2%
Swisscom AG (Registered
  Shares).....................        988        280,817
                                            ------------

                                 SHARES        VALUE
                                ---------   ------------

Electrical Equipment - 0.1%
ABB Ltd. (a)..................     43,465   $    142,792
                                            ------------

Electronic Equipment & Instruments - 0.0%
Kudelski SA (Bearer) (a)......      1,763         31,953
                                            ------------

Food Products - 1.4%
Nestle SA (Registered
  Shares).....................     12,235      2,524,589
                                            ------------

Health Care Equipment & Supplies - 0.1%
Centerpulse AG (Registered
  Shares) (a).................        528        142,081
Synthes-Stratec Inc. .........         55         39,508
                                            ------------
                                                 181,589
                                            ------------

Insurance - 0.6%
Swiss Re (Registered
  Shares).....................     10,042        556,386
Zurich Financial Services
  AG..........................      4,302        512,918
                                            ------------
                                               1,069,304
                                            ------------

Machinery - 0.0%
Sulzer AG (Registered
  Shares).....................        133         18,582
                                            ------------

Pharmaceuticals - 2.6%
Novartis AG (Registered
  Shares).....................     71,573      2,832,168
Roche Holding AG..............     22,362      1,754,060
Roche Holding AG (Bearer).....        911        111,979
                                            ------------
                                               4,698,207
                                            ------------

Semiconductors & Semiconductor Equipment - 0.0%
Unaxis Holding AG 'R'.........        136         11,069
                                            ------------

Textiles, Apparel & Luxury Goods - 0.1%
Compagnie Financiere Richemont
  AG 'A'......................     15,784        255,191
Swatch Group AG 'B'...........        449         40,689
Swatch Group AG (Registered
  Shares).....................      2,276         41,418
                                            ------------
                                                 337,298
                                            ------------
TOTAL COMMON STOCKS IN
  SWITZERLAND
 (COST - $13,689,447) - 7.5%..  .........     13,407,011
                                            ------------

UNITED KINGDOM
Aerospace & Defense - 0.2%
BAE Systems PLC...............    111,566        262,343
Rolls-Royce Group PLC.........     74,522        157,712
                                            ------------
                                                 420,055
                                            ------------

Air Freight & Logistics - 0.1%
Ocean Group PLC...............      9,717         99,735
                                            ------------

Airlines - 0.0%
British Airways PLC (a).......     16,342         40,855
                                            ------------

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                 SHARES        VALUE
                                ---------   ------------
Auto Components - 0.1%
GKN PLC.......................     21,805   $     80,059
                                            ------------
Automobiles - 0.0%
TI Automotive Limited 'A'
  (a).........................      1,025              0
                                            ------------

Beverages - 0.6%
Diageo PLC....................     88,284        942,561
Scottish & Newcastle PLC......     16,039         97,001
                                            ------------
                                               1,039,562
                                            ------------
Biotechnology - 0.1%
Celltech Group PLC (a)........     14,811         83,830
                                            ------------
Building Products - 0.0%
Pilkington PLC................     53,235         58,198
                                            ------------
Capital Markets - 0.2%
3i Group PLC..................     23,991        223,676
Amvescap PLC..................      9,940         68,562
Close Brothers Group PLC......      2,797         29,885
Man Group PLC.................     12,480        246,303
Schroders PLC.................      4,105         42,658
                                            ------------
                                                 611,084
                                            ------------

Chemicals - 0.1%
BOC Group PLC.................     18,186        233,325
Imperial Chemical Industries
  PLC.........................     21,892         44,343
                                            ------------
                                                 277,668
                                            ------------

Commercial Banks - 5.8%
Barclays PLC..................    188,577      1,400,310
HBOS PLC......................    118,418      1,532,970
HSBC Holdings PLC.............    310,085      3,663,674
HSBC Holdings PLC (ADR) (b)...      4,900        289,639
Lloyds TSB Group PLC..........    145,116      1,030,289
Lloyds TSB Group PLC (ADR)
  (b).........................      2,530         73,395
Royal Bank of Scotland Group
  PLC.........................     83,854      2,352,317
                                            ------------
                                              10,342,594
                                            ------------

Commercial Services & Supplies - 0.3%
Brambles Industries PLC.......     31,990         86,573
Bunzl PLC.....................      5,197         36,426
Capita Group PLC..............     29,810        111,172
Chubb PLC.....................     13,844         17,248
Hays PLC......................     68,298        108,194
Rentokil Initial PLC..........     66,396        207,348
Serco Group PLC...............      2,405          6,350
                                            ------------
                                                 573,311
                                            ------------

                                 SHARES        VALUE
                                ---------   ------------

Construction & Engineering - 0.1%
AMEC PLC......................     18,532   $     79,509
BICC PLC......................     30,308         96,525
                                            ------------
                                                 176,034
                                            ------------

Construction Materials - 0.1%
BPB PLC.......................      8,834         44,753
Hanson PLC....................     28,353        158,022
RMC Group PLC.................      7,554         57,558
                                            ------------
                                                 260,333
                                            ------------

Consumer Finance - 0.0%
Provident Financial PLC.......      7,073         74,406
                                            ------------

Containers & Packaging - 0.1%
Rexam PLC.....................     16,452        103,435
                                            ------------

Diversified Telecommunication Services - 0.6%
BT Group PLC..................    263,060        884,455
BT Group PLC (ADR) (b)........        900         30,294
Cable & Wireless PLC..........     48,379         90,211
                                            ------------
                                               1,004,960
                                            ------------

Electric Utilities - 0.4%
Scottish and Southern Energy
  PLC.........................     29,957        308,465
ScottishPower PLC.............     50,102        300,940
ScottishPower PLC (ADR) (b)...        993         24,140
                                            ------------
                                                 633,545
                                            ------------

Electrical Equipment - 0.0%
Kidde PLC.....................      1,460          2,048
                                            ------------

Electronic Equipment & Instruments - 0.0%
Electrocomponents PLC.........     12,308         65,906
                                            ------------

Food & Staples Retailing - 0.8%
Boots Group PLC...............     20,529        219,685
J Sainsbury PLC...............     31,443        131,789
Safeway PLC...................     38,721        164,531
Tesco PLC.....................    233,934        846,362
                                            ------------
                                               1,362,367
                                            ------------

Food Products - 0.5%
Cadbury Schweppes PLC.........     70,284        415,205
Tate & Lyle PLC...............      8,252         46,638
Unilever PLC..................     75,508        601,192
                                            ------------
                                               1,063,035
                                            ------------

Gas Utilities - 0.3%
Centrica PLC..................    150,436        436,285
                                            ------------

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                 SHARES        VALUE
                                ---------   ------------
Health Care Equipment & Supplies - 0.2%
Nycomed Amersham PLC..........     27,874   $    209,168
Seton Scholl Healthcare Group
  PLC.........................      3,902         18,930
Smith & Nephew PLC............     23,723        136,328
                                            ------------
                                                 364,426
                                            ------------

Hotels, Restaurants & Leisure - 0.7%
Carnival PLC..................      6,324        192,125
Compass Group PLC.............     62,507        337,029
Hilton Group PLC..............     69,991        212,512
InterContinental Hotels Group
  PLC (a).....................     28,847        204,691
Mitchells & Butlers PLC (a)...     40,487        156,165
Rank Group PLC................     29,178        119,889
Whitbread PLC.................      1,813         20,284
                                            ------------
                                               1,242,695
                                            ------------

Household Durables - 0.1%
Barratt Developments PLC......        546          3,892
George Wimpey PLC.............     21,841        106,321
Taylor Woodrow PLC............      1,561          5,178
                                            ------------
                                                 115,391
                                            ------------

Household Products - 0.2%
Reckitt Benckiser PLC.........     21,576        395,912
                                            ------------

IT Services - 0.1%
Logica PLC....................     45,320        107,129
                                            ------------
Industrial Conglomerates - 0.2%
FKI PLC.......................      9,108         11,986
Smiths Industries PLC.........     13,554        157,234
Tomkins PLC...................     40,701        152,459
                                            ------------
                                                 321,679
                                            ------------

Insurance - 0.7%
AVIVA PLC.....................     67,201        466,577
Friends Provident PLC.........     32,421         60,722
Legal & General Group PLC.....    191,597        265,577
Prudential Corporation PLC....     60,807        368,250
Royal & Sun Alliance Insurance
  Group PLC...................     72,384        165,729
                                            ------------
                                               1,326,855
                                            ------------

Internet & Catalog Retail - 0.2%
The Great Universal Stores
  PLC.........................     35,771        400,797
                                            ------------

Machinery - 0.0%
IMI PLC.......................     11,268         55,782
Invensys PLC..................    127,264         43,051
                                            ------------
                                                  98,833
                                            ------------

                                 SHARES        VALUE
                                ---------   ------------

Media - 1.3%
Aegis Group PLC...............     75,089   $     98,197
British Sky Broadcasting Group
  PLC ("BSkyB") (a)...........     43,678        483,985
Carlton Communications PLC....     38,415         96,037
Daily Mail and General Trust
  'A'.........................      3,119         29,337
EMAP PLC......................      5,946         83,940
EMI Group PLC.................     37,723         75,943
Granada PLC...................     45,137         67,779
Pearson PLC...................     18,799        175,580
Reed Elsevier PLC.............     47,511        395,333
Reuters Group PLC.............     40,508        117,479
United Business Media PLC.....     19,481         97,404
WPP Group PLC.................     31,038        243,282
                                            ------------
                                               1,964,296
                                            ------------

Metals & Mining - 0.6%
Billiton PLC..................     78,487        413,154
Johnson Matthey PLC...........      3,020         44,004
Rio Tinto PLC (Registered
  Shares).....................     33,847        636,719
                                            ------------
                                               1,093,877
                                            ------------

Multi-Utilities & Unregulated Power - 0.5%
International Power PLC (a)...     62,528        133,361
National Grid Group PLC.......     81,872        555,265
United Utilities PLC..........     10,623        103,249
                                            ------------
                                                 791,875
                                            ------------

Multiline Retail - 0.3%
Marks & Spence Group PLC......     52,033        271,110
Next PLC......................     11,491        194,643
                                            ------------
                                                 465,753
                                            ------------

Oil & Gas - 4.0%
BG Group PLC..................    103,543        458,763
BP Amoco PLC..................    652,016      4,521,568
BP Amoco PLC (ADR) (b)........      3,849        161,735
Shell Transport & Trading
  Company.....................    299,741      1,978,469
                                            ------------
                                               7,120,535
                                            ------------

Pharmaceuticals - 3.2%
AstraZeneca Group PLC.........     50,744      2,034,764
Glaxo Wellcome PLC (ADR)
  (b).........................        800         32,432
GlaxoSmithKline PLC...........    185,087      3,735,300
                                            ------------
                                               5,802,496
                                            ------------

Real Estate - 0.2%
The British Land Company PLC..     23,225        184,246
Canary Wharf Group PLC........     11,328         47,854
Hammerson PLC.................      6,585         53,842
Land Securities Group PLC.....     18,331        236,395

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                 SHARES        VALUE
                                ---------   ------------
Liberty International PLC.....      4,393   $     44,908
Slough Estates PLC............        473          2,667
                                            ------------
                                                 569,912
                                            ------------

Road & Rail - 0.1%
FirstGroup PLC................     20,287         90,387
Stagecoach Holdings PLC.......     18,574         19,003
                                            ------------
                                                 109,390
                                            ------------

Semiconductors & Semiconductor Equipment - 0.0%
ARM Holdings PLC (a)..........     33,823         37,395
                                            ------------

Software - 0.2%
Misys PLC.....................     27,041        114,678
The Sage Group PLC............     45,501        121,635
                                            ------------
                                                 236,313
                                            ------------

Specialty Retail - 0.5%
Dixons Group PLC..............     43,124         93,933
Kingfisher PLC................     98,210        449,314
Signet Group PLC..............     79,661        118,636
                                            ------------
                                                 661,883
                                            ------------
Tobacco - 0.6%
British American Tobacco PLC..     53,717        609,407
Imperial Tobacco Group PLC....     26,877        480,322
                                            ------------
                                               1,089,729
                                            ------------
Trading Companies & Distributors - 0.1%
Wolseley PLC..................     17,741        196,218
                                            ------------
Transportation Infrastructure - 0.2%
Associated British Ports
  Holdings PLC................      5,600         36,686
BAA PLC.......................     38,222        309,368
BBA Group PLC.................      5,728         19,660
The Peninsular and Oriental
  Steam Navigation Company....     11,523         44,684
                                            ------------
                                                 410,398
                                            ------------
Water Utilities - 0.1%
Severn Trent PLC..............     15,680        176,980
                                            ------------

Wireless Telecommunication Services - 2.2%
Vodafone Group PLC............  1,943,571      3,800,510
Vodafone Group PLC (ADR)
  (b).........................     12,490        245,428
                                            ------------
                                               4,045,938
                                            ------------
TOTAL COMMON STOCKS IN THE
  UNITED KINGDOM
(COST - $50,970,539) - 26.9%..                47,956,010
                                            ------------

                                 SHARES        VALUE
                                ---------   ------------

UNITED STATES
Computers & Peripherals - 0.0%
Datacraft Asia Limited........     29,000   $     29,000
                                            ------------

Diversified Financial Services - 0.1%
I Shares MSCI EAFE Index
  Fund........................      2,000        216,620
                                            ------------
TOTAL COMMON STOCKS IN THE
  UNITED STATES
  (COST - $300,860) - 0.1%....  .........        245,620
                                            ------------
TOTAL INVESTMENTS IN COMMON
  STOCKS
  (COST - $184,062,372) - 97.8%..            174,629,800
                                            ------------

PREFERRED STOCKS
AUSTRALIA
Media - 0.2%
The News Corporation Limited..     55,904        344,552
The News Corporation Limited
  (Convertible) (ADR) (b).....        760         19,038
                                            ------------
TOTAL PREFERRED STOCKS IN
  AUSTRALIA
  (COST - $344,411) - 0.2%....                   363,590
                                            ------------

GERMANY
Automobiles - 0.1%
Porsche AG....................        359        152,123
Volkswagen AG.................      2,741         82,185
                                            ------------
                                                 234,308
                                            ------------

Household Products - 0.1%
Henkel KGaA...................      1,908        118,120
                                            ------------

Media - 0.0%
ProSieben Sat. 1 Media AG.....      4,900         32,636
                                            ------------

Multi-Utilities & Unregulated Power - 0.0%
RWE AG........................      2,033         54,723
                                            ------------
TOTAL PREFERRED STOCKS IN
  GERMANY
  (COST - $517,573) - 0.2%....                   439,787
                                            ------------

NEW ZEALAND
Paper & Forest Products - 0.0%
Fletcher Challenge Forests
  Ltd. (a)....................     18,827         12,786
                                            ------------
TOTAL PREFERRED STOCKS IN NEW
  ZEALAND
  (COST - $12,820) - 0.0%.....                    12,786
                                            ------------
TOTAL INVESTMENTS IN PREFERRED
  STOCKS
  (COST - $874,804) - 0.4%....                   816,163
                                            ------------

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                 SHARES        VALUE
                                ---------   ------------
WARRANTS (C)
FRANCE
Food & Staples Retailing - 0.0%
Casino Guichard-Perrachon.....        133   $         21
Casino Guichard-Perrachon.....        133            122
                                            ------------
TOTAL WARRANTS IN FRANCE
  (COST - $1,580) - 0.0%......                       143
                                            ------------
HONG KONG
Electronic Equipment & Instruments - 0.0%
QPL International Holdings
  Limited.....................        600              3
                                            ------------
TOTAL WARRANTS IN HONG KONG
  (COST - $0) - 0.0%..........                         3
                                            ------------
TOTAL INVESTMENTS IN WARRANTS
  (COST - $1,580) - 0.0%......                       146
                                            ------------

                                 SHARES        VALUE
                                ---------   ------------
SHORT-TERM SECURITIES
UNITED STATES
Merrill Lynch Liquidity
  Series, LLC Cash Sweep
  Series I (e)             US   $ 126,669   $    126,669
                                            ------------
TOTAL SHORT-TERM SECURITIES
  (COST - $126,669) - 0.1%....                   126,669
                                            ------------
TOTAL INVESTMENTS
  (COST - $185,065,425) - 98.3%..            175,572,778
VARIATION MARGIN ON FINANCIAL
  FUTURES
  CONTRACTS*** - 0.3%.........                   573,188
UNREALIZED DEPRECIATION ON
  FORWARD FOREIGN EXCHANGE
  CONTRACTS** - 0.0%..........                   (45,335)
OTHER ASSETS LESS
  LIABILITIES - 1.4%..........                 2,516,360
                                            ------------
NET ASSETS - 100.0%...........              $178,616,991
                                            ============

---------------

* For Series compliance purposes, "Industries" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

**  Forward foreign exchange contracts as of June 30, 2003 were as follows:

   FOREIGN                       UNREALIZED
   CURRENCY        EXPIRATION   APPRECIATION
   PURCHASED          DATE     (DEPRECIATION)
   ---------       ----------  --------------
   A$    450,000   July 2003      $  3,330
   CHF   575,000   July 2003        (8,343)
   E      875,000  July 2003       (10,026)
   L      525,000  July 2003       (14,744)
   Y   85,000,000  July 2003       (15,423)
   SEK 1,000,000   July 2003          (801)
                                  --------
   TOTAL UNREALIZED
   DEPRECIATION ON FORWARD
   FOREIGN EXCHANGE
   CONTRACTS - NET (US$
   COMMITMENT - $3,474,492)       $(46,007)
                                  ========

   FOREIGN                       UNREALIZED
   CURRENCY        EXPIRATION   APPRECIATION
   SOLD               DATE     (DEPRECIATION)
   --------        ----------  --------------
   CHF125,000      July 2003      $    100
   E   225,000     July 2003          (678)
   L   150,000     July 2003           243
   Y35,000,000     July 2003         1,007
                                  --------
   TOTAL UNREALIZED
   APPRECIATION ON FORWARD
   FOREIGN EXCHANGE
   CONTRACTS - NET (US$
   COMMITMENT - $890,011)         $    672
                                  --------
   TOTAL UNREALIZED
   DEPRECIATION ON FORWARD
   FOREIGN EXCHANGE
   CONTRACTS - NET                $(45,335)
                                  ========

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

*** Financial futures contracts purchased as of June 30, 2003 were as follows:

   NUMBER OF
   CONTRACTS                   ISSUE       EXCHANGE  EXPIRATION DATE     VALUE
   ---------                   -----       --------  ---------------   ----------
            54            EURO             DJ EURO   September 2003    $1,505,004
             2            FTSE              LIFFE    September 2003       132,474
             2            SPI 200            SFE     September 2003       101,201
            15            TOPIX             Tokyo    September 2003     1,128,669
                                                                       ----------
   TOTAL FINANCIAL FUTURES CONTRACTS PURCHASED (TOTAL CONTRACT
   PRICE - $2,858,989)                                                 $2,867,348
                                                                       ==========

(a) Non-income producing security.

(b) American Depositary Receipts (ADR).

(c) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(d) The rights may be exercised until 07/03/2003.

(e) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

                                                                                INTEREST
   AFFILIATE                                                     NET ACTIVITY    INCOME
   ---------                                                     ------------   --------
   Merrill Lynch Liquidity Series, LLC Cash Sweep Series I.....  $(3,962,405)   $24,085

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
    Investments, at value (including securities loaned of
     $19,972,573) (identified cost - $185,065,425)..........             $175,572,778
    Cash held as collateral for loaned securities...........               21,102,830
    Cash on deposit for financial futures contracts.........                  846,990
    Cash....................................................                  307,538
    Foreign cash (cost - $1,476,824)........................                1,498,784
    Receivables:
      Variation margin......................................  $573,188
      Dividends.............................................   545,600
      Contributions.........................................   285,047
      Securities sold.......................................    75,647
      Interest..............................................     3,659      1,483,141
                                                              --------
    Prepaid expenses........................................                    1,265
                                                                         ------------
        TOTAL ASSETS........................................              200,813,326
                                                                         ------------

LIABILITIES:
    Collateral on securities loaned, at value...............               21,102,830
    Unrealized depreciation on forward foreign exchange
     contracts..............................................                   45,335
    Payables:
      Withdrawals...........................................   854,475
      Securities purchased..................................    83,634
      Forward foreign exchange contracts....................    81,307
      Investment adviser....................................     1,618
      Other affiliates......................................       950      1,021,984
                                                              --------
    Accrued expenses and other liabilities..................                   26,186
                                                                         ------------
        TOTAL LIABILITIES...................................               22,196,335
                                                                         ------------
NET ASSETS..................................................             $178,616,991
                                                                         ============

NET ASSETS CONSIST OF:
    Investors' capital......................................             $188,092,903
    Unrealized depreciation on investments and foreign
     currency transactions - net............................               (9,475,912)
                                                                         ------------
NET ASSETS..................................................             $178,616,991
                                                                         ============

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
    Dividends (net of $385,076 foreign withholding tax).....                $ 2,983,719
    Interest................................................                     40,693
    Securities lending - net................................                     46,521
                                                                            -----------
        TOTAL INCOME........................................                  3,070,933
                                                                            -----------
EXPENSES:
    Professional fees.......................................  $    48,644
    Custodian fees..........................................       39,133
    Accounting services.....................................       17,100
    Investment advisory fees................................        8,420
    Trustees' fees and expenses.............................        1,282
    Printing and shareholder reports........................          696
    Other...................................................        6,513
                                                              -----------
        TOTAL EXPENSES BEFORE REIMBURSEMENT.................      121,788
REIMBURSEMENT OF EXPENSES...................................      (17,696)
                                                              -----------
        TOTAL EXPENSES AFTER REIMBURSEMENT..................                    104,092
                                                                            -----------
INVESTMENT INCOME - NET.....................................                  2,966,841
                                                                            -----------
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS & FOREIGN
  CURRENCY TRANSACTIONS - NET:
    Realized gain (loss) from:
      Investments - net.....................................   (2,775,543)
      Foreign currency transactions - net...................      718,557    (2,056,986)
                                                              -----------
    Change in unrealized appreciation/depreciation on:
      Investments - net.....................................   16,509,484
      Foreign currency transactions - net...................     (246,717)   16,262,767
                                                              -----------   -----------
        TOTAL REALIZED AND UNREALIZED GAIN ON INVESTMENTS
        AND FOREIGN CURRENCY TRANSACTIONS - NET.............                 14,205,781
                                                                            -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........                $17,172,622
                                                                            ===========

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               FOR THE SIX      FOR THE YEAR
                                                               MONTHS ENDED        ENDED
                                                                 JUNE 30,       DECEMBER 31,
                                                                   2003             2002
                                                              --------------   --------------
                                                               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Investment income - net.................................   $  2,966,841     $  4,256,606
    Realized loss on investments and foreign currency
      transactions - net....................................     (2,056,986)     (15,497,931)
    Change in unrealized appreciation/depreciation on
      investments and foreign currency transactions - net...     16,262,767      (23,022,788)
                                                               ------------     ------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      OPERATIONS............................................     17,172,622      (34,264,113)
                                                               ------------     ------------
CAPITAL TRANSACTIONS:
    Proceeds from contributions.............................     27,347,229       85,092,571
    Fair value of withdrawals...............................    (32,723,192)     (79,519,958)
                                                               ------------     ------------
    INCREASE (DECREASE) IN NET ASSETS DERIVED FROM NET
      CAPITAL CONTRIBUTIONS.................................     (5,375,963)       5,572,613
                                                               ------------     ------------
NET ASSETS:
    Total increase (decrease) in net assets.................     11,796,659      (28,691,500)
    Beginning of period.....................................    166,820,332      195,511,832
                                                               ------------     ------------
    END OF PERIOD...........................................   $178,616,991     $166,820,332
                                                               ============     ============

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The following ratios have been derived from information provided in the financial statements.

                                                                                          FOR THE
                                                                                           PERIOD
                                         FOR THE SIX         FOR THE YEAR ENDED         DECEMBER 30,
                                         MONTHS ENDED           DECEMBER 31,              1999+ TO
                                           JUNE 30,     -----------------------------   DECEMBER 31,
                                             2003         2002       2001      2000         1999
                                         ------------   --------   --------   -------   ------------
                                         (UNAUDITED)
TOTAL INVESTMENT RETURN................      10.25%++   (15.81%)   (21.77%)        --          --
                                           --------     --------   --------   -------     -------
RATIOS TO AVERAGE NET ASSETS:
    Expenses, net of reimbursement.....        .12%*        .08%       .08%      .08%        .08%*
                                           --------     --------   --------   -------     -------
    Expenses...........................        .14%*        .16%       .39%     1.34%        .63%*
                                           --------     --------   --------   -------     -------
    Investment income - net............       3.52%*       2.21%      1.20%     1.55%       2.14%*
                                           --------     --------   --------   -------     -------
SUPPLEMENTAL DATA:
    Net assets, end of period (in
      thousands).......................    $178,617     $166,820   $195,512   $15,763     $10,054
                                           --------     --------   --------   -------     -------
    Portfolio turnover.................      10.11%       19.52%     30.19%     5.89%       0.00%
                                           --------     --------   --------   -------     -------

---------------

*   Annualized.

+   Commencement of operations.

++  Aggregated total investment return.

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

     Master International Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

  A.  Valuation of Investments

     Portfolio securities that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official closing price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price for long positions, and at the last available ask price for short positions. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the Nasdaq National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

  B.  Derivative Financial Instruments

     The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

  Financial Futures Contracts

     The Series may purchase or sell financial futures contracts and options on such futures contracts. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

  Options

     The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

     Written and purchased options are non-income producing investments.

  Forward Foreign Exchange Contracts

     The Series is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

  Foreign Currency Options and Futures

     The Series may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

  C.  Foreign Currency Transactions

     Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

  D.  Income Taxes

     The Series is classified as a "pass through" entity for Federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

  E.  Security Transactions and Investment Income

     Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income is recognized on the accrual basis.

  F.  Securities Lending

     The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2.   INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

     The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

     FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. FAM has entered into a contractual arrangement with the Series under which the expenses incurred by the Series will not exceed .12%. This arrangement expires December 31, 2003 and is renewable. For the six months ended June 30, 2003, FAM reimbursed the Series in the amount of $17,696.

     For the six months ended June 30, 2003, the Series reimbursed FAM $2,104 for certain accounting services.

     Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3.   INVESTMENTS:

     Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2003 were $18,603,180 and $14,949,064, respectively.

--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

     Net realized gains (losses) for the six months ended June 30, 2003 and unrealized gains (losses) as of June 30, 2003 were as follows:

                                                         REALIZED GAINS     UNREALIZED
                                                            (LOSSES)      GAINS (LOSSES)
                                                         --------------   --------------
Investments:
     Long-term.........................................   $(2,473,804)     $(9,492,647)
     Financial futures contracts.......................      (301,739)           8,359
                                                          -----------      -----------
Total investments......................................    (2,775,543)      (9,484,288)
                                                          -----------      -----------
Currency transactions:
     Forward foreign exchange contracts................      (499,076)         (45,335)
     Foreign currency transactions.....................     1,217,633           53,711
                                                          -----------      -----------
Total currency transactions............................       718,557            8,376
                                                          -----------      -----------
Total..................................................   $(2,056,986)     $(9,475,912)
                                                          ===========      ===========

     As of June 30, 2003, net unrealized depreciation for Federal income tax purposes aggregated $12,200,476, of which $16,080,440 related to appreciated securities and $28,280,916 related to depreciated securities. At June 30, 2003, the aggregate cost of investments for Federal income tax purposes was $187,773,254.

4.   COMMITMENTS

     At June 30, 2003, the Series had entered into foreign exchange contracts, in addition to the contracts listed in the Schedule of Investments, under which it had agreed to sell various foreign currencies with an approximate value of $1,239,000.

5.   SHORT-TERM BORROWINGS

     The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund shareholders redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .09% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 29, 2002, the credit agreement was renewed for one year at the same terms, except that the commitment was reduced from $1,000,000,000 to $500,000,000. The Series did not borrow under the credit agreement during the six months ended June 30, 2003.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS

PRIVACY POLICY (unaudited)
--------------------------------------------------------------------------------

     The American AAdvantage Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

     We may collect nonpublic personal information about you from one or more of the following sources:

     - information we receive from you on applications or other forms;

     - information about your transactions with us or our service providers; and

     - information we receive from third parties.

     We do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law.

     We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

--------------------------------------------------------------------------------

                             [AMERICAN EAGLE LOGO]

                        [AMERICAN AADVANTAGE FUNDS LOGO]
--------------------------------------------------------------------------------

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report, and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. They will begin sending you individual copies thirty days after receiving your request.

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:


                    [GRAPHIC]                                          [GRAPHIC]
                    BY E-MAIL:                                      ON THE INTERNET:
         american_aadvantage.funds@aa.com                 Visit our website at www.aafunds.com

--------------------------------------------------------------------------------


                    [GRAPHIC]                                          [GRAPHIC]
                  BY TELEPHONE:                                         BY MAIL:
               Institutional Class                             American AAdvantage Funds
               Call (800) 658-5811                              P.O. Box 619003, MD 2450
                PlanAhead Class(R)                             DFW Airport, TX 75261-9003
               Call (800) 388-3344

FUND SERVICE PROVIDERS:

 CUSTODIAN                      TRANSFER AGENT                      INDEPENDENT AUDITORS    DISTRIBUTOR
 STATE STREET BANK AND TRUST    NATIONAL FINANCIAL DATA SERVICES    ERNST & YOUNG LLP       SWS FINANCIAL SERVICES
 Boston, Massachusetts          Kansas City, Missouri               Dallas, Texas           Dallas, Texas

This report is prepared for shareholders of the American AAdvantage Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------

American Airlines is not responsible for investments made in the American AAdvantage Funds. American AAdvantage Funds is a registered service mark of AMR Corporation. American AAdvantage Small Cap Index Fund and American AAdvantage International Equity Index Fund are service marks of AMR Investment Services, Inc.

                                   [GRAPHIC]






                                                                          527730

ITEM 2. CODE OF ETHICS.
Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not Applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not Applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.
     (a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the registrant are effective.

     (b) There have been no significant changes in the registrant's internal control over financial reporting during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.
     (a)(1) Not Applicable.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

     (b) The certification required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as EX-99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American AAdvantage Funds

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: September 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: September 8, 2003


By /s/ Rebecca L. Harris
   ---------------------
   Rebecca L. Harris
   Treasurer

Date: September 8, 2003